2025 Annual Report
RiverSource Variable Account 10
This wrapper contains financial statements provided for owners of:
• RiverSource® Retirement Advisor Advantage Variable Annuity – Band 3
• RiverSource® Retirement Advisor Variable Annuity – Band 3
This Annual Report contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.

Issued by:  RiverSource Life Insurance Company
ANN9123_12_E01_(05/26)

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND
THE CONTRACT OWNERS OF RIVERSOURCE VARIABLE ACCOUNT 10
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource Variable Account 10, as indicated in Note 1, as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets of the periods indicated in Note 1 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the RiverSource Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource Variable Account 10 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource Variable Account 10 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the investee mutual funds and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 24, 2026
We have served as the auditor of one or more of the divisions of RiverSource Variable Account 10 since 2010.
RiverSource Variable Account 10 ■ 3

Statement of Assets and Liabilities

December 31, 2025	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Assets
Investments, at fair value	$9,369,271	$74,155,201	$187,793,397	$70,171,084	$8,609,339
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	46,178	66,040	25,455	1,155	1,623
Receivable for share redemptions	55,090	202,061	180,425	59,325	7,364
Total assets	9,470,539	74,423,302	187,999,277	70,231,564	8,618,326

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,923	59,500	180,425	56,789	7,364
Contract terminations	46,167	142,561	—	2,536	—
Payable for investments purchased	46,178	66,040	25,455	1,155	1,623
Total liabilities	101,268	268,101	205,880	60,480	8,987
Net assets applicable to contracts in accumulation period	9,368,057	73,979,451	187,785,089	69,937,625	8,552,905
Net assets applicable to contracts in payment period	—	175,750	4,296	233,070	55,748
Net assets applicable to seed money	1,214	—	4,012	389	686
Total net assets	$9,369,271	$74,155,201	$187,793,397	$70,171,084	$8,609,339
Investment shares	865,122	3,561,729	2,304,779	2,274,589	284,512
Investments, at cost	$9,436,477	$54,642,404	$151,083,815	$60,620,405	$8,654,428

December 31, 2025 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Assets
Investments, at fair value	$19,202,893	$35,157,097	$72,397,986	$50,641,258	$4,585,419
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	89	603	9,152	14,024	25
Receivable for share redemptions	31,358	37,899	81,331	62,482	4,445
Total assets	19,234,340	35,195,599	72,488,469	50,717,764	4,589,889

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	14,845	29,904	65,560	47,184	4,400
Contract terminations	16,513	7,995	15,771	15,298	45
Payable for investments purchased	89	603	9,152	14,024	25
Total liabilities	31,447	38,502	90,483	76,506	4,470
Net assets applicable to contracts in accumulation period	18,740,520	35,067,381	72,267,120	50,586,159	4,584,833
Net assets applicable to contracts in payment period	462,190	88,204	129,978	53,816	—
Net assets applicable to seed money	183	1,512	888	1,283	586
Total net assets	$19,202,893	$35,157,097	$72,397,986	$50,641,258	$4,585,419
Investment shares	960,145	1,367,980	7,541,457	4,028,740	443,893
Investments, at cost	$16,376,129	$32,174,866	$72,929,252	$43,703,721	$4,526,274
See accompanying notes to financial statements.
 4 ■ RiverSource Variable Account 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value	$80,392,300	$4,864,067	$5,390,739	$24,707,897	$11,929,319
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	82,142	182	646	67	390
Receivable for share redemptions	88,018	4,005	4,794	19,358	10,326
Total assets	80,562,460	4,868,254	5,396,179	24,727,322	11,940,035

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	75,002	4,005	4,766	19,358	10,315
Contract terminations	13,016	—	28	—	11
Payable for investments purchased	82,142	182	646	67	390
Total liabilities	170,160	4,187	5,440	19,425	10,716
Net assets applicable to contracts in accumulation period	80,246,244	4,861,941	5,390,010	24,637,616	11,896,595
Net assets applicable to contracts in payment period	145,280	—	—	70,164	32,724
Net assets applicable to seed money	776	2,126	729	117	—
Total net assets	$80,392,300	$4,864,067	$5,390,739	$24,707,897	$11,929,319
Investment shares	6,026,409	85,155	1,918,413	8,669,437	423,026
Investments, at cost	$85,700,249	$3,684,623	$4,953,178	$19,088,903	$11,538,374

December 31, 2025 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2
Assets
Investments, at fair value	$137,653,566	$82,226,247	$201,664,515	$619,274,486	$17,218,570
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	13,454	39,398	68,515	67,526	1,106
Receivable for share redemptions	185,690	72,268	199,612	786,647	16,407
Total assets	137,852,710	82,337,913	201,932,642	620,128,659	17,236,083

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	110,688	66,885	186,310	575,291	16,294
Contract terminations	75,002	5,383	13,302	211,356	113
Payable for investments purchased	13,454	39,398	68,515	67,526	1,106
Total liabilities	199,144	111,666	268,127	854,173	17,513
Net assets applicable to contracts in accumulation period	137,027,609	81,917,635	201,664,414	614,072,600	17,217,630
Net assets applicable to contracts in payment period	625,589	308,193	—	5,201,510	—
Net assets applicable to seed money	368	419	101	376	940
Total net assets	$137,653,566	$82,226,247	$201,664,515	$619,274,486	$17,218,570
Investment shares	8,657,457	4,022,811	3,722,121	11,257,489	4,304,643
Investments, at cost	$172,699,358	$98,035,677	$158,582,462	$301,568,217	$20,583,275
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 5

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 2	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Assets
Investments, at fair value	$208,603,508	$14,368,033	$39,457,799	$66,613,834	$374,993,059
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	169,555	132	8,876	32,003	303
Receivable for share redemptions	200,670	13,226	63,258	120,539	434,528
Total assets	208,973,733	14,381,391	39,529,933	66,766,376	375,427,890

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	191,726	13,225	33,486	63,038	341,900
Contract terminations	8,944	1	29,772	57,501	92,628
Payable for investments purchased	169,555	132	8,876	32,003	303
Total liabilities	370,225	13,358	72,134	152,542	434,831
Net assets applicable to contracts in accumulation period	208,196,751	14,360,778	39,201,153	66,612,702	370,945,491
Net assets applicable to contracts in payment period	406,502	6,635	256,646	—	4,047,568
Net assets applicable to seed money	255	620	—	1,132	—
Total net assets	$208,603,508	$14,368,033	$39,457,799	$66,613,834	$374,993,059
Investment shares	3,396,345	1,870,838	5,078,224	534,879	2,955,028
Investments, at cost	$103,033,213	$14,958,913	$48,007,343	$36,322,511	$76,074,252

December 31, 2025 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Assets
Investments, at fair value	$125,425,710	$363,212,125	$48,209,031	$68,032,155	$11,131,796
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	8,769	17,575	269,527	5,575	1,174
Receivable for share redemptions	122,885	385,705	46,337	110,907	10,022
Total assets	125,557,364	363,615,405	48,524,895	68,148,637	11,142,992

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	119,771	309,758	45,000	60,691	10,022
Contract terminations	3,114	75,947	1,337	50,216	—
Payable for investments purchased	8,769	17,575	269,527	5,575	1,174
Total liabilities	131,654	403,280	315,864	116,482	11,196
Net assets applicable to contracts in accumulation period	125,419,972	360,263,328	48,208,743	67,770,993	11,130,934
Net assets applicable to contracts in payment period	5,536	2,948,797	—	261,162	—
Net assets applicable to seed money	202	—	288	—	862
Total net assets	$125,425,710	$363,212,125	$48,209,031	$68,032,155	$11,131,796
Investment shares	2,487,618	7,063,635	3,671,670	5,115,200	1,311,166
Investments, at cost	$78,299,895	$97,699,288	$51,190,000	$65,346,308	$11,491,601
See accompanying notes to financial statements.
 6 ■ RiverSource Variable Account 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
Assets
Investments, at fair value	$199,440,548	$146,789,848	$59,868,044	$103,110,182	$29,268,832
Dividends receivable	17,195	13,174	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	114,980	3,900	3,221	19,874	15
Receivable for share redemptions	200,169	189,185	55,522	113,810	59,788
Total assets	199,772,892	146,996,107	59,926,787	103,243,866	29,328,635

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	195,157	127,896	55,522	88,664	27,961
Contract terminations	5,012	61,290	—	25,146	31,827
Payable for investments purchased	114,980	3,900	3,221	19,874	15
Total liabilities	315,149	193,086	58,743	133,684	59,803
Net assets applicable to contracts in accumulation period	199,449,124	146,461,713	59,867,466	102,305,432	29,268,188
Net assets applicable to contracts in payment period	—	341,308	—	804,750	—
Net assets applicable to seed money	8,619	—	578	—	644
Total net assets	$199,457,743	$146,803,021	$59,868,044	$103,110,182	$29,268,832
Investment shares	199,440,548	146,789,848	9,640,587	16,445,005	4,361,972
Investments, at cost	$199,440,547	$146,788,932	$61,202,317	$106,699,463	$30,383,954

December 31, 2025 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Assets
Investments, at fair value	$64,234,662	$98,856,809	$204,681,951	$172,200,481	$154,198,903
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	20,590	54,610	1,936	54,881	931
Receivable for share redemptions	54,201	93,551	226,784	195,146	129,505
Total assets	64,309,453	99,004,970	204,910,671	172,450,508	154,329,339

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	53,951	92,697	174,064	163,398	121,386
Contract terminations	250	854	52,720	31,748	8,119
Payable for investments purchased	20,590	54,610	1,936	54,881	931
Total liabilities	74,791	148,161	228,720	250,027	130,436
Net assets applicable to contracts in accumulation period	63,861,200	98,804,284	203,476,700	172,199,971	153,191,685
Net assets applicable to contracts in payment period	373,462	52,177	1,205,251	—	1,007,218
Net assets applicable to seed money	—	348	—	510	—
Total net assets	$64,234,662	$98,856,809	$204,681,951	$172,200,481	$154,198,903
Investment shares	9,404,782	11,548,693	23,745,006	3,149,817	2,762,926
Investments, at cost	$72,898,692	$105,499,797	$236,164,416	$91,711,368	$35,233,210
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 7

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2
Assets
Investments, at fair value	$266,214,295	$617,249,857	$95,779,295	$18,654,263	$57,485,198
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	350,623	100,422	1,061	517	874,410
Receivable for share redemptions	250,698	636,379	92,678	17,039	57,385
Total assets	266,815,616	617,986,658	95,873,034	18,671,819	58,416,993

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	250,698	565,849	87,761	16,859	52,868
Contract terminations	—	70,530	4,917	180	4,517
Payable for investments purchased	350,623	100,422	1,061	517	874,410
Total liabilities	601,321	736,801	93,739	17,556	931,795
Net assets applicable to contracts in accumulation period	266,214,215	615,385,663	95,768,058	18,610,469	57,331,339
Net assets applicable to contracts in payment period	—	1,863,972	10,602	43,061	153,161
Net assets applicable to seed money	80	222	635	733	698
Total net assets	$266,214,295	$617,249,857	$95,779,295	$18,654,263	$57,485,198
Investment shares	4,663,064	10,612,962	10,124,661	2,634,783	3,247,751
Investments, at cost	$198,479,876	$220,882,787	$95,997,022	$21,709,087	$45,367,457

December 31, 2025 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Eq, Cl 2	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value	$60,383,523	$33,334,667	$6,864,610	$84,213,096	$46,510,466
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	122	17,451	1,000	10,084	177
Receivable for share redemptions	105,166	31,332	6,640	79,565	84,731
Total assets	60,488,811	33,383,450	6,872,250	84,302,745	46,595,374

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	55,733	31,332	6,640	79,565	38,321
Contract terminations	49,433	—	—	—	46,410
Payable for investments purchased	122	17,451	1,000	10,084	177
Total liabilities	105,288	48,783	7,640	89,649	84,908
Net assets applicable to contracts in accumulation period	59,633,930	33,333,951	6,864,268	84,212,768	46,490,159
Net assets applicable to contracts in payment period	749,593	—	—	—	20,307
Net assets applicable to seed money	—	716	342	328	—
Total net assets	$60,383,523	$33,334,667	$6,864,610	$84,213,096	$46,510,466
Investment shares	3,388,525	981,297	260,418	1,561,236	846,722
Investments, at cost	$42,637,021	$26,300,353	$5,059,288	$51,948,284	$23,549,928
See accompanying notes to financial statements.
 8 ■ RiverSource Variable Account 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Assets
Investments, at fair value	$48,325,596	$75,075,622	$42,088,694	$38,637,444	$24,121,049
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	17,586	5,702	93	2,508	95
Receivable for share redemptions	99,636	69,408	46,901	63,963	24,009
Total assets	48,442,818	75,150,732	42,135,688	38,703,915	24,145,153

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	46,657	68,523	40,100	32,295	23,248
Contract terminations	52,979	885	6,801	31,668	761
Payable for investments purchased	17,586	5,702	93	2,508	95
Total liabilities	117,222	75,110	46,994	66,471	24,104
Net assets applicable to contracts in accumulation period	48,322,736	74,188,633	42,085,389	38,454,344	24,117,988
Net assets applicable to contracts in payment period	2,285	886,989	2,984	183,100	2,874
Net assets applicable to seed money	575	—	321	—	187
Total net assets	$48,325,596	$75,075,622	$42,088,694	$38,637,444	$24,121,049
Investment shares	776,689	1,184,158	922,189	831,449	598,092
Investments, at cost	$31,370,792	$21,771,172	$26,097,412	$14,106,951	$17,428,659

December 31, 2025 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Assets
Investments, at fair value	$26,065,968	$4,055,186	$86,550,023	$14,172,884	$32,975,406
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,132	674	202,154	139	80
Receivable for share redemptions	20,943	3,854	1,188,728	14,112	27,707
Total assets	26,101,043	4,059,714	87,940,905	14,187,135	33,003,193

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	20,645	3,854	84,447	13,842	27,310
Contract terminations	298	—	1,104,281	270	397
Payable for investments purchased	14,132	674	202,154	139	80
Total liabilities	35,075	4,528	1,390,882	14,251	27,787
Net assets applicable to contracts in accumulation period	26,031,641	4,054,573	86,549,560	14,158,535	32,727,530
Net assets applicable to contracts in payment period	34,327	—	—	13,761	247,876
Net assets applicable to seed money	—	613	463	588	—
Total net assets	$26,065,968	$4,055,186	$86,550,023	$14,172,884	$32,975,406
Investment shares	633,592	325,980	23,141,717	1,519,066	3,523,013
Investments, at cost	$10,923,933	$3,940,153	$92,754,242	$14,485,194	$35,239,460
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 9

Statement of Assets and Liabilities

December 31, 2025 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2
Assets
Investments, at fair value	$10,442,448	$29,187,434	$15,754,970	$35,352,746	$21,913,216
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	70	17,876	15,578	3,364	441
Receivable for share redemptions	12,026	26,862	15,279	29,131	20,895
Total assets	10,454,544	29,232,172	15,785,827	35,385,241	21,934,552

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,777	26,862	15,279	29,131	20,843
Contract terminations	3,249	—	—	—	52
Payable for investments purchased	70	17,876	15,578	3,364	441
Total liabilities	12,096	44,738	30,857	32,495	21,336
Net assets applicable to contracts in accumulation period	10,438,029	29,187,014	15,754,451	35,295,478	21,912,438
Net assets applicable to contracts in payment period	4,419	—	—	57,268	—
Net assets applicable to seed money	—	420	519	—	778
Total net assets	$10,442,448	$29,187,434	$15,754,970	$35,352,746	$21,913,216
Investment shares	524,746	3,148,590	3,698,350	8,127,068	3,456,343
Investments, at cost	$14,581,237	$30,720,943	$19,277,231	$48,561,373	$26,475,881

December 31, 2025 (continued)	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Assets
Investments, at fair value	$108,546,266	$68,211,556	$48,217,947	$29,513,332	$65,705,601
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,575	14,056	1,012	11,224	306
Receivable for share redemptions	97,653	65,108	47,221	26,692	70,623
Total assets	108,649,494	68,290,720	48,266,180	29,551,248	65,776,530

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	90,598	65,108	46,567	26,692	62,688
Contract terminations	7,055	—	654	—	7,935
Payable for investments purchased	5,575	14,056	1,012	11,224	306
Total liabilities	103,228	79,164	48,233	37,916	70,929
Net assets applicable to contracts in accumulation period	108,202,655	68,210,809	48,154,800	29,512,602	65,705,398
Net assets applicable to contracts in payment period	343,611	—	62,923	—	—
Net assets applicable to seed money	—	747	224	730	203
Total net assets	$108,546,266	$68,211,556	$48,217,947	$29,513,332	$65,705,601
Investment shares	1,331,529	869,713	1,135,609	3,187,185	1,315,427
Investments, at cost	$32,611,631	$36,699,338	$31,855,529	$30,815,929	$44,610,078
See accompanying notes to financial statements.
 10 ■ RiverSource Variable Account 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F
Assets
Investments, at fair value	$34,389,159	$95,765,879	$31,544,802	$28,393,942	$10,536,515
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,853	4,537	10,326	4,756	566
Receivable for share redemptions	61,969	102,257	29,784	29,823	9,161
Total assets	34,452,981	95,872,673	31,584,912	28,428,521	10,546,242

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	28,907	91,629	29,784	27,943	9,161
Contract terminations	33,062	10,628	—	1,880	—
Payable for investments purchased	1,853	4,537	10,326	4,756	566
Total liabilities	63,822	106,794	40,110	34,579	9,727
Net assets applicable to contracts in accumulation period	34,302,291	95,765,648	31,544,199	28,393,183	10,533,969
Net assets applicable to contracts in payment period	86,868	—	—	—	—
Net assets applicable to seed money	—	231	603	759	2,546
Total net assets	$34,389,159	$95,765,879	$31,544,802	$28,393,942	$10,536,515
Investment shares	674,959	1,933,492	566,334	426,592	87,115
Investments, at cost	$18,578,100	$57,586,969	$18,621,056	$19,077,959	$9,028,005

December 31, 2025 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value	$41,292,676	$15,666,558	$21,811,913	$68,916,539	$698,313,946
Dividends receivable	—	—	—	369,975	—
Accounts receivable from RiverSource Life for contract purchase payments	62,692	22,231	1,086	3,469	346,861
Receivable for share redemptions	37,803	14,297	38,508	136,754	895,013
Total assets	41,393,171	15,703,086	21,851,507	69,426,737	699,555,820

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	37,774	14,297	20,132	59,481	629,385
Contract terminations	29	—	18,376	77,273	265,628
Payable for investments purchased	62,692	22,231	1,086	373,444	346,861
Total liabilities	100,495	36,528	39,594	510,198	1,241,874
Net assets applicable to contracts in accumulation period	41,289,459	15,664,355	21,797,463	68,609,553	697,544,732
Net assets applicable to contracts in payment period	—	—	13,725	302,101	767,892
Net assets applicable to seed money	3,217	2,203	725	4,885	1,322
Total net assets	$41,292,676	$15,666,558	$21,811,913	$68,916,539	$698,313,946
Investment shares	215,414	175,811	1,592,110	8,233,756	12,281,286
Investments, at cost	$33,430,250	$14,450,961	$21,293,677	$73,495,760	$515,930,268
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 11

Statement of Assets and Liabilities

December 31, 2025 (continued)	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2
Assets
Investments, at fair value	$4,973,308	$3,580,851	$44,970,894	$126,853,551	$46,555,687
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	25	5,323	—	201,795	51,365
Receivable for share redemptions	6,914	3,379	35,484	114,801	43,719
Total assets	4,980,247	3,589,553	45,006,378	127,170,147	46,650,771

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,410	3,379	33,945	101,723	43,690
Contract terminations	2,504	—	1,539	13,078	29
Payable for investments purchased	25	5,323	—	201,795	51,365
Total liabilities	6,939	8,702	35,484	316,596	95,084
Net assets applicable to contracts in accumulation period	4,972,623	3,580,015	44,544,262	125,554,894	46,554,178
Net assets applicable to contracts in payment period	—	—	426,632	1,298,009	—
Net assets applicable to seed money	685	836	—	648	1,509
Total net assets	$4,973,308	$3,580,851	$44,970,894	$126,853,551	$46,555,687
Investment shares	313,773	132,135	1,369,394	3,965,413	482,943
Investments, at cost	$3,733,188	$3,329,631	$28,326,066	$84,659,449	$34,391,615

December 31, 2025 (continued)	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Assets
Investments, at fair value	$17,536,190	$27,898,130	$61,100,786	$363,847,091	$10,391,485
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	32,395	12,992	—	53,608	863
Receivable for share redemptions	15,218	24,641	113,629	451,637	7,783
Total assets	17,583,803	27,935,763	61,214,415	364,352,336	10,400,131

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	15,208	24,641	46,567	313,538	7,783
Contract terminations	10	—	67,062	138,099	—
Payable for investments purchased	32,395	12,992	—	53,608	863
Total liabilities	47,613	37,633	113,629	505,245	8,646
Net assets applicable to contracts in accumulation period	17,535,868	27,897,814	60,102,924	362,652,494	10,293,599
Net assets applicable to contracts in payment period	—	—	997,862	1,193,685	97,886
Net assets applicable to seed money	322	316	—	912	—
Total net assets	$17,536,190	$27,898,130	$61,100,786	$363,847,091	$10,391,485
Investment shares	668,045	2,543,129	1,660,799	10,345,382	380,362
Investments, at cost	$15,507,396	$27,646,213	$53,376,189	$342,110,548	$8,412,746
See accompanying notes to financial statements.
 12 ■ RiverSource Variable Account 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4
Assets
Investments, at fair value	$46,160,301	$205,792,959	$38,659,892	$61,733,324	$17,435,687
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,043	127,508	15,091	298	755
Receivable for share redemptions	39,823	226,734	32,689	65,569	14,811
Total assets	46,205,167	206,147,201	38,707,672	61,799,191	17,451,253

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	37,998	184,404	31,145	57,816	14,747
Contract terminations	1,825	42,330	1,544	7,753	64
Payable for investments purchased	5,043	127,508	15,091	298	755
Total liabilities	44,866	354,242	47,780	65,867	15,566
Net assets applicable to contracts in accumulation period	45,927,202	205,465,393	38,532,614	61,667,806	17,435,239
Net assets applicable to contracts in payment period	233,099	327,284	127,278	64,772	—
Net assets applicable to seed money	—	282	—	746	448
Total net assets	$46,160,301	$205,792,959	$38,659,892	$61,733,324	$17,435,687
Investment shares	1,702,076	18,590,150	2,960,176	4,072,119	1,109,140
Investments, at cost	$37,712,646	$205,223,644	$47,559,805	$60,762,943	$16,640,015

December 31, 2025 (continued)	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst
Assets
Investments, at fair value	$1,591,884	$57,662,531	$104,419,998	$8,075,747	$97,765,396
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,415	2,638	2,469	3,107	2,036
Receivable for share redemptions	1,399	52,731	106,347	7,350	184,865
Total assets	1,596,698	57,717,900	104,528,814	8,086,204	97,952,297

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,399	50,055	90,777	7,350	75,703
Contract terminations	—	2,676	15,570	—	109,162
Payable for investments purchased	3,415	2,638	2,469	3,107	2,036
Total liabilities	4,814	55,369	108,816	10,457	186,901
Net assets applicable to contracts in accumulation period	1,590,919	57,568,877	104,041,817	8,075,375	96,914,955
Net assets applicable to contracts in payment period	—	92,378	377,384	—	850,441
Net assets applicable to seed money	965	1,276	797	372	—
Total net assets	$1,591,884	$57,662,531	$104,419,998	$8,075,747	$97,765,396
Investment shares	80,155	3,581,524	7,528,479	553,512	6,001,559
Investments, at cost	$1,529,571	$59,632,124	$107,148,281	$7,656,796	$94,208,272
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 13

Statement of Assets and Liabilities

December 31, 2025 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Assets
Investments, at fair value	$5,150,168	$6,961,480	$99,626,664	$14,388,653	$42,220,121
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	662	—	77	835	11,548
Receivable for share redemptions	3,939	6,632	129,021	12,472	33,626
Total assets	5,154,769	6,968,112	99,755,762	14,401,960	42,265,295

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,939	6,311	79,432	10,712	33,626
Contract terminations	—	321	49,589	1,760	—
Payable for investments purchased	662	—	77	835	11,548
Total liabilities	4,601	6,632	129,098	13,307	45,174
Net assets applicable to contracts in accumulation period	5,130,382	6,960,945	98,598,450	14,358,559	42,218,717
Net assets applicable to contracts in payment period	19,786	—	1,028,214	30,094	1,404
Net assets applicable to seed money	—	535	—	—	—
Total net assets	$5,150,168	$6,961,480	$99,626,664	$14,388,653	$42,220,121
Investment shares	360,656	495,479	4,572,128	177,638	586,798
Investments, at cost	$4,605,107	$6,633,267	$80,818,753	$9,720,710	$31,057,935

December 31, 2025 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Assets
Investments, at fair value	$26,951,503	$103,411,852	$77,556,400	$10,174,408	$15,426,414
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	300	68,381	—	48	4,110
Receivable for share redemptions	25,709	224,460	88,796	9,324	11,811
Total assets	26,977,512	103,704,693	77,645,196	10,183,780	15,442,335

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	25,142	85,421	88,155	9,324	11,800
Contract terminations	567	139,039	641	—	11
Payable for investments purchased	300	68,381	—	48	4,110
Total liabilities	26,009	292,841	88,796	9,372	15,921
Net assets applicable to contracts in accumulation period	26,775,008	103,145,489	76,822,599	10,173,825	15,351,104
Net assets applicable to contracts in payment period	175,608	266,080	733,801	—	75,310
Net assets applicable to seed money	887	283	—	583	—
Total net assets	$26,951,503	$103,411,852	$77,556,400	$10,174,408	$15,426,414
Investment shares	3,208,512	4,857,297	2,152,551	1,763,329	205,111
Investments, at cost	$31,275,360	$83,191,196	$60,009,061	$10,045,126	$15,292,476
See accompanying notes to financial statements.
 14 ■ RiverSource Variable Account 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser II
Assets
Investments, at fair value	$9,654,720	$17,071,382	$9,281,625	$33,604,792	$114,605,202
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	12,562	—	1	82	18,352
Receivable for share redemptions	8,100	14,945	9,046	53,374	117,064
Total assets	9,675,382	17,086,327	9,290,672	33,658,248	114,740,618

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,100	13,629	8,516	27,426	97,013
Contract terminations	—	1,316	530	25,948	20,051
Payable for investments purchased	12,562	—	1	82	18,352
Total liabilities	20,662	14,945	9,047	53,456	135,416
Net assets applicable to contracts in accumulation period	9,652,110	16,921,550	9,223,968	33,496,041	113,861,822
Net assets applicable to contracts in payment period	2,610	149,832	57,657	108,751	742,801
Net assets applicable to seed money	—	—	—	—	579
Total net assets	$9,654,720	$17,071,382	$9,281,625	$33,604,792	$114,605,202
Investment shares	152,259	627,163	345,170	949,556	24,280,763
Investments, at cost	$10,190,228	$14,852,268	$8,241,374	$29,752,298	$122,763,790

December 31, 2025 (continued)	Invesco VI Global, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Assets
Investments, at fair value	$132,364,583	$25,967,040	$2,735,094	$112,145,554	$31,677,382
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	58,285	19,753	317	63,908	1,830
Receivable for share redemptions	202,963	32,275	2,418	171,500	28,984
Total assets	132,625,831	26,019,068	2,737,829	112,380,962	31,708,196

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	118,392	21,609	2,418	100,985	24,972
Contract terminations	84,571	10,666	—	70,515	4,012
Payable for investments purchased	58,285	19,753	317	63,908	1,830
Total liabilities	261,248	52,028	2,735	235,408	30,814
Net assets applicable to contracts in accumulation period	132,135,553	25,775,194	2,720,860	111,930,433	31,542,185
Net assets applicable to contracts in payment period	227,325	191,846	14,234	214,598	135,197
Net assets applicable to seed money	1,705	—	—	523	—
Total net assets	$132,364,583	$25,967,040	$2,735,094	$112,145,554	$31,677,382
Investment shares	3,646,407	955,022	127,510	4,047,115	1,233,063
Investments, at cost	$133,377,881	$24,658,122	$2,732,435	$99,398,161	$24,578,370
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 15

Statement of Assets and Liabilities

December 31, 2025 (continued)	Invesco VI Tech, Ser II	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Assets
Investments, at fair value	$10,859,055	$50,784,070	$182,156,739	$14,097,570	$71,266,531
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	24,131	10,201	2,374	407	7,118
Receivable for share redemptions	10,228	40,246	188,877	10,422	80,963
Total assets	10,893,414	50,834,517	182,347,990	14,108,399	71,354,612

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,228	40,205	171,091	10,422	64,253
Contract terminations	—	41	17,786	—	16,710
Payable for investments purchased	24,131	10,201	2,374	407	7,118
Total liabilities	34,359	50,447	191,251	10,829	88,081
Net assets applicable to contracts in accumulation period	10,858,185	50,631,199	181,709,652	14,047,262	71,266,031
Net assets applicable to contracts in payment period	—	152,421	445,194	50,308	—
Net assets applicable to seed money	870	450	1,893	—	500
Total net assets	$10,859,055	$50,784,070	$182,156,739	$14,097,570	$71,266,531
Investment shares	510,294	2,121,306	3,062,487	192,196	6,397,355
Investments, at cost	$9,332,554	$29,258,710	$142,408,972	$11,261,505	$76,652,777

December 31, 2025 (continued)	Janus Henderson VIT Forty, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Assets
Investments, at fair value	$7,458,651	$28,813,148	$75,232,843	$2,727,007	$8,905,663
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	9,131	977	5	20
Receivable for share redemptions	7,114	25,384	68,913	3,162	8,327
Total assets	7,465,765	28,847,663	75,302,733	2,730,174	8,914,010

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,114	23,043	68,841	2,517	8,327
Contract terminations	—	2,341	72	645	—
Payable for investments purchased	—	9,131	977	5	20
Total liabilities	7,114	34,515	69,890	3,167	8,347
Net assets applicable to contracts in accumulation period	7,457,167	28,779,536	75,175,601	2,725,858	8,904,328
Net assets applicable to contracts in payment period	—	32,555	53,951	—	—
Net assets applicable to seed money	1,484	1,057	3,291	1,149	1,335
Total net assets	$7,458,651	$28,813,148	$75,232,843	$2,727,007	$8,905,663
Investment shares	143,795	543,439	1,228,492	91,265	614,608
Investments, at cost	$6,582,650	$20,721,551	$47,166,934	$2,217,944	$7,842,794
See accompanying notes to financial statements.
 16 ■ RiverSource Variable Account 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Assets
Investments, at fair value	$10,413,829	$21,178,787	$16,207,757	$5,633,344	$36,462,542
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3	111	21,709	78	23,279
Receivable for share redemptions	9,488	19,379	13,293	4,414	31,510
Total assets	10,423,320	21,198,277	16,242,759	5,637,836	36,517,331

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,483	19,379	13,293	4,327	31,510
Contract terminations	5	—	—	87	—
Payable for investments purchased	3	111	21,709	78	23,279
Total liabilities	9,491	19,490	35,002	4,492	54,789
Net assets applicable to contracts in accumulation period	10,413,575	21,178,455	16,074,425	5,577,675	36,362,100
Net assets applicable to contracts in payment period	—	—	132,711	55,586	100,096
Net assets applicable to seed money	254	332	621	83	346
Total net assets	$10,413,829	$21,178,787	$16,207,757	$5,633,344	$36,462,542
Investment shares	981,511	1,597,194	1,325,137	460,053	1,879,997
Investments, at cost	$10,453,137	$21,357,250	$13,001,872	$4,624,499	$36,221,234

December 31, 2025 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	MFS Gbl Real Est, Serv Cl
Assets
Investments, at fair value	$47,588,371	$169,454,474	$25,851,461	$6,121,963	$2,379,236
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	16,557	1,156	—	104	149
Receivable for share redemptions	40,639	194,518	28,551	5,687	2,043
Total assets	47,645,567	169,650,148	25,880,012	6,127,754	2,381,428

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	40,492	148,831	19,586	5,687	2,043
Contract terminations	147	45,687	8,965	—	—
Payable for investments purchased	16,557	1,156	—	104	149
Total liabilities	57,196	195,674	28,551	5,791	2,192
Net assets applicable to contracts in accumulation period	47,379,895	168,991,897	25,474,153	6,120,729	2,378,710
Net assets applicable to contracts in payment period	208,476	461,658	377,308	—	—
Net assets applicable to seed money	—	919	—	1,234	526
Total net assets	$47,588,371	$169,454,474	$25,851,461	$6,121,963	$2,379,236
Investment shares	1,588,238	13,098,437	2,001,042	126,557	152,907
Investments, at cost	$32,847,576	$133,698,395	$18,978,428	$4,786,728	$2,385,842
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 17

Statement of Assets and Liabilities

December 31, 2025 (continued)	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl
Assets
Investments, at fair value	$11,086,861	$64,913,804	$26,645,556	$4,935,385	$133,208,179
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	10,434	2,973	465	—	267,252
Receivable for share redemptions	10,106	53,052	20,976	4,589	118,407
Total assets	11,107,401	64,969,829	26,666,997	4,939,974	133,593,838

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,106	52,588	20,668	4,415	116,908
Contract terminations	—	464	308	174	1,499
Payable for investments purchased	10,434	2,973	465	—	267,252
Total liabilities	20,540	56,025	21,441	4,589	385,659
Net assets applicable to contracts in accumulation period	11,086,339	64,887,354	26,573,276	4,935,095	132,689,922
Net assets applicable to contracts in payment period	—	26,450	72,280	—	517,220
Net assets applicable to seed money	522	—	—	290	1,037
Total net assets	$11,086,861	$64,913,804	$26,645,556	$4,935,385	$133,208,179
Investment shares	629,935	2,968,167	2,202,112	243,482	3,617,821
Investments, at cost	$9,981,570	$60,605,569	$31,193,142	$4,335,876	$110,640,738

December 31, 2025 (continued)	MS VIF Dis, Cl II	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP for Inc, Serv Cl	Nom VIP Intl Core Eq, Serv Cl
Assets
Investments, at fair value	$76,865,242	$18,576,471	$13,542,837	$2,557,260	$1,949,978
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	30,306	215	—	2,175	—
Receivable for share redemptions	95,696	16,822	85,038	2,202	1,728
Total assets	76,991,244	18,593,508	13,627,875	2,561,637	1,951,706

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	71,510	16,693	12,316	2,202	1,728
Contract terminations	24,186	129	72,722	—	—
Payable for investments purchased	30,306	215	—	2,175	—
Total liabilities	126,002	17,037	85,038	4,377	1,728
Net assets applicable to contracts in accumulation period	76,699,784	18,573,525	13,412,322	2,556,614	1,949,095
Net assets applicable to contracts in payment period	163,994	—	129,276	—	—
Net assets applicable to seed money	1,464	2,946	1,239	646	883
Total net assets	$76,865,242	$18,576,471	$13,542,837	$2,557,260	$1,949,978
Investment shares	11,954,159	433,827	1,354,284	455,840	100,308
Investments, at cost	$98,474,488	$12,388,384	$13,280,132	$2,472,074	$1,751,039
See accompanying notes to financial statements.
 18 ■ RiverSource Variable Account 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Assets
Investments, at fair value	$46,146,157	$6,474,000	$85,914,112	$23,667,331	$12,980,050
Dividends receivable	—	—	296,114	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,768	8	32,650	7,760	231
Receivable for share redemptions	68,232	6,182	77,903	19,957	19,855
Total assets	46,217,157	6,480,190	86,320,779	23,695,048	13,000,136

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	41,213	6,173	77,901	19,439	10,116
Contract terminations	27,019	9	1	518	9,739
Payable for investments purchased	2,768	8	328,765	7,760	231
Total liabilities	71,000	6,190	406,667	27,717	20,086
Net assets applicable to contracts in accumulation period	45,665,384	6,471,144	85,899,944	23,630,966	12,969,131
Net assets applicable to contracts in payment period	479,935	1,607	—	35,994	10,919
Net assets applicable to seed money	838	1,249	14,168	371	—
Total net assets	$46,146,157	$6,474,000	$85,914,112	$23,667,331	$12,980,050
Investment shares	4,728,090	551,918	9,091,440	1,407,932	655,227
Investments, at cost	$48,979,299	$6,107,028	$89,876,801	$21,691,089	$9,581,929

December 31, 2025 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Assets
Investments, at fair value	$8,584,389	$34,286,176	$2,598,562	$82,824,933	$38,633,169
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	179	36,197	—	—	520
Receivable for share redemptions	8,533	38,784	2,210	94,846	68,022
Total assets	8,593,101	34,361,157	2,600,772	82,919,779	38,701,711

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,566	30,702	2,210	94,286	30,220
Contract terminations	967	8,082	—	560	37,802
Payable for investments purchased	179	36,197	—	—	520
Total liabilities	8,712	74,981	2,210	94,846	68,542
Net assets applicable to contracts in accumulation period	8,583,585	34,285,404	2,597,531	82,338,748	38,515,641
Net assets applicable to contracts in payment period	—	—	—	486,185	115,962
Net assets applicable to seed money	804	772	1,031	—	1,566
Total net assets	$8,584,389	$34,286,176	$2,598,562	$82,824,933	$38,633,169
Investment shares	541,260	960,666	176,653	1,699,322	834,410
Investments, at cost	$6,865,343	$29,750,266	$2,403,478	$54,874,730	$27,898,394
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 19

Statement of Assets and Liabilities

December 31, 2025 (continued)	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Assets
Investments, at fair value	$10,855,985	$14,295,331	$11,577,869	$61,562,758	$843,610,745
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	8,970	81	—	77,391	19,112
Receivable for share redemptions	8,538	49,102	22,259	69,051	851,168
Total assets	10,873,493	14,344,514	11,600,128	61,709,200	844,481,025

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,204	13,157	8,779	57,349	753,514
Contract terminations	334	35,945	13,480	11,702	97,654
Payable for investments purchased	8,970	81	—	77,391	19,112
Total liabilities	17,508	49,183	22,259	146,442	870,280
Net assets applicable to contracts in accumulation period	10,794,926	14,294,741	11,410,546	61,559,921	841,977,420
Net assets applicable to contracts in payment period	61,059	—	167,323	—	1,633,107
Net assets applicable to seed money	—	590	—	2,837	218
Total net assets	$10,855,985	$14,295,331	$11,577,869	$61,562,758	$843,610,745
Investment shares	1,141,534	1,085,447	462,375	2,529,283	22,538,358
Investments, at cost	$10,536,148	$16,342,890	$8,303,002	$26,221,469	$410,414,176

December 31, 2025 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk US, Cl 2	VP Man Risk, Cl 2
Assets
Investments, at fair value	$441,115,619	$416,129,903	$246,524,210	$367,947,720	$240,304,648
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	26,538	—	—	171,054	6,489
Receivable for share redemptions	371,736	565,368	381,132	514,619	221,488
Total assets	441,513,893	416,695,271	246,905,342	368,633,393	240,532,625

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	371,686	380,400	216,427	328,286	213,321
Contract terminations	50	184,968	164,705	186,333	8,167
Payable for investments purchased	26,538	—	—	171,054	6,489
Total liabilities	398,274	565,368	381,132	685,673	227,977
Net assets applicable to contracts in accumulation period	441,115,619	415,499,450	246,524,147	367,754,644	240,259,178
Net assets applicable to contracts in payment period	—	630,158	—	192,707	45,143
Net assets applicable to seed money	—	295	63	369	327
Total net assets	$441,115,619	$416,129,903	$246,524,210	$367,947,720	$240,304,648
Investment shares	11,766,221	23,510,164	13,927,921	21,317,944	15,493,530
Investments, at cost	$153,046,164	$341,705,786	$180,814,137	$260,493,985	$173,455,664
See accompanying notes to financial statements.
 20 ■ RiverSource Variable Account 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 2
Assets
Investments, at fair value	$1,014,426,764	$524,022,459	$10,517,533,989	$10,496,627,098	$2,038,401,065
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	101,300	549	7,190	—	8,110
Receivable for share redemptions	1,182,118	629,789	12,225,625	11,086,810	2,234,710
Total assets	1,015,710,182	524,652,797	10,529,766,804	10,507,713,908	2,040,643,885

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	908,923	469,643	9,271,024	9,383,930	1,829,682
Contract terminations	273,196	160,146	2,954,601	1,702,880	405,028
Payable for investments purchased	101,299	549	7,190	—	8,110
Total liabilities	1,283,418	630,338	12,232,815	11,086,810	2,242,820
Net assets applicable to contracts in accumulation period	1,014,278,010	523,901,042	10,517,373,912	10,495,807,337	2,036,866,682
Net assets applicable to contracts in payment period	148,532	121,070	159,883	819,511	1,534,211
Net assets applicable to seed money	222	347	194	250	172
Total net assets	$1,014,426,764	$524,022,459	$10,517,533,989	$10,496,627,098	$2,038,401,065
Investment shares	60,635,192	36,089,701	475,906,515	496,764,179	64,649,574
Investments, at cost	$724,446,656	$447,773,272	$5,823,916,096	$5,876,911,289	$917,962,550

December 31, 2025 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4
Assets
Investments, at fair value	$1,231,672,109	$974,344,177	$698,085,524	$6,507,008,761	$4,625,469,573
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	17,390	81,518	—	—	4,506
Receivable for share redemptions	1,401,451	1,532,427	901,492	7,414,926	5,350,115
Total assets	1,233,090,950	975,958,122	698,987,016	6,514,423,687	4,630,824,194

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,039,446	896,330	611,346	5,832,839	3,962,030
Contract terminations	362,005	636,097	290,146	1,582,087	1,388,085
Payable for investments purchased	17,390	81,518	—	—	4,506
Total liabilities	1,418,841	1,613,945	901,492	7,414,926	5,354,621
Net assets applicable to contracts in accumulation period	1,231,672,109	972,421,277	698,085,524	6,500,960,695	4,625,469,573
Net assets applicable to contracts in payment period	—	1,922,787	—	6,047,998	—
Net assets applicable to seed money	—	113	—	68	—
Total net assets	$1,231,672,109	$974,344,177	$698,085,524	$6,507,008,761	$4,625,469,573
Investment shares	39,014,004	45,129,420	32,273,949	245,177,421	174,086,171
Investments, at cost	$420,167,164	$630,225,352	$363,176,626	$3,177,200,392	$1,786,203,745
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 21

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Assets
Investments, at fair value	$20,686,316	$14,520,626	$17,398,104	$28,424,068	$32,818,824
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	175	259	1,079	1,293	1,250
Receivable for share redemptions	19,415	14,321	15,281	26,579	31,633
Total assets	20,705,906	14,535,206	17,414,464	28,451,940	32,851,707

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	19,415	14,321	14,435	26,494	30,670
Contract terminations	—	—	846	85	963
Payable for investments purchased	175	259	1,079	1,293	1,250
Total liabilities	19,590	14,580	16,360	27,872	32,883
Net assets applicable to contracts in accumulation period	20,685,563	14,519,761	17,382,613	28,422,877	32,817,883
Net assets applicable to contracts in payment period	—	—	15,491	—	—
Net assets applicable to seed money	753	865	—	1,191	941
Total net assets	$20,686,316	$14,520,626	$17,398,104	$28,424,068	$32,818,824
Investment shares	2,132,610	289,140	340,205	2,286,731	2,540,157
Investments, at cost	$21,549,755	$7,228,860	$4,489,266	$24,615,713	$30,110,091

December 31, 2025 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Assets
Investments, at fair value	$28,251,644	$18,785,754	$10,758,449	$41,917,807	$291,895,846
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	601	317	15	17,583	1,142
Receivable for share redemptions	27,209	17,899	10,160	34,668	282,889
Total assets	28,279,454	18,803,970	10,768,624	41,970,058	292,179,877

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	26,531	17,847	10,020	32,992	264,602
Contract terminations	678	52	140	1,676	18,287
Payable for investments purchased	601	317	15	17,583	1,142
Total liabilities	27,810	18,216	10,175	52,251	284,031
Net assets applicable to contracts in accumulation period	28,250,373	18,785,229	10,758,051	41,664,641	291,785,427
Net assets applicable to contracts in payment period	—	—	—	253,166	110,038
Net assets applicable to seed money	1,271	525	398	—	381
Total net assets	$28,251,644	$18,785,754	$10,758,449	$41,917,807	$291,895,846
Investment shares	2,127,383	522,698	265,182	1,013,732	18,392,933
Investments, at cost	$21,507,252	$14,865,352	$8,300,907	$16,566,078	$228,444,137
See accompanying notes to financial statements.
 22 ■ RiverSource Variable Account 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value	$4,118,962,982	$1,918,836,504	$12,767,861
Dividends receivable	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	42,245	352	490
Receivable for share redemptions	4,635,261	2,518,421	13,054
Total assets	4,123,640,488	1,921,355,277	12,781,405

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,666,467	1,719,366	12,304
Contract terminations	968,794	799,055	750
Payable for investments purchased	42,245	352	490
Total liabilities	4,677,506	2,518,773	13,544
Net assets applicable to contracts in accumulation period	4,118,752,368	1,918,634,921	12,767,026
Net assets applicable to contracts in payment period	210,409	201,408	—
Net assets applicable to seed money	205	175	835
Total net assets	$4,118,962,982	$1,918,836,504	$12,767,861
Investment shares	194,566,036	104,171,363	1,967,313
Investments, at cost	$2,522,838,026	$1,268,134,408	$13,597,848
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 23

Statement of Operations

Year ended December 31, 2025	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Investment income
Dividend income	$148,872	$1,555,140	$—	$635,056	$—
Variable account expenses	100,561	615,533	1,913,790	637,565	83,985
Investment income (loss) — net	48,311	939,607	(1,913,790)	(2,509)	(83,985)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,307,734	13,472,071	33,981,943	12,672,001	1,714,215
Cost of investments sold	2,519,229	11,172,198	26,906,140	10,827,014	1,682,074
Net realized gain (loss) on sales of investments	(211,495)	2,299,873	7,075,803	1,844,987	32,141
Distributions from capital gains	—	—	17,263,534	5,930,132	1,153,171
Net change in unrealized appreciation (depreciation) of investments	1,223,727	19,637,735	(2,918,758)	(1,437,753)	(691,739)
Net gain (loss) on investments	1,012,232	21,937,608	21,420,579	6,337,366	493,573
Net increase (decrease) in net assets resulting from operations	$1,060,543	$22,877,215	$19,506,789	$6,334,857	$409,588

Year ended December 31, 2025 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Investment income
Dividend income	$237,351	$19,342	$—	$2,292,455	$65,766
Variable account expenses	164,873	344,929	716,002	556,807	38,927
Investment income (loss) — net	72,478	(325,587)	(716,002)	1,735,648	26,839

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,178,032	7,555,809	14,474,036	12,198,322	531,026
Cost of investments sold	2,729,847	6,901,473	15,204,273	8,616,965	521,730
Net realized gain (loss) on sales of investments	448,185	654,336	(730,237)	3,581,357	9,296
Distributions from capital gains	1,616,329	3,896,921	4,173,711	5,851,379	610,123
Net change in unrealized appreciation (depreciation) of investments	(242,410)	(2,194,101)	3,079,364	(9,250,604)	(274,430)
Net gain (loss) on investments	1,822,104	2,357,156	6,522,838	182,132	344,989
Net increase (decrease) in net assets resulting from operations	$1,894,582	$2,031,569	$5,806,836	$1,917,780	$371,828
See accompanying notes to financial statements.
 24 ■ RiverSource Variable Account 10

Statement of Operations

Year ended December 31, 2025 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$3,166,960	$2,328	$73,839	$391,182	$—
Variable account expenses	795,262	39,596	39,250	210,220	116,796
Investment income (loss) — net	2,371,698	(37,268)	34,589	180,962	(116,796)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,613,903	277,487	283,423	3,427,388	2,964,559
Cost of investments sold	14,977,920	246,233	255,988	2,628,283	2,851,512
Net realized gain (loss) on sales of investments	(364,017)	31,254	27,435	799,105	113,047
Distributions from capital gains	7,745,371	334,758	242,212	1,283,178	843,724
Net change in unrealized appreciation (depreciation) of investments	3,106,638	279,820	148,609	170,650	137,801
Net gain (loss) on investments	10,487,992	645,832	418,256	2,252,933	1,094,572
Net increase (decrease) in net assets resulting from operations	$12,859,690	$608,564	$452,845	$2,433,895	$977,776

Year ended December 31, 2025 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2
Investment income
Dividend income	$—	$1,071,584	$—	$—	$1,369,990
Variable account expenses	1,244,408	772,015	1,779,186	6,257,654	171,274
Investment income (loss) — net	(1,244,408)	299,569	(1,779,186)	(6,257,654)	1,198,716

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	27,292,183	15,541,436	14,265,038	91,498,454	3,832,648
Cost of investments sold	36,117,357	18,941,889	11,768,661	47,337,307	4,793,382
Net realized gain (loss) on sales of investments	(8,825,174)	(3,400,453)	2,496,377	44,161,147	(960,734)
Distributions from capital gains	—	422,345	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,231,701	12,338,751	20,440,411	35,142,434	1,943,905
Net gain (loss) on investments	5,406,527	9,360,643	22,936,788	79,303,581	983,171
Net increase (decrease) in net assets resulting from operations	$4,162,119	$9,660,212	$21,157,602	$73,045,927	$2,181,887
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 25

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 2	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Investment income
Dividend income	$—	$579,390	$2,647,281	$—	$—
Variable account expenses	1,978,677	109,680	372,949	664,518	3,662,778
Investment income (loss) — net	(1,978,677)	469,710	2,274,332	(664,518)	(3,662,778)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	29,849,543	3,090,463	6,471,444	12,444,076	49,729,893
Cost of investments sold	15,062,129	3,359,135	8,051,329	6,822,870	11,181,600
Net realized gain (loss) on sales of investments	14,787,414	(268,672)	(1,579,885)	5,621,206	38,548,293
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	16,440,842	393,776	1,887,943	2,956,084	10,573,152
Net gain (loss) on investments	31,228,256	125,104	308,058	8,577,290	49,121,445
Net increase (decrease) in net assets resulting from operations	$29,249,579	$594,814	$2,582,390	$7,912,772	$45,458,667

Year ended December 31, 2025 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Investment income
Dividend income	$—	$—	$27,430	$111,252	$530,522
Variable account expenses	1,246,358	3,407,573	462,104	631,467	103,184
Investment income (loss) — net	(1,246,358)	(3,407,573)	(434,674)	(520,215)	427,338

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	18,946,756	54,988,527	13,723,666	12,919,683	1,646,090
Cost of investments sold	12,410,591	15,879,789	17,756,989	14,742,148	1,767,702
Net realized gain (loss) on sales of investments	6,536,165	39,108,738	(4,033,323)	(1,822,465)	(121,612)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	10,489,692	13,458,409	15,857,489	19,097,734	817,250
Net gain (loss) on investments	17,025,857	52,567,147	11,824,166	17,275,269	695,638
Net increase (decrease) in net assets resulting from operations	$15,779,499	$49,159,574	$11,389,492	$16,755,054	$1,122,976
See accompanying notes to financial statements.
 26 ■ RiverSource Variable Account 10

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
Investment income
Dividend income	$7,081,041	$5,806,026	$3,292,069	$6,213,971	$509,703
Variable account expenses	2,108,064	1,467,567	576,419	997,020	305,442
Investment income (loss) — net	4,972,977	4,338,459	2,715,650	5,216,951	204,261

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	69,989,797	43,928,367	7,662,270	15,045,065	5,534,208
Cost of investments sold	69,989,797	43,928,096	7,904,332	15,715,382	6,002,519
Net realized gain (loss) on sales of investments	—	271	(242,062)	(670,317)	(468,311)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	(270)	1,498,566	3,068,731	2,285,173
Net gain (loss) on investments	—	1	1,256,504	2,398,414	1,816,862
Net increase (decrease) in net assets resulting from operations	$4,972,977	$4,338,460	$3,972,154	$7,615,365	$2,021,123

Year ended December 31, 2025 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Investment income
Dividend income	$1,215,026	$4,945,938	$10,759,462	$—	$—
Variable account expenses	605,524	978,524	1,917,512	1,677,605	1,299,473
Investment income (loss) — net	609,502	3,967,414	8,841,950	(1,677,605)	(1,299,473)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,886,559	21,932,823	27,302,983	31,160,647	22,770,929
Cost of investments sold	11,614,592	23,769,122	31,946,069	16,616,269	5,708,228
Net realized gain (loss) on sales of investments	(1,728,033)	(1,836,299)	(4,643,086)	14,544,378	17,062,701
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,889,447	4,621,151	11,516,157	9,566,555	5,166,814
Net gain (loss) on investments	4,161,414	2,784,852	6,873,071	24,110,933	22,229,515
Net increase (decrease) in net assets resulting from operations	$4,770,916	$6,752,266	$15,715,021	$22,433,328	$20,930,042
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 27

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2
Investment income
Dividend income	$—	$—	$5,477,903	$1,416,379	$721,248
Variable account expenses	2,317,246	6,020,174	896,943	174,410	478,737
Investment income (loss) — net	(2,317,246)	(6,020,174)	4,580,960	1,241,969	242,511

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	25,142,113	87,850,072	18,680,848	3,424,096	8,128,754
Cost of investments sold	19,489,887	34,315,296	18,587,262	4,006,322	7,128,959
Net realized gain (loss) on sales of investments	5,652,226	53,534,776	93,586	(582,226)	999,795
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	31,507,478	42,397,889	(455,656)	136,428	12,412,233
Net gain (loss) on investments	37,159,704	95,932,665	(362,070)	(445,798)	13,412,028
Net increase (decrease) in net assets resulting from operations	$34,842,458	$89,912,491	$4,218,890	$796,171	$13,654,539

Year ended December 31, 2025 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Eq, Cl 2	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$968,602	$—	$—	$—	$—
Variable account expenses	556,714	260,158	61,912	775,338	379,815
Investment income (loss) — net	411,888	(260,158)	(61,912)	(775,338)	(379,815)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,992,022	7,094,239	483,970	16,693,316	6,911,737
Cost of investments sold	6,508,837	6,133,740	395,843	11,636,226	3,951,563
Net realized gain (loss) on sales of investments	1,483,185	960,499	88,127	5,057,090	2,960,174
Distributions from capital gains	—	2,668,938	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,652,538	4,451,067	750,223	13,516,438	7,391,351
Net gain (loss) on investments	16,135,723	8,080,504	838,350	18,573,528	10,351,525
Net increase (decrease) in net assets resulting from operations	$16,547,611	$7,820,346	$776,438	$17,798,190	$9,971,710
See accompanying notes to financial statements.
 28 ■ RiverSource Variable Account 10

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	494,636	751,638	422,690	347,332	255,044
Investment income (loss) — net	(494,636)	(751,638)	(422,690)	(347,332)	(255,044)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,846,314	10,631,481	11,747,585	6,848,133	8,356,904
Cost of investments sold	7,058,544	3,267,933	7,341,907	2,582,907	5,932,382
Net realized gain (loss) on sales of investments	3,787,770	7,363,548	4,405,678	4,265,226	2,424,522
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,663,965	2,926,285	877,164	639,672	(867,249)
Net gain (loss) on investments	6,451,735	10,289,833	5,282,842	4,904,898	1,557,273
Net increase (decrease) in net assets resulting from operations	$5,957,099	$9,538,195	$4,860,152	$4,557,566	$1,302,229

Year ended December 31, 2025 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Investment income
Dividend income	$—	$35,184	$3,755,246	$262,349	$712,079
Variable account expenses	230,208	34,081	914,294	143,886	309,195
Investment income (loss) — net	(230,208)	1,103	2,840,952	118,463	402,884

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,654,065	728,661	15,114,086	3,811,611	5,764,923
Cost of investments sold	2,087,512	745,194	16,417,960	4,019,501	6,359,023
Net realized gain (loss) on sales of investments	2,566,553	(16,533)	(1,303,874)	(207,890)	(594,100)
Distributions from capital gains	—	605,827	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(962,536)	(74,054)	3,397,822	1,067,093	2,806,003
Net gain (loss) on investments	1,604,017	515,240	2,093,948	859,203	2,211,903
Net increase (decrease) in net assets resulting from operations	$1,373,809	$516,343	$4,934,900	$977,666	$2,614,787
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 29

Statement of Operations

Year ended December 31, 2025 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2
Investment income
Dividend income	$449,839	$812,330	$590,723	$1,314,145	$588,751
Variable account expenses	97,497	280,448	182,736	340,213	235,992
Investment income (loss) — net	352,342	531,882	407,987	973,932	352,759

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,085,921	4,176,324	4,144,115	7,138,689	4,352,698
Cost of investments sold	3,097,672	4,538,968	5,086,207	9,843,831	5,213,223
Net realized gain (loss) on sales of investments	(1,011,751)	(362,644)	(942,092)	(2,705,142)	(860,525)
Distributions from capital gains	—	—	—	—	1,168,871
Net change in unrealized appreciation (depreciation) of investments	2,072,164	1,455,142	999,616	2,832,629	(451,390)
Net gain (loss) on investments	1,060,413	1,092,498	57,524	127,487	(143,044)
Net increase (decrease) in net assets resulting from operations	$1,412,755	$1,624,380	$465,511	$1,101,419	$209,715

Year ended December 31, 2025 (continued)	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$1,153,287	$—
Variable account expenses	1,035,376	714,448	496,534	266,130	722,929
Investment income (loss) — net	(1,035,376)	(714,448)	(496,534)	887,157	(722,929)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	21,111,328	11,094,116	8,168,085	4,171,326	14,334,324
Cost of investments sold	6,662,237	5,996,745	5,626,827	4,471,530	9,650,891
Net realized gain (loss) on sales of investments	14,449,091	5,097,371	2,541,258	(300,204)	4,683,433
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	56,301	3,467,463	2,739,152	901,429	(3,301,424)
Net gain (loss) on investments	14,505,392	8,564,834	5,280,410	601,225	1,382,009
Net increase (decrease) in net assets resulting from operations	$13,470,016	$7,850,386	$4,783,876	$1,488,382	$659,080
See accompanying notes to financial statements.
 30 ■ RiverSource Variable Account 10

Statement of Operations

Year ended December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F
Investment income
Dividend income	$—	$—	$—	$—	$230,561
Variable account expenses	351,448	950,886	331,276	292,546	70,233
Investment income (loss) — net	(351,448)	(950,886)	(331,276)	(292,546)	160,328

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,796,454	15,093,372	7,002,609	5,421,586	1,310,044
Cost of investments sold	5,310,781	9,423,810	3,946,301	3,925,216	1,123,113
Net realized gain (loss) on sales of investments	4,485,673	5,669,562	3,056,308	1,496,370	186,931
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(3,772,258)	10,434,711	30,922	2,792,354	1,364,142
Net gain (loss) on investments	713,415	16,104,273	3,087,230	4,288,724	1,551,073
Net increase (decrease) in net assets resulting from operations	$361,967	$15,153,387	$2,755,954	$3,996,178	$1,711,401

Year ended December 31, 2025 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$102,617	$223,224	$650,466	$4,920,571	$—
Variable account expenses	327,459	128,145	188,258	692,854	6,484,827
Investment income (loss) — net	(224,842)	95,079	462,208	4,227,717	(6,484,827)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,577,111	1,581,199	3,443,390	16,080,136	83,964,654
Cost of investments sold	3,814,491	1,456,635	3,446,315	17,029,692	57,679,273
Net realized gain (loss) on sales of investments	762,620	124,564	(2,925)	(949,556)	26,285,381
Distributions from capital gains	602,196	726,254	—	—	109,366,138
Net change in unrealized appreciation (depreciation) of investments	4,773,768	563,674	1,078,805	(1,148,180)	(10,618,894)
Net gain (loss) on investments	6,138,584	1,414,492	1,075,880	(2,097,736)	125,032,625
Net increase (decrease) in net assets resulting from operations	$5,913,742	$1,509,571	$1,538,088	$2,129,981	$118,547,798
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 31

Statement of Operations

Year ended December 31, 2025 (continued)	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2
Investment income
Dividend income	$56,785	$65,610	$620,137	$1,596,608	$—
Variable account expenses	37,510	33,434	364,713	1,045,511	378,801
Investment income (loss) — net	19,275	32,176	255,424	551,097	(378,801)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	801,991	518,025	6,797,475	16,287,711	4,557,950
Cost of investments sold	688,611	508,555	4,057,085	10,279,716	3,488,420
Net realized gain (loss) on sales of investments	113,380	9,470	2,740,390	6,007,995	1,069,530
Distributions from capital gains	31,082	—	4,031,405	11,505,368	444,076
Net change in unrealized appreciation (depreciation) of investments	1,076,662	250,001	1,102,651	3,637,162	6,006,235
Net gain (loss) on investments	1,221,124	259,471	7,874,446	21,150,525	7,519,841
Net increase (decrease) in net assets resulting from operations	$1,240,399	$291,647	$8,129,870	$21,701,622	$7,141,040

Year ended December 31, 2025 (continued)	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Investment income
Dividend income	$118,615	$860,086	$212,261	$854,164	$156,017
Variable account expenses	126,392	214,052	508,832	3,325,059	85,186
Investment income (loss) — net	(7,777)	646,034	(296,571)	(2,470,895)	70,831

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,603,243	2,387,739	9,831,649	48,335,253	1,484,785
Cost of investments sold	1,404,378	2,337,945	8,585,450	46,081,634	1,119,201
Net realized gain (loss) on sales of investments	198,865	49,794	1,246,199	2,253,619	365,584
Distributions from capital gains	48,739	—	6,832,762	41,593,680	909,409
Net change in unrealized appreciation (depreciation) of investments	1,425,871	474,660	(1,672,196)	(6,472,011)	414,841
Net gain (loss) on investments	1,673,475	524,454	6,406,765	37,375,288	1,689,834
Net increase (decrease) in net assets resulting from operations	$1,665,698	$1,170,488	$6,110,194	$34,904,393	$1,760,665
See accompanying notes to financial statements.
 32 ■ RiverSource Variable Account 10

Statement of Operations

Year ended December 31, 2025 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4
Investment income
Dividend income	$625,768	$7,153,976	$566,660	$3,082,162	$700,789
Variable account expenses	413,218	1,950,265	358,458	631,416	139,806
Investment income (loss) — net	212,550	5,203,711	208,202	2,450,746	560,983

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,999,357	24,858,145	6,398,885	10,494,606	2,619,382
Cost of investments sold	5,315,855	25,165,185	8,059,299	10,761,499	2,579,815
Net realized gain (loss) on sales of investments	1,683,502	(307,040)	(1,660,414)	(266,893)	39,567
Distributions from capital gains	4,068,965	—	—	647,858	150,009
Net change in unrealized appreciation (depreciation) of investments	1,667,796	9,196,914	4,187,687	3,711,994	850,212
Net gain (loss) on investments	7,420,263	8,889,874	2,527,273	4,092,959	1,039,788
Net increase (decrease) in net assets resulting from operations	$7,632,813	$14,093,585	$2,735,475	$6,543,705	$1,600,771

Year ended December 31, 2025 (continued)	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst
Investment income
Dividend income	$23,728	$1,162,913	$1,141,769	$57,228	$1,137,543
Variable account expenses	11,418	561,127	998,962	63,331	843,423
Investment income (loss) — net	12,310	601,786	142,807	(6,103)	294,120

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	370,625	9,771,890	17,292,345	997,216	14,920,052
Cost of investments sold	375,414	9,886,620	18,407,447	959,760	13,617,262
Net realized gain (loss) on sales of investments	(4,789)	(114,730)	(1,115,102)	37,456	1,302,790
Distributions from capital gains	140,919	5,729,700	8,904,764	479,472	10,313,398
Net change in unrealized appreciation (depreciation) of investments	66,599	(426,029)	(1,397,491)	17,722	(4,016,121)
Net gain (loss) on investments	202,729	5,188,941	6,392,171	534,650	7,600,067
Net increase (decrease) in net assets resulting from operations	$215,039	$5,790,727	$6,534,978	$528,547	$7,894,187
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 33

Statement of Operations

Year ended December 31, 2025 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Investment income
Dividend income	$35,130	$31,012	$661,934	$—	$—
Variable account expenses	40,868	47,107	859,576	120,775	375,430
Investment income (loss) — net	(5,738)	(16,095)	(197,642)	(120,775)	(375,430)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,077,861	1,090,799	16,993,609	2,525,526	8,550,194
Cost of investments sold	977,477	1,045,235	12,993,980	1,622,527	6,031,786
Net realized gain (loss) on sales of investments	100,384	45,564	3,999,629	902,999	2,518,408
Distributions from capital gains	399,806	510,179	12,529,760	1,332,947	4,362,535
Net change in unrealized appreciation (depreciation) of investments	196,684	231,304	(2,989,017)	(626,155)	(2,345,933)
Net gain (loss) on investments	696,874	787,047	13,540,372	1,609,791	4,535,010
Net increase (decrease) in net assets resulting from operations	$691,136	$770,952	$13,342,730	$1,489,016	$4,159,580

Year ended December 31, 2025 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Investment income
Dividend income	$1,778,641	$1,439,204	$484,623	$389,548	$—
Variable account expenses	269,586	913,572	947,246	91,113	138,185
Investment income (loss) — net	1,509,055	525,632	(462,623)	298,435	(138,185)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,603,914	15,970,256	8,921,466	1,425,220	3,251,343
Cost of investments sold	5,424,388	12,450,695	6,914,359	1,402,755	3,168,848
Net realized gain (loss) on sales of investments	(820,474)	3,519,561	2,007,107	22,465	82,495
Distributions from capital gains	—	10,665,462	5,578,949	—	1,322,725
Net change in unrealized appreciation (depreciation) of investments	1,207,430	248,370	3,278,809	177,307	(732,655)
Net gain (loss) on investments	386,956	14,433,393	10,864,865	199,772	672,565
Net increase (decrease) in net assets resulting from operations	$1,896,011	$14,959,025	$10,402,242	$498,207	$534,380
See accompanying notes to financial statements.
 34 ■ RiverSource Variable Account 10

Statement of Operations

Year ended December 31, 2025 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser II
Investment income
Dividend income	$—	$271,167	$125,247	$391,498	$6,029,821
Variable account expenses	94,587	150,136	92,438	304,362	1,066,284
Investment income (loss) — net	(94,587)	121,031	32,809	87,136	4,963,537

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,403,082	3,058,471	1,509,910	5,636,012	16,724,392
Cost of investments sold	2,478,077	2,652,982	1,331,022	5,002,089	18,300,823
Net realized gain (loss) on sales of investments	(74,995)	405,489	178,888	633,923	(1,576,431)
Distributions from capital gains	964,193	1,296,534	704,106	2,136,338	—
Net change in unrealized appreciation (depreciation) of investments	(483,428)	501,496	296,169	1,917,174	9,198,329
Net gain (loss) on investments	405,770	2,203,519	1,179,163	4,687,435	7,621,898
Net increase (decrease) in net assets resulting from operations	$311,183	$2,324,550	$1,211,972	$4,774,571	$12,585,435

Year ended December 31, 2025 (continued)	Invesco VI Global, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Investment income
Dividend income	$—	$—	$8,454	$252,655	$—
Variable account expenses	1,262,515	246,888	26,127	1,076,629	259,929
Investment income (loss) — net	(1,262,515)	(246,888)	(17,673)	(823,974)	(259,929)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	20,896,847	6,634,877	401,432	14,978,503	5,741,898
Cost of investments sold	19,398,151	6,616,932	414,860	12,723,760	4,459,797
Net realized gain (loss) on sales of investments	1,498,696	17,945	(13,428)	2,254,743	1,282,101
Distributions from capital gains	24,362,524	1,134,230	169,640	11,234,158	3,444,177
Net change in unrealized appreciation (depreciation) of investments	(7,851,567)	2,548,865	233,115	(4,764,864)	929,835
Net gain (loss) on investments	18,009,653	3,701,040	389,327	8,724,037	5,656,113
Net increase (decrease) in net assets resulting from operations	$16,747,138	$3,454,152	$371,654	$7,900,063	$5,396,184
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 35

Statement of Operations

Year ended December 31, 2025 (continued)	Invesco VI Tech, Ser II	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Investment income
Dividend income	$—	$—	$2,914,582	$6,731	$3,054,470
Variable account expenses	94,295	405,677	1,772,828	115,973	671,278
Investment income (loss) — net	(94,295)	(405,677)	1,141,754	(109,242)	2,383,192

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,496,845	7,994,329	23,083,794	1,721,324	10,142,115
Cost of investments sold	2,191,390	4,857,509	18,459,739	1,378,855	11,029,257
Net realized gain (loss) on sales of investments	305,455	3,136,820	4,624,055	342,469	(887,142)
Distributions from capital gains	1,301,665	4,223,013	5,177,376	1,199,369	—
Net change in unrealized appreciation (depreciation) of investments	853	2,908,692	10,786,047	(553,861)	2,438,054
Net gain (loss) on investments	1,607,973	10,268,525	20,587,478	987,977	1,550,912
Net increase (decrease) in net assets resulting from operations	$1,513,678	$9,862,848	$21,729,232	$878,735	$3,934,104

Year ended December 31, 2025 (continued)	Janus Henderson VIT Forty, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Investment income
Dividend income	$18	$348,133	$—	$48,490	$96,543
Variable account expenses	65,836	231,635	730,776	16,769	93,585
Investment income (loss) — net	(65,818)	116,498	(730,776)	31,721	2,958

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,174,415	4,215,847	12,581,945	285,675	2,247,615
Cost of investments sold	1,939,715	3,299,803	8,160,252	248,226	2,092,575
Net realized gain (loss) on sales of investments	234,700	916,044	4,421,693	37,449	155,040
Distributions from capital gains	767,923	—	5,768,872	—	244,011
Net change in unrealized appreciation (depreciation) of investments	(4,893)	5,207,675	1,717,434	484,155	823,183
Net gain (loss) on investments	997,730	6,123,719	11,907,999	521,604	1,222,234
Net increase (decrease) in net assets resulting from operations	$931,912	$6,240,217	$11,177,223	$553,325	$1,225,192
See accompanying notes to financial statements.
 36 ■ RiverSource Variable Account 10

Statement of Operations

Year ended December 31, 2025 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Investment income
Dividend income	$602,576	$912,844	$172,852	$66,527	$588,758
Variable account expenses	87,297	173,921	147,348	48,259	349,573
Investment income (loss) — net	515,279	738,923	25,504	18,268	239,185

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	955,209	2,945,838	2,233,193	814,059	6,173,692
Cost of investments sold	930,913	2,903,005	1,826,804	706,711	5,899,146
Net realized gain (loss) on sales of investments	24,296	42,833	406,389	107,348	274,546
Distributions from capital gains	—	—	—	—	2,980,063
Net change in unrealized appreciation (depreciation) of investments	62,900	12,859	1,800,586	656,498	(711,867)
Net gain (loss) on investments	87,196	55,692	2,206,975	763,846	2,542,742
Net increase (decrease) in net assets resulting from operations	$602,475	$794,615	$2,232,479	$782,114	$2,781,927

Year ended December 31, 2025 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	MFS Gbl Real Est, Serv Cl
Investment income
Dividend income	$—	$2,396,518	$400,219	$15,247	$24,316
Variable account expenses	449,452	1,632,203	214,808	54,148	19,274
Investment income (loss) — net	(449,452)	764,315	185,411	(38,901)	5,042

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,953,501	27,741,387	3,548,895	1,125,545	120,407
Cost of investments sold	7,600,808	21,730,546	2,568,494	875,074	121,414
Net realized gain (loss) on sales of investments	3,352,693	6,010,841	980,401	250,471	(1,007)
Distributions from capital gains	4,113,915	12,724,840	1,957,693	164,438	—
Net change in unrealized appreciation (depreciation) of investments	(1,980,801)	3,527,113	460,581	282,986	40,942
Net gain (loss) on investments	5,485,807	22,262,794	3,398,675	697,895	39,935
Net increase (decrease) in net assets resulting from operations	$5,036,355	$23,027,109	$3,584,086	$658,994	$44,977
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 37

Statement of Operations

Year ended December 31, 2025 (continued)	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl
Investment income
Dividend income	$66,116	$11,026	$—	$49,681	$3,510,733
Variable account expenses	86,474	588,404	225,119	37,726	1,253,307
Investment income (loss) — net	(20,358)	(577,378)	(225,119)	11,955	2,257,426

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,120,924	11,535,188	4,106,059	978,749	19,115,325
Cost of investments sold	1,018,004	10,328,122	5,221,411	870,884	16,267,769
Net realized gain (loss) on sales of investments	102,920	1,207,066	(1,115,352)	107,865	2,847,556
Distributions from capital gains	490,175	9,554,052	—	—	1,750,814
Net change in unrealized appreciation (depreciation) of investments	784,648	(4,824,585)	4,206,800	544,269	9,494,953
Net gain (loss) on investments	1,377,743	5,936,533	3,091,448	652,134	14,093,323
Net increase (decrease) in net assets resulting from operations	$1,357,385	$5,359,155	$2,866,329	$664,089	$16,350,749

Year ended December 31, 2025 (continued)	MS VIF Dis, Cl II	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP for Inc, Serv Cl	Nom VIP Intl Core Eq, Serv Cl
Investment income
Dividend income	$322,128	$—	$166,446	$121,648	$6,376
Variable account expenses	833,884	194,360	131,582	20,071	15,894
Investment income (loss) — net	(511,756)	(194,360)	34,864	101,577	(9,518)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	16,356,203	4,513,388	3,190,176	319,915	233,437
Cost of investments sold	20,855,594	3,009,903	3,171,538	316,461	217,731
Net realized gain (loss) on sales of investments	(4,499,391)	1,503,485	18,638	3,454	15,706
Distributions from capital gains	—	1,083,989	874,326	—	78,152
Net change in unrealized appreciation (depreciation) of investments	13,704,299	(145,036)	944,181	45,149	229,098
Net gain (loss) on investments	9,204,908	2,442,438	1,837,145	48,603	322,956
Net increase (decrease) in net assets resulting from operations	$8,693,152	$2,248,078	$1,872,009	$150,180	$313,438
See accompanying notes to financial statements.
 38 ■ RiverSource Variable Account 10

Statement of Operations

Year ended December 31, 2025 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Investment income
Dividend income	$2,036,712	$252,259	$3,100,163	$—	$1,217
Variable account expenses	450,809	63,120	787,510	207,280	98,230
Investment income (loss) — net	1,585,903	189,139	2,312,653	(207,280)	(97,013)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,792,112	1,071,109	9,762,591	5,310,895	2,010,455
Cost of investments sold	8,646,986	1,086,159	10,598,740	5,292,256	1,633,518
Net realized gain (loss) on sales of investments	(854,874)	(15,050)	(836,149)	18,639	376,937
Distributions from capital gains	—	—	—	1,630,399	669,776
Net change in unrealized appreciation (depreciation) of investments	4,847,586	932,703	4,229,094	1,582,505	2,478,701
Net gain (loss) on investments	3,992,712	917,653	3,392,945	3,231,543	3,525,414
Net increase (decrease) in net assets resulting from operations	$5,578,615	$1,106,792	$5,705,598	$3,024,263	$3,428,401

Year ended December 31, 2025 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Investment income
Dividend income	$62,349	$302,803	$2,402	$712,592	$249,181
Variable account expenses	61,980	259,661	24,463	1,020,854	320,355
Investment income (loss) — net	369	43,142	(22,061)	(308,262)	(71,174)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	707,923	2,966,788	210,258	10,698,766	6,048,000
Cost of investments sold	583,372	2,744,058	205,070	7,403,036	4,650,685
Net realized gain (loss) on sales of investments	124,551	222,730	5,188	3,295,730	1,397,315
Distributions from capital gains	43,716	1,448,459	354,078	9,151,176	4,383,707
Net change in unrealized appreciation (depreciation) of investments	1,475,658	2,969,824	(288,423)	(4,790,784)	(2,310,976)
Net gain (loss) on investments	1,643,925	4,641,013	70,843	7,656,122	3,470,046
Net increase (decrease) in net assets resulting from operations	$1,644,294	$4,684,155	$48,782	$7,347,860	$3,398,872
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 39

Statement of Operations

Year ended December 31, 2025 (continued)	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Investment income
Dividend income	$—	$—	$231,730	$597,853	$—
Variable account expenses	84,489	143,349	85,945	482,727	8,033,971
Investment income (loss) — net	(84,489)	(143,349)	145,785	115,126	(8,033,971)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,270,864	2,408,120	969,243	25,013,012	124,777,642
Cost of investments sold	1,178,495	2,935,750	761,815	14,635,114	63,031,367
Net realized gain (loss) on sales of investments	92,369	(527,630)	207,428	10,377,898	61,746,275
Distributions from capital gains	1,621,569	—	752,256	—	—
Net change in unrealized appreciation (depreciation) of investments	(369,544)	2,543,461	1,907,579	33,082,855	69,571,263
Net gain (loss) on investments	1,344,394	2,015,831	2,867,263	43,460,753	131,317,538
Net increase (decrease) in net assets resulting from operations	$1,259,905	$1,872,482	$3,013,048	$43,575,879	$123,283,567

Year ended December 31, 2025 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk US, Cl 2	VP Man Risk, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	4,002,440	4,198,450	2,453,574	3,655,813	2,318,099
Investment income (loss) — net	(4,002,440)	(4,198,450)	(2,453,574)	(3,655,813)	(2,318,099)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	69,301,741	83,973,134	50,716,339	55,581,201	25,474,138
Cost of investments sold	25,123,119	71,214,767	38,740,966	41,532,704	19,386,224
Net realized gain (loss) on sales of investments	44,178,622	12,758,367	11,975,373	14,048,497	6,087,914
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	25,930,768	27,484,026	12,579,794	19,825,676	20,931,026
Net gain (loss) on investments	70,109,390	40,242,393	24,555,167	33,874,173	27,018,940
Net increase (decrease) in net assets resulting from operations	$66,106,950	$36,043,943	$22,101,593	$30,218,360	$24,700,841
See accompanying notes to financial statements.
 40 ■ RiverSource Variable Account 10

Statement of Operations

Year ended December 31, 2025 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	10,166,821	5,227,973	101,428,642	104,829,089	20,107,371
Investment income (loss) — net	(10,166,821)	(5,227,973)	(101,428,642)	(104,829,089)	(20,107,371)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	171,333,410	110,012,731	1,308,843,443	1,584,001,211	356,287,509
Cost of investments sold	128,818,047	97,674,628	770,047,901	954,648,473	168,950,334
Net realized gain (loss) on sales of investments	42,515,363	12,338,103	538,795,542	629,352,738	187,337,175
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	64,217,288	34,072,983	887,695,928	647,238,254	107,527,687
Net gain (loss) on investments	106,732,651	46,411,086	1,426,491,470	1,276,590,992	294,864,862
Net increase (decrease) in net assets resulting from operations	$96,565,830	$41,183,113	$1,325,062,828	$1,171,761,903	$274,757,491

Year ended December 31, 2025 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	11,464,511	9,854,018	6,917,252	63,874,063	43,936,905
Investment income (loss) — net	(11,464,511)	(9,854,018)	(6,917,252)	(63,874,063)	(43,936,905)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	196,496,793	149,145,201	124,680,186	766,115,105	666,736,979
Cost of investments sold	72,122,995	101,779,172	68,655,240	401,839,846	275,349,791
Net realized gain (loss) on sales of investments	124,373,798	47,366,029	56,024,946	364,275,259	391,387,188
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	53,863,005	63,162,516	25,515,101	470,109,280	209,241,587
Net gain (loss) on investments	178,236,803	110,528,545	81,540,047	834,384,539	600,628,775
Net increase (decrease) in net assets resulting from operations	$166,772,292	$100,674,527	$74,622,795	$770,510,476	$556,691,870
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 41

Statement of Operations

Year ended December 31, 2025 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Investment income
Dividend income	$1,030,009	$—	$—	$313,753	$155,095
Variable account expenses	206,573	149,632	158,763	266,918	331,539
Investment income (loss) — net	823,436	(149,632)	(158,763)	46,835	(176,444)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,072,586	2,481,196	2,960,324	4,120,357	6,560,034
Cost of investments sold	3,232,967	1,200,962	840,255	3,721,458	6,385,195
Net realized gain (loss) on sales of investments	(160,381)	1,280,234	2,120,069	398,899	174,839
Distributions from capital gains	—	—	—	1,067,986	255,495
Net change in unrealized appreciation (depreciation) of investments	505,553	556,560	11,932	3,645,521	4,547,608
Net gain (loss) on investments	345,172	1,836,794	2,132,001	5,112,406	4,977,942
Net increase (decrease) in net assets resulting from operations	$1,168,608	$1,687,162	$1,973,238	$5,159,241	$4,801,498

Year ended December 31, 2025 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Investment income
Dividend income	$637,312	$—	$—	$—	$—
Variable account expenses	261,199	194,447	108,599	355,464	2,974,071
Investment income (loss) — net	376,113	(194,447)	(108,599)	(355,464)	(2,974,071)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,072,239	5,797,554	2,996,444	6,227,108	60,694,452
Cost of investments sold	7,052,158	4,916,971	2,525,753	2,656,048	50,257,884
Net realized gain (loss) on sales of investments	1,020,081	880,583	470,691	3,571,060	10,436,568
Distributions from capital gains	58,367	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,588,976	638,291	215,866	(836,631)	15,491,313
Net gain (loss) on investments	6,667,424	1,518,874	686,557	2,734,429	25,927,881
Net increase (decrease) in net assets resulting from operations	$7,043,537	$1,324,427	$577,958	$2,378,965	$22,953,810
See accompanying notes to financial statements.
 42 ■ RiverSource Variable Account 10

Statement of Operations

Year ended December 31, 2025 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$—	$—	$783,851
Variable account expenses	39,898,178	19,095,360	134,994
Investment income (loss) — net	(39,898,178)	(19,095,360)	648,857

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	434,931,497	245,013,648	2,870,055
Cost of investments sold	284,803,398	172,548,226	3,016,526
Net realized gain (loss) on sales of investments	150,128,099	72,465,422	(146,471)
Distributions from capital gains	—	—	—
Net change in unrealized appreciation (depreciation) of investments	275,281,446	111,438,092	528,791
Net gain (loss) on investments	425,409,545	183,903,514	382,320
Net increase (decrease) in net assets resulting from operations	$385,511,367	$164,808,154	$1,031,177
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 43

Statement of Changes in Net Assets

Year ended December 31, 2025	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$48,311	$939,607	$(1,913,790)	$(2,509)	$(83,985)
Net realized gain (loss) on sales of investments	(211,495)	2,299,873	7,075,803	1,844,987	32,141
Distributions from capital gains	—	—	17,263,534	5,930,132	1,153,171
Net change in unrealized appreciation (depreciation) of investments	1,223,727	19,637,735	(2,918,758)	(1,437,753)	(691,739)
Net increase (decrease) in net assets resulting from operations	1,060,543	22,877,215	19,506,789	6,334,857	409,588

Contract transactions
Contract purchase payments	85,227	538,262	14,438,670	1,231,379	170,808
Net transfers(1)	(873,223)	(569,653)	(6,721,667)	(2,789,893)	(590,758)
Transfers for policy loans	—	21,496	(24,197)	6,236	(598)
Adjustments to net assets allocated to contracts in payment period	—	(9,172)	(1,143)	(9,400)	(3,234)
Contract charges	(3,090)	(86,883)	(56,100)	(43,739)	(4,826)
Contract terminations:
Surrender benefits	(655,299)	(8,460,467)	(13,571,277)	(7,347,438)	(664,198)
Death benefits	(202,666)	(1,061,197)	(4,507,670)	(1,327,097)	(204,017)
Increase (decrease) from transactions	(1,649,051)	(9,627,614)	(10,443,384)	(10,279,952)	(1,296,823)
Increase (decrease) in net assets	(588,508)	13,249,601	9,063,405	(3,945,095)	(887,235)
Net assets at beginning of year	9,957,779	60,905,600	178,729,992	74,116,179	9,496,574
Net assets at end of year	$9,369,271	$74,155,201	$187,793,397	$70,171,084	$8,609,339

Accumulation unit activity
Units outstanding at beginning of year	6,929,134	34,654,964	24,856,439	17,989,606	3,118,553
Units purchased	200,464	693,013	2,468,217	420,745	60,093
Units redeemed	(1,323,870)	(5,005,523)	(3,619,769)	(2,688,762)	(487,535)
Units outstanding at end of year	5,805,728	30,342,454	23,704,887	15,721,589	2,691,111
See accompanying notes to financial statements.
 44 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Operations
Investment income (loss) — net	$72,478	$(325,587)	$(716,002)	$1,735,648	$26,839
Net realized gain (loss) on sales of investments	448,185	654,336	(730,237)	3,581,357	9,296
Distributions from capital gains	1,616,329	3,896,921	4,173,711	5,851,379	610,123
Net change in unrealized appreciation (depreciation) of investments	(242,410)	(2,194,101)	3,079,364	(9,250,604)	(274,430)
Net increase (decrease) in net assets resulting from operations	1,894,582	2,031,569	5,806,836	1,917,780	371,828

Contract transactions
Contract purchase payments	48,923	180,611	2,643,678	1,360,945	1,368,138
Net transfers(1)	(587,467)	(1,546,286)	(3,142,720)	(1,898,023)	628,165
Transfers for policy loans	(1,425)	12,149	(21,440)	(14,403)	—
Adjustments to net assets allocated to contracts in payment period	(46,437)	(37,603)	(10,927)	(8,826)	—
Contract charges	(11,158)	(21,840)	(29,407)	(22,061)	(936)
Contract terminations:
Surrender benefits	(1,589,538)	(4,500,666)	(6,179,441)	(5,313,601)	(49,518)
Death benefits	(836,502)	(783,655)	(1,309,084)	(754,036)	(106,433)
Increase (decrease) from transactions	(3,023,604)	(6,697,290)	(8,049,341)	(6,650,005)	1,839,416
Increase (decrease) in net assets	(1,129,022)	(4,665,721)	(2,242,505)	(4,732,225)	2,211,244
Net assets at beginning of year	20,331,915	39,822,818	74,640,491	55,373,483	2,374,175
Net assets at end of year	$19,202,893	$35,157,097	$72,397,986	$50,641,258	$4,585,419

Accumulation unit activity
Units outstanding at beginning of year	4,982,303	7,151,251	16,952,723	31,728,703	1,898,279
Units purchased	11,679	34,302	877,691	847,299	1,599,368
Units redeemed	(743,821)	(1,228,036)	(2,626,198)	(4,566,495)	(152,832)
Units outstanding at end of year	4,250,161	5,957,517	15,204,216	28,009,507	3,344,815
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 45

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$2,371,698	$(37,268)	$34,589	$180,962	$(116,796)
Net realized gain (loss) on sales of investments	(364,017)	31,254	27,435	799,105	113,047
Distributions from capital gains	7,745,371	334,758	242,212	1,283,178	843,724
Net change in unrealized appreciation (depreciation) of investments	3,106,638	279,820	148,609	170,650	137,801
Net increase (decrease) in net assets resulting from operations	12,859,690	608,564	452,845	2,433,895	977,776

Contract transactions
Contract purchase payments	3,129,111	177,854	2,418,865	72,922	80,629
Net transfers(1)	(118,379)	149,325	177,965	874,649	(495,446)
Transfers for policy loans	4,627	—	3,152	507	3,597
Adjustments to net assets allocated to contracts in payment period	(123,771)	—	—	(5,529)	(2,975)
Contract charges	(26,588)	(212)	(1,470)	(17,448)	(10,483)
Contract terminations:
Surrender benefits	(6,872,972)	(12,950)	(139,284)	(2,147,512)	(1,585,619)
Death benefits	(1,933,697)	—	—	(503,338)	(149,479)
Increase (decrease) from transactions	(5,941,669)	314,017	2,459,228	(1,725,749)	(2,159,776)
Increase (decrease) in net assets	6,918,021	922,581	2,912,073	708,146	(1,182,000)
Net assets at beginning of year	73,474,279	3,941,486	2,478,666	23,999,751	13,111,319
Net assets at end of year	$80,392,300	$4,864,067	$5,390,739	$24,707,897	$11,929,319

Accumulation unit activity
Units outstanding at beginning of year	41,198,307	2,827,055	1,930,955	7,426,582	3,585,693
Units purchased	2,985,906	263,929	2,315,025	293,193	50,875
Units redeemed	(6,067,638)	(47,334)	(441,968)	(793,893)	(620,740)
Units outstanding at end of year	38,116,575	3,043,650	3,804,012	6,925,882	3,015,828
See accompanying notes to financial statements.
 46 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2
Operations
Investment income (loss) — net	$(1,244,408)	$299,569	$(1,779,186)	$(6,257,654)	$1,198,716
Net realized gain (loss) on sales of investments	(8,825,174)	(3,400,453)	2,496,377	44,161,147	(960,734)
Distributions from capital gains	—	422,345	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,231,701	12,338,751	20,440,411	35,142,434	1,943,905
Net increase (decrease) in net assets resulting from operations	4,162,119	9,660,212	21,157,602	73,045,927	2,181,887

Contract transactions
Contract purchase payments	1,474,578	1,241,222	44,158,556	3,372,687	708,278
Net transfers(1)	(7,305,204)	(2,138,422)	1,140,534	13,162,616	(73,081)
Transfers for policy loans	24,006	33,180	4,656	41,273	816
Adjustments to net assets allocated to contracts in payment period	(110,341)	(29,015)	—	(580,087)	—
Contract charges	(111,432)	(89,671)	(358,174)	(269,432)	(4,542)
Contract terminations:
Surrender benefits	(15,285,144)	(9,327,200)	(9,991,121)	(59,288,198)	(1,058,081)
Death benefits	(2,299,479)	(1,420,280)	(3,012,493)	(11,040,143)	(437,908)
Increase (decrease) from transactions	(23,613,016)	(11,730,186)	31,941,958	(54,601,284)	(864,518)
Increase (decrease) in net assets	(19,450,897)	(2,069,974)	53,099,560	18,444,643	1,317,369
Net assets at beginning of year	157,104,463	84,296,221	148,564,955	600,829,843	15,901,201
Net assets at end of year	$137,653,566	$82,226,247	$201,664,515	$619,274,486	$17,218,570

Accumulation unit activity
Units outstanding at beginning of year	29,224,276	26,765,494	125,290,101	165,422,253	19,868,152
Units purchased	338,748	510,183	38,699,324	8,039,831	1,796,501
Units redeemed	(5,299,341)	(3,890,154)	(13,060,154)	(22,641,123)	(2,829,443)
Units outstanding at end of year	24,263,683	23,385,523	150,929,271	150,820,961	18,835,210
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 47

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 2	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$(1,978,677)	$469,710	$2,274,332	$(664,518)	$(3,662,778)
Net realized gain (loss) on sales of investments	14,787,414	(268,672)	(1,579,885)	5,621,206	38,548,293
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	16,440,842	393,776	1,887,943	2,956,084	10,573,152
Net increase (decrease) in net assets resulting from operations	29,249,579	594,814	2,582,390	7,912,772	45,458,667

Contract transactions
Contract purchase payments	11,636,273	2,587,526	152,051	3,975,851	1,536,907
Net transfers(1)	3,255,625	2,348,235	1,804,214	(1,724,788)	(3,260,991)
Transfers for policy loans	(64,001)	(1,856)	9,639	(38,269)	79,270
Adjustments to net assets allocated to contracts in payment period	(56,091)	(513)	(27,760)	—	(604,067)
Contract charges	(160,041)	(2,718)	(63,651)	(44,122)	(268,173)
Contract terminations:
Surrender benefits	(16,117,495)	(796,934)	(4,361,851)	(5,362,422)	(35,987,957)
Death benefits	(2,879,060)	(179,909)	(961,429)	(985,288)	(5,821,935)
Increase (decrease) from transactions	(4,384,790)	3,953,831	(3,448,787)	(4,179,038)	(44,326,946)
Increase (decrease) in net assets	24,864,789	4,548,645	(866,397)	3,733,734	1,131,721
Net assets at beginning of year	183,738,719	9,819,388	40,324,196	62,880,100	373,861,338
Net assets at end of year	$208,603,508	$14,368,033	$39,457,799	$66,613,834	$374,993,059

Accumulation unit activity
Units outstanding at beginning of year	46,248,880	10,102,480	25,477,335	10,915,466	77,504,419
Units purchased	4,710,967	6,131,368	1,251,166	1,212,967	406,796
Units redeemed	(5,643,792)	(2,424,920)	(3,405,774)	(1,816,005)	(9,502,155)
Units outstanding at end of year	45,316,055	13,808,928	23,322,727	10,312,428	68,409,060
See accompanying notes to financial statements.
 48 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$(1,246,358)	$(3,407,573)	$(434,674)	$(520,215)	$427,338
Net realized gain (loss) on sales of investments	6,536,165	39,108,738	(4,033,323)	(1,822,465)	(121,612)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	10,489,692	13,458,409	15,857,489	19,097,734	817,250
Net increase (decrease) in net assets resulting from operations	15,779,499	49,159,574	11,389,492	16,755,054	1,122,976

Contract transactions
Contract purchase payments	11,700,842	1,894,219	1,547,360	584,957	638,457
Net transfers(1)	455,152	(2,044,286)	(6,966,983)	(3,824,168)	854,688
Transfers for policy loans	(6,281)	82,967	2,114	17,886	540
Adjustments to net assets allocated to contracts in payment period	(7,192)	(393,549)	—	(19,124)	—
Contract charges	(65,303)	(244,052)	(31,024)	(68,237)	(3,649)
Contract terminations:
Surrender benefits	(9,472,486)	(42,462,593)	(3,093,039)	(7,090,168)	(953,972)
Death benefits	(3,004,688)	(5,481,113)	(744,780)	(763,104)	(115,601)
Increase (decrease) from transactions	(399,956)	(48,648,407)	(9,286,352)	(11,161,958)	420,463
Increase (decrease) in net assets	15,379,543	511,167	2,103,140	5,593,096	1,543,439
Net assets at beginning of year	110,046,167	362,700,958	46,105,891	62,439,059	9,588,357
Net assets at end of year	$125,425,710	$363,212,125	$48,209,031	$68,032,155	$11,131,796

Accumulation unit activity
Units outstanding at beginning of year	32,780,667	81,547,326	35,524,306	24,751,563	8,976,965
Units purchased	4,794,473	552,656	1,279,861	215,719	1,448,511
Units redeemed	(4,589,061)	(10,719,783)	(8,195,854)	(4,249,050)	(1,073,791)
Units outstanding at end of year	32,986,079	71,380,199	28,608,313	20,718,232	9,351,685
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 49

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
Operations
Investment income (loss) — net	$4,972,977	$4,338,459	$2,715,650	$5,216,951	$204,261
Net realized gain (loss) on sales of investments	—	271	(242,062)	(670,317)	(468,311)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	(270)	1,498,566	3,068,731	2,285,173
Net increase (decrease) in net assets resulting from operations	4,972,977	4,338,460	3,972,154	7,615,365	2,021,123

Contract transactions
Contract purchase payments	29,740,494	1,907,943	5,743,830	670,252	1,817,293
Net transfers(1)	48,842,397	21,786,794	2,878,675	1,128,708	(73,131)
Transfers for policy loans	20,332	19,010	(8,536)	8,220	(1,172)
Adjustments to net assets allocated to contracts in payment period	—	(47,488)	—	(100,589)	—
Contract charges	(83,470)	(126,702)	(13,817)	(60,604)	(7,787)
Contract terminations:
Surrender benefits	(31,356,203)	(28,418,634)	(3,912,205)	(11,190,311)	(2,053,595)
Death benefits	(3,042,181)	(2,094,860)	(781,750)	(2,298,102)	(533,588)
Increase (decrease) from transactions	44,121,369	(6,973,937)	3,906,197	(11,842,426)	(851,980)
Increase (decrease) in net assets	49,094,346	(2,635,477)	7,878,351	(4,227,061)	1,169,143
Net assets at beginning of year	150,363,397	149,438,498	51,989,693	107,337,243	28,099,689
Net assets at end of year	$199,457,743	$146,803,021	$59,868,044	$103,110,182	$29,268,832

Accumulation unit activity
Units outstanding at beginning of year	153,002,185	128,738,835	27,142,900	33,898,834	15,313,329
Units purchased	83,702,935	21,165,371	5,253,755	615,675	1,681,513
Units redeemed	(38,293,484)	(25,967,805)	(3,125,787)	(4,195,238)	(2,120,610)
Units outstanding at end of year	198,411,636	123,936,401	29,270,868	30,319,271	14,874,232
See accompanying notes to financial statements.
 50 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$609,502	$3,967,414	$8,841,950	$(1,677,605)	$(1,299,473)
Net realized gain (loss) on sales of investments	(1,728,033)	(1,836,299)	(4,643,086)	14,544,378	17,062,701
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,889,447	4,621,151	11,516,157	9,566,555	5,166,814
Net increase (decrease) in net assets resulting from operations	4,770,916	6,752,266	15,715,021	22,433,328	20,930,042

Contract transactions
Contract purchase payments	279,259	11,256,438	870,075	16,010,438	871,457
Net transfers(1)	477,219	11,225,007	13,340,348	(3,517,361)	(2,141,269)
Transfers for policy loans	7,724	10,144	25,552	1,893	4,342
Adjustments to net assets allocated to contracts in payment period	(41,308)	(4,350)	(256,735)	—	(95,163)
Contract charges	(94,651)	(79,202)	(233,670)	(133,590)	(99,785)
Contract terminations:
Surrender benefits	(6,869,066)	(13,342,090)	(22,248,461)	(12,456,398)	(15,318,829)
Death benefits	(1,376,428)	(1,511,879)	(4,378,270)	(2,779,630)	(2,108,356)
Increase (decrease) from transactions	(7,617,251)	7,554,068	(12,881,161)	(2,874,648)	(18,887,603)
Increase (decrease) in net assets	(2,846,335)	14,306,334	2,833,860	19,558,680	2,042,439
Net assets at beginning of year	67,080,997	84,550,475	201,848,091	152,641,801	152,156,464
Net assets at end of year	$64,234,662	$98,856,809	$204,681,951	$172,200,481	$154,198,903

Accumulation unit activity
Units outstanding at beginning of year	25,910,536	69,888,264	110,217,654	21,980,412	34,110,841
Units purchased	469,966	19,359,965	7,643,135	3,679,837	294,355
Units redeemed	(3,310,793)	(13,339,055)	(14,045,795)	(3,550,718)	(4,389,402)
Units outstanding at end of year	23,069,709	75,909,174	103,814,994	22,109,531	30,015,794
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 51

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2
Operations
Investment income (loss) — net	$(2,317,246)	$(6,020,174)	$4,580,960	$1,241,969	$242,511
Net realized gain (loss) on sales of investments	5,652,226	53,534,776	93,586	(582,226)	999,795
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	31,507,478	42,397,889	(455,656)	136,428	12,412,233
Net increase (decrease) in net assets resulting from operations	34,842,458	89,912,491	4,218,890	796,171	13,654,539

Contract transactions
Contract purchase payments	65,211,936	4,313,152	10,008,841	967,513	4,237,656
Net transfers(1)	1,082,524	858,521	10,646,445	3,986,512	7,407,613
Transfers for policy loans	(9,519)	70,032	(2,918)	59	2,738
Adjustments to net assets allocated to contracts in payment period	—	(229,061)	(2,793)	(6,356)	(11,288)
Contract charges	(159,242)	(250,701)	(76,978)	(5,739)	(42,282)
Contract terminations:
Surrender benefits	(5,880,239)	(54,819,952)	(9,321,904)	(1,375,364)	(3,181,253)
Death benefits	(3,770,639)	(11,408,255)	(1,884,429)	(484,075)	(716,496)
Increase (decrease) from transactions	56,474,821	(61,466,264)	9,366,264	3,082,550	7,696,688
Increase (decrease) in net assets	91,317,279	28,446,227	13,585,154	3,878,721	21,351,227
Net assets at beginning of year	174,897,016	588,803,630	82,194,141	14,775,542	36,133,971
Net assets at end of year	$266,214,295	$617,249,857	$95,779,295	$18,654,263	$57,485,198

Accumulation unit activity
Units outstanding at beginning of year	124,305,654	119,957,078	70,718,325	15,315,549	19,657,515
Units purchased	54,466,329	2,882,325	18,051,397	5,419,789	5,888,853
Units redeemed	(15,767,811)	(14,520,404)	(10,355,987)	(2,309,021)	(2,449,968)
Units outstanding at end of year	163,004,172	108,318,999	78,413,735	18,426,317	23,096,400
See accompanying notes to financial statements.
 52 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Eq, Cl 2	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$411,888	$(260,158)	$(61,912)	$(775,338)	$(379,815)
Net realized gain (loss) on sales of investments	1,483,185	960,499	88,127	5,057,090	2,960,174
Distributions from capital gains	—	2,668,938	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,652,538	4,451,067	750,223	13,516,438	7,391,351
Net increase (decrease) in net assets resulting from operations	16,547,611	7,820,346	776,438	17,798,190	9,971,710

Contract transactions
Contract purchase payments	367,829	7,727,528	1,072,797	6,923,270	482,720
Net transfers(1)	1,800,307	(120,073)	466,609	(3,739,235)	928,990
Transfers for policy loans	19,718	884	—	(19,268)	(2,490)
Adjustments to net assets allocated to contracts in payment period	(114,454)	—	—	—	(5,270)
Contract charges	(30,882)	(9,731)	(2,974)	(54,314)	(22,023)
Contract terminations:
Surrender benefits	(4,681,859)	(628,526)	(101,164)	(5,249,999)	(4,070,697)
Death benefits	(746,509)	(769,435)	—	(1,868,763)	(535,109)
Increase (decrease) from transactions	(3,385,850)	6,200,647	1,435,268	(4,008,309)	(3,223,879)
Increase (decrease) in net assets	13,161,761	14,020,993	2,211,706	13,789,881	6,747,831
Net assets at beginning of year	47,221,762	19,313,674	4,652,904	70,423,215	39,762,635
Net assets at end of year	$60,383,523	$33,334,667	$6,864,610	$84,213,096	$46,510,466

Accumulation unit activity
Units outstanding at beginning of year	24,604,686	12,574,717	3,261,503	16,648,593	9,378,379
Units purchased	1,282,567	5,698,276	1,096,577	2,258,952	389,753
Units redeemed	(2,856,071)	(1,950,261)	(89,856)	(3,242,815)	(1,138,677)
Units outstanding at end of year	23,031,182	16,322,732	4,268,224	15,664,730	8,629,455
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 53

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(494,636)	$(751,638)	$(422,690)	$(347,332)	$(255,044)
Net realized gain (loss) on sales of investments	3,787,770	7,363,548	4,405,678	4,265,226	2,424,522
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,663,965	2,926,285	877,164	639,672	(867,249)
Net increase (decrease) in net assets resulting from operations	5,957,099	9,538,195	4,860,152	4,557,566	1,302,229

Contract transactions
Contract purchase payments	4,233,949	354,302	2,238,769	209,092	1,426,837
Net transfers(1)	(621,601)	508,068	(3,974,148)	(138,838)	(3,647,632)
Transfers for policy loans	(2,581)	17,684	1,240	5,878	(34)
Adjustments to net assets allocated to contracts in payment period	(622)	(66,229)	(3,837)	(15,167)	(376)
Contract charges	(36,054)	(37,582)	(28,284)	(23,924)	(21,152)
Contract terminations:
Surrender benefits	(3,613,307)	(7,213,743)	(3,319,089)	(4,645,329)	(1,695,972)
Death benefits	(909,982)	(871,568)	(934,972)	(383,309)	(426,750)
Increase (decrease) from transactions	(950,198)	(7,309,068)	(6,020,321)	(4,991,597)	(4,365,079)
Increase (decrease) in net assets	5,006,901	2,229,127	(1,160,169)	(434,031)	(3,062,850)
Net assets at beginning of year	43,318,695	72,846,495	43,248,863	39,071,475	27,183,899
Net assets at end of year	$48,325,596	$75,075,622	$42,088,694	$38,637,444	$24,121,049

Accumulation unit activity
Units outstanding at beginning of year	10,803,069	16,253,411	11,099,284	9,549,414	7,695,554
Units purchased	1,412,473	261,691	803,932	155,301	756,831
Units redeemed	(1,482,747)	(1,820,580)	(2,277,441)	(1,339,971)	(1,899,993)
Units outstanding at end of year	10,732,795	14,694,522	9,625,775	8,364,744	6,552,392
See accompanying notes to financial statements.
 54 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(230,208)	$1,103	$2,840,952	$118,463	$402,884
Net realized gain (loss) on sales of investments	2,566,553	(16,533)	(1,303,874)	(207,890)	(594,100)
Distributions from capital gains	—	605,827	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(962,536)	(74,054)	3,397,822	1,067,093	2,806,003
Net increase (decrease) in net assets resulting from operations	1,373,809	516,343	4,934,900	977,666	2,614,787

Contract transactions
Contract purchase payments	206,278	876,469	7,246,568	1,217,758	147,126
Net transfers(1)	(1,072,642)	281,393	1,835,542	1,366,924	2,109,774
Transfers for policy loans	8,846	—	558	161	8,383
Adjustments to net assets allocated to contracts in payment period	(8,808)	—	—	(3,221)	(18,834)
Contract charges	(17,922)	(639)	(17,784)	(18,224)	(22,392)
Contract terminations:
Surrender benefits	(2,882,045)	(74,234)	(7,781,035)	(947,265)	(3,895,540)
Death benefits	(202,404)	(11,086)	(1,712,785)	(543,876)	(832,191)
Increase (decrease) from transactions	(3,968,697)	1,071,903	(428,936)	1,072,257	(2,503,674)
Increase (decrease) in net assets	(2,594,888)	1,588,246	4,505,964	2,049,923	111,113
Net assets at beginning of year	28,660,856	2,466,940	82,044,059	12,122,961	32,864,293
Net assets at end of year	$26,065,968	$4,055,186	$86,550,023	$14,172,884	$32,975,406

Accumulation unit activity
Units outstanding at beginning of year	6,035,877	1,930,729	63,541,911	12,085,073	24,787,733
Units purchased	54,264	1,171,979	8,582,215	2,897,706	1,853,552
Units redeemed	(882,592)	(304,541)	(8,917,821)	(1,839,305)	(3,464,011)
Units outstanding at end of year	5,207,549	2,798,167	63,206,305	13,143,474	23,177,274
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 55

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2
Operations
Investment income (loss) — net	$352,342	$531,882	$407,987	$973,932	$352,759
Net realized gain (loss) on sales of investments	(1,011,751)	(362,644)	(942,092)	(2,705,142)	(860,525)
Distributions from capital gains	—	—	—	—	1,168,871
Net change in unrealized appreciation (depreciation) of investments	2,072,164	1,455,142	999,616	2,832,629	(451,390)
Net increase (decrease) in net assets resulting from operations	1,412,755	1,624,380	465,511	1,101,419	209,715

Contract transactions
Contract purchase payments	78,511	2,103,130	257,715	100,608	818,334
Net transfers(1)	(288,890)	2,098,335	(431,193)	103,057	497,568
Transfers for policy loans	2,197	—	674	4,416	3,059
Adjustments to net assets allocated to contracts in payment period	4,002	—	—	(12,837)	—
Contract charges	(5,274)	(47,836)	(3,748)	(115,207)	(7,456)
Contract terminations:
Surrender benefits	(1,218,590)	(1,288,706)	(1,530,509)	(4,443,044)	(2,037,353)
Death benefits	(180,595)	(674,875)	(745,593)	(611,620)	(443,811)
Increase (decrease) from transactions	(1,608,639)	2,190,048	(2,452,654)	(4,974,627)	(1,169,659)
Increase (decrease) in net assets	(195,884)	3,814,428	(1,987,143)	(3,873,208)	(959,944)
Net assets at beginning of year	10,638,332	25,373,006	17,742,113	39,225,954	22,873,160
Net assets at end of year	$10,442,448	$29,187,434	$15,754,970	$35,352,746	$21,913,216

Accumulation unit activity
Units outstanding at beginning of year	16,535,612	22,238,698	15,275,499	27,066,306	9,907,397
Units purchased	206,831	3,827,100	401,381	400,071	1,049,238
Units redeemed	(2,550,211)	(1,938,667)	(2,506,453)	(3,764,326)	(1,505,775)
Units outstanding at end of year	14,192,232	24,127,131	13,170,427	23,702,051	9,450,860
See accompanying notes to financial statements.
 56 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$(1,035,376)	$(714,448)	$(496,534)	$887,157	$(722,929)
Net realized gain (loss) on sales of investments	14,449,091	5,097,371	2,541,258	(300,204)	4,683,433
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	56,301	3,467,463	2,739,152	901,429	(3,301,424)
Net increase (decrease) in net assets resulting from operations	13,470,016	7,850,386	4,783,876	1,488,382	659,080

Contract transactions
Contract purchase payments	636,444	2,844,662	2,854,521	4,630,983	3,453,521
Net transfers(1)	(4,589,738)	(263,631)	725,272	2,163,041	(3,436,635)
Transfers for policy loans	26,207	(1,253)	393	—	(7,235)
Adjustments to net assets allocated to contracts in payment period	(39,415)	—	(4,703)	—	—
Contract charges	(81,328)	(69,109)	(43,629)	(40,199)	(37,249)
Contract terminations:
Surrender benefits	(11,941,056)	(4,876,299)	(4,066,279)	(1,680,455)	(4,778,697)
Death benefits	(2,607,633)	(1,039,913)	(844,359)	(328,100)	(878,601)
Increase (decrease) from transactions	(18,596,519)	(3,405,543)	(1,378,784)	4,745,270	(5,684,896)
Increase (decrease) in net assets	(5,126,503)	4,444,843	3,405,092	6,233,652	(5,025,816)
Net assets at beginning of year	113,672,769	63,766,713	44,812,855	23,279,680	70,731,417
Net assets at end of year	$108,546,266	$68,211,556	$48,217,947	$29,513,332	$65,705,601

Accumulation unit activity
Units outstanding at beginning of year	35,333,562	10,234,369	13,384,235	22,049,154	15,889,722
Units purchased	203,337	675,715	1,674,161	6,654,340	1,580,409
Units redeemed	(5,614,295)	(1,120,838)	(1,849,086)	(2,396,389)	(2,380,449)
Units outstanding at end of year	29,922,604	9,789,246	13,209,310	26,307,105	15,089,682
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 57

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F
Operations
Investment income (loss) — net	$(351,448)	$(950,886)	$(331,276)	$(292,546)	$160,328
Net realized gain (loss) on sales of investments	4,485,673	5,669,562	3,056,308	1,496,370	186,931
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(3,772,258)	10,434,711	30,922	2,792,354	1,364,142
Net increase (decrease) in net assets resulting from operations	361,967	15,153,387	2,755,954	3,996,178	1,711,401

Contract transactions
Contract purchase payments	300,925	4,379,362	2,329,323	1,156,829	3,235,470
Net transfers(1)	(3,604,515)	(626,615)	(1,487,656)	(1,322,841)	997,960
Transfers for policy loans	10,966	9,291	(1,379)	(2,852)	(793)
Adjustments to net assets allocated to contracts in payment period	(11,272)	—	—	—	—
Contract charges	(23,383)	(60,546)	(23,809)	(22,057)	(3,896)
Contract terminations:
Surrender benefits	(3,987,687)	(6,482,085)	(2,589,014)	(1,904,698)	(167,949)
Death benefits	(556,028)	(1,096,659)	(376,665)	(294,710)	(38,125)
Increase (decrease) from transactions	(7,870,994)	(3,877,252)	(2,149,200)	(2,390,329)	4,022,667
Increase (decrease) in net assets	(7,509,027)	11,276,135	606,754	1,605,849	5,734,068
Net assets at beginning of year	41,898,186	84,489,744	30,938,048	26,788,093	4,802,447
Net assets at end of year	$34,389,159	$95,765,879	$31,544,802	$28,393,942	$10,536,515

Accumulation unit activity
Units outstanding at beginning of year	8,117,084	22,384,208	6,961,541	5,435,586	4,152,563
Units purchased	64,192	2,347,062	849,583	266,938	4,073,019
Units redeemed	(1,588,824)	(3,039,692)	(1,149,385)	(721,253)	(1,179,262)
Units outstanding at end of year	6,592,452	21,691,578	6,661,739	4,981,271	7,046,320
See accompanying notes to financial statements.
 58 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(224,842)	$95,079	$462,208	$4,227,717	$(6,484,827)
Net realized gain (loss) on sales of investments	762,620	124,564	(2,925)	(949,556)	26,285,381
Distributions from capital gains	602,196	726,254	—	—	109,366,138
Net change in unrealized appreciation (depreciation) of investments	4,773,768	563,674	1,078,805	(1,148,180)	(10,618,894)
Net increase (decrease) in net assets resulting from operations	5,913,742	1,509,571	1,538,088	2,129,981	118,547,798

Contract transactions
Contract purchase payments	12,167,012	3,518,201	1,343,147	2,620,955	31,588,618
Net transfers(1)	1,381,653	611,748	4,632,325	(3,604,923)	(658,452)
Transfers for policy loans	(4,268)	(1,079)	3,232	12,099	(54,794)
Adjustments to net assets allocated to contracts in payment period	—	—	(1,615)	(42,909)	(129,761)
Contract charges	(15,317)	(9,153)	(8,071)	(52,027)	(256,469)
Contract terminations:
Surrender benefits	(672,174)	(242,212)	(1,286,544)	(7,435,291)	(59,832,213)
Death benefits	(1,028,455)	(72,463)	(229,870)	(1,416,214)	(7,653,182)
Increase (decrease) from transactions	11,828,451	3,805,042	4,452,604	(9,918,310)	(36,996,253)
Increase (decrease) in net assets	17,742,193	5,314,613	5,990,692	(7,788,329)	81,551,545
Net assets at beginning of year	23,550,483	10,351,945	15,821,221	76,704,868	616,762,401
Net assets at end of year	$41,292,676	$15,666,558	$21,811,913	$68,916,539	$698,313,946

Accumulation unit activity
Units outstanding at beginning of year	14,744,219	8,641,155	12,996,592	44,900,393	115,086,723
Units purchased	9,068,063	4,123,145	4,745,458	2,203,879	6,842,018
Units redeemed	(2,064,272)	(994,499)	(1,244,361)	(7,738,309)	(13,603,803)
Units outstanding at end of year	21,748,010	11,769,801	16,497,689	39,365,963	108,324,938
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 59

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2
Operations
Investment income (loss) — net	$19,275	$32,176	$255,424	$551,097	$(378,801)
Net realized gain (loss) on sales of investments	113,380	9,470	2,740,390	6,007,995	1,069,530
Distributions from capital gains	31,082	—	4,031,405	11,505,368	444,076
Net change in unrealized appreciation (depreciation) of investments	1,076,662	250,001	1,102,651	3,637,162	6,006,235
Net increase (decrease) in net assets resulting from operations	1,240,399	291,647	8,129,870	21,701,622	7,141,040

Contract transactions
Contract purchase payments	1,226,109	501,313	170,528	8,108,302	14,765,717
Net transfers(1)	70,738	60,463	(251,440)	723,609	648,350
Transfers for policy loans	—	(542)	(6,537)	26,166	(9,944)
Adjustments to net assets allocated to contracts in payment period	—	—	44,755	(95,075)	—
Contract charges	(1,806)	(2,089)	(7,712)	(71,855)	(15,441)
Contract terminations:
Surrender benefits	(45,034)	(44,760)	(4,048,184)	(11,429,660)	(1,014,096)
Death benefits	(20,642)	—	(1,733,861)	(1,238,956)	(666,056)
Increase (decrease) from transactions	1,229,365	514,385	(5,832,451)	(3,977,469)	13,708,530
Increase (decrease) in net assets	2,469,764	806,032	2,297,419	17,724,153	20,849,570
Net assets at beginning of year	2,503,544	2,774,819	42,673,475	109,129,398	25,706,117
Net assets at end of year	$4,973,308	$3,580,851	$44,970,894	$126,853,551	$46,555,687

Accumulation unit activity
Units outstanding at beginning of year	2,227,124	2,328,647	8,758,857	22,743,105	15,519,329
Units purchased	1,139,639	610,168	32,124	3,101,410	10,673,564
Units redeemed	(194,228)	(187,255)	(1,142,007)	(2,532,095)	(2,842,727)
Units outstanding at end of year	3,172,535	2,751,560	7,648,974	23,312,420	23,350,166
See accompanying notes to financial statements.
 60 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$(7,777)	$646,034	$(296,571)	$(2,470,895)	$70,831
Net realized gain (loss) on sales of investments	198,865	49,794	1,246,199	2,253,619	365,584
Distributions from capital gains	48,739	—	6,832,762	41,593,680	909,409
Net change in unrealized appreciation (depreciation) of investments	1,425,871	474,660	(1,672,196)	(6,472,011)	414,841
Net increase (decrease) in net assets resulting from operations	1,665,698	1,170,488	6,110,194	34,904,393	1,760,665

Contract transactions
Contract purchase payments	6,792,068	9,550,624	230,080	14,062,355	72,609
Net transfers(1)	1,811,687	2,301,740	(1,168,502)	(2,936,654)	324,041
Transfers for policy loans	(821)	(765)	4,774	13,634	9,014
Adjustments to net assets allocated to contracts in payment period	—	—	(101,586)	(151,467)	(4,938)
Contract charges	(3,692)	(6,354)	(11,937)	(231,466)	(1,846)
Contract terminations:
Surrender benefits	(249,371)	(552,661)	(6,428,464)	(33,690,340)	(859,508)
Death benefits	(558,379)	(281,397)	(1,355,242)	(5,301,267)	(302,649)
Increase (decrease) from transactions	7,791,492	11,011,187	(8,830,877)	(28,235,205)	(763,277)
Increase (decrease) in net assets	9,457,190	12,181,675	(2,720,683)	6,669,188	997,388
Net assets at beginning of year	8,079,000	15,716,455	63,821,469	357,177,903	9,394,097
Net assets at end of year	$17,536,190	$27,898,130	$61,100,786	$363,847,091	$10,391,485

Accumulation unit activity
Units outstanding at beginning of year	6,502,122	15,685,414	5,238,893	59,996,164	3,938,394
Units purchased	7,289,831	12,566,911	19,146	3,517,488	147,794
Units redeemed	(1,761,109)	(1,954,306)	(733,019)	(7,709,683)	(437,299)
Units outstanding at end of year	12,030,844	26,298,019	4,525,020	55,803,969	3,648,889
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 61

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4
Operations
Investment income (loss) — net	$212,550	$5,203,711	$208,202	$2,450,746	$560,983
Net realized gain (loss) on sales of investments	1,683,502	(307,040)	(1,660,414)	(266,893)	39,567
Distributions from capital gains	4,068,965	—	—	647,858	150,009
Net change in unrealized appreciation (depreciation) of investments	1,667,796	9,196,914	4,187,687	3,711,994	850,212
Net increase (decrease) in net assets resulting from operations	7,632,813	14,093,585	2,735,475	6,543,705	1,600,771

Contract transactions
Contract purchase payments	376,581	9,766,182	311,654	357,311	3,404,415
Net transfers(1)	2,407,835	18,097,675	(363,883)	2,174,792	1,289,197
Transfers for policy loans	15,483	(22,149)	11,776	(4,389)	—
Adjustments to net assets allocated to contracts in payment period	(18,843)	(28,222)	679	(16,388)	—
Contract charges	(28,611)	(59,849)	(32,261)	(24,888)	(3,216)
Contract terminations:
Surrender benefits	(4,617,047)	(18,358,363)	(4,464,630)	(5,862,848)	(465,897)
Death benefits	(754,785)	(3,468,802)	(786,148)	(1,196,557)	(512,175)
Increase (decrease) from transactions	(2,619,387)	5,926,472	(5,322,813)	(4,572,967)	3,712,324
Increase (decrease) in net assets	5,013,426	20,020,057	(2,587,338)	1,970,738	5,313,095
Net assets at beginning of year	41,146,875	185,772,902	41,247,230	59,762,586	12,122,592
Net assets at end of year	$46,160,301	$205,792,959	$38,659,892	$61,733,324	$17,435,687

Accumulation unit activity
Units outstanding at beginning of year	16,335,275	146,802,799	17,444,835	35,827,075	10,989,101
Units purchased	992,155	22,160,468	207,878	2,727,690	4,808,904
Units redeemed	(1,886,887)	(17,641,775)	(2,406,402)	(5,373,603)	(1,602,048)
Units outstanding at end of year	15,440,543	151,321,492	15,246,311	33,181,162	14,195,957
See accompanying notes to financial statements.
 62 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$12,310	$601,786	$142,807	$(6,103)	$294,120
Net realized gain (loss) on sales of investments	(4,789)	(114,730)	(1,115,102)	37,456	1,302,790
Distributions from capital gains	140,919	5,729,700	8,904,764	479,472	10,313,398
Net change in unrealized appreciation (depreciation) of investments	66,599	(426,029)	(1,397,491)	17,722	(4,016,121)
Net increase (decrease) in net assets resulting from operations	215,039	5,790,727	6,534,978	528,547	7,894,187

Contract transactions
Contract purchase payments	919,912	385,587	548,056	2,653,609	554,719
Net transfers(1)	(83,687)	(1,381,560)	(669,270)	249,689	(1,833,015)
Transfers for policy loans	—	11,737	13,826	(3,644)	12,217
Adjustments to net assets allocated to contracts in payment period	—	(5,210)	17,457	—	(60,975)
Contract charges	(122)	(31,571)	(48,958)	(1,150)	(86,743)
Contract terminations:
Surrender benefits	(46,308)	(6,053,284)	(10,656,068)	(238,300)	(10,054,898)
Death benefits	(26,643)	(1,156,445)	(1,822,699)	(39,470)	(1,910,721)
Increase (decrease) from transactions	763,152	(8,230,746)	(12,617,656)	2,620,734	(13,379,416)
Increase (decrease) in net assets	978,191	(2,440,019)	(6,082,678)	3,149,281	(5,485,229)
Net assets at beginning of year	613,693	60,102,550	110,502,676	4,926,466	103,250,625
Net assets at end of year	$1,591,884	$57,662,531	$104,419,998	$8,075,747	$97,765,396

Accumulation unit activity
Units outstanding at beginning of year	502,543	20,757,707	19,524,619	4,048,299	12,051,787
Units purchased	938,874	186,913	256,536	2,956,420	71,511
Units redeemed	(372,575)	(2,992,474)	(2,739,185)	(773,981)	(1,593,429)
Units outstanding at end of year	1,068,842	17,952,146	17,041,970	6,230,738	10,529,869
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 63

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$(5,738)	$(16,095)	$(197,642)	$(120,775)	$(375,430)
Net realized gain (loss) on sales of investments	100,384	45,564	3,999,629	902,999	2,518,408
Distributions from capital gains	399,806	510,179	12,529,760	1,332,947	4,362,535
Net change in unrealized appreciation (depreciation) of investments	196,684	231,304	(2,989,017)	(626,155)	(2,345,933)
Net increase (decrease) in net assets resulting from operations	691,136	770,952	13,342,730	1,489,016	4,159,580

Contract transactions
Contract purchase payments	34,781	3,596,274	290,912	51,451	132,965
Net transfers(1)	99,837	300,027	(2,738,596)	(361,285)	(2,294,638)
Transfers for policy loans	(621)	(345)	(10,913)	12,826	7,233
Adjustments to net assets allocated to contracts in payment period	(2,732)	—	(92,642)	(2,910)	(1,510)
Contract charges	(987)	(2,300)	(123,305)	(3,647)	(100,160)
Contract terminations:
Surrender benefits	(743,667)	(85,072)	(11,532,726)	(1,799,903)	(4,708,269)
Death benefits	(20,415)	(324,230)	(1,053,136)	(201,041)	(528,671)
Increase (decrease) from transactions	(633,804)	3,484,354	(15,260,406)	(2,304,509)	(7,493,050)
Increase (decrease) in net assets	57,332	4,255,306	(1,917,676)	(815,493)	(3,333,470)
Net assets at beginning of year	5,092,836	2,706,174	101,544,340	15,204,146	45,553,591
Net assets at end of year	$5,150,168	$6,961,480	$99,626,664	$14,388,653	$42,220,121

Accumulation unit activity
Units outstanding at beginning of year	844,201	2,062,761	19,943,396	3,021,796	9,428,176
Units purchased	40,803	3,435,044	100,090	15,604	53,304
Units redeemed	(140,676)	(873,459)	(2,983,592)	(455,645)	(1,565,458)
Units outstanding at end of year	744,328	4,624,346	17,059,894	2,581,755	7,916,022
See accompanying notes to financial statements.
 64 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$1,509,055	$525,632	$(462,623)	$298,435	$(138,185)
Net realized gain (loss) on sales of investments	(820,474)	3,519,561	2,007,107	22,465	82,495
Distributions from capital gains	—	10,665,462	5,578,949	—	1,322,725
Net change in unrealized appreciation (depreciation) of investments	1,207,430	248,370	3,278,809	177,307	(732,655)
Net increase (decrease) in net assets resulting from operations	1,896,011	14,959,025	10,402,242	498,207	534,380

Contract transactions
Contract purchase payments	1,143,154	3,018,855	197,178	2,659,051	85,882
Net transfers(1)	(222,493)	(411,111)	(211,677)	282,896	(871,485)
Transfers for policy loans	(467)	314	20,669	—	3,855
Adjustments to net assets allocated to contracts in payment period	(17,159)	(26,579)	(94,366)	—	(10,609)
Contract charges	(8,936)	(173,859)	(23,375)	(1,644)	(7,601)
Contract terminations:
Surrender benefits	(1,725,138)	(10,134,175)	(6,747,542)	(338,938)	(1,645,277)
Death benefits	(464,436)	(1,504,640)	(990,377)	(8,473)	(406,882)
Increase (decrease) from transactions	(1,295,475)	(9,231,195)	(7,849,490)	2,592,892	(2,852,117)
Increase (decrease) in net assets	600,536	5,727,830	2,552,752	3,091,099	(2,317,737)
Net assets at beginning of year	26,350,967	97,684,022	75,003,648	7,083,309	17,744,151
Net assets at end of year	$26,951,503	$103,411,852	$77,556,400	$10,174,408	$15,426,414

Accumulation unit activity
Units outstanding at beginning of year	19,882,269	22,813,217	11,323,772	7,052,435	10,488,558
Units purchased	1,179,074	1,074,203	31,800	3,473,526	54,023
Units redeemed	(2,177,119)	(2,866,625)	(1,146,578)	(963,973)	(1,770,237)
Units outstanding at end of year	18,884,224	21,020,795	10,208,994	9,561,988	8,772,344
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 65

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$(94,587)	$121,031	$32,809	$87,136	$4,963,537
Net realized gain (loss) on sales of investments	(74,995)	405,489	178,888	633,923	(1,576,431)
Distributions from capital gains	964,193	1,296,534	704,106	2,136,338	—
Net change in unrealized appreciation (depreciation) of investments	(483,428)	501,496	296,169	1,917,174	9,198,329
Net increase (decrease) in net assets resulting from operations	311,183	2,324,550	1,211,972	4,774,571	12,585,435

Contract transactions
Contract purchase payments	54,424	90,134	85,083	263,178	669,180
Net transfers(1)	(659,648)	(8,273)	27,199	(1,067,665)	1,596,645
Transfers for policy loans	3,994	670	(7,044)	17,208	(7,622)
Adjustments to net assets allocated to contracts in payment period	2,388	(10,534)	(5,043)	(10,127)	(91,348)
Contract charges	(5,503)	(9,710)	(5,464)	(26,973)	(136,408)
Contract terminations:
Surrender benefits	(1,228,551)	(2,270,495)	(1,033,273)	(3,478,404)	(11,189,099)
Death benefits	(95,234)	(228,712)	(57,916)	(429,827)	(2,710,329)
Increase (decrease) from transactions	(1,928,130)	(2,436,920)	(996,458)	(4,732,610)	(11,868,981)
Increase (decrease) in net assets	(1,616,947)	(112,370)	215,514	41,961	716,454
Net assets at beginning of year	11,271,667	17,183,752	9,066,111	33,562,831	113,888,748
Net assets at end of year	$9,654,720	$17,071,382	$9,281,625	$33,604,792	$114,605,202

Accumulation unit activity
Units outstanding at beginning of year	6,803,965	5,576,542	3,106,952	14,980,649	70,760,799
Units purchased	36,185	71,359	74,874	120,491	1,685,065
Units redeemed	(1,215,733)	(821,005)	(396,808)	(2,074,265)	(8,769,597)
Units outstanding at end of year	5,624,417	4,826,896	2,785,018	13,026,875	63,676,267
See accompanying notes to financial statements.
 66 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Global, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(1,262,515)	$(246,888)	$(17,673)	$(823,974)	$(259,929)
Net realized gain (loss) on sales of investments	1,498,696	17,945	(13,428)	2,254,743	1,282,101
Distributions from capital gains	24,362,524	1,134,230	169,640	11,234,158	3,444,177
Net change in unrealized appreciation (depreciation) of investments	(7,851,567)	2,548,865	233,115	(4,764,864)	929,835
Net increase (decrease) in net assets resulting from operations	16,747,138	3,454,152	371,654	7,900,063	5,396,184

Contract transactions
Contract purchase payments	3,989,238	184,085	28,823	4,388,727	187,602
Net transfers(1)	(2,320,773)	(1,985,980)	45,738	2,745,378	(263,343)
Transfers for policy loans	(19,999)	2,149	—	(2,559)	3,642
Adjustments to net assets allocated to contracts in payment period	(35,973)	(24,421)	(2,204)	(22,261)	(148,412)
Contract charges	(66,536)	(14,430)	(1,391)	(45,956)	(33,032)
Contract terminations:
Surrender benefits	(11,880,823)	(3,288,225)	(264,118)	(9,044,470)	(3,125,688)
Death benefits	(1,764,844)	(383,674)	(22,931)	(1,240,720)	(229,658)
Increase (decrease) from transactions	(12,099,710)	(5,510,496)	(216,083)	(3,221,861)	(3,608,889)
Increase (decrease) in net assets	4,647,428	(2,056,344)	155,571	4,678,202	1,787,295
Net assets at beginning of year	127,717,155	28,023,384	2,579,523	107,467,352	29,890,087
Net assets at end of year	$132,364,583	$25,967,040	$2,735,094	$112,145,554	$31,677,382

Accumulation unit activity
Units outstanding at beginning of year	30,209,118	8,537,468	1,198,663	22,985,290	6,567,334
Units purchased	1,192,090	56,023	70,032	1,787,546	114,112
Units redeemed	(4,009,489)	(1,658,670)	(157,779)	(2,425,961)	(840,014)
Units outstanding at end of year	27,391,719	6,934,821	1,110,916	22,346,875	5,841,432
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 67

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Tech, Ser II	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Operations
Investment income (loss) — net	$(94,295)	$(405,677)	$1,141,754	$(109,242)	$2,383,192
Net realized gain (loss) on sales of investments	305,455	3,136,820	4,624,055	342,469	(887,142)
Distributions from capital gains	1,301,665	4,223,013	5,177,376	1,199,369	—
Net change in unrealized appreciation (depreciation) of investments	853	2,908,692	10,786,047	(553,861)	2,438,054
Net increase (decrease) in net assets resulting from operations	1,513,678	9,862,848	21,729,232	878,735	3,934,104

Contract transactions
Contract purchase payments	2,441,955	2,714,854	15,614,453	61,583	3,778,147
Net transfers(1)	(124,244)	(795,826)	5,821,917	41,093	6,937,124
Transfers for policy loans	(527)	10,277	4,250	20,659	(12,500)
Adjustments to net assets allocated to contracts in payment period	—	(27,753)	(23,103)	(7,306)	—
Contract charges	(2,939)	(16,239)	(51,899)	(3,336)	(18,622)
Contract terminations:
Surrender benefits	(259,568)	(3,555,333)	(13,379,783)	(1,327,751)	(5,651,225)
Death benefits	(644,411)	(931,562)	(3,849,103)	(156,405)	(1,057,018)
Increase (decrease) from transactions	1,410,266	(2,601,582)	4,136,732	(1,371,463)	3,975,906
Increase (decrease) in net assets	2,923,944	7,261,266	25,865,964	(492,728)	7,910,010
Net assets at beginning of year	7,935,111	43,522,804	156,290,775	14,590,298	63,356,521
Net assets at end of year	$10,859,055	$50,784,070	$182,156,739	$14,097,570	$71,266,531

Accumulation unit activity
Units outstanding at beginning of year	5,149,468	9,867,903	93,102,704	4,235,795	60,128,362
Units purchased	1,781,585	1,445,001	14,180,016	36,161	10,236,359
Units redeemed	(1,007,627)	(1,492,688)	(11,790,332)	(431,387)	(6,674,368)
Units outstanding at end of year	5,923,426	9,820,216	95,492,388	3,840,569	63,690,353
See accompanying notes to financial statements.
 68 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Janus Henderson VIT Forty, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(65,818)	$116,498	$(730,776)	$31,721	$2,958
Net realized gain (loss) on sales of investments	234,700	916,044	4,421,693	37,449	155,040
Distributions from capital gains	767,923	—	5,768,872	—	244,011
Net change in unrealized appreciation (depreciation) of investments	(4,893)	5,207,675	1,717,434	484,155	823,183
Net increase (decrease) in net assets resulting from operations	931,912	6,240,217	11,177,223	553,325	1,225,192

Contract transactions
Contract purchase payments	1,459,070	1,005,010	286,310	1,017,875	186,229
Net transfers(1)	21,880	730,703	205,092	267,800	(284,523)
Transfers for policy loans	—	10,012	7,191	—	56
Adjustments to net assets allocated to contracts in payment period	—	(10,363)	(7,435)	—	—
Contract charges	(5,074)	(11,454)	(50,170)	(575)	(3,223)
Contract terminations:
Surrender benefits	(123,048)	(1,851,284)	(6,583,160)	(45,533)	(1,117,437)
Death benefits	(331,900)	(245,296)	(867,499)	(11,877)	(409,871)
Increase (decrease) from transactions	1,020,928	(372,672)	(7,009,671)	1,227,690	(1,628,769)
Increase (decrease) in net assets	1,952,840	5,867,545	4,167,552	1,781,015	(403,577)
Net assets at beginning of year	5,505,811	22,945,603	71,065,291	945,992	9,309,240
Net assets at end of year	$7,458,651	$28,813,148	$75,232,843	$2,727,007	$8,905,663

Accumulation unit activity
Units outstanding at beginning of year	3,637,368	11,881,945	13,692,014	789,417	5,919,719
Units purchased	1,339,076	1,194,069	274,670	909,495	212,914
Units redeemed	(752,870)	(1,032,876)	(1,565,941)	(73,862)	(1,200,256)
Units outstanding at end of year	4,223,574	12,043,138	12,400,743	1,625,050	4,932,377
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 69

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Operations
Investment income (loss) — net	$515,279	$738,923	$25,504	$18,268	$239,185
Net realized gain (loss) on sales of investments	24,296	42,833	406,389	107,348	274,546
Distributions from capital gains	—	—	—	—	2,980,063
Net change in unrealized appreciation (depreciation) of investments	62,900	12,859	1,800,586	656,498	(711,867)
Net increase (decrease) in net assets resulting from operations	602,475	794,615	2,232,479	782,114	2,781,927

Contract transactions
Contract purchase payments	3,449,150	6,934,518	267,688	28,125	984,476
Net transfers(1)	191,892	1,239,423	(360,893)	(42,177)	176,578
Transfers for policy loans	—	(11,350)	3,385	518	2,969
Adjustments to net assets allocated to contracts in payment period	—	—	(12,086)	(4,657)	(6,458)
Contract charges	(2,548)	(5,415)	(10,561)	(1,213)	(18,138)
Contract terminations:
Surrender benefits	(316,876)	(586,663)	(1,323,031)	(588,048)	(3,929,183)
Death benefits	(66,353)	(104,992)	(201,823)	(84,127)	(483,972)
Increase (decrease) from transactions	3,255,265	7,465,521	(1,637,321)	(691,579)	(3,273,728)
Increase (decrease) in net assets	3,857,740	8,260,136	595,158	90,535	(491,801)
Net assets at beginning of year	6,556,089	12,918,651	15,612,599	5,542,809	36,954,343
Net assets at end of year	$10,413,829	$21,178,787	$16,207,757	$5,633,344	$36,462,542

Accumulation unit activity
Units outstanding at beginning of year	6,208,312	12,217,546	6,796,684	2,521,002	10,175,049
Units purchased	3,740,438	9,780,691	109,114	18,684	469,823
Units redeemed	(755,805)	(2,909,016)	(722,337)	(311,058)	(1,315,992)
Units outstanding at end of year	9,192,945	19,089,221	6,183,461	2,228,628	9,328,880
See accompanying notes to financial statements.
 70 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	MFS Gbl Real Est, Serv Cl
Operations
Investment income (loss) — net	$(449,452)	$764,315	$185,411	$(38,901)	$5,042
Net realized gain (loss) on sales of investments	3,352,693	6,010,841	980,401	250,471	(1,007)
Distributions from capital gains	4,113,915	12,724,840	1,957,693	164,438	—
Net change in unrealized appreciation (depreciation) of investments	(1,980,801)	3,527,113	460,581	282,986	40,942
Net increase (decrease) in net assets resulting from operations	5,036,355	23,027,109	3,584,086	658,994	44,977

Contract transactions
Contract purchase payments	313,448	2,828,340	111,690	795,739	592,491
Net transfers(1)	(4,331,104)	(3,486,971)	(482,737)	(42,229)	195,278
Transfers for policy loans	1,753	14,346	22,989	—	(306)
Adjustments to net assets allocated to contracts in payment period	(17,703)	(20,491)	(33,595)	—	—
Contract charges	(27,392)	(79,649)	(4,328)	(3,217)	(530)
Contract terminations:
Surrender benefits	(4,883,413)	(16,994,567)	(2,224,710)	(57,603)	(55,017)
Death benefits	(468,457)	(3,652,852)	(553,501)	(2,063)	(11,081)
Increase (decrease) from transactions	(9,412,868)	(21,391,844)	(3,164,192)	690,627	720,835
Increase (decrease) in net assets	(4,376,513)	1,635,265	419,894	1,349,621	765,812
Net assets at beginning of year	51,964,884	167,819,209	25,431,567	4,772,342	1,613,424
Net assets at end of year	$47,588,371	$169,454,474	$25,851,461	$6,121,963	$2,379,236

Accumulation unit activity
Units outstanding at beginning of year	7,087,471	40,099,002	4,393,646	3,347,231	1,872,766
Units purchased	42,671	722,862	21,940	821,330	961,003
Units redeemed	(1,315,250)	(5,624,270)	(534,608)	(372,318)	(134,501)
Units outstanding at end of year	5,814,892	35,197,594	3,880,978	3,796,243	2,699,268
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 71

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$(20,358)	$(577,378)	$(225,119)	$11,955	$2,257,426
Net realized gain (loss) on sales of investments	102,920	1,207,066	(1,115,352)	107,865	2,847,556
Distributions from capital gains	490,175	9,554,052	—	—	1,750,814
Net change in unrealized appreciation (depreciation) of investments	784,648	(4,824,585)	4,206,800	544,269	9,494,953
Net increase (decrease) in net assets resulting from operations	1,357,385	5,359,155	2,866,329	664,089	16,350,749

Contract transactions
Contract purchase payments	3,988,986	280,012	163,345	1,530,627	6,920,469
Net transfers(1)	317,569	(2,725,229)	(504,407)	165,778	3,059,787
Transfers for policy loans	(6,417)	16,272	6,593	(3,864)	11,246
Adjustments to net assets allocated to contracts in payment period	—	(204)	(15,508)	—	21,673
Contract charges	(3,876)	(26,706)	(15,001)	(1,311)	(68,458)
Contract terminations:
Surrender benefits	(111,264)	(6,566,075)	(2,801,694)	(116,418)	(13,903,516)
Death benefits	(26,070)	(1,059,176)	(338,423)	(101,181)	(2,276,919)
Increase (decrease) from transactions	4,158,928	(10,081,106)	(3,505,095)	1,473,631	(6,235,718)
Increase (decrease) in net assets	5,516,313	(4,721,951)	(638,766)	2,137,720	10,115,031
Net assets at beginning of year	5,570,548	69,635,755	27,284,322	2,797,665	123,093,148
Net assets at end of year	$11,086,861	$64,913,804	$26,645,556	$4,935,385	$133,208,179

Accumulation unit activity
Units outstanding at beginning of year	4,684,304	22,852,737	6,948,774	2,556,138	26,563,851
Units purchased	3,691,941	137,823	41,919	1,732,410	2,452,867
Units redeemed	(586,397)	(3,380,544)	(904,181)	(552,635)	(3,608,029)
Units outstanding at end of year	7,789,848	19,610,016	6,086,512	3,735,913	25,408,689
See accompanying notes to financial statements.
 72 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	MS VIF Dis, Cl II	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP for Inc, Serv Cl	Nom VIP Intl Core Eq, Serv Cl
Operations
Investment income (loss) — net	$(511,756)	$(194,360)	$34,864	$101,577	$(9,518)
Net realized gain (loss) on sales of investments	(4,499,391)	1,503,485	18,638	3,454	15,706
Distributions from capital gains	—	1,083,989	874,326	—	78,152
Net change in unrealized appreciation (depreciation) of investments	13,704,299	(145,036)	944,181	45,149	229,098
Net increase (decrease) in net assets resulting from operations	8,693,152	2,248,078	1,872,009	150,180	313,438

Contract transactions
Contract purchase payments	2,468,084	533,197	408,433	820,311	361,523
Net transfers(1)	(3,738,168)	(450,774)	1,068,438	13,402	12,206
Transfers for policy loans	1,303	9,165	(390)	—	—
Adjustments to net assets allocated to contracts in payment period	(21,191)	—	(13,545)	—	—
Contract charges	(39,577)	(5,439)	(5,215)	(225)	(286)
Contract terminations:
Surrender benefits	(5,896,509)	(3,010,823)	(1,738,029)	(51,940)	(17,143)
Death benefits	(1,705,090)	(241,110)	(446,453)	(38,225)	—
Increase (decrease) from transactions	(8,931,148)	(3,165,784)	(726,761)	743,323	356,300
Increase (decrease) in net assets	(237,996)	(917,706)	1,145,248	893,503	669,738
Net assets at beginning of year	77,103,238	19,494,177	12,397,589	1,663,757	1,280,240
Net assets at end of year	$76,865,242	$18,576,471	$13,542,837	$2,557,260	$1,949,978

Accumulation unit activity
Units outstanding at beginning of year	15,275,283	4,103,964	7,222,245	1,482,975	1,295,132
Units purchased	471,019	153,956	1,047,842	911,020	477,639
Units redeemed	(2,025,802)	(773,459)	(1,459,645)	(279,352)	(168,517)
Units outstanding at end of year	13,720,500	3,484,461	6,810,442	2,114,643	1,604,254
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 73

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$1,585,903	$189,139	$2,312,653	$(207,280)	$(97,013)
Net realized gain (loss) on sales of investments	(854,874)	(15,050)	(836,149)	18,639	376,937
Distributions from capital gains	—	—	—	1,630,399	669,776
Net change in unrealized appreciation (depreciation) of investments	4,847,586	932,703	4,229,094	1,582,505	2,478,701
Net increase (decrease) in net assets resulting from operations	5,578,615	1,106,792	5,705,598	3,024,263	3,428,401

Contract transactions
Contract purchase payments	973,967	19,179	8,599,662	988,836	84,780
Net transfers(1)	(2,294)	512,592	9,941,331	(1,335,750)	969,840
Transfers for policy loans	(23,561)	—	13,625	4,609	5,966
Adjustments to net assets allocated to contracts in payment period	(25,896)	(485)	—	(2,601)	(2,629)
Contract charges	(35,515)	(1,297)	(20,443)	(14,483)	(7,577)
Contract terminations:
Surrender benefits	(4,445,897)	(511,509)	(7,230,821)	(2,074,559)	(1,178,988)
Death benefits	(739,807)	(168,917)	(1,094,716)	(668,502)	(66,792)
Increase (decrease) from transactions	(4,299,003)	(150,437)	10,208,638	(3,102,450)	(195,400)
Increase (decrease) in net assets	1,279,612	956,355	15,914,236	(78,187)	3,233,001
Net assets at beginning of year	44,866,545	5,517,645	69,999,876	23,745,518	9,747,049
Net assets at end of year	$46,146,157	$6,474,000	$85,914,112	$23,667,331	$12,980,050

Accumulation unit activity
Units outstanding at beginning of year	22,865,153	3,611,067	67,842,461	6,585,618	4,327,752
Units purchased	1,110,489	360,143	17,510,202	523,608	362,983
Units redeemed	(3,203,097)	(459,572)	(8,096,706)	(1,245,899)	(465,196)
Units outstanding at end of year	20,772,545	3,511,638	77,255,957	5,863,327	4,225,539
See accompanying notes to financial statements.
 74 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Operations
Investment income (loss) — net	$369	$43,142	$(22,061)	$(308,262)	$(71,174)
Net realized gain (loss) on sales of investments	124,551	222,730	5,188	3,295,730	1,397,315
Distributions from capital gains	43,716	1,448,459	354,078	9,151,176	4,383,707
Net change in unrealized appreciation (depreciation) of investments	1,475,658	2,969,824	(288,423)	(4,790,784)	(2,310,976)
Net increase (decrease) in net assets resulting from operations	1,644,294	4,684,155	48,782	7,347,860	3,398,872

Contract transactions
Contract purchase payments	2,084,761	9,940,110	83,934	193,546	1,261,461
Net transfers(1)	836,478	2,776,250	(43,540)	(896,740)	(837,624)
Transfers for policy loans	—	1,853	207	18,492	4,030
Adjustments to net assets allocated to contracts in payment period	—	—	—	(52,728)	(8,270)
Contract charges	(1,304)	(8,751)	(702)	(23,713)	(14,981)
Contract terminations:
Surrender benefits	(54,264)	(486,120)	(11,834)	(8,036,678)	(3,149,734)
Death benefits	—	(109,338)	(23,023)	(898,919)	(616,961)
Increase (decrease) from transactions	2,865,671	12,114,004	5,042	(9,696,740)	(3,362,079)
Increase (decrease) in net assets	4,509,965	16,798,159	53,824	(2,348,880)	36,793
Net assets at beginning of year	4,074,424	17,488,017	2,544,738	85,173,813	38,596,376
Net assets at end of year	$8,584,389	$34,286,176	$2,598,562	$82,824,933	$38,633,169

Accumulation unit activity
Units outstanding at beginning of year	3,282,001	12,872,939	2,003,319	10,941,620	8,344,887
Units purchased	2,120,924	9,579,742	111,101	27,319	352,335
Units redeemed	(220,359)	(1,272,045)	(103,009)	(1,262,524)	(1,028,141)
Units outstanding at end of year	5,182,566	21,180,636	2,011,411	9,706,415	7,669,081
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 75

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(84,489)	$(143,349)	$145,785	$115,126	$(8,033,971)
Net realized gain (loss) on sales of investments	92,369	(527,630)	207,428	10,377,898	61,746,275
Distributions from capital gains	1,621,569	—	752,256	—	—
Net change in unrealized appreciation (depreciation) of investments	(369,544)	2,543,461	1,907,579	33,082,855	69,571,263
Net increase (decrease) in net assets resulting from operations	1,259,905	1,872,482	3,013,048	43,575,879	123,283,567

Contract transactions
Contract purchase payments	61,594	58,455	40,751	3,368,449	32,464,125
Net transfers(1)	(116,171)	780,585	(106,712)	(12,138,044)	(25,408,550)
Transfers for policy loans	1,153	3,344	6,509	(15,991)	(58,728)
Adjustments to net assets allocated to contracts in payment period	(6,607)	—	(18,791)	—	(833,262)
Contract charges	(2,434)	(4,989)	(2,559)	(13,293)	(2,897,671)
Contract terminations:
Surrender benefits	(714,683)	(1,193,956)	(644,050)	(5,497,805)	(66,523,721)
Death benefits	(237,027)	(283,109)	(51,742)	(519,667)	(7,561,864)
Increase (decrease) from transactions	(1,014,175)	(639,670)	(776,594)	(14,816,351)	(70,819,671)
Increase (decrease) in net assets	245,730	1,232,812	2,236,454	28,759,528	52,463,896
Net assets at beginning of year	10,610,255	13,062,519	9,341,415	32,803,230	791,146,849
Net assets at end of year	$10,855,985	$14,295,331	$11,577,869	$61,562,758	$843,610,745

Accumulation unit activity
Units outstanding at beginning of year	1,358,473	18,021,312	1,723,782	26,810,264	291,232,264
Units purchased	8,129	1,358,698	7,691	2,455,778	15,100,144
Units redeemed	(136,737)	(2,192,474)	(131,449)	(10,094,914)	(36,889,803)
Units outstanding at end of year	1,229,865	17,187,536	1,600,024	19,171,128	269,442,605
See accompanying notes to financial statements.
 76 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk US, Cl 2	VP Man Risk, Cl 2
Operations
Investment income (loss) — net	$(4,002,440)	$(4,198,450)	$(2,453,574)	$(3,655,813)	$(2,318,099)
Net realized gain (loss) on sales of investments	44,178,622	12,758,367	11,975,373	14,048,497	6,087,914
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	25,930,768	27,484,026	12,579,794	19,825,676	20,931,026
Net increase (decrease) in net assets resulting from operations	66,106,950	36,043,943	22,101,593	30,218,360	24,700,841

Contract transactions
Contract purchase payments	3,317,508	8,090,482	213,678	1,039,867	848,756
Net transfers(1)	(2,487,887)	27,144,325	6,568,905	(4,489,816)	4,961,144
Transfers for policy loans	51,036	17,197	(23,089)	—	7,485
Adjustments to net assets allocated to contracts in payment period	—	22,740	—	(54,672)	(8,080)
Contract charges	(2,029,556)	(3,675,994)	(1,749,110)	(5,705,596)	(3,819,985)
Contract terminations:
Surrender benefits	(42,352,937)	(52,840,072)	(31,297,343)	(25,556,346)	(16,085,925)
Death benefits	(2,503,287)	(9,445,858)	(8,473,346)	(3,375,502)	(2,204,172)
Increase (decrease) from transactions	(46,005,123)	(30,687,180)	(34,760,305)	(38,142,065)	(16,300,777)
Increase (decrease) in net assets	20,101,827	5,356,763	(12,658,712)	(7,923,705)	8,400,064
Net assets at beginning of year	421,013,792	410,773,140	259,182,922	375,871,425	231,904,584
Net assets at end of year	$441,115,619	$416,129,903	$246,524,210	$367,947,720	$240,304,648

Accumulation unit activity
Units outstanding at beginning of year	151,299,485	296,587,031	186,069,123	256,472,504	180,267,267
Units purchased	4,127,639	26,699,077	4,782,855	6,135,125	5,316,187
Units redeemed	(19,294,775)	(48,293,022)	(28,677,992)	(31,248,767)	(17,422,555)
Units outstanding at end of year	136,132,349	274,993,086	162,173,986	231,358,862	168,160,899
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 77

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(10,166,821)	$(5,227,973)	$(101,428,642)	$(104,829,089)	$(20,107,371)
Net realized gain (loss) on sales of investments	42,515,363	12,338,103	538,795,542	629,352,738	187,337,175
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	64,217,288	34,072,983	887,695,928	647,238,254	107,527,687
Net increase (decrease) in net assets resulting from operations	96,565,830	41,183,113	1,325,062,828	1,171,761,903	274,757,491

Contract transactions
Contract purchase payments	3,467,829	1,489,270	12,157,380	22,743,086	79,438,204
Net transfers(1)	8,458,099	62,997,484	(69,623,126)	(67,326,240)	(97,430,280)
Transfers for policy loans	283	5,242	(4,644)	12,084	40,670
Adjustments to net assets allocated to contracts in payment period	(83,485)	(22,544)	22,305	(138,047)	553,178
Contract charges	(16,778,133)	(9,165,589)	(162,019,875)	(170,142,759)	(7,087,887)
Contract terminations:
Surrender benefits	(102,130,451)	(79,486,877)	(890,768,321)	(1,112,858,335)	(217,414,069)
Death benefits	(13,683,122)	(5,411,707)	(71,765,454)	(124,416,555)	(31,096,165)
Increase (decrease) from transactions	(120,748,980)	(29,594,721)	(1,182,001,735)	(1,452,126,766)	(272,996,349)
Increase (decrease) in net assets	(24,183,150)	11,588,392	143,061,093	(280,364,863)	1,761,142
Net assets at beginning of year	1,038,609,914	512,434,067	10,374,472,896	10,776,991,961	2,036,639,923
Net assets at end of year	$1,014,426,764	$524,022,459	$10,517,533,989	$10,496,627,098	$2,038,401,065

Accumulation unit activity
Units outstanding at beginning of year	772,012,599	431,745,543	6,028,853,056	6,634,277,711	867,014,289
Units purchased	44,893,959	61,932,030	155,667,119	185,393,943	31,946,572
Units redeemed	(131,662,514)	(85,584,458)	(810,627,216)	(1,056,655,029)	(141,266,585)
Units outstanding at end of year	685,244,044	408,093,115	5,373,892,959	5,763,016,625	757,694,276
See accompanying notes to financial statements.
 78 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(11,464,511)	$(9,854,018)	$(6,917,252)	$(63,874,063)	$(43,936,905)
Net realized gain (loss) on sales of investments	124,373,798	47,366,029	56,024,946	364,275,259	391,387,188
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	53,863,005	63,162,516	25,515,101	470,109,280	209,241,587
Net increase (decrease) in net assets resulting from operations	166,772,292	100,674,527	74,622,795	770,510,476	556,691,870

Contract transactions
Contract purchase payments	6,392,847	23,300,530	535,858	104,872,603	4,273,398
Net transfers(1)	(44,274,691)	15,958,572	(1,376,983)	52,361,271	11,384,882
Transfers for policy loans	179,963	35,971	18,221	139,571	(35,611)
Adjustments to net assets allocated to contracts in payment period	—	191,490	—	779,234	—
Contract charges	(4,628,187)	(7,622,528)	(4,465,362)	(69,177,508)	(32,130,694)
Contract terminations:
Surrender benefits	(125,232,310)	(89,529,242)	(79,929,662)	(635,612,030)	(492,919,841)
Death benefits	(11,268,044)	(31,566,720)	(23,361,161)	(101,902,722)	(104,985,720)
Increase (decrease) from transactions	(178,830,422)	(89,231,927)	(108,579,089)	(648,539,581)	(614,413,586)
Increase (decrease) in net assets	(12,058,130)	11,442,600	(33,956,294)	121,970,895	(57,721,716)
Net assets at beginning of year	1,243,730,239	962,901,577	732,041,818	6,385,037,866	4,683,191,289
Net assets at end of year	$1,231,672,109	$974,344,177	$698,085,524	$6,507,008,761	$4,625,469,573

Accumulation unit activity
Units outstanding at beginning of year	522,434,221	579,639,257	437,246,040	3,167,397,234	2,304,588,121
Units purchased	2,637,032	27,656,499	1,571,860	90,917,597	10,796,746
Units redeemed	(73,620,106)	(79,301,315)	(63,296,254)	(396,092,190)	(296,856,702)
Units outstanding at end of year	451,451,147	527,994,441	375,521,646	2,862,222,641	2,018,528,165
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 79

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$823,436	$(149,632)	$(158,763)	$46,835	$(176,444)
Net realized gain (loss) on sales of investments	(160,381)	1,280,234	2,120,069	398,899	174,839
Distributions from capital gains	—	—	—	1,067,986	255,495
Net change in unrealized appreciation (depreciation) of investments	505,553	556,560	11,932	3,645,521	4,547,608
Net increase (decrease) in net assets resulting from operations	1,168,608	1,687,162	1,973,238	5,159,241	4,801,498

Contract transactions
Contract purchase payments	1,082,897	412,847	52,262	1,723,192	1,114,446
Net transfers(1)	1,638,620	946,402	(564,181)	1,555,985	(1,583,039)
Transfers for policy loans	402	545	3,968	106	1,474
Adjustments to net assets allocated to contracts in payment period	—	—	(5,286)	—	—
Contract charges	(25,634)	(12,542)	(28,629)	(30,612)	(24,855)
Contract terminations:
Surrender benefits	(1,500,940)	(1,407,722)	(1,938,051)	(1,427,344)	(2,021,535)
Death benefits	(218,148)	(140,709)	(202,415)	(573,760)	(643,206)
Increase (decrease) from transactions	977,197	(201,179)	(2,682,332)	1,247,567	(3,156,715)
Increase (decrease) in net assets	2,145,805	1,485,983	(709,094)	6,406,808	1,644,783
Net assets at beginning of year	18,540,511	13,034,643	18,107,198	22,017,260	31,174,041
Net assets at end of year	$20,686,316	$14,520,626	$17,398,104	$28,424,068	$32,818,824

Accumulation unit activity
Units outstanding at beginning of year	16,419,849	2,989,398	4,592,163	12,770,076	18,089,614
Units purchased	2,731,569	418,842	13,627	2,028,487	977,387
Units redeemed	(1,917,941)	(444,321)	(671,058)	(1,419,498)	(2,699,924)
Units outstanding at end of year	17,233,477	2,963,919	3,934,732	13,379,065	16,367,077
See accompanying notes to financial statements.
 80 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$376,113	$(194,447)	$(108,599)	$(355,464)	$(2,974,071)
Net realized gain (loss) on sales of investments	1,020,081	880,583	470,691	3,571,060	10,436,568
Distributions from capital gains	58,367	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,588,976	638,291	215,866	(836,631)	15,491,313
Net increase (decrease) in net assets resulting from operations	7,043,537	1,324,427	577,958	2,378,965	22,953,810

Contract transactions
Contract purchase payments	1,522,384	1,311,293	802,218	247,053	1,679,032
Net transfers(1)	(2,979,153)	(1,805,037)	(805,086)	(256,125)	(2,411,484)
Transfers for policy loans	(305)	(1,056)	(683)	14,133	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(6,914)	(20,350)
Contract charges	(22,178)	(29,659)	(16,624)	(83,496)	(4,441,612)
Contract terminations:
Surrender benefits	(1,393,844)	(1,256,138)	(865,990)	(4,309,756)	(26,787,918)
Death benefits	(355,697)	(394,321)	(284,340)	(512,078)	(3,893,898)
Increase (decrease) from transactions	(3,228,793)	(2,174,918)	(1,170,505)	(4,907,183)	(35,876,230)
Increase (decrease) in net assets	3,814,744	(850,491)	(592,547)	(2,528,218)	(12,922,420)
Net assets at beginning of year	24,436,900	19,636,245	11,350,996	44,446,025	304,818,266
Net assets at end of year	$28,251,644	$18,785,754	$10,758,449	$41,917,807	$291,895,846

Accumulation unit activity
Units outstanding at beginning of year	17,299,955	6,895,045	4,411,537	10,813,534	227,808,962
Units purchased	1,683,737	546,631	479,675	106,429	5,363,192
Units redeemed	(4,058,385)	(1,651,870)	(983,383)	(1,342,119)	(31,534,707)
Units outstanding at end of year	14,925,307	5,789,806	3,907,829	9,577,844	201,637,447
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 81

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(39,898,178)	$(19,095,360)	$648,857
Net realized gain (loss) on sales of investments	150,128,099	72,465,422	(146,471)
Distributions from capital gains	—	—	—
Net change in unrealized appreciation (depreciation) of investments	275,281,446	111,438,092	528,791
Net increase (decrease) in net assets resulting from operations	385,511,367	164,808,154	1,031,177

Contract transactions
Contract purchase payments	7,090,704	11,596,338	760,688
Net transfers(1)	14,661,283	(13,787,878)	(919,712)
Transfers for policy loans	15,403	2,969	103
Adjustments to net assets allocated to contracts in payment period	(16,982)	(51,520)	—
Contract charges	(64,566,403)	(29,839,828)	(3,333)
Contract terminations:
Surrender benefits	(278,923,750)	(154,354,837)	(791,161)
Death benefits	(22,452,275)	(18,567,399)	(162,877)
Increase (decrease) from transactions	(344,192,020)	(205,002,155)	(1,116,292)
Increase (decrease) in net assets	41,319,347	(40,194,001)	(85,115)
Net assets at beginning of year	4,077,643,635	1,959,030,505	12,852,976
Net assets at end of year	$4,118,962,982	$1,918,836,504	$12,767,861

Accumulation unit activity
Units outstanding at beginning of year	2,318,766,779	1,270,198,438	10,347,212
Units purchased	37,714,464	15,005,943	1,258,023
Units redeemed	(227,245,239)	(144,364,442)	(2,160,643)
Units outstanding at end of year	2,129,236,004	1,140,839,939	9,444,592

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.
See accompanying notes to financial statements.
 82 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$1,267	$901,969	$(1,814,547)	$277,247	$(94,147)
Net realized gain (loss) on sales of investments	(172,956)	199,569	5,510,351	1,712,815	117,783
Distributions from capital gains	—	—	7,655,765	2,681,792	30,172
Net change in unrealized appreciation (depreciation) of investments	1,016,775	1,571,047	23,389,904	3,663,159	430,748
Net increase (decrease) in net assets resulting from operations	845,086	2,672,585	34,741,473	8,335,013	484,556

Contract transactions
Contract purchase payments	132,788	579,300	12,453,675	1,573,356	419,929
Net transfers(1)	248,996	(270,840)	(1,831,219)	1,097,765	(275,631)
Transfers for policy loans	—	19,649	(26,784)	(12,417)	4,313
Adjustments to net assets allocated to contracts in payment period	—	(12,712)	(24,054)	(37,136)	(3,349)
Contract charges	(3,214)	(84,472)	(49,778)	(47,665)	(5,197)
Contract terminations:
Surrender benefits	(411,381)	(7,466,632)	(12,348,586)	(7,739,854)	(777,078)
Death benefits	(157,814)	(879,320)	(2,279,356)	(926,439)	(83,815)
Increase (decrease) from transactions	(190,625)	(8,115,027)	(4,106,102)	(6,092,390)	(720,828)
Increase (decrease) in net assets	654,461	(5,442,442)	30,635,371	2,242,623	(236,272)
Net assets at beginning of year	9,303,318	66,348,042	148,094,621	71,873,556	9,732,846
Net assets at end of year	$9,957,779	$60,905,600	$178,729,992	$74,116,179	$9,496,574

Accumulation unit activity
Units outstanding at beginning of year	7,078,468	39,260,898	25,046,146	19,454,525	3,352,136
Units purchased	390,954	569,477	2,854,819	871,528	179,318
Units redeemed	(540,288)	(5,175,411)	(3,044,526)	(2,336,447)	(412,901)
Units outstanding at end of year	6,929,134	34,654,964	24,856,439	17,989,606	3,118,553
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 83

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Operations
Investment income (loss) — net	$92,070	$(368,393)	$(753,845)	$1,432,188	$11,432
Net realized gain (loss) on sales of investments	389,730	991,720	(1,676,248)	2,210,877	50,998
Distributions from capital gains	1,291,943	4,078,131	—	1,565,588	—
Net change in unrealized appreciation (depreciation) of investments	894,102	668,033	14,326,598	10,949,201	154,495
Net increase (decrease) in net assets resulting from operations	2,667,845	5,369,491	11,896,505	16,157,854	216,925

Contract transactions
Contract purchase payments	71,516	229,095	2,479,349	1,316,226	642,244
Net transfers(1)	(86,787)	(2,219,989)	(3,087,568)	(528,005)	(134,641)
Transfers for policy loans	15,585	960	20,638	18,900	—
Adjustments to net assets allocated to contracts in payment period	(147,637)	(11,696)	(10,571)	(27,681)	—
Contract charges	(12,446)	(25,086)	(31,664)	(20,405)	(773)
Contract terminations:
Surrender benefits	(1,913,779)	(4,361,234)	(6,274,863)	(4,172,182)	(34,129)
Death benefits	(324,121)	(366,306)	(1,075,592)	(564,293)	(45,506)
Increase (decrease) from transactions	(2,397,669)	(6,754,256)	(7,980,271)	(3,977,440)	427,195
Increase (decrease) in net assets	270,176	(1,384,765)	3,916,234	12,180,414	644,120
Net assets at beginning of year	20,061,739	41,207,583	70,724,257	43,193,069	1,730,055
Net assets at end of year	$20,331,915	$39,822,818	$74,640,491	$55,373,483	$2,374,175

Accumulation unit activity
Units outstanding at beginning of year	5,573,609	8,453,976	18,920,492	34,441,661	1,528,855
Units purchased	23,097	45,517	654,255	1,729,647	653,310
Units redeemed	(614,403)	(1,348,242)	(2,622,024)	(4,442,605)	(283,886)
Units outstanding at end of year	4,982,303	7,151,251	16,952,723	31,728,703	1,898,279
See accompanying notes to financial statements.
 84 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$(190,911)	$(19,682)	$17,717	$195,228	$(132,723)
Net realized gain (loss) on sales of investments	(729,491)	67,992	33,041	534,181	79,041
Distributions from capital gains	6,304,242	22,193	38,065	404,643	445,104
Net change in unrealized appreciation (depreciation) of investments	285,867	639,567	198,953	2,724,904	93,764
Net increase (decrease) in net assets resulting from operations	5,669,707	710,070	287,776	3,858,956	485,186

Contract transactions
Contract purchase payments	1,847,324	219,398	822,021	161,640	109,569
Net transfers(1)	425,562	27,564	106,106	850,832	(461,710)
Transfers for policy loans	(2,055)	—	(12,454)	2,800	(1,165)
Adjustments to net assets allocated to contracts in payment period	(75,199)	—	—	(5,181)	(4,383)
Contract charges	(27,650)	(149)	(1,396)	(17,904)	(11,689)
Contract terminations:
Surrender benefits	(6,962,951)	(5,465)	(156,592)	(1,582,810)	(1,957,827)
Death benefits	(1,796,459)	—	—	(490,853)	(104,819)
Increase (decrease) from transactions	(6,591,428)	241,348	757,685	(1,081,476)	(2,432,024)
Increase (decrease) in net assets	(921,721)	951,418	1,045,461	2,777,480	(1,946,838)
Net assets at beginning of year	74,396,000	2,990,068	1,433,205	21,222,271	15,058,157
Net assets at end of year	$73,474,279	$3,941,486	$2,478,666	$23,999,751	$13,111,319

Accumulation unit activity
Units outstanding at beginning of year	44,971,391	2,646,827	1,314,828	7,788,387	4,264,712
Units purchased	2,633,802	352,692	782,738	334,654	65,921
Units redeemed	(6,406,886)	(172,464)	(166,611)	(696,459)	(744,940)
Units outstanding at end of year	41,198,307	2,827,055	1,930,955	7,426,582	3,585,693
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 85

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2
Operations
Investment income (loss) — net	$(1,417,555)	$461,124	$(1,248,004)	$(6,203,458)	$396,784
Net realized gain (loss) on sales of investments	(10,552,680)	(3,855,228)	986,924	38,328,102	(1,174,806)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	31,718,697	(5,260,087)	14,255,922	41,222,318	1,708,788
Net increase (decrease) in net assets resulting from operations	19,748,462	(8,654,191)	13,994,842	73,346,962	930,766

Contract transactions
Contract purchase payments	2,480,433	1,610,708	42,336,517	3,983,420	309,635
Net transfers(1)	(4,355,145)	(1,711,450)	4,876,891	31,522,862	(602,895)
Transfers for policy loans	(16,972)	32,988	(24,856)	(9,407)	919
Adjustments to net assets allocated to contracts in payment period	28,450	(25,416)	—	(912,983)	—
Contract charges	(128,117)	(99,214)	(334,402)	(275,338)	(5,076)
Contract terminations:
Surrender benefits	(18,142,291)	(10,223,708)	(5,791,651)	(62,018,908)	(865,346)
Death benefits	(1,939,183)	(1,268,787)	(1,766,685)	(13,786,233)	(216,793)
Increase (decrease) from transactions	(22,072,825)	(11,684,879)	39,295,814	(41,496,587)	(1,379,556)
Increase (decrease) in net assets	(2,324,363)	(20,339,070)	53,290,656	31,850,375	(448,790)
Net assets at beginning of year	159,428,826	104,635,291	95,274,299	568,979,468	16,349,991
Net assets at end of year	$157,104,463	$84,296,221	$148,564,955	$600,829,843	$15,901,201

Accumulation unit activity
Units outstanding at beginning of year	32,426,327	30,059,677	91,068,589	177,388,512	21,658,120
Units purchased	1,844,372	592,016	41,781,029	11,979,838	778,360
Units redeemed	(5,046,423)	(3,886,199)	(7,559,517)	(23,946,097)	(2,568,328)
Units outstanding at end of year	29,224,276	26,765,494	125,290,101	165,422,253	19,868,152
See accompanying notes to financial statements.
 86 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 2	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$(1,759,568)	$186,093	$1,023,895	$(642,863)	$(3,706,605)
Net realized gain (loss) on sales of investments	11,855,303	(203,242)	(1,935,610)	4,167,660	38,258,997
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	22,476,459	222,312	1,860,596	9,155,799	45,098,081
Net increase (decrease) in net assets resulting from operations	32,572,194	205,163	948,881	12,680,596	79,650,473

Contract transactions
Contract purchase payments	10,992,425	837,221	161,048	3,798,395	2,033,016
Net transfers(1)	7,963,530	729,428	633,467	(1,218,639)	(3,609,747)
Transfers for policy loans	(20,114)	1,379	10,454	5,622	91,475
Adjustments to net assets allocated to contracts in payment period	(51,252)	(512)	(25,811)	—	(619,445)
Contract charges	(149,340)	(2,031)	(68,540)	(42,334)	(286,940)
Contract terminations:
Surrender benefits	(15,211,386)	(770,792)	(4,690,191)	(3,500,500)	(36,594,194)
Death benefits	(1,518,324)	(95,588)	(1,076,505)	(906,947)	(6,039,222)
Increase (decrease) from transactions	2,005,539	699,105	(5,056,078)	(1,864,403)	(45,025,057)
Increase (decrease) in net assets	34,577,733	904,268	(4,107,197)	10,816,193	34,625,416
Net assets at beginning of year	149,160,986	8,915,120	44,431,393	52,063,907	339,235,922
Net assets at end of year	$183,738,719	$9,819,388	$40,324,196	$62,880,100	$373,861,338

Accumulation unit activity
Units outstanding at beginning of year	45,709,385	9,371,704	28,566,883	11,159,964	87,846,417
Units purchased	5,943,829	1,669,498	673,199	1,005,366	673,318
Units redeemed	(5,404,334)	(938,722)	(3,762,747)	(1,249,864)	(11,015,316)
Units outstanding at end of year	46,248,880	10,102,480	25,477,335	10,915,466	77,504,419
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 87

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$(1,157,487)	$(3,512,151)	$(16,833)	$116,015	$373,519
Net realized gain (loss) on sales of investments	5,348,810	39,455,253	(3,359,372)	(3,337,176)	(253,973)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	9,258,358	13,398,052	5,447,795	6,156,371	347,964
Net increase (decrease) in net assets resulting from operations	13,449,681	49,341,154	2,071,590	2,935,210	467,510

Contract transactions
Contract purchase payments	7,775,720	2,034,271	1,510,654	598,134	265,252
Net transfers(1)	(76,127)	(5,319,822)	(1,578,545)	(1,635,209)	368,439
Transfers for policy loans	6,566	7,968	(39,453)	14,209	1,426
Adjustments to net assets allocated to contracts in payment period	(6,691)	(84,959)	—	(12,661)	—
Contract charges	(59,778)	(263,713)	(33,064)	(72,551)	(3,827)
Contract terminations:
Surrender benefits	(8,210,598)	(42,857,224)	(3,141,533)	(7,272,092)	(847,240)
Death benefits	(1,808,854)	(5,780,605)	(652,590)	(551,434)	(121,294)
Increase (decrease) from transactions	(2,379,762)	(52,264,084)	(3,934,531)	(8,931,604)	(337,244)
Increase (decrease) in net assets	11,069,919	(2,922,930)	(1,862,941)	(5,996,394)	130,266
Net assets at beginning of year	98,976,248	365,623,888	47,968,832	68,435,453	9,458,091
Net assets at end of year	$110,046,167	$362,700,958	$46,105,891	$62,439,059	$9,588,357

Accumulation unit activity
Units outstanding at beginning of year	33,216,795	93,884,096	38,480,921	28,395,940	9,314,719
Units purchased	4,037,739	515,872	1,359,837	305,909	829,223
Units redeemed	(4,473,867)	(12,852,642)	(4,316,452)	(3,950,286)	(1,166,977)
Units outstanding at end of year	32,780,667	81,547,326	35,524,306	24,751,563	8,976,965
See accompanying notes to financial statements.
 88 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
Operations
Investment income (loss) — net	$5,306,931	$5,188,233	$2,299,329	$5,318,490	$1,178,963
Net realized gain (loss) on sales of investments	—	331	(494,431)	(1,213,019)	(592,625)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	(331)	958,915	2,309,965	627,281
Net increase (decrease) in net assets resulting from operations	5,306,931	5,188,233	2,763,813	6,415,436	1,213,619

Contract transactions
Contract purchase payments	25,592,927	1,468,206	4,056,101	609,178	2,159,400
Net transfers(1)	(2,138,794)	45,649,107	2,482,132	915,544	1,013,611
Transfers for policy loans	20,900	125,473	1,683	11,942	677
Adjustments to net assets allocated to contracts in payment period	(980)	(76,177)	—	(220,131)	—
Contract charges	(88,315)	(113,757)	(12,942)	(70,383)	(7,447)
Contract terminations:
Surrender benefits	(22,162,631)	(26,342,803)	(4,822,915)	(13,001,597)	(2,438,817)
Death benefits	(5,076,502)	(2,797,741)	(665,134)	(2,602,694)	(638,762)
Increase (decrease) from transactions	(3,853,395)	17,912,308	1,038,925	(14,358,141)	88,662
Increase (decrease) in net assets	1,453,536	23,100,541	3,802,738	(7,942,705)	1,302,281
Net assets at beginning of year	148,909,861	126,337,957	48,186,955	115,279,948	26,797,408
Net assets at end of year	$150,363,397	$149,438,498	$51,989,693	$107,337,243	$28,099,689

Accumulation unit activity
Units outstanding at beginning of year	157,214,722	112,497,377	26,479,958	38,417,330	15,261,678
Units purchased	30,978,932	41,910,003	4,440,596	735,714	2,001,573
Units redeemed	(35,191,469)	(25,668,545)	(3,777,654)	(5,254,210)	(1,949,922)
Units outstanding at end of year	153,002,185	128,738,835	27,142,900	33,898,834	15,313,329
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 89

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$3,086,007	$2,761,646	$7,752,231	$(1,483,441)	$(1,263,050)
Net realized gain (loss) on sales of investments	(2,548,431)	(1,415,923)	(6,136,314)	8,514,555	16,940,579
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,778,946	(951,935)	161,954	27,597,955	21,916,928
Net increase (decrease) in net assets resulting from operations	3,316,522	393,788	1,777,871	34,629,069	37,594,457

Contract transactions
Contract purchase payments	312,369	6,726,881	1,067,635	12,519,423	840,451
Net transfers(1)	1,532,536	11,124,888	11,789,436	(423,983)	792,625
Transfers for policy loans	10,467	(4,213)	27,324	16,631	3,029
Adjustments to net assets allocated to contracts in payment period	(39,175)	(4,284)	(81,645)	—	24,360
Contract charges	(102,440)	(67,191)	(252,185)	(129,036)	(101,134)
Contract terminations:
Surrender benefits	(7,947,481)	(5,559,109)	(24,318,538)	(7,965,087)	(16,503,988)
Death benefits	(1,592,210)	(1,049,776)	(4,919,871)	(1,310,913)	(2,146,798)
Increase (decrease) from transactions	(7,825,934)	11,167,196	(16,687,844)	2,707,035	(17,091,455)
Increase (decrease) in net assets	(4,509,412)	11,560,984	(14,909,973)	37,336,104	20,503,002
Net assets at beginning of year	71,590,409	72,989,491	216,758,064	115,305,697	131,653,462
Net assets at end of year	$67,080,997	$84,550,475	$201,848,091	$152,641,801	$152,156,464

Accumulation unit activity
Units outstanding at beginning of year	29,010,653	60,739,026	119,387,992	21,126,775	38,438,479
Units purchased	820,366	14,941,597	7,206,781	2,786,177	466,973
Units redeemed	(3,920,483)	(5,792,359)	(16,377,119)	(1,932,540)	(4,794,611)
Units outstanding at end of year	25,910,536	69,888,264	110,217,654	21,980,412	34,110,841
See accompanying notes to financial statements.
 90 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2
Operations
Investment income (loss) — net	$(1,435,175)	$(5,881,772)	$2,068,832	$368,682	$1,143,049
Net realized gain (loss) on sales of investments	2,973,451	49,678,821	16,275	(1,295,477)	50,585
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	24,836,913	74,659,021	688,130	(57,419)	(393,855)
Net increase (decrease) in net assets resulting from operations	26,375,189	118,456,070	2,773,237	(984,214)	799,779

Contract transactions
Contract purchase payments	51,861,961	4,025,593	10,907,121	1,493,276	2,105,007
Net transfers(1)	3,805,191	3,357,442	4,630,141	1,081,088	104,350
Transfers for policy loans	(57,770)	(101,493)	422	57	(8,924)
Adjustments to net assets allocated to contracts in payment period	—	(240,458)	(2,806)	(6,667)	(9,848)
Contract charges	(108,279)	(243,604)	(71,116)	(4,616)	(36,698)
Contract terminations:
Surrender benefits	(3,626,400)	(54,257,655)	(8,495,520)	(1,373,463)	(2,545,550)
Death benefits	(4,767,828)	(11,066,160)	(2,505,023)	(431,676)	(718,769)
Increase (decrease) from transactions	47,106,875	(58,526,335)	4,463,219	757,999	(1,110,432)
Increase (decrease) in net assets	73,482,064	59,929,735	7,236,456	(226,215)	(310,653)
Net assets at beginning of year	101,414,952	528,873,895	74,957,685	15,001,757	36,444,624
Net assets at end of year	$174,897,016	$588,803,630	$82,194,141	$14,775,542	$36,133,971

Accumulation unit activity
Units outstanding at beginning of year	88,752,646	132,544,707	66,869,288	14,702,754	20,025,515
Units purchased	47,434,053	3,599,181	17,857,856	2,577,000	1,736,079
Units redeemed	(11,881,045)	(16,186,810)	(14,008,819)	(1,964,205)	(2,104,079)
Units outstanding at end of year	124,305,654	119,957,078	70,718,325	15,315,549	19,657,515
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 91

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Eq, Cl 2	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$1,666,571	$(134,842)	$(41,067)	$(753,037)	$(393,375)
Net realized gain (loss) on sales of investments	663,843	399,097	47,280	3,151,098	4,159,923
Distributions from capital gains	—	930,569	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(1,060,522)	1,771,961	717,679	4,920,913	1,026,839
Net increase (decrease) in net assets resulting from operations	1,269,892	2,966,785	723,892	7,318,974	4,793,387

Contract transactions
Contract purchase payments	455,264	8,725,812	1,228,183	4,641,373	312,365
Net transfers(1)	548,329	602,885	(35,345)	(1,480,592)	(2,483,274)
Transfers for policy loans	25,038	(6,298)	—	(17,274)	2,806
Adjustments to net assets allocated to contracts in payment period	87,314	—	—	—	(14,534)
Contract charges	(31,519)	(3,268)	(2,447)	(51,152)	(23,530)
Contract terminations:
Surrender benefits	(5,459,779)	(245,832)	(46,535)	(4,608,453)	(5,503,321)
Death benefits	(792,465)	(383,206)	—	(1,452,018)	(863,048)
Increase (decrease) from transactions	(5,167,818)	8,690,093	1,143,856	(2,968,116)	(8,572,536)
Increase (decrease) in net assets	(3,897,926)	11,656,878	1,867,748	4,350,858	(3,779,149)
Net assets at beginning of year	51,119,688	7,656,796	2,785,156	66,072,357	43,541,784
Net assets at end of year	$47,221,762	$19,313,674	$4,652,904	$70,423,215	$39,762,635

Accumulation unit activity
Units outstanding at beginning of year	27,310,543	6,245,474	2,393,486	17,249,459	11,453,982
Units purchased	714,484	8,162,369	1,018,919	1,475,377	80,051
Units redeemed	(3,420,341)	(1,833,126)	(150,902)	(2,076,243)	(2,155,654)
Units outstanding at end of year	24,604,686	12,574,717	3,261,503	16,648,593	9,378,379
See accompanying notes to financial statements.
 92 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(434,444)	$(719,754)	$(473,398)	$(376,451)	$(298,495)
Net realized gain (loss) on sales of investments	2,003,841	7,621,535	2,576,449	4,001,242	1,074,532
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,371,063	7,326,062	2,351,938	770,650	2,315,043
Net increase (decrease) in net assets resulting from operations	7,940,460	14,227,843	4,454,989	4,395,441	3,091,080

Contract transactions
Contract purchase payments	3,678,921	400,864	2,509,178	243,282	1,311,643
Net transfers(1)	(129,696)	(452,564)	(462,652)	(858,914)	2,180
Transfers for policy loans	(12,184)	8,147	(589)	(1,937)	(2,922)
Adjustments to net assets allocated to contracts in payment period	(1,957)	(39,358)	(3,727)	56,476	(382)
Contract charges	(30,362)	(37,591)	(29,878)	(27,424)	(21,941)
Contract terminations:
Surrender benefits	(2,543,339)	(7,929,013)	(3,512,297)	(4,234,660)	(2,025,022)
Death benefits	(712,121)	(1,175,954)	(704,114)	(680,048)	(375,665)
Increase (decrease) from transactions	249,262	(9,225,469)	(2,204,079)	(5,503,225)	(1,112,109)
Increase (decrease) in net assets	8,189,722	5,002,374	2,250,910	(1,107,784)	1,978,971
Net assets at beginning of year	35,128,973	67,844,121	40,997,953	40,179,259	25,204,928
Net assets at end of year	$43,318,695	$72,846,495	$43,248,863	$39,071,475	$27,183,899

Accumulation unit activity
Units outstanding at beginning of year	10,620,277	18,489,667	11,612,222	10,964,412	7,937,035
Units purchased	1,353,731	194,358	900,600	71,299	725,977
Units redeemed	(1,170,939)	(2,430,614)	(1,413,538)	(1,486,297)	(967,458)
Units outstanding at end of year	10,803,069	16,253,411	11,099,284	9,549,414	7,695,554
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 93

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(257,567)	$(9,231)	$2,587,349	$239,267	$794,770
Net realized gain (loss) on sales of investments	2,622,608	16,165	(1,378,461)	(351,092)	(1,021,908)
Distributions from capital gains	—	94,086	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,131,275	52,246	1,417,597	84,767	408,736
Net increase (decrease) in net assets resulting from operations	3,496,316	153,266	2,626,485	(27,058)	181,598

Contract transactions
Contract purchase payments	209,362	661,180	4,202,535	721,896	244,798
Net transfers(1)	(566,250)	165,661	5,552,777	(2,057,238)	462,888
Transfers for policy loans	(19,646)	—	(13,184)	(1,118)	11,968
Adjustments to net assets allocated to contracts in payment period	(9,102)	—	—	(3,228)	(19,276)
Contract charges	(20,674)	(376)	(16,614)	(18,099)	(24,721)
Contract terminations:
Surrender benefits	(3,313,073)	(46,267)	(7,019,151)	(942,799)	(4,762,248)
Death benefits	(356,345)	(61,623)	(1,062,465)	(310,124)	(679,543)
Increase (decrease) from transactions	(4,075,728)	718,575	1,643,898	(2,610,710)	(4,766,134)
Increase (decrease) in net assets	(579,412)	871,841	4,270,383	(2,637,768)	(4,584,536)
Net assets at beginning of year	29,240,268	1,595,099	77,773,676	14,760,729	37,448,829
Net assets at end of year	$28,660,856	$2,466,940	$82,044,059	$12,122,961	$32,864,293

Accumulation unit activity
Units outstanding at beginning of year	6,967,188	1,342,273	62,275,813	14,811,065	28,406,351
Units purchased	50,391	688,943	8,492,964	1,418,989	663,147
Units redeemed	(981,702)	(100,487)	(7,226,866)	(4,144,981)	(4,281,765)
Units outstanding at end of year	6,035,877	1,930,729	63,541,911	12,085,073	24,787,733
See accompanying notes to financial statements.
 94 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2
Operations
Investment income (loss) — net	$224,792	$691,919	$127,363	$406,909	$288,223
Net realized gain (loss) on sales of investments	(1,276,164)	(246,768)	(1,254,421)	(3,310,462)	(943,887)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,474,725	(335,103)	681,712	2,088,873	2,528,174
Net increase (decrease) in net assets resulting from operations	423,353	110,048	(445,346)	(814,680)	1,872,510

Contract transactions
Contract purchase payments	97,313	1,812,531	614,497	118,635	1,299,715
Net transfers(1)	(8,361)	3,650,704	(1,553,746)	113,912	(784,511)
Transfers for policy loans	5,504	—	813	14,330	2,115
Adjustments to net assets allocated to contracts in payment period	(34)	—	—	16,838	—
Contract charges	(6,441)	(41,970)	(4,018)	(124,975)	(7,214)
Contract terminations:
Surrender benefits	(1,223,369)	(788,382)	(1,617,513)	(4,217,151)	(1,762,123)
Death benefits	(94,937)	(249,467)	(322,491)	(1,279,690)	(378,068)
Increase (decrease) from transactions	(1,230,325)	4,383,416	(2,882,458)	(5,358,101)	(1,630,086)
Increase (decrease) in net assets	(806,972)	4,493,464	(3,327,804)	(6,172,781)	242,424
Net assets at beginning of year	11,445,304	20,879,542	21,069,917	45,398,735	22,630,736
Net assets at end of year	$10,638,332	$25,373,006	$17,742,113	$39,225,954	$22,873,160

Accumulation unit activity
Units outstanding at beginning of year	18,489,807	18,390,468	17,709,544	30,733,916	10,611,230
Units purchased	409,207	4,798,284	609,333	441,504	656,031
Units redeemed	(2,363,402)	(950,054)	(3,043,378)	(4,109,114)	(1,359,864)
Units outstanding at end of year	16,535,612	22,238,698	15,275,499	27,066,306	9,907,397
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 95

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$(1,059,464)	$(644,412)	$(495,265)	$568,715	$(757,933)
Net realized gain (loss) on sales of investments	14,100,270	3,898,898	1,978,755	(304,890)	3,645,676
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	8,102,016	7,354,326	2,907,196	(419,123)	2,720,226
Net increase (decrease) in net assets resulting from operations	21,142,822	10,608,812	4,390,686	(155,298)	5,607,969

Contract transactions
Contract purchase payments	830,252	3,884,105	1,511,163	1,585,490	4,739,972
Net transfers(1)	(3,382,348)	487,785	632,305	3,772,962	684,052
Transfers for policy loans	(19,268)	(20,193)	954	(43)	(3,543)
Adjustments to net assets allocated to contracts in payment period	(3,601)	—	(4,669)	—	—
Contract charges	(88,801)	(67,007)	(42,779)	(34,198)	(36,354)
Contract terminations:
Surrender benefits	(15,131,202)	(3,969,947)	(2,855,538)	(1,228,040)	(5,338,451)
Death benefits	(1,507,912)	(607,485)	(1,079,706)	(102,991)	(1,239,934)
Increase (decrease) from transactions	(19,302,880)	(292,742)	(1,838,270)	3,993,180	(1,194,258)
Increase (decrease) in net assets	1,839,942	10,316,070	2,552,416	3,837,882	4,413,711
Net assets at beginning of year	111,832,827	53,450,643	42,260,439	19,441,798	66,317,706
Net assets at end of year	$113,672,769	$63,766,713	$44,812,855	$23,279,680	$70,731,417

Accumulation unit activity
Units outstanding at beginning of year	41,831,487	10,303,109	13,904,219	18,366,435	15,977,681
Units purchased	282,784	1,047,402	847,090	5,187,747	1,790,667
Units redeemed	(6,780,709)	(1,116,142)	(1,367,074)	(1,505,028)	(1,878,626)
Units outstanding at end of year	35,333,562	10,234,369	13,384,235	22,049,154	15,889,722
See accompanying notes to financial statements.
 96 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F
Operations
Investment income (loss) — net	$(408,925)	$(892,659)	$(320,093)	$(280,893)	$84,921
Net realized gain (loss) on sales of investments	3,602,435	4,378,592	2,596,008	722,327	58,617
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	562,246	4,272,879	2,168,361	5,424,960	(132,221)
Net increase (decrease) in net assets resulting from operations	3,755,756	7,758,812	4,444,276	5,866,394	11,317

Contract transactions
Contract purchase payments	297,348	6,606,597	1,811,750	728,283	1,724,756
Net transfers(1)	(243,997)	1,798,581	(1,222,804)	(2,497,728)	355,612
Transfers for policy loans	4,646	(21,738)	(2,751)	(7,457)	(418)
Adjustments to net assets allocated to contracts in payment period	(22,972)	—	—	—	—
Contract charges	(26,097)	(55,959)	(20,656)	(21,943)	(1,980)
Contract terminations:
Surrender benefits	(5,234,558)	(5,228,279)	(2,553,591)	(1,685,440)	(58,411)
Death benefits	(295,557)	(1,671,416)	(609,894)	(241,289)	(408,188)
Increase (decrease) from transactions	(5,521,187)	1,427,786	(2,597,946)	(3,725,574)	1,611,371
Increase (decrease) in net assets	(1,765,431)	9,186,598	1,846,330	2,140,820	1,622,688
Net assets at beginning of year	43,663,617	75,303,146	29,091,718	24,647,273	3,179,759
Net assets at end of year	$41,898,186	$84,489,744	$30,938,048	$26,788,093	$4,802,447

Accumulation unit activity
Units outstanding at beginning of year	9,202,354	21,938,945	7,552,699	6,283,350	2,801,182
Units purchased	130,327	3,190,851	568,308	179,606	1,973,502
Units redeemed	(1,215,597)	(2,745,588)	(1,159,466)	(1,027,370)	(622,121)
Units outstanding at end of year	8,117,084	22,384,208	6,961,541	5,435,586	4,152,563
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 97

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(92,089)	$37,498	$359,169	$5,440,176	$(5,725,869)
Net realized gain (loss) on sales of investments	329,459	92,559	(141,734)	(678,405)	32,417,282
Distributions from capital gains	1,254,779	173,163	9,195	—	72,032,556
Net change in unrealized appreciation (depreciation) of investments	1,559,184	282,331	436,082	347,882	59,313,515
Net increase (decrease) in net assets resulting from operations	3,051,333	585,551	662,712	5,109,653	158,037,484

Contract transactions
Contract purchase payments	11,043,889	5,265,563	755,512	2,299,802	24,474,464
Net transfers(1)	731,698	430,551	268,235	(1,789,752)	(833,368)
Transfers for policy loans	(683)	(691)	4,336	7,677	(29,993)
Adjustments to net assets allocated to contracts in payment period	—	—	(1,587)	(31,901)	(184,106)
Contract charges	(5,075)	(4,255)	(6,790)	(56,957)	(248,002)
Contract terminations:
Surrender benefits	(299,742)	(131,872)	(1,705,111)	(8,135,126)	(62,501,380)
Death benefits	(266,278)	(518,600)	(210,788)	(1,540,762)	(9,503,982)
Increase (decrease) from transactions	11,203,809	5,040,696	(896,193)	(9,247,019)	(48,826,367)
Increase (decrease) in net assets	14,255,142	5,626,247	(233,481)	(4,137,366)	109,211,117
Net assets at beginning of year	9,295,341	4,725,698	16,054,702	80,842,234	507,551,284
Net assets at end of year	$23,550,483	$10,351,945	$15,821,221	$76,704,868	$616,762,401

Accumulation unit activity
Units outstanding at beginning of year	7,194,537	4,331,815	13,734,431	50,309,582	123,150,326
Units purchased	9,295,234	5,752,811	1,049,203	2,115,182	8,477,793
Units redeemed	(1,745,552)	(1,443,471)	(1,787,042)	(7,524,371)	(16,541,396)
Units outstanding at end of year	14,744,219	8,641,155	12,996,592	44,900,393	115,086,723
See accompanying notes to financial statements.
 98 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2
Operations
Investment income (loss) — net	$6,684	$29,863	$209,772	$406,385	$(177,258)
Net realized gain (loss) on sales of investments	79,913	33,004	2,743,588	5,357,337	444,520
Distributions from capital gains	—	—	2,782,505	7,241,346	—
Net change in unrealized appreciation (depreciation) of investments	83,672	(4,938)	2,377,045	6,708,229	4,551,818
Net increase (decrease) in net assets resulting from operations	170,269	57,929	8,112,910	19,713,297	4,819,080

Contract transactions
Contract purchase payments	534,363	540,039	293,257	5,300,628	12,197,534
Net transfers(1)	(13,466)	(11,060)	(172,022)	(1,708,560)	444,797
Transfers for policy loans	—	(321)	32,296	(34,347)	—
Adjustments to net assets allocated to contracts in payment period	—	—	47,251	(77,358)	—
Contract charges	(964)	(2,194)	(8,314)	(71,332)	(7,282)
Contract terminations:
Surrender benefits	(28,060)	(84,603)	(4,972,804)	(9,341,113)	(404,759)
Death benefits	(51,583)	(20,189)	(854,469)	(1,170,579)	(32,383)
Increase (decrease) from transactions	440,290	421,672	(5,634,805)	(7,102,661)	12,197,907
Increase (decrease) in net assets	610,559	479,601	2,478,105	12,610,636	17,016,987
Net assets at beginning of year	1,892,985	2,295,218	40,195,370	96,518,762	8,689,130
Net assets at end of year	$2,503,544	$2,774,819	$42,673,475	$109,129,398	$25,706,117

Accumulation unit activity
Units outstanding at beginning of year	1,829,144	1,982,168	10,014,343	23,415,642	7,195,876
Units purchased	823,120	577,282	71,867	2,221,681	9,289,528
Units redeemed	(425,140)	(230,803)	(1,327,353)	(2,894,218)	(966,075)
Units outstanding at end of year	2,227,124	2,328,647	8,758,857	22,743,105	15,519,329
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 99

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$(14,874)	$354,875	$(253,515)	$(2,197,886)	$74,637
Net realized gain (loss) on sales of investments	130,100	15,228	1,922,959	7,173,150	363,401
Distributions from capital gains	—	—	8,191,569	47,308,274	445,533
Net change in unrealized appreciation (depreciation) of investments	122,941	(336,484)	(146,038)	262,410	(491,691)
Net increase (decrease) in net assets resulting from operations	238,167	33,619	9,714,975	52,545,948	391,880

Contract transactions
Contract purchase payments	3,933,099	6,010,951	261,792	10,082,303	60,395
Net transfers(1)	332,646	2,236,249	(1,238,735)	(1,451,775)	626,415
Transfers for policy loans	2,468	(2,246)	13,024	(14,789)	(2,433)
Adjustments to net assets allocated to contracts in payment period	—	—	(5,976)	(156,246)	(4,629)
Contract charges	(1,349)	(2,834)	(13,756)	(249,667)	(1,950)
Contract terminations:
Surrender benefits	(182,316)	(362,060)	(6,329,029)	(35,368,681)	(1,025,536)
Death benefits	(41,689)	(58,905)	(672,834)	(5,451,609)	(148,133)
Increase (decrease) from transactions	4,042,859	7,821,155	(7,985,514)	(32,610,464)	(495,871)
Increase (decrease) in net assets	4,281,026	7,854,774	1,729,461	19,935,484	(103,991)
Net assets at beginning of year	3,797,974	7,861,681	62,092,008	337,242,419	9,498,088
Net assets at end of year	$8,079,000	$15,716,455	$63,821,469	$357,177,903	$9,394,097

Accumulation unit activity
Units outstanding at beginning of year	3,267,096	7,882,190	5,939,292	65,758,963	4,138,976
Units purchased	3,966,719	8,331,506	23,792	2,624,794	285,771
Units redeemed	(731,693)	(528,282)	(724,191)	(8,387,593)	(486,353)
Units outstanding at end of year	6,502,122	15,685,414	5,238,893	59,996,164	3,938,394
See accompanying notes to financial statements.
 100 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4
Operations
Investment income (loss) — net	$208,381	$4,747,521	$416,175	$2,481,070	$381,857
Net realized gain (loss) on sales of investments	1,439,699	(1,024,581)	(1,967,355)	(562,885)	8,307
Distributions from capital gains	1,969,697	—	—	256,069	38,900
Net change in unrealized appreciation (depreciation) of investments	(2,023,394)	4,168,958	1,015,447	1,370,654	12,494
Net increase (decrease) in net assets resulting from operations	1,594,383	7,891,898	(535,733)	3,544,908	441,558

Contract transactions
Contract purchase payments	352,754	9,342,290	384,532	350,372	3,394,340
Net transfers(1)	4,017,968	25,373,325	133,634	2,329,764	2,857,675
Transfers for policy loans	4,823	(13,524)	25,334	9,122	—
Adjustments to net assets allocated to contracts in payment period	19,527	(68,892)	(22,489)	(15,946)	—
Contract charges	(28,788)	(53,631)	(36,321)	(25,010)	(1,820)
Contract terminations:
Surrender benefits	(4,674,856)	(16,797,224)	(4,311,364)	(5,864,358)	(460,937)
Death benefits	(336,487)	(2,888,233)	(599,115)	(1,313,548)	(142,127)
Increase (decrease) from transactions	(645,059)	14,894,111	(4,425,789)	(4,529,604)	5,647,131
Increase (decrease) in net assets	949,324	22,786,009	(4,961,522)	(984,696)	6,088,689
Net assets at beginning of year	40,197,551	162,986,893	46,208,752	60,747,282	6,033,903
Net assets at end of year	$41,146,875	$185,772,902	$41,247,230	$59,762,586	$12,122,592

Accumulation unit activity
Units outstanding at beginning of year	16,513,637	134,873,909	19,107,484	38,683,322	5,804,751
Units purchased	1,781,071	28,093,961	535,698	3,114,120	5,909,979
Units redeemed	(1,959,433)	(16,165,071)	(2,198,347)	(5,970,367)	(725,629)
Units outstanding at end of year	16,335,275	146,802,799	17,444,835	35,827,075	10,989,101
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 101

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$3,988	$609,928	$(43,906)	$(10,938)	$123,385
Net realized gain (loss) on sales of investments	1,226	(255,170)	(1,044,373)	21,205	1,493,445
Distributions from capital gains	44,199	1,268,270	2,596,381	80,915	5,954,818
Net change in unrealized appreciation (depreciation) of investments	(32,473)	4,555,926	9,878,323	274,331	3,953,693
Net increase (decrease) in net assets resulting from operations	16,940	6,178,954	11,386,425	365,513	11,525,341

Contract transactions
Contract purchase payments	100,282	424,064	601,798	1,515,422	461,018
Net transfers(1)	12,777	(1,575,618)	(2,158,681)	225,057	(2,140,727)
Transfers for policy loans	—	23,444	11,083	—	18,391
Adjustments to net assets allocated to contracts in payment period	—	30,137	65,097	—	(77,678)
Contract charges	(102)	(35,110)	(55,080)	(601)	(95,160)
Contract terminations:
Surrender benefits	(5,489)	(6,269,607)	(12,300,002)	(214,788)	(11,833,015)
Death benefits	(7,188)	(988,422)	(1,128,319)	(92,691)	(1,210,830)
Increase (decrease) from transactions	100,280	(8,391,112)	(14,964,104)	1,432,399	(14,878,001)
Increase (decrease) in net assets	117,220	(2,212,158)	(3,577,679)	1,797,912	(3,352,660)
Net assets at beginning of year	496,473	62,314,708	114,080,355	3,128,554	106,603,285
Net assets at end of year	$613,693	$60,102,550	$110,502,676	$4,926,466	$103,250,625

Accumulation unit activity
Units outstanding at beginning of year	420,971	23,727,834	22,656,414	2,838,789	13,863,863
Units purchased	92,862	181,816	201,104	1,579,911	61,183
Units redeemed	(11,290)	(3,151,943)	(3,332,899)	(370,401)	(1,873,259)
Units outstanding at end of year	502,543	20,757,707	19,524,619	4,048,299	12,051,787
See accompanying notes to financial statements.
 102 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$6,394	$1,146	$(250,369)	$(120,996)	$(393,471)
Net realized gain (loss) on sales of investments	63,000	22,136	4,846,320	633,405	2,012,582
Distributions from capital gains	399,162	197,638	13,502,553	—	—
Net change in unrealized appreciation (depreciation) of investments	353,411	(5,564)	5,706,489	3,668,159	11,105,866
Net increase (decrease) in net assets resulting from operations	821,967	215,356	23,804,993	4,180,568	12,724,977

Contract transactions
Contract purchase payments	32,616	1,496,325	285,268	54,012	141,561
Net transfers(1)	127,074	24,622	(4,024,914)	(289,483)	(3,188,838)
Transfers for policy loans	788	—	(15,347)	2,073	7,771
Adjustments to net assets allocated to contracts in payment period	(2,640)	—	(87,486)	(2,604)	714
Contract charges	(1,146)	(999)	(131,772)	(3,959)	(110,536)
Contract terminations:
Surrender benefits	(448,422)	(23,667)	(10,394,134)	(1,886,887)	(4,819,368)
Death benefits	(39,775)	(13,353)	(1,761,881)	(69,655)	(1,029,457)
Increase (decrease) from transactions	(331,505)	1,482,928	(16,130,266)	(2,196,503)	(8,998,153)
Increase (decrease) in net assets	490,462	1,698,284	7,674,727	1,984,065	3,726,824
Net assets at beginning of year	4,602,374	1,007,890	93,869,613	13,220,081	41,826,767
Net assets at end of year	$5,092,836	$2,706,174	$101,544,340	$15,204,146	$45,553,591

Accumulation unit activity
Units outstanding at beginning of year	901,219	902,304	23,461,140	3,516,542	11,541,446
Units purchased	29,227	1,407,452	112,607	12,595	38,042
Units redeemed	(86,245)	(246,995)	(3,630,351)	(507,341)	(2,151,312)
Units outstanding at end of year	844,201	2,062,761	19,943,396	3,021,796	9,428,176
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 103

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$1,329,967	$576,744	$(420,526)	$177,432	$(147,716)
Net realized gain (loss) on sales of investments	(890,777)	4,015,262	1,776,956	24,078	(71,333)
Distributions from capital gains	—	6,938,696	6,063,473	—	—
Net change in unrealized appreciation (depreciation) of investments	342,932	1,298,638	8,169,956	(133,924)	3,772,817
Net increase (decrease) in net assets resulting from operations	782,122	12,829,340	15,589,859	67,586	3,553,768

Contract transactions
Contract purchase payments	977,995	2,502,946	266,723	2,951,766	90,839
Net transfers(1)	(1,338,982)	(853,466)	(456,004)	468,288	5,511
Transfers for policy loans	815	5,771	21,395	—	1,546
Adjustments to net assets allocated to contracts in payment period	(21,218)	12,348	(245,930)	—	(11,197)
Contract charges	(10,804)	(180,998)	(26,270)	(892)	(8,137)
Contract terminations:
Surrender benefits	(2,713,066)	(10,529,727)	(7,005,238)	(119,887)	(1,652,855)
Death benefits	(423,468)	(1,918,117)	(984,793)	(18,973)	(179,974)
Increase (decrease) from transactions	(3,528,728)	(10,961,243)	(8,430,117)	3,280,302	(1,754,267)
Increase (decrease) in net assets	(2,746,606)	1,868,097	7,159,742	3,347,888	1,799,501
Net assets at beginning of year	29,097,573	95,815,925	67,843,906	3,735,421	15,944,650
Net assets at end of year	$26,350,967	$97,684,022	$75,003,648	$7,083,309	$17,744,151

Accumulation unit activity
Units outstanding at beginning of year	22,516,307	25,313,582	12,684,044	3,781,537	11,608,475
Units purchased	783,680	885,130	48,064	3,689,256	152,474
Units redeemed	(3,417,718)	(3,385,495)	(1,408,336)	(418,358)	(1,272,391)
Units outstanding at end of year	19,882,269	22,813,217	11,323,772	7,052,435	10,488,558
See accompanying notes to financial statements.
 104 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$(102,137)	$170,370	$56,920	$218,649	$2,063,456
Net realized gain (loss) on sales of investments	(184,506)	343,137	164,228	611,531	(2,437,444)
Distributions from capital gains	—	695,432	370,386	190,831	—
Net change in unrealized appreciation (depreciation) of investments	2,483,478	845,085	459,332	(1,097,519)	2,496,003
Net increase (decrease) in net assets resulting from operations	2,196,835	2,054,024	1,050,866	(76,508)	2,122,015

Contract transactions
Contract purchase payments	64,206	105,162	68,962	293,518	648,655
Net transfers(1)	69,623	(421,520)	(53,681)	(323,938)	1,991,275
Transfers for policy loans	11,085	625	679	(2,158)	10,694
Adjustments to net assets allocated to contracts in payment period	—	(12,103)	(4,755)	(2,939)	(51,007)
Contract charges	(6,633)	(10,402)	(5,931)	(30,367)	(149,023)
Contract terminations:
Surrender benefits	(1,116,312)	(1,986,378)	(1,384,716)	(4,124,889)	(11,542,887)
Death benefits	(94,959)	(228,604)	(62,548)	(490,459)	(2,623,650)
Increase (decrease) from transactions	(1,072,990)	(2,553,220)	(1,441,990)	(4,681,232)	(11,715,943)
Increase (decrease) in net assets	1,123,845	(499,196)	(391,124)	(4,757,740)	(9,593,928)
Net assets at beginning of year	10,147,822	17,682,948	9,457,235	38,320,571	123,482,676
Net assets at end of year	$11,271,667	$17,183,752	$9,066,111	$33,562,831	$113,888,748

Accumulation unit activity
Units outstanding at beginning of year	7,519,630	6,441,653	3,624,138	17,007,896	78,192,377
Units purchased	168,183	36,113	54,861	157,198	1,906,670
Units redeemed	(883,848)	(901,224)	(572,047)	(2,184,445)	(9,338,248)
Units outstanding at end of year	6,803,965	5,576,542	3,106,952	14,980,649	70,760,799
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 105

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Global, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(1,285,518)	$(298,755)	$(24,324)	$(1,045,761)	$(239,661)
Net realized gain (loss) on sales of investments	1,348,186	115,686	(50,267)	2,270,666	663,414
Distributions from capital gains	7,673,292	—	252,993	3,865,240	1,196,041
Net change in unrealized appreciation (depreciation) of investments	9,859,143	1,450,496	309,843	5,925,127	6,251,697
Net increase (decrease) in net assets resulting from operations	17,595,103	1,267,427	488,245	11,015,272	7,871,491

Contract transactions
Contract purchase payments	2,659,302	249,868	21,715	4,352,097	183,909
Net transfers(1)	(1,601,929)	(1,149,309)	(3,075)	4,336,395	179,606
Transfers for policy loans	15,148	(6,955)	—	(9,202)	(9,786)
Adjustments to net assets allocated to contracts in payment period	1,618	(26,061)	(2,057)	22,364	144,212
Contract charges	(67,797)	(17,916)	(1,346)	(46,330)	(32,581)
Contract terminations:
Surrender benefits	(12,195,452)	(3,997,944)	(208,323)	(9,124,882)	(2,960,211)
Death benefits	(1,790,709)	(369,155)	(14,403)	(1,299,430)	(332,770)
Increase (decrease) from transactions	(12,979,819)	(5,317,472)	(207,489)	(1,768,988)	(2,827,621)
Increase (decrease) in net assets	4,615,284	(4,050,045)	280,756	9,246,284	5,043,870
Net assets at beginning of year	123,101,871	32,073,429	2,298,767	98,221,068	24,846,217
Net assets at end of year	$127,717,155	$28,023,384	$2,579,523	$107,467,352	$29,890,087

Accumulation unit activity
Units outstanding at beginning of year	33,561,073	10,054,430	1,306,838	23,472,165	7,330,076
Units purchased	863,725	88,234	82,192	2,103,976	143,611
Units redeemed	(4,215,680)	(1,605,196)	(190,367)	(2,590,851)	(906,353)
Units outstanding at end of year	30,209,118	8,537,468	1,198,663	22,985,290	6,567,334
See accompanying notes to financial statements.
 106 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Tech, Ser II	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Operations
Investment income (loss) — net	$(59,436)	$(348,445)	$1,084,182	$(29,861)	$1,974,243
Net realized gain (loss) on sales of investments	120,633	2,268,282	3,172,006	489,883	(1,076,069)
Distributions from capital gains	336,090	—	—	645,600	—
Net change in unrealized appreciation (depreciation) of investments	1,106,935	8,358,473	14,496,416	866,155	(561,998)
Net increase (decrease) in net assets resulting from operations	1,504,222	10,278,310	18,752,604	1,971,777	336,176

Contract transactions
Contract purchase payments	2,903,287	2,936,021	12,522,720	69,465	4,170,143
Net transfers(1)	231,133	715,092	6,493,166	(92,788)	8,069,302
Transfers for policy loans	(269)	8,391	(30,128)	16,354	(7,207)
Adjustments to net assets allocated to contracts in payment period	—	(24,409)	(118,527)	(7,200)	—
Contract charges	(1,449)	(14,923)	(47,267)	(3,832)	(16,419)
Contract terminations:
Surrender benefits	(82,086)	(4,166,798)	(10,301,774)	(1,833,920)	(5,602,310)
Death benefits	(27,601)	(188,659)	(3,190,405)	(63,932)	(626,381)
Increase (decrease) from transactions	3,023,015	(735,285)	5,327,785	(1,915,853)	5,987,128
Increase (decrease) in net assets	4,527,237	9,543,025	24,080,389	55,924	6,323,304
Net assets at beginning of year	3,407,874	33,979,779	132,210,386	14,534,374	57,033,217
Net assets at end of year	$7,935,111	$43,522,804	$156,290,775	$14,590,298	$63,356,521

Accumulation unit activity
Units outstanding at beginning of year	2,929,383	9,594,714	89,611,176	4,827,986	54,461,244
Units purchased	2,755,277	1,410,593	13,260,269	71,913	11,737,572
Units redeemed	(535,192)	(1,137,404)	(9,768,741)	(664,104)	(6,070,454)
Units outstanding at end of year	5,149,468	9,867,903	93,102,704	4,235,795	60,128,362
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 107

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Janus Henderson VIT Forty, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(41,965)	$105,286	$(687,626)	$19,564	$(102,527)
Net realized gain (loss) on sales of investments	135,058	495,222	3,789,000	2,665	6,271
Distributions from capital gains	230,666	—	2,032,906	—	—
Net change in unrealized appreciation (depreciation) of investments	483,877	245,091	13,959,345	6,212	806,280
Net increase (decrease) in net assets resulting from operations	807,636	845,599	19,093,625	28,441	710,024

Contract transactions
Contract purchase payments	2,019,110	1,920,825	331,848	471,717	76,356
Net transfers(1)	356,294	1,878,140	(834,170)	85,466	(345,159)
Transfers for policy loans	—	(6,718)	8,259	—	(1,838)
Adjustments to net assets allocated to contracts in payment period	—	(116,351)	(9,943)	—	—
Contract charges	(2,253)	(9,776)	(51,194)	(204)	(3,390)
Contract terminations:
Surrender benefits	(52,091)	(1,604,385)	(5,615,324)	(13,660)	(578,539)
Death benefits	(49,829)	(171,043)	(842,989)	—	(549,338)
Increase (decrease) from transactions	2,271,231	1,890,692	(7,013,513)	543,319	(1,401,908)
Increase (decrease) in net assets	3,078,867	2,736,291	12,080,112	571,760	(691,884)
Net assets at beginning of year	2,426,944	20,209,312	58,985,179	374,232	10,001,124
Net assets at end of year	$5,505,811	$22,945,603	$71,065,291	$945,992	$9,309,240

Accumulation unit activity
Units outstanding at beginning of year	2,031,176	10,521,447	15,162,546	331,539	6,833,551
Units purchased	2,077,467	2,271,543	212,200	579,885	74,031
Units redeemed	(471,275)	(911,045)	(1,682,732)	(122,007)	(987,863)
Units outstanding at end of year	3,637,368	11,881,945	13,692,014	789,417	5,919,719
See accompanying notes to financial statements.
 108 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Operations
Investment income (loss) — net	$305,006	$458,883	$77,165	$46,563	$522,636
Net realized gain (loss) on sales of investments	4,358	4,746	275,191	87,815	254,763
Distributions from capital gains	—	—	—	—	1,780,581
Net change in unrealized appreciation (depreciation) of investments	(55,575)	(44,316)	(56,612)	(6,493)	176,601
Net increase (decrease) in net assets resulting from operations	253,789	419,313	295,744	127,885	2,734,581

Contract transactions
Contract purchase payments	3,181,621	3,899,936	336,193	38,974	1,246,921
Net transfers(1)	472,769	475,294	(33,758)	(179,942)	(1,442,389)
Transfers for policy loans	—	(4,775)	(4,879)	4,614	3,682
Adjustments to net assets allocated to contracts in payment period	—	—	(11,709)	(4,582)	(7,078)
Contract charges	(1,341)	(4,926)	(11,213)	(1,455)	(19,592)
Contract terminations:
Surrender benefits	(168,672)	(504,416)	(1,574,006)	(596,209)	(3,833,490)
Death benefits	(417,891)	(68,650)	(199,533)	(67,829)	(383,358)
Increase (decrease) from transactions	3,066,486	3,792,463	(1,498,905)	(806,429)	(4,435,304)
Increase (decrease) in net assets	3,320,275	4,211,776	(1,203,161)	(678,544)	(1,700,723)
Net assets at beginning of year	3,235,814	8,706,875	16,815,760	6,221,353	38,655,066
Net assets at end of year	$6,556,089	$12,918,651	$15,612,599	$5,542,809	$36,954,343

Accumulation unit activity
Units outstanding at beginning of year	3,236,578	8,565,201	7,364,877	2,879,596	11,492,748
Units purchased	3,983,408	4,398,813	190,452	19,247	528,910
Units redeemed	(1,011,674)	(746,468)	(758,645)	(377,841)	(1,846,609)
Units outstanding at end of year	6,208,312	12,217,546	6,796,684	2,521,002	10,175,049
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 109

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	MFS Gbl Real Est, Serv Cl
Operations
Investment income (loss) — net	$(483,907)	$3,036,226	$533,703	$(29,764)	$9,681
Net realized gain (loss) on sales of investments	3,370,109	5,989,933	1,316,953	109,549	7,375
Distributions from capital gains	4,563,151	10,090,398	1,563,403	196,533	—
Net change in unrealized appreciation (depreciation) of investments	5,090,019	(5,140,814)	(1,189,346)	572,959	(58,666)
Net increase (decrease) in net assets resulting from operations	12,539,372	13,975,743	2,224,713	849,277	(41,610)

Contract transactions
Contract purchase payments	303,296	2,603,243	134,446	63,252	631,290
Net transfers(1)	(3,165,757)	(6,356,239)	(929,294)	140,722	75,574
Transfers for policy loans	13,392	(20,020)	13,423	—	(332)
Adjustments to net assets allocated to contracts in payment period	(120,166)	(47,428)	(33,176)	—	—
Contract charges	(32,550)	(85,635)	(4,906)	(2,858)	(637)
Contract terminations:
Surrender benefits	(6,265,149)	(17,168,793)	(3,328,542)	(44,070)	(80,211)
Death benefits	(1,152,998)	(2,998,663)	(323,455)	(52,953)	—
Increase (decrease) from transactions	(10,419,932)	(24,073,535)	(4,471,504)	104,093	625,684
Increase (decrease) in net assets	2,119,440	(10,097,792)	(2,246,791)	953,370	584,074
Net assets at beginning of year	49,845,444	177,917,001	27,678,358	3,818,972	1,029,350
Net assets at end of year	$51,964,884	$167,819,209	$25,431,567	$4,772,342	$1,613,424

Accumulation unit activity
Units outstanding at beginning of year	8,646,873	46,305,319	5,193,536	3,278,588	1,148,178
Units purchased	47,866	646,835	26,233	315,519	1,128,078
Units redeemed	(1,607,268)	(6,853,152)	(826,123)	(246,876)	(403,490)
Units outstanding at end of year	7,087,471	40,099,002	4,393,646	3,347,231	1,872,766
See accompanying notes to financial statements.
 110 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$(6,755)	$(549,179)	$(249,928)	$10,280	$1,397,151
Net realized gain (loss) on sales of investments	70,799	1,815,711	(1,717,320)	47,247	2,443,216
Distributions from capital gains	14,407	6,306,139	—	—	3,677,529
Net change in unrealized appreciation (depreciation) of investments	156,293	2,370,596	3,573,226	(48,743)	5,021,507
Net increase (decrease) in net assets resulting from operations	234,744	9,943,267	1,605,978	8,784	12,539,403

Contract transactions
Contract purchase payments	2,303,608	335,429	154,374	1,035,445	2,895,408
Net transfers(1)	289,388	(2,691,064)	(1,277,299)	152,708	(3,773,988)
Transfers for policy loans	—	(14,164)	1,710	(4,586)	(7,560)
Adjustments to net assets allocated to contracts in payment period	—	(3,072)	(17,482)	—	(46,847)
Contract charges	(1,554)	(30,370)	(17,492)	(1,072)	(72,460)
Contract terminations:
Surrender benefits	(69,579)	(6,981,242)	(2,941,716)	(176,187)	(15,062,828)
Death benefits	(147,926)	(973,762)	(276,981)	(38,607)	(2,304,492)
Increase (decrease) from transactions	2,373,937	(10,358,245)	(4,374,886)	967,701	(18,372,767)
Increase (decrease) in net assets	2,608,681	(414,978)	(2,768,908)	976,485	(5,833,364)
Net assets at beginning of year	2,961,867	70,050,733	30,053,230	1,821,180	128,926,512
Net assets at end of year	$5,570,548	$69,635,755	$27,284,322	$2,797,665	$123,093,148

Accumulation unit activity
Units outstanding at beginning of year	2,679,935	26,423,354	8,074,376	1,693,052	30,874,726
Units purchased	2,534,445	121,486	43,291	1,287,632	788,416
Units redeemed	(530,076)	(3,692,103)	(1,168,893)	(424,546)	(5,099,291)
Units outstanding at end of year	4,684,304	22,852,737	6,948,774	2,556,138	26,563,851
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 111

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	MS VIF Dis, Cl II	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP for Inc, Serv Cl	Nom VIP Intl Core Eq, Serv Cl(2)
Operations
Investment income (loss) — net	$(696,093)	$(196,056)	$104,515	$85,657	$5,403
Net realized gain (loss) on sales of investments	(14,440,417)	987,706	(102,354)	683	798
Distributions from capital gains	—	913,000	474,237	—	2,430
Net change in unrealized appreciation (depreciation) of investments	38,863,121	2,384,577	892,322	(11,902)	(30,159)
Net increase (decrease) in net assets resulting from operations	23,726,611	4,089,227	1,368,720	74,438	(21,528)

Contract transactions
Contract purchase payments	2,147,977	242,359	132,452	530,845	81,597
Net transfers(1)	(8,538,130)	(1,149,167)	(324,463)	110,753	1,233,562
Transfers for policy loans	(6,984)	7,471	—	—	—
Adjustments to net assets allocated to contracts in payment period	(11,379)	—	(48,207)	—	—
Contract charges	(34,295)	(6,127)	(5,076)	(46)	(157)
Contract terminations:
Surrender benefits	(5,688,201)	(660,995)	(783,770)	(26,063)	(8,581)
Death benefits	(1,128,005)	(419,041)	(498,825)	—	(4,653)
Increase (decrease) from transactions	(13,259,017)	(1,985,500)	(1,527,889)	615,489	1,301,768
Increase (decrease) in net assets	10,467,594	2,103,727	(159,169)	689,927	1,280,240
Net assets at beginning of year	66,635,644	17,390,450	12,556,758	973,830	—
Net assets at end of year	$77,103,238	$19,494,177	$12,397,589	$1,663,757	$1,280,240

Accumulation unit activity
Units outstanding at beginning of year	18,520,966	4,557,532	8,132,125	911,900	—
Units purchased	565,473	98,048	363,570	598,902	1,308,056
Units redeemed	(3,811,156)	(551,616)	(1,273,450)	(27,827)	(12,924)
Units outstanding at end of year	15,275,283	4,103,964	7,222,245	1,482,975	1,295,132
See accompanying notes to financial statements.
 112 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$2,532,826	$130,485	$1,920,695	$(111,288)	$131,185
Net realized gain (loss) on sales of investments	(1,375,904)	(125,847)	(803,212)	434,824	192,065
Distributions from capital gains	—	—	—	1,115,876	—
Net change in unrealized appreciation (depreciation) of investments	81,869	501,357	(212,165)	(1,263,780)	(90,246)
Net increase (decrease) in net assets resulting from operations	1,238,791	505,995	905,318	175,632	233,004

Contract transactions
Contract purchase payments	1,325,453	42,502	6,053,372	2,395,338	87,771
Net transfers(1)	(1,579,803)	87,525	8,495,493	(384,710)	614,813
Transfers for policy loans	7,287	99	(7,484)	62	1,742
Adjustments to net assets allocated to contracts in payment period	(41,853)	(458)	—	(5,139)	(2,348)
Contract charges	(39,538)	(1,252)	(17,855)	(16,252)	(6,825)
Contract terminations:
Surrender benefits	(5,107,363)	(413,953)	(4,711,493)	(2,731,699)	(1,266,752)
Death benefits	(998,459)	(111,831)	(953,637)	(152,361)	(102,298)
Increase (decrease) from transactions	(6,434,276)	(397,368)	8,858,396	(894,761)	(673,897)
Increase (decrease) in net assets	(5,195,485)	108,627	9,763,714	(719,129)	(440,893)
Net assets at beginning of year	50,062,030	5,409,018	60,236,162	24,464,647	10,187,942
Net assets at end of year	$44,866,545	$5,517,645	$69,999,876	$23,745,518	$9,747,049

Accumulation unit activity
Units outstanding at beginning of year	26,172,311	3,886,093	59,225,038	6,060,172	4,622,406
Units purchased	848,982	288,605	14,245,080	1,555,264	307,602
Units redeemed	(4,156,140)	(563,631)	(5,627,657)	(1,029,818)	(602,256)
Units outstanding at end of year	22,865,153	3,611,067	67,842,461	6,585,618	4,327,752
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 113

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Operations
Investment income (loss) — net	$40,105	$(16,295)	$(20,208)	$(752,550)	$(255,405)
Net realized gain (loss) on sales of investments	38,024	74,952	20,658	3,524,042	1,937,044
Distributions from capital gains	8,842	449,212	—	540,328	257,140
Net change in unrealized appreciation (depreciation) of investments	17,085	1,002,122	249,844	13,180,334	5,612,632
Net increase (decrease) in net assets resulting from operations	104,056	1,509,991	250,294	16,492,154	7,551,411

Contract transactions
Contract purchase payments	1,245,202	7,186,886	524,551	250,599	1,021,900
Net transfers(1)	243,748	1,930,375	106,005	(779,172)	(531,670)
Transfers for policy loans	—	(4,627)	(2,708)	24,942	11,044
Adjustments to net assets allocated to contracts in payment period	—	—	—	(88,367)	(8,193)
Contract charges	(435)	(3,212)	(382)	(27,394)	(16,866)
Contract terminations:
Surrender benefits	(63,154)	(221,907)	(3,549)	(7,086,543)	(4,351,624)
Death benefits	(7,280)	(56,068)	—	(1,183,956)	(560,444)
Increase (decrease) from transactions	1,418,081	8,831,447	623,917	(8,889,891)	(4,435,853)
Increase (decrease) in net assets	1,522,137	10,341,438	874,211	7,602,263	3,115,558
Net assets at beginning of year	2,552,287	7,146,579	1,670,527	77,571,550	35,480,818
Net assets at end of year	$4,074,424	$17,488,017	$2,544,738	$85,173,813	$38,596,376

Accumulation unit activity
Units outstanding at beginning of year	2,140,735	6,202,781	1,495,230	12,136,569	8,857,667
Units purchased	1,365,222	7,006,197	558,179	37,579	512,258
Units redeemed	(223,956)	(336,039)	(50,090)	(1,232,528)	(1,025,038)
Units outstanding at end of year	3,282,001	12,872,939	2,003,319	10,941,620	8,344,887
See accompanying notes to financial statements.
 114 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(89,411)	$(158,618)	$176,445	$619,627	$(8,026,953)
Net realized gain (loss) on sales of investments	87,223	(1,071,760)	484,472	448,601	68,143,243
Distributions from capital gains	723,617	—	816,604	—	—
Net change in unrealized appreciation (depreciation) of investments	543,447	(728,254)	(1,709,023)	2,738,341	31,699,675
Net increase (decrease) in net assets resulting from operations	1,264,876	(1,958,632)	(231,502)	3,806,569	91,815,965

Contract transactions
Contract purchase payments	66,909	168,529	42,849	719,892	36,005,381
Net transfers(1)	(256,086)	(784,816)	(29,542)	425,224	(33,035,997)
Transfers for policy loans	(2,525)	2,439	8,751	(4,768)	18,708
Adjustments to net assets allocated to contracts in payment period	(3,523)	—	(19,370)	—	350,373
Contract charges	(2,823)	(5,191)	(3,063)	(9,649)	(3,347,367)
Contract terminations:
Surrender benefits	(1,060,518)	(1,459,764)	(1,493,345)	(1,793,775)	(75,640,936)
Death benefits	(127,204)	(401,701)	(68,037)	(246,558)	(14,166,469)
Increase (decrease) from transactions	(1,385,770)	(2,480,504)	(1,561,757)	(909,634)	(89,816,307)
Increase (decrease) in net assets	(120,894)	(4,439,136)	(1,793,259)	2,896,935	1,999,658
Net assets at beginning of year	10,731,149	17,501,655	11,134,674	29,906,295	789,147,191
Net assets at end of year	$10,610,255	$13,062,519	$9,341,415	$32,803,230	$791,146,849

Accumulation unit activity
Units outstanding at beginning of year	1,549,346	21,204,300	1,992,942	27,682,112	323,687,764
Units purchased	12,072	416,839	8,863	2,158,677	17,959,557
Units redeemed	(202,945)	(3,599,827)	(278,023)	(3,030,525)	(50,415,057)
Units outstanding at end of year	1,358,473	18,021,312	1,723,782	26,810,264	291,232,264
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 115

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk US, Cl 2	VP Man Risk, Cl 2
Operations
Investment income (loss) — net	$(4,056,955)	$(4,350,273)	$(2,667,175)	$(3,753,904)	$(2,329,010)
Net realized gain (loss) on sales of investments	42,497,915	9,521,722	10,180,456	9,158,330	4,464,986
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	11,955,777	8,883,337	1,862,656	32,661,890	16,684,213
Net increase (decrease) in net assets resulting from operations	50,396,737	14,054,786	9,375,937	38,066,316	18,820,189

Contract transactions
Contract purchase payments	3,658,259	7,040,717	450,092	1,950,039	506,024
Net transfers(1)	(10,324,686)	16,891,430	(486,171)	304,986	(2,732,337)
Transfers for policy loans	(75,472)	24,749	17,432	158	(30,859)
Adjustments to net assets allocated to contracts in payment period	—	74,094	—	(53,655)	(7,904)
Contract charges	(2,045,812)	(3,758,828)	(1,953,929)	(5,839,747)	(3,858,817)
Contract terminations:
Surrender benefits	(48,561,289)	(51,127,319)	(29,228,793)	(22,268,002)	(11,885,894)
Death benefits	(3,497,854)	(11,028,432)	(8,926,253)	(2,491,562)	(1,439,543)
Increase (decrease) from transactions	(60,846,854)	(41,883,589)	(40,127,622)	(28,397,783)	(19,449,330)
Increase (decrease) in net assets	(10,450,117)	(27,828,803)	(30,751,685)	9,668,533	(629,141)
Net assets at beginning of year	431,463,909	438,601,943	289,934,607	366,202,892	232,533,725
Net assets at end of year	$421,013,792	$410,773,140	$259,182,922	$375,871,425	$231,904,584

Accumulation unit activity
Units outstanding at beginning of year	173,886,253	327,628,102	215,363,559	276,365,139	195,837,557
Units purchased	1,528,788	19,036,913	2,299,391	3,914,727	491,774
Units redeemed	(24,115,556)	(50,077,984)	(31,593,827)	(23,807,362)	(16,062,064)
Units outstanding at end of year	151,299,485	296,587,031	186,069,123	256,472,504	180,267,267
See accompanying notes to financial statements.
 116 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(10,753,152)	$(5,206,582)	$(104,958,557)	$(112,400,625)	$(21,107,369)
Net realized gain (loss) on sales of investments	34,309,137	7,325,222	451,219,601	546,281,139	177,375,944
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	36,000,535	14,048,642	753,928,556	472,716,383	44,665,239
Net increase (decrease) in net assets resulting from operations	59,556,520	16,167,282	1,100,189,600	906,596,897	200,933,814

Contract transactions
Contract purchase payments	6,042,617	1,827,274	16,411,434	25,772,759	69,544,914
Net transfers(1)	14,750,163	45,945,133	(152,217,402)	(134,607,074)	(95,971,829)
Transfers for policy loans	(8)	(18,433)	(30,572)	(7,611)	(5,756)
Adjustments to net assets allocated to contracts in payment period	(116,056)	(22,540)	(943,099)	(28,090)	(439,756)
Contract charges	(17,375,851)	(9,017,572)	(168,028,595)	(181,485,036)	(8,455,968)
Contract terminations:
Surrender benefits	(85,879,712)	(59,489,808)	(756,187,666)	(1,030,123,284)	(218,257,385)
Death benefits	(24,942,829)	(9,240,207)	(69,297,750)	(106,913,598)	(28,105,497)
Increase (decrease) from transactions	(107,521,676)	(30,016,153)	(1,130,293,650)	(1,427,391,934)	(281,691,277)
Increase (decrease) in net assets	(47,965,156)	(13,848,871)	(30,104,050)	(520,795,037)	(80,757,463)
Net assets at beginning of year	1,086,575,070	526,282,938	10,404,576,946	11,297,786,998	2,117,397,386
Net assets at end of year	$1,038,609,914	$512,434,067	$10,374,472,896	$10,776,991,961	$2,036,639,923

Accumulation unit activity
Units outstanding at beginning of year	854,945,731	458,306,125	6,709,471,889	7,556,338,165	990,336,177
Units purchased	48,746,804	47,905,023	129,761,281	188,809,626	30,999,870
Units redeemed	(131,679,936)	(74,465,605)	(810,380,114)	(1,110,870,080)	(154,321,758)
Units outstanding at end of year	772,012,599	431,745,543	6,028,853,056	6,634,277,711	867,014,289
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 117

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(12,162,294)	$(10,198,913)	$(7,584,579)	$(65,459,349)	$(46,316,129)
Net realized gain (loss) on sales of investments	124,041,372	44,948,371	55,486,754	327,603,735	372,900,589
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	12,779,260	17,315,224	(6,097,511)	222,921,151	38,556,030
Net increase (decrease) in net assets resulting from operations	124,658,338	52,064,682	41,804,664	485,065,537	365,140,490

Contract transactions
Contract purchase payments	7,669,138	15,085,031	944,817	106,791,828	4,979,001
Net transfers(1)	(35,531,775)	11,931,563	3,069,878	62,242,397	4,518,151
Transfers for policy loans	136,292	19,284	12,702	128,988	(6,089)
Adjustments to net assets allocated to contracts in payment period	—	279,375	—	(186,353)	—
Contract charges	(5,327,004)	(7,973,375)	(5,104,699)	(70,891,106)	(34,948,375)
Contract terminations:
Surrender benefits	(145,212,679)	(103,281,478)	(88,282,043)	(631,966,608)	(500,158,759)
Death benefits	(10,807,561)	(26,437,274)	(28,360,217)	(101,077,137)	(101,092,059)
Increase (decrease) from transactions	(189,073,589)	(110,376,874)	(117,719,562)	(634,957,991)	(626,708,130)
Increase (decrease) in net assets	(64,415,251)	(58,312,192)	(75,914,898)	(149,892,454)	(261,567,640)
Net assets at beginning of year	1,308,145,490	1,021,213,769	807,956,716	6,534,930,320	4,944,758,929
Net assets at end of year	$1,243,730,239	$962,901,577	$732,041,818	$6,385,037,866	$4,683,191,289

Accumulation unit activity
Units outstanding at beginning of year	603,948,163	648,002,062	508,545,749	3,490,896,601	2,620,110,605
Units purchased	3,478,152	24,113,071	3,622,516	107,128,046	9,883,919
Units redeemed	(84,992,094)	(92,475,876)	(74,922,225)	(430,627,413)	(325,406,403)
Units outstanding at end of year	522,434,221	579,639,257	437,246,040	3,167,397,234	2,304,588,121
See accompanying notes to financial statements.
 118 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$422,473	$(142,462)	$(172,062)	$4,567	$(200,235)
Net realized gain (loss) on sales of investments	(205,511)	1,225,637	3,052,222	19,393	(10,076)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(51,647)	1,330,278	880,559	867,924	(508,177)
Net increase (decrease) in net assets resulting from operations	165,315	2,413,453	3,760,719	891,884	(718,488)

Contract transactions
Contract purchase payments	1,477,242	537,193	69,163	1,007,401	1,139,242
Net transfers(1)	2,452,684	(31,641)	(891,647)	1,620,943	318,708
Transfers for policy loans	(2,825)	(93)	(3,770)	104	6,088
Adjustments to net assets allocated to contracts in payment period	—	—	(6,281)	—	—
Contract charges	(21,822)	(12,605)	(32,999)	(28,675)	(24,896)
Contract terminations:
Surrender benefits	(1,206,789)	(1,221,041)	(2,759,596)	(1,273,820)	(2,749,032)
Death benefits	(96,541)	(138,574)	(320,269)	(231,593)	(609,462)
Increase (decrease) from transactions	2,601,949	(866,761)	(3,945,399)	1,094,360	(1,919,352)
Increase (decrease) in net assets	2,767,264	1,546,692	(184,680)	1,986,244	(2,637,840)
Net assets at beginning of year	15,773,247	11,487,951	18,291,878	20,031,016	33,811,881
Net assets at end of year	$18,540,511	$13,034,643	$18,107,198	$22,017,260	$31,174,041

Accumulation unit activity
Units outstanding at beginning of year	14,109,963	3,210,784	5,663,166	12,129,101	19,142,149
Units purchased	3,508,833	270,717	19,647	1,897,282	1,151,845
Units redeemed	(1,198,947)	(492,103)	(1,090,650)	(1,256,307)	(2,204,380)
Units outstanding at end of year	16,419,849	2,989,398	4,592,163	12,770,076	18,089,614
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 119

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$367,821	$(189,257)	$(118,509)	$(401,373)	$(3,132,725)
Net realized gain (loss) on sales of investments	228,081	377,993	331,440	3,991,209	7,994,224
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	186,517	2,594,585	486,629	(562,188)	19,816,496
Net increase (decrease) in net assets resulting from operations	782,419	2,783,321	699,560	3,027,648	24,677,995

Contract transactions
Contract purchase payments	1,186,382	2,337,580	757,982	264,415	2,568,529
Net transfers(1)	(140,629)	276,634	(595,277)	(538,376)	11,243,714
Transfers for policy loans	—	187	85	2,049	229
Adjustments to net assets allocated to contracts in payment period	—	—	—	(19,632)	(20,188)
Contract charges	(20,737)	(29,883)	(16,980)	(92,446)	(4,766,583)
Contract terminations:
Surrender benefits	(1,526,337)	(1,327,476)	(602,198)	(5,043,181)	(25,540,862)
Death benefits	(308,788)	(228,134)	(108,088)	(654,793)	(5,083,757)
Increase (decrease) from transactions	(810,109)	1,028,908	(564,476)	(6,081,964)	(21,598,918)
Increase (decrease) in net assets	(27,690)	3,812,229	135,084	(3,054,316)	3,079,077
Net assets at beginning of year	24,464,590	15,824,016	11,215,912	47,500,341	301,739,189
Net assets at end of year	$24,436,900	$19,636,245	$11,350,996	$44,446,025	$304,818,266

Accumulation unit activity
Units outstanding at beginning of year	17,865,507	5,906,125	4,596,872	12,364,950	244,360,261
Units purchased	1,059,793	2,193,058	437,608	73,321	16,631,910
Units redeemed	(1,625,345)	(1,204,138)	(622,943)	(1,624,737)	(33,183,209)
Units outstanding at end of year	17,299,955	6,895,045	4,411,537	10,813,534	227,808,962
See accompanying notes to financial statements.
 120 ■ RiverSource Variable Account 10

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(39,443,916)	$(19,466,946)	$602,406
Net realized gain (loss) on sales of investments	89,880,815	46,173,582	(191,871)
Distributions from capital gains	—	—	—
Net change in unrealized appreciation (depreciation) of investments	528,831,932	193,570,643	252,609
Net increase (decrease) in net assets resulting from operations	579,268,831	220,277,279	663,144

Contract transactions
Contract purchase payments	11,822,046	9,235,785	1,588,059
Net transfers(1)	128,675,518	40,825,019	826,426
Transfers for policy loans	(41,408)	12,745	(395)
Adjustments to net assets allocated to contracts in payment period	207,818	(50,367)	—
Contract charges	(63,940,669)	(30,006,643)	(2,986)
Contract terminations:
Surrender benefits	(233,676,179)	(127,983,969)	(705,517)
Death benefits	(22,800,140)	(14,291,529)	(196,447)
Increase (decrease) from transactions	(179,753,014)	(122,258,959)	1,509,140
Increase (decrease) in net assets	399,515,817	98,018,320	2,172,284
Net assets at beginning of year	3,678,127,818	1,861,012,185	10,680,692
Net assets at end of year	$4,077,643,635	$1,959,030,505	$12,852,976

Accumulation unit activity
Units outstanding at beginning of year	2,426,804,903	1,352,692,329	9,036,151
Units purchased	106,257,823	44,370,760	2,283,194
Units redeemed	(214,295,947)	(126,864,651)	(972,133)
Units outstanding at end of year	2,318,766,779	1,270,198,438	10,347,212

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.
(2)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.
See accompanying notes to financial statements.
RiverSource Variable Account 10 ■ 121

Notes to Financial Statements
1.
ORGANIZATION
RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.
The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.
RiverSource® Retirement Advisor Variable Annuity (RAVA)
RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage)
RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select)
RiverSource® Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus)
RiverSource® Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus)
RiverSource® Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)
RiverSource® Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)
RiverSource® Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2019)
RiverSource® RAVA 5 ChoiceSM Variable Annuity (RAVA 5 Choice)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after June 22, 2020)
RiverSource® RAVA Apex Variable Annuity (RAVA Apex)
RiverSource® RAVA Vista Variable Annuity (RAVA Vista)
RiverSource® Flexible Portfolio Annuity (FPA)
RiverSource® Retirement Group Annuity Contract I (Retirement GAC I)
RiverSource® Retirement Group Annuity Contract II (Retirement GAC II)
RiverSource® Retirement Advisor Variable Annuity – Band 3 (RAVA Band 3)*
RiverSource® Retirement Advisor Advantage Variable Annuity – Band 3 (RAVA Advantage Band 3)*

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets
 122 ■ RiverSource Variable Account 10

and liabilities as of December 31, 2025, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.
Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AB VPS Relative Val, Cl B	AB VPS Relative Value Portfolio (Class B)
AB VPS Sus Gbl Thematic, Cl B	AB VPS Sustainable Global Thematic Portfolio (Class B)
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
BlackRock Adv SMID Cap VI, Cl III	BlackRock Advantage SMID Cap V.I. Fund (Class III)
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
BNY Mellon Sus US Eq, Serv	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares
Calvert VP SRI Bal, Cl F	Calvert VP SRI Balanced Portfolio – Class F
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Acorn	Columbia Variable Portfolio – Acorn Fund (previously Wanger Acorn)
Col VP Acorn Intl	Columbia Variable Portfolio – Acorn International Fund (previously Wanger International)
Col VP Bal, Cl 2	Columbia Variable Portfolio – Balanced Fund (Class 2)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Corporate Bond, Cl 2
Columbia Variable Portfolio – Corporate Bond Fund (Class 2)
(previously Columbia Variable Portfolio – Global Strategic Income Fund (Class 2), renamed to Columbia Variable Portfolio –
Select Corporate Income Fund (Class 2) sometime during the second quarter of 2026)

Col VP Corporate Bond, Cl 3
Columbia Variable Portfolio – Corporate Bond Fund (Class 3)
(previously Columbia Variable Portfolio – Global Strategic Income Fund (Class 3), renamed to Columbia Variable Portfolio –
Select Corporate Income Fund (Class 3) sometime during the second quarter of 2026)

Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (renamed to Columbia Variable Portfolio – Cornerstone Growth Fund (Class 2) sometime during the second quarter of 2026)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (renamed to Columbia Variable Portfolio – Cornerstone Growth Fund (Class 3) sometime during the second quarter of 2026)
Col VP Lg Cap Index, Cl 2	Columbia Variable Portfolio – Large Cap Index Fund (Class 2)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (renamed to Columbia Variable Portfolio – Select Short Corporate Income (Class 2) sometime during the second quarter of 2026)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Sel Gbl Tech, Cl 2	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)
Col VP Select Lg Cap Eq, Cl 2	Columbia Variable Portfolio – Select Large Cap Equity Fund (Class 2) (renamed to Columbia Variable Portfolio – Cornerstone Equity Fund (Class 2) sometime during the second quarter of 2026)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2)
RiverSource Variable Account 10 ■ 123

Division	Fund
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3)
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (renamed to Columbia Variable Portfolio – Small Cap Value Discovery Fund (Class 2) sometime during the second quarter of 2026)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return, Cl 1	Credit Suisse Trust – Commodity Return Strategy Portfolio, Class 1 (renamed Cantor Fitzgerald Commodity Return Strategy Portfolio, Class 1 sometime during the second quarter of 2026)
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2) (renamed CTIVP® – Fidelity Institutional AM® Total Bond Fund (Class 2) sometime during the second quarter of 2026)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (renamed CTIVP® – BlackRock Global Inflation-Linked Securities Fund (Class 2) sometime during the second quarter of 2026)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (renamed CTIVP® – BlackRock Global Inflation-Linked Securities Fund (Class 3) sometime during the second quarter of 2026)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP Prin Lg Cap Gro, Cl 1	CTIVP® – Principal Large Cap Growth Fund (Class 1) (previously CTIVP® – Principal Blue Chip Growth Fund (Class 1))
CTIVP Prin Lg Cap Gro, Cl 2	CTIVP® – Principal Large Cap Growth Fund (Class 2) (previously CTIVP® – Principal Blue Chip Growth Fund (Class 2))
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2) (renamed CTIVP® – TCW Total Return Bond Fund (Class 2) sometime during the second quarter of 2026)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP Wellington Lg Cap Val, Cl 2	CTIVP® – Wellington Large Cap Value Fund (Class 2) (previously CTIVP® – MFS® Value Fund (Class 2))
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
CTIVP Westfield Sel Lg Cp Gr, Cl 2	CTIVP® – Westfield Select Large Cap Growth Fund (Class 2)
CVT EAFE Intl Index, Cl F	CVT EAFE International Index Portfolio – Class F
CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index Portfolio – Class F
CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russell 2000® Small Cap Index Portfolio – Class F
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Emer Mkts, Serv Cl 2	Fidelity® VIP Emerging Markets Portfolio Service Class 2
Fid VIP Energy, Serv Cl 2	Fidelity® VIP Energy Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro Opp, Serv Cl 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fid VIP Intl Cap Appr, Serv Cl 2	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Inc, Cl 4	Franklin Income VIP Fund – Class 4
Frank Mutual Gbl Dis, Cl 4	Franklin Mutual Global Discovery VIP Fund – Class 4
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
Frank Sm Cap Val, Cl 4	Franklin Small Cap Value VIP Fund – Class 4
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
 124 ■ RiverSource Variable Account 10

Division	Fund
GS VIT Sm Cap Eq Insights, Serv	Goldman Sachs VIT Small Cap Equity Insights Fund – Service Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Plus Bond, Ser II	Invesco V.I. Core Plus Bond Fund, Series II Shares
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares
Invesco VI Dis Mid Cap Gro, Ser II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Main St, Ser II	Invesco V.I. Main Street Fund®, Series II Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Tech, Ser II	Invesco V.I. Technology Fund, Series II Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Henderson VIT Forty, Serv	Janus Henderson VIT Forty Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Emer Mkts Eq, Serv	Lazard Retirement Emerging Markets Equity Portfolio – Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
Lord Abt Bond Debenture, Cl VC	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC
Lord Abt Short Dur Inc, Cl VC	Lord Abbett Series Fund Short Duration Income Portfolio – Class VC
LVIP AC Intl, Serv Cl	LVIP American Century International Fund, Service Class(1)
LVIP AC Intl, Std Cl II	LVIP American Century International Fund, Standard Class II(2)
LVIP AC Mid Cap Val, Serv Cl	LVIP American Century Mid Cap Value Fund, Service Class(3)
LVIP AC Ultra, Serv Cl	LVIP American Century Ultra® Fund, Service Class(4)
LVIP AC Val, Serv Cl	LVIP American Century Value Fund, Service Class(5)
LVIP AC Val, Std Cl II	LVIP American Century Value Fund, Standard Class II(6)
LVIP JPM US Eq, Serv Cl	LVIP JPMorgan U.S. Equity Fund – Service Class
MFS Gbl Real Est, Serv Cl	MFS® Global Real Estate Portfolio – Service Class
MFS Intl Gro, Serv Cl	MFS® International Growth Portfolio – Service Class
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Research Intl, Serv Cl	MFS® Research International Portfolio – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
NB AMT Quality Eq, Cl S	Neuberger Berman AMT Quality Equity Portfolio (Class S) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
Nom VIP Asset Strategy, Serv Cl	Nomura VIP Asset Strategy Series – Service Class (previously Macquarie VIP Asset Strategy Series – Service Class)
Nom VIP for Inc, Serv Cl	Nomura VIP Fund for Income Series – Service Class (previously Macquarie VIP Fund for Income Series – Service Class)
Nom VIP Intl Core Eq, Serv Cl	Nomura VIP International Core Equity Series – Service Class(7)(8) (previously Macquarie VIP International Core Equity Series – Service Class)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Val, Cl IB	Putnam VT International Value Fund – Class IB Shares
Put VT Lg Cap Val, Cl IB	Putnam VT Large Cap Value Fund – Class IB Shares
Put VT Sus Fut, Cl IB	Putnam VT Sustainable Future Fund – Class IB Shares
RiverSource Variable Account 10 ■ 125

Division	Fund
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Intl Core Eq, Cl 2	Variable Portfolio – Partners International Core Equity Fund (Class 2)
VP Ptnrs Intl Gro, Cl 2	Variable Portfolio – Partners International Growth Fund (Class 2)
VP Ptnrs Intl Val, Cl 2	Variable Portfolio – Partners International Value Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	American Century VP International, Class II reorganized into LVIP American Century International Fund, Service Class on April 26, 2024.
(2)	American Century VP International, Class I reorganized into LVIP American Century International Fund, Standard Class II on April 26, 2024.
(3)	American Century VP Mid Cap Value, Class II reorganized into LVIP American Century Mid Cap Value Fund, Service Class on April 26, 2024.
(4)	American Century VP Ultra®, Class II reorganized into LVIP American Century Ultra® Fund, Service Class on April 26, 2024.
(5)	American Century VP Value, Class II reorganized into LVIP American Century Value Fund, Service Class on April 26, 2024.
(6)	American Century VP Value, Class I reorganized into LVIP American Century Value Fund, Standard Class II on April 26, 2024.
(7)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.
(8)
Delaware VIP® International Series – Service Class merged into Delaware Ivy VIP International Core Equity – Class II on April 26, 2024. Subsequent to the merger, the fund was renamed to Macquerie VIP International Core Equity Series – Service Class.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.
RiverSource Life serves as issuer of the contracts.
2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the trade date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.
Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.
 126 ■ RiverSource Variable Account 10

The Account categorizes its fair value measurements according to a three-level hierarchy. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:
Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.
Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.
Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
The Funds in the Account have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2025.
Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.
Federal Income Taxes
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Subsequent Events
Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.
Segment Reporting
Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures enables investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The Chairman and President of RiverSource Life Insurance Company acts as the Account’s chief operating decision maker (“CODM”) in assessing performance and making decisions about resource allocation. The CODM has determined that the Account has a single operating segment because the CODM monitors net income, investment performance and overall operating results of the Account as a whole in making decisions about resource allocation. The financial information provided to and reviewed by the CODM is consistent with that presented within the Account’s financial statements.
3.
VARIABLE ACCOUNT EXPENSES
RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.
Product	Mortality and expense risk fee
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)
RAVA Advantage Band 3	0.55%
RiverSource Variable Account 10 ■ 127

Product	Mortality and expense risk fee
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.50% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.75% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.90% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.40% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2019)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Choice	0.95% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after June 22, 2020)	0.95% to 1.30% (depending on the contract selected)
RAVA Apex	0.65% to 1.50% (depending on the contract selected)
RAVA Vista	0.90% to 1.55% (depending on the contract selected)
FPA	1.25%
Retirement GAC I	0.60%
Retirement GAC II	0.95%
RAVA Band 3	0.55%
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
4.
CONTRACT CHARGES
RiverSource Life deducts a contract administrative charge of $50 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.
Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.
5.
SURRENDER CHARGES
RiverSource Life may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.
 128 ■ RiverSource Variable Account 10

6.
RELATED PARTY TRANSACTIONS
RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).
The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.
Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement*	Columbia Wanger Asset Management, LLC
Administrative Services Agreement*	Columbia Wanger Asset Management, LLC

*
Prior to April 1, 2025, Columbia Wanger Asset Management, LLC (CWAM) furnished investment advisory services to funds in the Columbia Acorn Trust (CAT) and the Columbia
Funds Variable Series Trust (CFVST) (formerly known as Wanger Advisors Trust) under an investment advisory agreement (the Advisory Agreement) and provided administrative services to such funds under a separate administrative services agreement (the Administration Services Agreement). Effective April 1, 2025, CAT and CFVST, on behalf of these funds, entered into a new management services agreement (the Management Agreement) that combined the management services fee that was previously paid under the
Advisory Agreement with the administrative services fee that was previously paid under the Administration Services Agreement. Pursuant to a Novation of Management
Agreement effective July 7, 2025, Columbia Management Investment Advisors, LLC (CMIA) replaced CWAM, a wholly owned subsidiary of CMIA as a party to the Management
Agreement.

7.
INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2025 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$706,994
AB VPS Intl Val, Cl B	4,784,064
AB VPS Lg Cap Gro, Cl B	38,888,303
AB VPS Relative Val, Cl B	8,319,672
AB VPS Sus Gbl Thematic, Cl B	1,486,578
Allspg VT Index Asset Alloc, Cl 2	1,843,235
Allspg VT Opp, Cl 2	4,429,853
Allspg VT Sm Cap Gro, Cl 2	9,882,404
ALPS Alerian Engy Infr, Class III	13,135,344
BlackRock Adv SMID Cap VI, Cl III	3,007,404
BlackRock Global Alloc, Cl III	18,789,303
BNY Mellon Sus US Eq, Serv	888,994
Calvert VP SRI Bal, Cl F	3,019,452
Calvert VP SRI Bal, Cl I	3,165,779
CB Var Sm Cap Gro, Cl I	1,531,711
Col VP Acorn	2,434,759
Col VP Acorn Intl	4,533,164
Col VP Bal, Cl 2	44,427,810
Col VP Bal, Cl 3	30,639,516
Col VP Commodity Strategy, Cl 2	4,166,846
Col VP Contrarian Core, Cl 2	23,486,076
Col VP Corporate Bond, Cl 2	7,514,004
Col VP Corporate Bond, Cl 3	5,296,989
Col VP Disciplined Core, Cl 2	7,600,520
Col VP Disciplined Core, Cl 3	1,740,169
Col VP Divd Opp, Cl 2	17,300,442
Col VP Divd Opp, Cl 3	2,932,547
Col VP Emer Mkts, Cl 2	4,002,640
Col VP Emer Mkts, Cl 3	1,237,510
Col VP Emerg Mkts Bond, Cl 2	2,493,891
Col VP Govt Money Mkt, Cl 2	119,083,277
Col VP Govt Money Mkt, Cl 3	41,296,470
Col VP Hi Yield Bond, Cl 2	14,284,117
Col VP Hi Yield Bond, Cl 3	8,419,590
Col VP Inc Opp, Cl 2	4,886,489
Col VP Inc Opp, Cl 3	2,878,810
Col VP Inter Bond, Cl 2	33,454,305
Col VP Inter Bond, Cl 3	23,263,772
Col VP Lg Cap Gro, Cl 2	26,608,394
Division	Purchases
Col VP Lg Cap Gro, Cl 3	$2,583,853
Col VP Lg Cap Index, Cl 2	79,299,688
Col VP Lg Cap Index, Cl 3	20,363,634
Col VP Limited Duration Cr, Cl 2	32,628,072
Col VP Long Govt/Cr Bond, Cl 2	7,748,615
Col VP Overseas Core, Cl 2	16,067,953
Col VP Overseas Core, Cl 3	5,018,060
Col VP Sel Gbl Tech, Cl 2	15,703,666
Col VP Select Lg Cap Eq, Cl 2	1,857,326
Col VP Select Lg Cap Val, Cl 2	11,909,669
Col VP Select Lg Cap Val, Cl 3	3,308,043
Col VP Select Mid Cap Gro, Cl 2	9,401,480
Col VP Select Mid Cap Gro, Cl 3	2,570,775
Col VP Select Mid Cap Val, Cl 2	5,304,574
Col VP Select Mid Cap Val, Cl 3	1,509,204
Col VP Select Sm Cap Val, Cl 2	3,736,781
Col VP Select Sm Cap Val, Cl 3	455,160
Col VP Sm Cap Val, Cl 2	2,407,494
Col VP Strategic Inc, Cl 2	17,526,102
Col VP US Govt Mtge, Cl 2	5,002,331
Col VP US Govt Mtge, Cl 3	3,664,133
CS Commodity Return, Cl 1	829,624
CTIVP AC Div Bond, Cl 2	6,898,254
CTIVP BR Gl Infl Prot Sec, Cl 2	2,099,448
CTIVP BR Gl Infl Prot Sec, Cl 3	3,137,994
CTIVP CenterSquare Real Est, Cl 2	4,704,669
CTIVP Prin Lg Cap Gro, Cl 1	1,479,433
CTIVP Prin Lg Cap Gro, Cl 2	6,974,125
CTIVP T Rowe Price LgCap Val, Cl 2	6,292,767
CTIVP TCW Core Plus Bond, Cl 2	9,803,753
CTIVP Vty Sycamore Estb Val, Cl 2	7,926,499
CTIVP Vty Sycamore Estb Val, Cl 3	1,574,012
CTIVP Wellington Lg Cap Val, Cl 2	10,265,234
CTIVP Westfield Mid Cap Gro, Cl 2	4,522,133
CTIVP Westfield Sel Lg Cp Gr, Cl 2	2,738,711
CVT EAFE Intl Index, Cl F	5,493,039
CVT Nasdaq 100 Index, Cl F	16,782,916
CVT Russ 2000 Sm Cap Ind, Cl F	6,207,574
DWS Alt Asset Alloc VIP, Cl B	8,358,202
RiverSource Variable Account 10 ■ 129

Division	Purchases
EV VT Floating-Rate Inc, Init Cl	$10,389,543
Fid VIP Contrafund, Serv Cl 2	149,849,712
Fid VIP Emer Mkts, Serv Cl 2	2,081,713
Fid VIP Energy, Serv Cl 2	1,064,586
Fid VIP Gro & Inc, Serv Cl	5,251,853
Fid VIP Gro & Inc, Serv Cl 2	24,366,707
Fid VIP Gro Opp, Serv Cl 2	18,331,755
Fid VIP Intl Cap Appr, Serv Cl 2	9,435,697
Fid VIP Invest Gr, Serv Cl 2	14,044,960
Fid VIP Mid Cap, Serv Cl	7,536,963
Fid VIP Mid Cap, Serv Cl 2	59,222,833
Fid VIP Overseas, Serv Cl	1,701,748
Fid VIP Overseas, Serv Cl 2	8,661,485
Fid VIP Strategic Inc, Serv Cl 2	35,988,328
Frank Global Real Est, Cl 2	1,284,274
Frank Inc, Cl 2	9,020,243
Frank Inc, Cl 4	7,042,698
Frank Mutual Gbl Dis, Cl 4	1,287,006
Frank Mutual Shares, Cl 2	7,872,630
Frank Sm Cap Val, Cl 2	13,722,260
Frank Sm Cap Val, Cl 4	4,091,319
GS VIT Mid Cap Val, Inst	12,148,154
GS VIT Sm Cap Eq Insights, Inst	838,125
GS VIT Sm Cap Eq Insights, Serv	5,069,237
GS VIT U.S. Eq Insights, Inst	14,065,321
Invesco VI Am Fran, Ser I	1,433,189
Invesco VI Am Fran, Ser II	5,044,249
Invesco VI Bal Risk Alloc, Ser II	4,817,494
Invesco VI Comstock, Ser II	17,930,155
Invesco VI Core Eq, Ser I	6,188,302
Invesco VI Core Plus Bond, Ser II	4,316,547
Invesco VI Dis Mid Cap Gro, Ser I	1,583,766
Invesco VI Dis Mid Cap Gro, Ser II	1,344,558
Invesco VI Div Divd, Ser I	2,039,116
Invesco VI Div Divd, Ser II	1,250,367
Invesco VI EQV Intl Eq, Ser II	3,126,876
Invesco VI Gbl Strat Inc, Ser II	9,818,948
Invesco VI Global, Ser II	31,897,146
Invesco VI Hlth, Ser II	2,011,723
Invesco VI Main St, Ser II	337,316
Invesco VI Mn St Sm Cap, Ser II	22,166,826
Invesco VI Tech, Ser I	5,317,257
Invesco VI Tech, Ser II	5,114,481
Janus Hend VIT Gbl Tech Innov, Srv	9,210,083
Janus Henderson VIT Bal, Serv	33,539,656
Janus Henderson VIT Enter, Serv	1,439,988
Janus Henderson VIT Flex Bd, Serv	16,501,213
Janus Henderson VIT Forty, Serv	3,897,448
Janus Henderson VIT Overseas, Serv	3,959,673
Janus Henderson VIT Res, Serv	10,610,370
Lazard Ret Emer Mkts Eq, Serv	1,545,086
Lazard Ret Global Dyn MA, Serv	865,815
Lord Abt Bond Debenture, Cl VC	4,725,753
Lord Abt Short Dur Inc, Cl VC	11,150,282
LVIP AC Intl, Serv Cl	621,376
LVIP AC Intl, Std Cl II	140,748
LVIP AC Mid Cap Val, Serv Cl	6,119,212
LVIP AC Ultra, Serv Cl	5,205,096
Division	Purchases
LVIP AC Val, Serv Cl	$19,838,698
LVIP AC Val, Std Cl II	2,527,807
LVIP JPM US Eq, Serv Cl	1,941,709
MFS Gbl Real Est, Serv Cl	846,284
MFS Intl Gro, Serv Cl	5,749,669
MFS Mass Inv Gro Stock, Serv Cl	10,430,756
MFS New Dis, Serv Cl	375,845
MFS Research Intl, Serv Cl	2,464,335
MFS Utilities, Serv Cl	16,887,847
MS VIF Dis, Cl II	6,913,299
NB AMT Quality Eq, Cl S	2,237,233
Nom VIP Asset Strategy, Serv Cl	3,372,605
Nom VIP for Inc, Serv Cl	1,164,815
Nom VIP Intl Core Eq, Serv Cl	658,371
PIMCO VIT All Asset, Advisor Cl	5,079,012
PIMCO VIT Glb Man As Alloc, Adv Cl	1,109,811
PIMCO VIT Tot Return, Advisor Cl	22,283,882
Put VT Global Hlth Care, Cl IB	3,631,564
Put VT Intl Eq, Cl IB	2,387,818
Put VT Intl Val, Cl IB	3,617,679
Put VT Lg Cap Val, Cl IB	16,572,393
Put VT Sus Fut, Cl IB	547,317
Put VT Sus Leaders, Cl IA	9,844,940
Put VT Sus Leaders, Cl IB	6,998,454
Royce Micro-Cap, Invest Cl	1,793,769
Temp Global Bond, Cl 2	1,625,101
Third Ave VST Third Ave Value	1,090,690
VanEck VIP Global Gold, Cl S	10,311,787
VP Aggr, Cl 2	45,924,000
VP Aggr, Cl 4	19,294,178
VP Conserv, Cl 2	49,087,504
VP Conserv, Cl 4	13,502,460
VP Man Risk US, Cl 2	13,783,323
VP Man Risk, Cl 2	6,855,262
VP Man Vol Conserv Gro, Cl 2	40,417,609
VP Man Vol Conserv, Cl 2	75,190,037
VP Man Vol Gro, Cl 2	25,413,066
VP Man Vol Mod Gro, Cl 2	27,045,356
VP Mod Aggr, Cl 2	63,183,789
VP Mod Aggr, Cl 4	6,201,860
VP Mod Conserv, Cl 2	50,059,256
VP Mod Conserv, Cl 4	9,183,845
VP Mod, Cl 2	53,701,461
VP Mod, Cl 4	8,386,488
VP Ptnrs Core Bond, Cl 2	4,873,219
VP Ptnrs Core Eq, Cl 2	2,130,385
VP Ptnrs Core Eq, Cl 3	119,229
VP Ptnrs Intl Core Eq, Cl 2	6,482,745
VP Ptnrs Intl Gro, Cl 2	3,482,370
VP Ptnrs Intl Val, Cl 2	5,277,926
VP Ptnrs Sm Cap Gro, Cl 2	3,428,189
VP Ptnrs Sm Cap Val, Cl 2	1,717,340
VP Ptnrs Sm Cap Val, Cl 3	964,461
VP US Flex Conserv Gro, Cl 2	21,844,151
VP US Flex Gro, Cl 2	50,841,299
VP US Flex Mod Gro, Cl 2	20,916,133
WA Var Global Hi Yd Bond, Cl II	2,402,620
 130 ■ RiverSource Variable Account 10

8.
FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the division(s).
	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
AB VPS Dyn Asset Alloc, Cl B
2025	5,806	$1.72	to	$1.45	$9,369	1.57%	0.55%	to	1.90%	12.60%	to	11.09%
2024	6,929	$1.53	to	$1.30	$9,958	1.08%	0.55%	to	1.90%	9.82%	to	8.34%
2023	7,078	$1.39	to	$1.20	$9,303	0.61%	0.55%	to	1.90%	12.85%	to	11.35%
2022	7,606	$1.23	to	$1.08	$8,891	2.55%	0.55%	to	1.90%	(19.12)%	to	(20.21)%
2021	8,157	$1.52	to	$1.35	$11,850	1.61%	0.55%	to	1.90%	8.68%	to	7.22%
AB VPS Intl Val, Cl B
2025	30,342	$3.18	to	$1.30	$74,155	2.26%	0.55%	to	1.45%	40.50%	to	39.24%
2024	34,655	$2.26	to	$0.94	$60,906	2.26%	0.55%	to	1.45%	4.23%	to	3.29%
2023	39,261	$2.17	to	$0.91	$66,348	0.68%	0.55%	to	1.45%	14.20%	to	13.18%
2022	43,733	$1.90	to	$0.80	$64,852	4.13%	0.55%	to	1.45%	(14.27)%	to	(15.03)%
2021	46,915	$2.22	to	$0.94	$81,262	1.65%	0.55%	to	1.45%	10.25%	to	9.26%
AB VPS Lg Cap Gro, Cl B
2025	23,705	$6.91	to	$5.80	$187,793	— %	0.60%	to	1.90%	12.18%	to	10.73%
2024	24,856	$6.16	to	$5.24	$178,730	— %	0.60%	to	1.90%	24.20%	to	22.59%
2023	25,046	$4.96	to	$4.27	$148,095	— %	0.60%	to	1.90%	33.98%	to	32.26%
2022	25,048	$3.70	to	$3.23	$111,582	— %	0.60%	to	1.90%	(29.11)%	to	(30.03)%
2021	24,175	$5.22	to	$4.62	$152,637	— %	0.60%	to	1.90%	27.88%	to	26.23%
AB VPS Relative Val, Cl B
2025	15,722	$4.94	to	$1.33	$70,171	0.89%	0.55%	to	1.55%	9.59%	to	8.51%
2024	17,990	$4.51	to	$1.22	$74,116	1.25%	0.55%	to	1.55%	12.14%	to	11.02%
2023	19,455	$4.02	to	$1.10	$71,874	1.28%	0.55%	to	1.55%	11.11%	to	10.01%
2022	21,769	$3.62	to	$1.00	$72,788	1.10%	0.55%	to	1.55%	(4.94)%	to	(0.06)%(5)
2021	23,359	$3.80	to	$2.96	$82,840	0.63%	0.55%	to	1.45%	27.14%	to	26.00%
AB VPS Sus Gbl Thematic, Cl B
2025	2,691	$3.44	to	$1.17	$8,609	— %	0.55%	to	1.55%	5.44%	to	4.39%
2024	3,119	$3.26	to	$1.12	$9,497	— %	0.55%	to	1.55%	5.38%	to	4.32%
2023	3,352	$3.09	to	$1.07	$9,733	0.03%	0.55%	to	1.55%	15.07%	to	13.93%
2022	3,065	$2.69	to	$0.94	$7,697	— %	0.55%	to	1.55%	(27.57)%	to	(6.14)%(5)
2021	3,296	$3.71	to	$3.27	$11,645	— %	0.55%	to	1.45%	21.90%	to	20.81%
Allspg VT Index Asset Alloc, Cl 2
2025	4,250	$4.73	to	$4.27	$19,203	1.23%	0.55%	to	1.20%	10.87%	to	10.15%
2024	4,982	$4.27	to	$3.88	$20,332	1.30%	0.55%	to	1.20%	14.25%	to	13.49%
2023	5,574	$3.73	to	$3.42	$20,062	0.96%	0.55%	to	1.20%	16.07%	to	15.31%
2022	5,962	$3.22	to	$2.96	$18,562	0.63%	0.55%	to	1.20%	(17.48)%	to	(18.01)%
2021	6,570	$3.90	to	$3.61	$24,848	0.59%	0.55%	to	1.20%	15.36%	to	14.61%
Allspg VT Opp, Cl 2
2025	5,958	$6.77	to	$3.37	$35,157	0.05%	0.55%	to	1.90%	6.13%	to	4.70%
2024	7,151	$6.38	to	$3.22	$39,823	0.05%	0.55%	to	1.90%	14.41%	to	12.87%
2023	8,454	$5.58	to	$2.86	$41,208	— %	0.55%	to	1.90%	25.81%	to	24.13%
2022	9,954	$4.43	to	$2.30	$38,727	— %	0.55%	to	1.90%	(21.24)%	to	(22.30)%
2021	11,269	$5.63	to	$2.96	$55,858	0.04%	0.55%	to	1.90%	24.09%	to	22.43%
Allspg VT Sm Cap Gro, Cl 2
2025	15,204	$5.28	to	$2.68	$72,398	— %	0.55%	to	1.90%	8.66%	to	7.20%
2024	16,953	$4.86	to	$2.50	$74,640	— %	0.55%	to	1.90%	18.05%	to	16.46%
2023	18,920	$4.12	to	$2.15	$70,724	— %	0.55%	to	1.90%	3.54%	to	2.15%
2022	19,710	$3.97	to	$2.10	$71,369	— %	0.55%	to	1.90%	(34.78)%	to	(35.66)%
2021	21,888	$6.09	to	$3.27	$122,035	— %	0.55%	to	1.90%	7.05%	to	5.61%
ALPS Alerian Engy Infr, Class III
2025	28,010	$1.92	to	$1.62	$50,641	4.26%	0.55%	to	1.90%	4.08%	to	2.69%
2024	31,729	$1.84	to	$1.57	$55,373	3.96%	0.55%	to	1.90%	39.82%	to	37.94%
2023	34,442	$1.32	to	$1.14	$43,193	3.05%	0.55%	to	1.90%	13.28%	to	11.77%
2022	38,045	$1.16	to	$1.02	$42,306	4.78%	0.55%	to	1.90%	16.68%	to	15.12%
RiverSource Variable Account 10 ■ 131

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	31,011	$1.00	to	$0.89	$29,707	2.06%	0.55%	to	1.90%	37.02%	to	35.18%
BlackRock Adv SMID Cap VI, Cl III
2025	3,345	$1.39	to	$1.35	$4,585	1.80%	0.65%	to	1.55%	10.16%	to	9.17%
2024	1,898	$1.26	to	$1.23	$2,374	1.57%	0.65%	to	1.55%	10.98%	to	9.99%
2023	1,529	$1.14	to	$1.12	$1,730	3.19%	0.65%	to	1.55%	17.86%	to	16.82%
2022	341	$0.97	to	$0.96	$329	5.43%	0.65%	to	1.55%	(4.28)%(5)	to	(4.84)%(5)
BlackRock Global Alloc, Cl III
2025	38,117	$2.25	to	$1.87	$80,392	4.16%	0.55%	to	1.90%	18.86%	to	17.26%
2024	41,198	$1.89	to	$1.59	$73,474	0.79%	0.55%	to	1.90%	8.33%	to	6.86%
2023	44,971	$1.75	to	$1.49	$74,396	2.48%	0.55%	to	1.90%	11.88%	to	10.37%
2022	48,231	$1.56	to	$1.35	$71,677	— %	0.55%	to	1.90%	(16.53)%	to	(17.64)%
2021	51,484	$1.87	to	$1.64	$92,142	0.83%	0.55%	to	1.90%	5.83%	to	4.41%
BNY Mellon Sus US Eq, Serv
2025	3,044	$1.61	to	$1.56	$4,864	0.05%	0.65%	to	1.55%	14.93%	to	13.90%
2024	2,827	$1.40	to	$1.37	$3,941	0.36%	0.65%	to	1.55%	23.77%	to	22.65%
2023	2,647	$1.13	to	$1.12	$2,990	0.14%	0.65%	to	1.55%	22.71%	to	21.61%
2022	258	$0.92	to	$0.92	$239	— %	0.65%	to	1.55%	(7.93)%(5)	to	(8.48)%(5)
Calvert VP SRI Bal, Cl F
2025	3,804	$1.44	to	$1.39	$5,391	1.92%	0.65%	to	1.55%	10.95%	to	9.96%
2024	1,931	$1.30	to	$1.26	$2,479	1.93%	0.65%	to	1.55%	18.15%	to	17.07%
2023	1,315	$1.10	to	$1.08	$1,433	2.01%	0.65%	to	1.55%	15.67%	to	14.64%
2022	344	$0.95	to	$0.94	$326	3.11%	0.65%	to	1.55%	(5.21)%(5)	to	(5.79)%(5)
Calvert VP SRI Bal, Cl I
2025	6,926	$3.78	to	$3.67	$24,708	1.61%	0.55%	to	1.20%	10.87%	to	10.15%
2024	7,427	$3.41	to	$3.33	$24,000	1.71%	0.55%	to	1.20%	18.95%	to	18.18%
2023	7,788	$2.87	to	$2.82	$21,222	1.58%	0.55%	to	1.20%	16.19%	to	15.43%
2022	8,225	$2.47	to	$2.44	$19,357	1.18%	0.55%	to	1.20%	(15.88)%	to	(16.42)%
2021	9,172	$2.93	to	$2.92	$25,775	1.16%	0.55%	to	1.20%	14.49%	to	13.74%
CB Var Sm Cap Gro, Cl I
2025	3,016	$4.25	to	$3.59	$11,929	— %	0.55%	to	1.45%	8.63%	to	7.66%
2024	3,586	$3.91	to	$3.34	$13,111	— %	0.55%	to	1.45%	3.92%	to	2.99%
2023	4,265	$3.77	to	$3.24	$15,058	— %	0.55%	to	1.45%	7.81%	to	6.85%
2022	4,501	$3.49	to	$3.03	$14,793	— %	0.55%	to	1.45%	(29.24)%	to	(29.87)%
2021	4,824	$4.94	to	$4.33	$22,500	— %	0.55%	to	1.45%	11.99%	to	10.99%
Col VP Acorn
2025	24,264	$7.14	to	$1.27	$137,654	— %	0.55%	to	1.55%	3.90%	to	2.86%
2024	29,224	$6.87	to	$1.24	$157,104	— %	0.55%	to	1.55%	13.55%	to	12.41%
2023	32,426	$6.05	to	$1.10	$159,429	— %	0.55%	to	1.55%	21.07%	to	19.87%
2022	36,060	$5.00	to	$0.92	$147,223	— %	0.55%	to	1.55%	(33.83)%	to	(9.83)%(5)
2021	39,685	$7.55	to	$3.70	$246,177	0.72%	0.55%	to	1.45%	8.30%	to	7.33%
Col VP Acorn Intl
2025	23,386	$4.56	to	$1.04	$82,226	1.25%	0.55%	to	1.55%	12.14%	to	11.03%
2024	26,765	$4.07	to	$0.93	$84,296	1.37%	0.55%	to	1.55%	(8.75)%	to	(9.67)%
2023	30,060	$4.46	to	$1.03	$104,635	0.31%	0.55%	to	1.55%	16.32%	to	15.16%
2022	33,274	$3.83	to	$0.90	$100,085	0.91%	0.55%	to	1.55%	(34.21)%	to	(9.03)%(5)
2021	36,342	$5.82	to	$2.73	$166,989	0.55%	0.55%	to	1.45%	18.16%	to	17.10%
Col VP Bal, Cl 2
2025	150,929	$1.36	to	$1.30	$201,665	— %	0.60%	to	1.55%	13.07%	to	12.00%
2024	125,290	$1.20	to	$1.16	$148,565	— %	0.60%	to	1.55%	13.62%	to	12.54%
2023	91,069	$1.06	to	$1.03	$95,274	— %	0.60%	to	1.55%	20.38%	to	19.24%
2022	70,090	$0.88	to	$0.86	$61,116	— %	0.60%	to	1.55%	(17.36)%	to	(18.14)%
2021	23,656	$1.06	to	$1.06	$25,051	— %	0.60%	to	1.55%	6.03%(6)	to	5.37%(6)
Col VP Bal, Cl 3
2025	150,821	$4.46	to	$2.74	$619,274	— %	0.55%	to	1.90%	13.29%	to	11.77%
 132 ■ RiverSource Variable Account 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	165,422	$3.93	to	$2.46	$600,830	— %	0.55%	to	1.90%	13.80%	to	12.27%
2023	177,389	$3.46	to	$2.19	$568,979	— %	0.55%	to	1.90%	20.57%	to	18.96%
2022	183,169	$2.87	to	$1.84	$489,962	— %	0.55%	to	1.90%	(17.20)%	to	(18.31)%
2021	198,849	$3.46	to	$2.25	$643,716	— %	0.55%	to	1.90%	14.11%	to	12.58%
Col VP Commodity Strategy, Cl 2
2025	18,835	$0.97	to	$0.82	$17,219	8.35%	0.55%	to	1.90%	14.67%	to	13.14%
2024	19,868	$0.85	to	$0.72	$15,901	3.47%	0.55%	to	1.90%	6.50%	to	5.07%
2023	21,658	$0.80	to	$0.69	$16,350	20.62%	0.55%	to	1.90%	(7.64)%	to	(8.88)%
2022	29,909	$0.86	to	$0.76	$24,623	28.61%	0.55%	to	1.90%	18.05%	to	16.47%
2021	15,752	$0.73	to	$0.65	$11,016	— %	0.55%	to	1.90%	31.29%	to	29.53%
Col VP Contrarian Core, Cl 2
2025	45,316	$4.90	to	$4.13	$208,604	— %	0.55%	to	1.90%	16.71%	to	15.14%
2024	46,249	$4.20	to	$3.59	$183,739	— %	0.55%	to	1.90%	22.42%	to	20.77%
2023	45,709	$3.43	to	$2.97	$149,161	— %	0.55%	to	1.90%	31.17%	to	29.41%
2022	45,630	$2.62	to	$2.29	$114,015	— %	0.55%	to	1.90%	(19.30)%	to	(20.38)%
2021	46,001	$3.24	to	$2.88	$143,414	— %	0.55%	to	1.90%	23.28%	to	21.63%
Col VP Corporate Bond, Cl 2
2025	13,809	$1.02	to	$0.85	$14,368	5.57%	0.60%	to	1.90%	6.91%	to	5.52%
2024	10,102	$0.95	to	$0.81	$9,819	3.06%	0.60%	to	1.90%	2.69%	to	1.35%
2023	9,372	$0.93	to	$0.80	$8,915	3.11%	0.60%	to	1.90%	8.82%	to	7.41%
2022	9,863	$0.85	to	$0.74	$8,660	3.18%	0.60%	to	1.90%	(14.14)%	to	(15.25)%
2021	9,729	$0.99	to	$0.88	$9,991	3.67%	0.60%	to	1.90%	0.43%	to	(0.87)%
Col VP Corporate Bond, Cl 3
2025	23,323	$2.00	to	$1.21	$39,458	6.68%	0.55%	to	1.45%	7.15%	to	6.19%
2024	25,477	$1.86	to	$1.14	$40,324	3.34%	0.55%	to	1.45%	2.68%	to	1.75%
2023	28,567	$1.82	to	$1.12	$44,431	3.26%	0.55%	to	1.45%	9.21%	to	8.23%
2022	31,815	$1.66	to	$1.03	$45,420	3.43%	0.55%	to	1.45%	(14.08)%	to	(14.85)%
2021	35,882	$1.93	to	$1.21	$59,979	3.92%	0.55%	to	1.45%	0.59%	to	(0.32)%
Col VP Disciplined Core, Cl 2
2025	10,312	$4.94	to	$4.16	$66,614	— %	0.60%	to	1.90%	13.67%	to	12.20%
2024	10,915	$4.34	to	$3.70	$62,880	— %	0.60%	to	1.90%	24.98%	to	23.35%
2023	11,160	$3.48	to	$3.00	$52,064	— %	0.60%	to	1.90%	23.34%	to	21.75%
2022	10,728	$2.82	to	$2.47	$40,774	— %	0.60%	to	1.90%	(19.42)%	to	(20.46)%
2021	10,168	$3.50	to	$3.10	$48,058	— %	0.60%	to	1.90%	31.64%	to	29.94%
Col VP Disciplined Core, Cl 3
2025	68,409	$4.98	to	$4.97	$374,993	— %	0.55%	to	1.45%	13.86%	to	12.84%
2024	77,504	$4.37	to	$4.41	$373,861	— %	0.55%	to	1.45%	25.20%	to	24.08%
2023	87,846	$3.49	to	$3.55	$339,236	— %	0.55%	to	1.45%	23.55%	to	22.45%
2022	96,320	$2.83	to	$2.90	$302,302	— %	0.55%	to	1.45%	(19.27)%	to	(20.00)%
2021	105,498	$3.50	to	$3.63	$411,739	— %	0.55%	to	1.45%	31.84%	to	30.66%
Col VP Divd Opp, Cl 2
2025	32,986	$3.33	to	$2.81	$125,426	— %	0.60%	to	1.90%	14.87%	to	13.39%
2024	32,781	$2.90	to	$2.48	$110,046	— %	0.60%	to	1.90%	14.43%	to	12.94%
2023	33,217	$2.53	to	$2.19	$98,976	— %	0.60%	to	1.90%	4.22%	to	2.87%
2022	33,985	$2.43	to	$2.13	$97,769	— %	0.60%	to	1.90%	(1.98)%	to	(3.24)%
2021	27,966	$2.48	to	$2.20	$82,699	— %	0.60%	to	1.90%	25.14%	to	23.53%
Col VP Divd Opp, Cl 3
2025	71,380	$6.16	to	$3.19	$363,212	— %	0.55%	to	1.45%	15.05%	to	14.02%
2024	81,547	$5.35	to	$2.80	$362,701	— %	0.55%	to	1.45%	14.64%	to	13.61%
2023	93,884	$4.67	to	$2.46	$365,624	— %	0.55%	to	1.45%	4.38%	to	3.45%
2022	106,455	$4.47	to	$2.38	$398,253	— %	0.55%	to	1.45%	(1.78)%	to	(2.66)%
2021	112,748	$4.55	to	$2.45	$432,848	— %	0.55%	to	1.45%	25.33%	to	24.20%
Col VP Emer Mkts, Cl 2
2025	28,608	$1.68	to	$1.41	$48,209	0.06%	0.60%	to	1.90%	30.09%	to	28.41%
RiverSource Variable Account 10 ■ 133

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	35,524	$1.29	to	$1.10	$46,106	1.03%	0.60%	to	1.90%	4.82%	to	3.46%
2023	38,481	$1.23	to	$1.06	$47,969	— %	0.60%	to	1.90%	8.54%	to	7.15%
2022	40,466	$1.14	to	$0.99	$46,712	— %	0.60%	to	1.90%	(33.47)%	to	(34.33)%
2021	37,968	$1.71	to	$1.51	$66,169	0.84%	0.60%	to	1.90%	(8.03)%	to	(9.22)%
Col VP Emer Mkts, Cl 3
2025	20,718	$4.19	to	$2.24	$68,032	0.17%	0.55%	to	1.45%	30.30%	to	29.14%
2024	24,752	$3.22	to	$1.74	$62,439	1.15%	0.55%	to	1.45%	4.92%	to	3.97%
2023	28,396	$3.07	to	$1.67	$68,435	— %	0.55%	to	1.45%	8.71%	to	7.74%
2022	31,922	$2.82	to	$1.55	$71,144	— %	0.55%	to	1.45%	(33.34)%	to	(33.94)%
2021	35,031	$4.23	to	$2.35	$117,350	0.99%	0.55%	to	1.45%	(7.84)%	to	(8.67)%
Col VP Emerg Mkts Bond, Cl 2
2025	9,352	$1.26	to	$1.06	$11,132	5.19%	0.55%	to	1.90%	12.03%	to	10.53%
2024	8,977	$1.13	to	$0.96	$9,588	4.93%	0.55%	to	1.90%	5.55%	to	4.13%
2023	9,315	$1.07	to	$0.92	$9,458	5.25%	0.55%	to	1.90%	9.42%	to	7.95%
2022	10,088	$0.97	to	$0.85	$9,401	4.03%	0.55%	to	1.90%	(16.62)%	to	(17.73)%
2021	11,854	$1.17	to	$1.04	$13,330	3.68%	0.55%	to	1.90%	(2.99)%	to	(4.29)%
Col VP Govt Money Mkt, Cl 2
2025	198,412	$1.09	to	$0.91	$199,458	3.64%	0.60%	to	1.90%	3.09%	to	1.76%
2024	153,002	$1.06	to	$0.90	$150,363	4.60%	0.60%	to	1.90%	4.10%	to	2.75%
2023	157,215	$1.02	to	$0.87	$148,910	4.38%	0.60%	to	1.90%	3.84%	to	2.50%
2022	160,765	$0.98	to	$0.85	$146,821	1.24%	0.60%	to	1.90%	0.50%	to	(0.79)%
2021	102,600	$0.98	to	$0.86	$93,666	0.01%	0.60%	to	1.90%	(0.59)%	to	(1.87)%
Col VP Govt Money Mkt, Cl 3
2025	123,936	$1.36	to	$0.99	$146,803	3.78%	0.55%	to	1.45%	3.27%	to	2.35%
2024	128,739	$1.32	to	$0.97	$149,438	4.72%	0.55%	to	1.45%	4.29%	to	3.35%
2023	112,497	$1.26	to	$0.94	$126,338	4.50%	0.55%	to	1.45%	4.02%	to	3.09%
2022	125,779	$1.21	to	$0.91	$135,605	1.22%	0.55%	to	1.45%	0.61%	to	(0.29)%
2021	101,435	$1.21	to	$0.91	$110,390	0.01%	0.55%	to	1.45%	(0.53)%	to	(1.41)%
Col VP Hi Yield Bond, Cl 2
2025	29,271	$1.88	to	$1.57	$59,868	5.92%	0.60%	to	1.90%	7.85%	to	6.45%
2024	27,143	$1.74	to	$1.47	$51,990	5.66%	0.60%	to	1.90%	6.24%	to	4.85%
2023	26,480	$1.64	to	$1.41	$48,187	5.28%	0.60%	to	1.90%	11.20%	to	9.77%
2022	27,215	$1.47	to	$1.28	$44,830	5.01%	0.60%	to	1.90%	(11.31)%	to	(12.45)%
2021	28,938	$1.66	to	$1.46	$54,019	4.95%	0.60%	to	1.90%	4.17%	to	2.82%
Col VP Hi Yield Bond, Cl 3
2025	30,319	$3.85	to	$2.50	$103,110	5.92%	0.55%	to	1.45%	7.95%	to	6.98%
2024	33,899	$3.57	to	$2.34	$107,337	5.70%	0.55%	to	1.45%	6.36%	to	5.40%
2023	38,417	$3.36	to	$2.22	$115,280	5.38%	0.55%	to	1.45%	11.47%	to	10.47%
2022	43,790	$3.01	to	$2.01	$118,266	5.08%	0.55%	to	1.45%	(11.19)%	to	(11.99)%
2021	50,238	$3.39	to	$2.28	$153,394	4.93%	0.55%	to	1.45%	4.29%	to	3.35%
Col VP Inc Opp, Cl 2
2025	14,874	$1.81	to	$1.51	$29,269	1.77%	0.60%	to	1.90%	7.78%	to	6.39%
2024	15,313	$1.68	to	$1.42	$28,100	5.36%	0.60%	to	1.90%	5.08%	to	3.71%
2023	15,262	$1.60	to	$1.37	$26,797	4.92%	0.60%	to	1.90%	10.70%	to	9.27%
2022	15,640	$1.44	to	$1.25	$24,877	5.14%	0.60%	to	1.90%	(10.75)%	to	(11.89)%
2021	15,562	$1.61	to	$1.42	$27,881	8.91%	0.60%	to	1.90%	3.52%	to	2.18%
Col VP Inc Opp, Cl 3
2025	23,070	$3.06	to	$2.39	$64,235	1.86%	0.55%	to	1.45%	7.98%	to	7.01%
2024	25,911	$2.83	to	$2.24	$67,081	5.36%	0.55%	to	1.45%	5.31%	to	4.36%
2023	29,011	$2.69	to	$2.14	$71,590	5.03%	0.55%	to	1.45%	10.90%	to	9.91%
2022	32,732	$2.43	to	$1.95	$73,104	5.16%	0.55%	to	1.45%	(10.70)%	to	(11.50)%
2021	37,714	$2.72	to	$2.20	$94,708	8.85%	0.55%	to	1.45%	3.90%	to	2.97%
Col VP Inter Bond, Cl 2
2025	75,909	$1.28	to	$1.07	$98,857	5.35%	0.60%	to	1.90%	8.20%	to	6.79%
 134 ■ RiverSource Variable Account 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	69,888	$1.18	to	$1.00	$84,550	4.55%	0.60%	to	1.90%	1.12%	to	(0.19)%
2023	60,739	$1.17	to	$1.00	$72,989	2.14%	0.60%	to	1.90%	5.46%	to	4.09%
2022	48,671	$1.11	to	$0.97	$55,788	2.91%	0.60%	to	1.90%	(17.71)%	to	(18.78)%
2021	50,375	$1.35	to	$1.19	$70,444	3.08%	0.60%	to	1.90%	(1.18)%	to	(2.45)%
Col VP Inter Bond, Cl 3
2025	103,815	$2.30	to	$1.49	$204,682	5.28%	0.55%	to	1.45%	8.44%	to	7.47%
2024	110,218	$2.12	to	$1.39	$201,848	4.63%	0.55%	to	1.45%	1.28%	to	0.37%
2023	119,388	$2.09	to	$1.38	$216,758	2.22%	0.55%	to	1.45%	5.61%	to	4.67%
2022	126,393	$1.98	to	$1.32	$218,263	3.03%	0.55%	to	1.45%	(17.62)%	to	(18.36)%
2021	145,682	$2.41	to	$1.62	$306,148	3.17%	0.55%	to	1.45%	(0.90)%	to	(1.79)%
Col VP Lg Cap Gro, Cl 2
2025	22,110	$6.53	to	$5.46	$172,200	— %	0.60%	to	1.90%	15.16%	to	13.67%
2024	21,980	$5.67	to	$4.81	$152,642	— %	0.60%	to	1.90%	30.22%	to	28.53%
2023	21,127	$4.36	to	$3.74	$115,306	— %	0.60%	to	1.90%	41.92%	to	40.09%
2022	19,630	$3.07	to	$2.67	$76,441	— %	0.60%	to	1.90%	(31.94)%	to	(32.82)%
2021	19,443	$4.51	to	$3.97	$111,805	— %	0.60%	to	1.90%	27.58%	to	25.94%
Col VP Lg Cap Gro, Cl 3
2025	30,016	$4.99	to	$6.48	$154,199	— %	0.55%	to	1.45%	15.35%	to	14.31%
2024	34,111	$4.32	to	$5.67	$152,156	— %	0.55%	to	1.45%	30.47%	to	29.29%
2023	38,438	$3.31	to	$4.38	$131,653	— %	0.55%	to	1.45%	42.17%	to	40.90%
2022	42,115	$2.33	to	$3.11	$101,467	— %	0.55%	to	1.45%	(31.82)%	to	(32.43)%
2021	47,378	$3.42	to	$4.60	$168,058	— %	0.55%	to	1.45%	27.83%	to	26.69%
Col VP Lg Cap Index, Cl 2
2025	163,004	$1.67	to	$1.59	$266,214	— %	0.60%	to	1.55%	16.55%	to	15.45%
2024	124,306	$1.43	to	$1.38	$174,897	— %	0.60%	to	1.55%	23.65%	to	22.48%
2023	88,753	$1.16	to	$1.13	$101,415	— %	0.60%	to	1.55%	24.90%	to	23.73%
2022	54,509	$0.93	to	$0.91	$50,101	— %	0.60%	to	1.55%	(19.03)%	to	(19.79)%
2021	23,421	$1.14	to	$1.14	$26,667	— %	0.60%	to	1.55%	13.93%(6)	to	13.22%(6)
Col VP Lg Cap Index, Cl 3
2025	108,319	$5.86	to	$4.59	$617,250	— %	0.55%	to	1.90%	16.78%	to	15.22%
2024	119,957	$5.02	to	$3.98	$588,804	— %	0.55%	to	1.90%	23.85%	to	22.18%
2023	132,545	$4.05	to	$3.26	$528,874	— %	0.55%	to	1.90%	25.13%	to	23.46%
2022	141,826	$3.24	to	$2.64	$454,456	— %	0.55%	to	1.90%	(18.89)%	to	(19.98)%
2021	149,903	$3.99	to	$3.30	$595,823	— %	0.55%	to	1.90%	27.52%	to	25.81%
Col VP Limited Duration Cr, Cl 2
2025	78,414	$1.16	to	$1.06	$95,779	6.20%	0.55%	to	1.90%	5.43%	to	4.01%
2024	70,718	$1.10	to	$1.01	$82,194	3.63%	0.55%	to	1.90%	4.06%	to	2.65%
2023	66,869	$1.06	to	$0.99	$74,958	3.05%	0.55%	to	1.90%	6.08%	to	4.66%
2022	70,475	$1.00	to	$0.94	$74,819	0.52%	0.55%	to	1.90%	(6.87)%	to	(8.12)%
2021	59,735	$1.07	to	$1.03	$68,215	1.39%	0.55%	to	1.90%	(1.38)%	to	(2.71)%
Col VP Long Govt/Cr Bond, Cl 2
2025	18,426	$1.07	to	$0.90	$18,654	8.16%	0.55%	to	1.90%	5.40%	to	3.98%
2024	15,316	$1.01	to	$0.87	$14,776	3.43%	0.55%	to	1.90%	(4.92)%	to	(6.21)%
2023	14,703	$1.07	to	$0.92	$15,002	3.29%	0.55%	to	1.90%	6.10%	to	4.67%
2022	10,846	$1.01	to	$0.88	$10,487	2.36%	0.55%	to	1.90%	(28.09)%	to	(29.06)%
2021	12,912	$1.40	to	$1.24	$17,456	1.65%	0.55%	to	1.90%	(4.00)%	to	(5.28)%
Col VP Overseas Core, Cl 2
2025	23,096	$2.34	to	$2.01	$57,485	1.58%	0.60%	to	1.90%	37.04%	to	35.27%
2024	19,658	$1.71	to	$1.48	$36,134	4.13%	0.60%	to	1.90%	2.62%	to	1.28%
2023	20,026	$1.66	to	$1.47	$36,445	1.66%	0.60%	to	1.90%	14.64%	to	13.16%
2022	19,479	$1.45	to	$1.29	$31,077	0.76%	0.60%	to	1.90%	(15.41)%	to	(16.50)%
2021	19,064	$1.71	to	$1.55	$36,106	1.09%	0.60%	to	1.90%	9.09%	to	7.68%
Col VP Overseas Core, Cl 3
2025	23,031	$2.54	to	$2.20	$60,384	1.79%	0.55%	to	1.45%	37.35%	to	36.12%
RiverSource Variable Account 10 ■ 135

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	24,605	$1.85	to	$1.62	$47,222	4.30%	0.55%	to	1.45%	2.77%	to	1.85%
2023	27,311	$1.80	to	$1.59	$51,120	1.83%	0.55%	to	1.45%	14.84%	to	13.81%
2022	30,269	$1.57	to	$1.40	$49,413	0.80%	0.55%	to	1.45%	(15.27)%	to	(16.03)%
2021	32,569	$1.85	to	$1.66	$63,000	1.18%	0.55%	to	1.45%	9.28%	to	8.30%
Col VP Sel Gbl Tech, Cl 2
2025	16,323	$2.07	to	$2.00	$33,335	— %	0.65%	to	1.55%	33.50%	to	32.31%
2024	12,575	$1.55	to	$1.52	$19,314	— %	0.65%	to	1.55%	25.76%	to	24.62%
2023	6,245	$1.23	to	$1.22	$7,657	— %	0.65%	to	1.55%	43.93%	to	42.65%
2022	1,146	$0.86	to	$0.85	$980	— %	0.65%	to	1.55%	(15.93)%(5)	to	(16.44)%(5)
Col VP Select Lg Cap Eq, Cl 2
2025	4,268	$1.63	to	$1.58	$6,865	— %	0.65%	to	1.55%	13.23%	to	12.21%
2024	3,262	$1.44	to	$1.41	$4,653	— %	0.65%	to	1.55%	23.02%	to	21.91%
2023	2,393	$1.17	to	$1.16	$2,785	— %	0.65%	to	1.55%	26.94%	to	25.81%
2022	544	$0.92	to	$0.92	$501	— %	0.65%	to	1.55%	(8.22)%(5)	to	(8.76)%(5)
Col VP Select Lg Cap Val, Cl 2
2025	15,665	$4.35	to	$3.70	$84,213	— %	0.60%	to	1.90%	27.21%	to	25.57%
2024	16,649	$3.42	to	$2.94	$70,423	— %	0.60%	to	1.90%	11.90%	to	10.45%
2023	17,249	$3.05	to	$2.67	$66,072	— %	0.60%	to	1.90%	4.48%	to	3.14%
2022	17,438	$2.92	to	$2.58	$64,723	— %	0.60%	to	1.90%	(2.65)%	to	(3.90)%
2021	13,936	$3.00	to	$2.69	$53,745	— %	0.60%	to	1.90%	25.23%	to	23.61%
Col VP Select Lg Cap Val, Cl 3
2025	8,629	$6.12	to	$4.42	$46,510	— %	0.55%	to	1.45%	27.40%	to	26.26%
2024	9,378	$4.80	to	$3.50	$39,763	— %	0.55%	to	1.45%	12.13%	to	11.12%
2023	11,454	$4.28	to	$3.15	$43,542	— %	0.55%	to	1.45%	4.65%	to	3.72%
2022	13,975	$4.09	to	$3.04	$50,932	— %	0.55%	to	1.45%	(2.49)%	to	(3.36)%
2021	12,549	$4.20	to	$3.15	$47,197	— %	0.55%	to	1.45%	25.46%	to	24.33%
Col VP Select Mid Cap Gro, Cl 2
2025	10,733	$4.03	to	$3.38	$48,326	— %	0.60%	to	1.90%	14.17%	to	12.70%
2024	10,803	$3.53	to	$3.00	$43,319	— %	0.60%	to	1.90%	22.62%	to	21.03%
2023	10,620	$2.88	to	$2.48	$35,129	— %	0.60%	to	1.90%	24.18%	to	22.58%
2022	10,060	$2.32	to	$2.02	$27,061	— %	0.60%	to	1.90%	(31.42)%	to	(32.31)%
2021	9,970	$3.38	to	$2.99	$39,277	— %	0.60%	to	1.90%	15.57%	to	14.08%
Col VP Select Mid Cap Gro, Cl 3
2025	14,695	$6.36	to	$4.50	$75,076	— %	0.55%	to	1.45%	14.37%	to	13.35%
2024	16,253	$5.56	to	$3.97	$72,846	— %	0.55%	to	1.45%	22.85%	to	21.74%
2023	18,490	$4.53	to	$3.26	$67,844	— %	0.55%	to	1.45%	24.40%	to	23.29%
2022	19,888	$3.64	to	$2.64	$58,878	— %	0.55%	to	1.45%	(31.30)%	to	(31.91)%
2021	22,032	$5.30	to	$3.88	$95,791	— %	0.55%	to	1.45%	15.77%	to	14.73%
Col VP Select Mid Cap Val, Cl 2
2025	9,626	$3.71	to	$3.12	$42,089	— %	0.60%	to	1.90%	13.19%	to	11.73%
2024	11,099	$3.27	to	$2.79	$43,249	— %	0.60%	to	1.90%	11.59%	to	10.14%
2023	11,612	$2.93	to	$2.54	$40,998	— %	0.60%	to	1.90%	9.39%	to	7.98%
2022	12,350	$2.68	to	$2.35	$40,200	— %	0.60%	to	1.90%	(10.20)%	to	(11.36)%
2021	11,773	$2.99	to	$2.65	$42,971	— %	0.60%	to	1.90%	31.18%	to	29.49%
Col VP Select Mid Cap Val, Cl 3
2025	8,365	$5.48	to	$3.67	$38,637	— %	0.55%	to	1.45%	13.38%	to	12.37%
2024	9,549	$4.84	to	$3.27	$39,071	— %	0.55%	to	1.45%	11.79%	to	10.78%
2023	10,964	$4.33	to	$2.95	$40,179	— %	0.55%	to	1.45%	9.58%	to	8.60%
2022	12,744	$3.95	to	$2.72	$42,797	— %	0.55%	to	1.45%	(10.06)%	to	(10.86)%
2021	13,270	$4.39	to	$3.05	$49,753	— %	0.55%	to	1.45%	31.41%	to	30.23%
Col VP Select Sm Cap Val, Cl 2
2025	6,552	$3.04	to	$2.58	$24,121	— %	0.60%	to	1.90%	5.67%	to	4.30%
2024	7,696	$2.88	to	$2.48	$27,184	— %	0.60%	to	1.90%	12.98%	to	11.51%
2023	7,937	$2.55	to	$2.22	$25,205	— %	0.60%	to	1.90%	12.17%	to	10.73%
 136 ■ RiverSource Variable Account 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	7,906	$2.27	to	$2.01	$22,558	— %	0.60%	to	1.90%	(15.43)%	to	(16.53)%
2021	6,959	$2.68	to	$2.40	$23,615	— %	0.60%	to	1.90%	29.84%	to	28.16%
Col VP Select Sm Cap Val, Cl 3
2025	5,208	$6.00	to	$3.10	$26,066	— %	0.55%	to	1.45%	5.86%	to	4.91%
2024	6,036	$5.67	to	$2.95	$28,661	— %	0.55%	to	1.45%	13.18%	to	12.16%
2023	6,967	$5.01	to	$2.63	$29,240	— %	0.55%	to	1.45%	12.36%	to	11.35%
2022	7,805	$4.45	to	$2.36	$29,169	— %	0.55%	to	1.45%	(15.29)%	to	(16.04)%
2021	8,094	$5.26	to	$2.82	$36,039	— %	0.55%	to	1.45%	30.08%	to	28.92%
Col VP Sm Cap Val, Cl 2
2025	2,798	$1.47	to	$1.42	$4,055	1.08%	0.65%	to	1.55%	13.93%	to	12.89%
2024	1,931	$1.29	to	$1.26	$2,467	0.58%	0.65%	to	1.55%	7.97%	to	6.99%
2023	1,342	$1.20	to	$1.18	$1,595	0.49%	0.65%	to	1.55%	20.87%	to	19.80%
2022	409	$0.99	to	$0.98	$404	0.18%	0.65%	to	1.55%	(1.99)%(5)	to	(2.56)%(5)
Col VP Strategic Inc, Cl 2
2025	63,206	$1.50	to	$1.25	$86,550	4.43%	0.60%	to	1.90%	6.53%	to	5.14%
2024	63,542	$1.40	to	$1.19	$82,044	4.33%	0.60%	to	1.90%	3.88%	to	2.53%
2023	62,276	$1.35	to	$1.16	$77,774	3.47%	0.60%	to	1.90%	8.56%	to	7.15%
2022	60,974	$1.25	to	$1.09	$70,436	2.71%	0.60%	to	1.90%	(12.05)%	to	(13.19)%
2021	60,277	$1.42	to	$1.25	$79,642	5.31%	0.60%	to	1.90%	1.03%	to	(0.28)%
Col VP US Govt Mtge, Cl 2
2025	13,143	$1.15	to	$0.96	$14,173	1.99%	0.60%	to	1.90%	8.18%	to	6.78%
2024	12,085	$1.06	to	$0.90	$12,123	2.85%	0.60%	to	1.90%	0.72%	to	(0.59)%
2023	14,811	$1.05	to	$0.90	$14,761	2.54%	0.60%	to	1.90%	4.80%	to	3.45%
2022	16,021	$1.01	to	$0.87	$15,283	1.79%	0.60%	to	1.90%	(14.83)%	to	(15.93)%
2021	15,497	$1.18	to	$1.04	$17,497	1.80%	0.60%	to	1.90%	(1.78)%	to	(3.05)%
Col VP US Govt Mtge, Cl 3
2025	23,177	$1.66	to	$1.12	$32,975	2.11%	0.55%	to	1.45%	8.46%	to	7.49%
2024	24,788	$1.53	to	$1.04	$32,864	3.17%	0.55%	to	1.45%	0.88%	to	(0.02)%
2023	28,406	$1.51	to	$1.04	$37,449	2.67%	0.55%	to	1.45%	4.97%	to	4.04%
2022	31,984	$1.44	to	$1.00	$40,242	1.98%	0.55%	to	1.45%	(14.73)%	to	(15.50)%
2021	37,439	$1.69	to	$1.19	$55,348	1.89%	0.55%	to	1.45%	(1.61)%	to	(2.49)%
CS Commodity Return, Cl 1
2025	14,192	$0.78	to	$0.69	$10,442	4.26%	0.55%	to	1.45%	14.73%	to	13.70%
2024	16,536	$0.68	to	$0.60	$10,638	2.97%	0.55%	to	1.45%	4.25%	to	3.31%
2023	18,490	$0.65	to	$0.58	$11,445	21.54%	0.55%	to	1.45%	(9.61)%	to	(10.42)%
2022	21,993	$0.72	to	$0.65	$15,137	15.31%	0.55%	to	1.45%	15.40%	to	14.37%
2021	21,050	$0.62	to	$0.57	$12,605	4.76%	0.55%	to	1.45%	27.20%	to	26.06%
CTIVP AC Div Bond, Cl 2
2025	24,127	$1.21	to	$1.01	$29,187	3.00%	0.60%	to	1.90%	6.60%	to	5.22%
2024	22,239	$1.13	to	$0.96	$25,373	4.01%	0.60%	to	1.90%	0.93%	to	(0.39)%
2023	18,390	$1.12	to	$0.96	$20,880	3.12%	0.60%	to	1.90%	4.70%	to	3.35%
2022	15,338	$1.07	to	$0.93	$16,738	2.93%	0.60%	to	1.90%	(16.02)%	to	(17.10)%
2021	14,286	$1.28	to	$1.12	$18,609	2.04%	0.60%	to	1.90%	(0.31)%	to	(1.59)%
CTIVP BR Gl Infl Prot Sec, Cl 2
2025	13,170	$1.16	to	$0.97	$15,755	3.49%	0.60%	to	1.90%	3.22%	to	1.89%
2024	15,275	$1.12	to	$0.95	$17,742	1.75%	0.60%	to	1.90%	(1.80)%	to	(3.07)%
2023	17,710	$1.14	to	$0.98	$21,070	8.95%	0.60%	to	1.90%	3.27%	to	1.94%
2022	20,991	$1.11	to	$0.96	$24,291	4.59%	0.60%	to	1.90%	(18.17)%	to	(19.24)%
2021	19,577	$1.35	to	$1.19	$27,836	0.57%	0.60%	to	1.90%	3.80%	to	2.46%
CTIVP BR Gl Infl Prot Sec, Cl 3
2025	23,702	$1.61	to	$1.32	$35,353	3.51%	0.55%	to	1.45%	3.31%	to	2.39%
2024	27,066	$1.56	to	$1.29	$39,226	1.86%	0.55%	to	1.45%	(1.60)%	to	(2.49)%
2023	30,734	$1.58	to	$1.32	$45,399	8.82%	0.55%	to	1.45%	3.39%	to	2.46%
2022	36,009	$1.53	to	$1.29	$51,673	4.45%	0.55%	to	1.45%	(18.04)%	to	(18.77)%
RiverSource Variable Account 10 ■ 137

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	39,791	$1.87	to	$1.59	$69,964	0.69%	0.55%	to	1.45%	3.91%	to	2.97%
CTIVP CenterSquare Real Est, Cl 2
2025	9,451	$2.06	to	$1.75	$21,913	2.64%	0.60%	to	1.90%	1.50%	to	0.19%
2024	9,907	$2.03	to	$1.75	$22,873	2.34%	0.60%	to	1.90%	9.20%	to	7.78%
2023	10,611	$1.86	to	$1.62	$22,631	1.78%	0.60%	to	1.90%	12.88%	to	11.43%
2022	11,996	$1.65	to	$1.45	$22,847	1.34%	0.60%	to	1.90%	(24.78)%	to	(25.76)%
2021	11,723	$2.19	to	$1.96	$29,846	1.10%	0.60%	to	1.90%	40.36%	to	38.55%
CTIVP Prin Lg Cap Gro, Cl 1
2025	29,923	$3.75	to	$3.43	$108,546	— %	0.55%	to	1.45%	13.15%	to	12.14%
2024	35,334	$3.31	to	$3.06	$113,673	— %	0.55%	to	1.45%	20.75%	to	19.66%
2023	41,831	$2.74	to	$2.56	$111,833	— %	0.55%	to	1.45%	38.77%	to	37.54%
2022	47,724	$1.98	to	$1.86	$92,282	— %	0.55%	to	1.45%	(28.40)%	to	(29.04)%
2021	53,190	$2.76	to	$2.62	$144,175	— %	0.55%	to	1.45%	17.92%	to	16.87%
CTIVP Prin Lg Cap Gro, Cl 2
2025	9,789	$5.56	to	$4.66	$68,212	— %	0.60%	to	1.90%	12.81%	to	11.35%
2024	10,234	$4.93	to	$4.18	$63,767	— %	0.60%	to	1.90%	20.39%	to	18.83%
2023	10,303	$4.09	to	$3.52	$53,451	— %	0.60%	to	1.90%	38.38%	to	36.59%
2022	10,321	$2.96	to	$2.58	$39,157	— %	0.60%	to	1.90%	(28.62)%	to	(29.54)%
2021	9,638	$4.15	to	$3.66	$51,911	— %	0.60%	to	1.90%	17.57%	to	16.05%
CTIVP T Rowe Price LgCap Val, Cl 2
2025	13,209	$3.08	to	$2.62	$48,218	— %	0.60%	to	1.90%	11.45%	to	10.01%
2024	13,384	$2.77	to	$2.38	$44,813	— %	0.60%	to	1.90%	11.01%	to	9.56%
2023	13,904	$2.49	to	$2.17	$42,260	— %	0.60%	to	1.90%	8.63%	to	7.23%
2022	14,600	$2.29	to	$2.03	$41,199	— %	0.60%	to	1.90%	(5.73)%	to	(6.95)%
2021	12,161	$2.43	to	$2.18	$36,641	— %	0.60%	to	1.90%	24.23%	to	22.63%
CTIVP TCW Core Plus Bond, Cl 2
2025	26,307	$1.14	to	$0.95	$29,513	4.52%	0.60%	to	1.90%	6.56%	to	5.18%
2024	22,049	$1.07	to	$0.91	$23,280	3.85%	0.60%	to	1.90%	(0.10)%	to	(1.39)%
2023	18,366	$1.07	to	$0.92	$19,442	2.31%	0.60%	to	1.90%	4.91%	to	3.57%
2022	15,688	$1.02	to	$0.89	$15,903	0.89%	0.60%	to	1.90%	(14.82)%	to	(15.92)%
2021	15,052	$1.20	to	$1.05	$17,938	1.13%	0.60%	to	1.90%	(1.99)%	to	(3.26)%
CTIVP Vty Sycamore Estb Val, Cl 2
2025	15,090	$3.92	to	$3.31	$65,706	— %	0.60%	to	1.90%	1.39%	to	0.08%
2024	15,890	$3.87	to	$3.31	$70,731	— %	0.60%	to	1.90%	8.97%	to	7.55%
2023	15,978	$3.55	to	$3.08	$66,318	— %	0.60%	to	1.90%	9.02%	to	7.61%
2022	15,979	$3.25	to	$2.86	$61,811	— %	0.60%	to	1.90%	(3.58)%	to	(4.82)%
2021	14,888	$3.37	to	$3.01	$60,951	— %	0.60%	to	1.90%	30.76%	to	29.07%
CTIVP Vty Sycamore Estb Val, Cl 3
2025	6,592	$5.95	to	$4.25	$34,389	— %	0.55%	to	1.45%	1.56%	to	0.65%
2024	8,117	$5.86	to	$4.23	$41,898	— %	0.55%	to	1.45%	9.16%	to	8.18%
2023	9,202	$5.36	to	$3.91	$43,664	— %	0.55%	to	1.45%	9.21%	to	8.23%
2022	10,010	$4.91	to	$3.61	$43,664	— %	0.55%	to	1.45%	(3.42)%	to	(4.28)%
2021	10,178	$5.09	to	$3.77	$46,158	— %	0.55%	to	1.45%	31.03%	to	29.85%
CTIVP Wellington Lg Cap Val, Cl 2
2025	21,692	$3.79	to	$3.20	$95,766	— %	0.60%	to	1.90%	18.89%	to	17.36%
2024	22,384	$3.18	to	$2.73	$84,490	— %	0.60%	to	1.90%	10.77%	to	9.33%
2023	21,939	$2.87	to	$2.50	$75,303	— %	0.60%	to	1.90%	7.13%	to	5.75%
2022	22,716	$2.68	to	$2.36	$73,528	— %	0.60%	to	1.90%	(6.91)%	to	(8.11)%
2021	21,551	$2.88	to	$2.57	$75,491	— %	0.60%	to	1.90%	24.36%	to	22.76%
CTIVP Westfield Mid Cap Gro, Cl 2
2025	6,662	$3.89	to	$3.26	$31,545	— %	0.60%	to	1.90%	9.46%	to	8.05%
2024	6,962	$3.55	to	$3.02	$30,938	— %	0.60%	to	1.90%	16.49%	to	14.97%
2023	7,553	$3.05	to	$2.63	$29,092	— %	0.60%	to	1.90%	24.43%	to	22.83%
2022	7,344	$2.45	to	$2.14	$23,011	— %	0.60%	to	1.90%	(26.23)%	to	(27.18)%
 138 ■ RiverSource Variable Account 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	7,227	$3.32	to	$2.94	$30,841	— %	0.60%	to	1.90%	15.72%	to	14.22%
CTIVP Westfield Sel Lg Cp Gr, Cl 2
2025	4,981	$4.51	to	$3.75	$28,394	— %	0.60%	to	1.90%	16.28%	to	14.78%
2024	5,436	$3.88	to	$3.27	$26,788	— %	0.60%	to	1.90%	26.39%	to	24.75%
2023	6,283	$3.07	to	$2.62	$24,647	— %	0.60%	to	1.90%	29.84%	to	28.17%
2022	6,721	$2.37	to	$2.05	$20,677	— %	0.60%	to	1.90%	(41.57)%	to	(42.32)%
2021	7,330	$4.05	to	$3.55	$38,806	— %	0.60%	to	1.90%	(4.92)%	to	(6.15)%
CVT EAFE Intl Index, Cl F
2025	7,046	$1.51	to	$1.46	$10,537	3.17%	0.65%	to	1.55%	29.79%	to	28.63%
2024	4,153	$1.17	to	$1.14	$4,802	3.00%	0.65%	to	1.55%	2.28%	to	1.35%
2023	2,801	$1.14	to	$1.12	$3,180	3.77%	0.65%	to	1.55%	16.77%	to	15.73%
2022	1,106	$0.98	to	$0.97	$1,081	8.22%	0.65%	to	1.55%	(2.06)%(5)	to	(2.64)%(5)
CVT Nasdaq 100 Index, Cl F
2025	21,748	$1.92	to	$1.86	$41,293	0.32%	0.65%	to	1.55%	19.32%	to	18.26%
2024	14,744	$1.61	to	$1.57	$23,550	0.42%	0.65%	to	1.55%	24.07%	to	22.95%
2023	7,195	$1.30	to	$1.28	$9,295	0.47%	0.65%	to	1.55%	53.03%	to	51.66%
2022	2,273	$0.85	to	$0.84	$1,929	0.44%	0.65%	to	1.55%	(16.49)%(5)	to	(16.98)%(5)
CVT Russ 2000 Sm Cap Ind, Cl F
2025	11,770	$1.35	to	$1.30	$15,667	1.77%	0.65%	to	1.55%	11.51%	to	10.51%
2024	8,641	$1.21	to	$1.18	$10,352	1.55%	0.65%	to	1.55%	10.28%	to	9.29%
2023	4,332	$1.10	to	$1.08	$4,726	1.24%	0.65%	to	1.55%	15.61%	to	14.57%
2022	1,554	$0.95	to	$0.94	$1,475	1.76%	0.65%	to	1.55%	(6.07)%(5)	to	(6.63)%(5)
DWS Alt Asset Alloc VIP, Cl B
2025	16,498	$1.41	to	$1.17	$21,812	3.51%	0.55%	to	1.90%	9.43%	to	7.97%
2024	12,997	$1.29	to	$1.09	$15,821	3.24%	0.55%	to	1.90%	4.72%	to	3.32%
2023	13,734	$1.23	to	$1.05	$16,055	6.64%	0.55%	to	1.90%	5.09%	to	3.69%
2022	15,555	$1.17	to	$1.02	$17,388	6.64%	0.55%	to	1.90%	(8.25)%	to	(9.47)%
2021	12,269	$1.28	to	$1.12	$15,007	1.58%	0.55%	to	1.90%	11.73%	to	10.24%
EV VT Floating-Rate Inc, Init Cl
2025	39,366	$1.90	to	$1.15	$68,917	6.73%	0.55%	to	1.55%	3.40%	to	2.37%
2024	44,900	$1.84	to	$1.13	$76,705	7.79%	0.55%	to	1.55%	7.04%	to	5.97%
2023	50,310	$1.72	to	$1.06	$80,842	8.19%	0.55%	to	1.55%	10.60%	to	9.51%
2022	57,322	$1.55	to	$0.97	$83,655	4.66%	0.55%	to	1.55%	(3.27)%	to	(2.68)%(5)
2021	52,307	$1.61	to	$1.39	$79,386	2.90%	0.55%	to	1.45%	3.06%	to	2.13%
Fid VIP Contrafund, Serv Cl 2
2025	108,325	$6.94	to	$4.90	$698,314	— %	0.55%	to	1.90%	20.53%	to	18.91%
2024	115,087	$5.76	to	$4.12	$616,762	0.03%	0.55%	to	1.90%	32.71%	to	30.92%
2023	123,150	$4.34	to	$3.15	$507,551	0.26%	0.55%	to	1.90%	32.39%	to	30.62%
2022	133,029	$3.28	to	$2.41	$416,576	0.26%	0.55%	to	1.90%	(26.89)%	to	(27.87)%
2021	143,617	$4.48	to	$3.34	$618,452	0.03%	0.55%	to	1.90%	26.81%	to	25.11%
Fid VIP Emer Mkts, Serv Cl 2
2025	3,173	$1.59	to	$1.54	$4,973	1.54%	0.65%	to	1.55%	39.88%	to	38.64%
2024	2,227	$1.13	to	$1.11	$2,504	1.32%	0.65%	to	1.55%	9.00%	to	8.01%
2023	1,829	$1.04	to	$1.03	$1,893	2.66%	0.65%	to	1.55%	8.77%	to	7.81%
2022	617	$0.96	to	$0.95	$590	5.28%	0.65%	to	1.55%	(4.74)%(5)	to	(5.30)%(5)
Fid VIP Energy, Serv Cl 2
2025	2,752	$1.32	to	$1.28	$3,581	2.06%	0.65%	to	1.55%	9.62%	to	8.64%
2024	2,329	$1.20	to	$1.18	$2,775	2.19%	0.65%	to	1.55%	3.34%	to	2.41%
2023	1,982	$1.17	to	$1.15	$2,295	2.81%	0.65%	to	1.55%	0.05%	to	(0.84)%
2022	681	$1.16	to	$1.16	$792	5.09%	0.65%	to	1.55%	15.45%(5)	to	14.76%(5)
Fid VIP Gro & Inc, Serv Cl
2025	7,649	$6.27	to	$5.64	$44,971	1.42%	0.55%	to	0.95%	20.72%	to	20.24%
2024	8,759	$5.19	to	$4.69	$42,673	1.32%	0.55%	to	0.95%	21.46%	to	20.97%
2023	10,014	$4.27	to	$3.88	$40,195	1.56%	0.55%	to	0.95%	17.93%	to	17.46%
RiverSource Variable Account 10 ■ 139

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	10,958	$3.62	to	$3.30	$37,405	1.56%	0.55%	to	0.95%	(5.54)%	to	(5.92)%
2021	11,782	$3.84	to	$3.51	$42,718	2.29%	0.55%	to	0.95%	25.07%	to	24.58%
Fid VIP Gro & Inc, Serv Cl 2
2025	23,312	$6.65	to	$1.67	$126,854	1.36%	0.55%	to	1.55%	20.55%	to	19.35%
2024	22,743	$5.52	to	$1.40	$109,129	1.26%	0.55%	to	1.55%	21.29%	to	20.07%
2023	23,416	$4.55	to	$1.16	$96,519	1.50%	0.55%	to	1.55%	17.72%	to	16.55%
2022	23,378	$3.87	to	$1.00	$84,649	1.46%	0.55%	to	1.55%	(5.69)%	to	(0.41)%(5)
2021	24,392	$4.10	to	$3.74	$95,670	2.17%	0.55%	to	1.20%	24.95%	to	24.14%
Fid VIP Gro Opp, Serv Cl 2
2025	23,350	$2.02	to	$1.96	$46,556	— %	0.65%	to	1.55%	20.85%	to	19.77%
2024	15,519	$1.67	to	$1.63	$25,706	— %	0.65%	to	1.55%	37.66%	to	36.42%
2023	7,196	$1.22	to	$1.20	$8,689	— %	0.65%	to	1.55%	44.36%	to	43.08%
2022	1,783	$0.84	to	$0.84	$1,499	— %	0.65%	to	1.55%	(17.23)%(5)	to	(17.72)%(5)
Fid VIP Intl Cap Appr, Serv Cl 2
2025	12,031	$1.48	to	$1.43	$17,536	0.94%	0.65%	to	1.55%	17.59%	to	16.54%
2024	6,502	$1.25	to	$1.22	$8,079	0.79%	0.65%	to	1.55%	7.22%	to	6.25%
2023	3,267	$1.17	to	$1.15	$3,798	0.25%	0.65%	to	1.55%	26.37%	to	25.22%
2022	689	$0.93	to	$0.92	$637	0.22%	0.65%	to	1.55%	(6.69)%(5)	to	(7.24)%(5)
Fid VIP Invest Gr, Serv Cl 2
2025	26,298	$1.07	to	$1.04	$27,898	4.03%	0.65%	to	1.55%	6.24%	to	5.28%
2024	15,685	$1.01	to	$0.99	$15,716	4.08%	0.65%	to	1.55%	0.84%	to	(0.08)%
2023	7,882	$1.00	to	$0.99	$7,862	4.31%	0.65%	to	1.55%	5.32%	to	4.38%
2022	859	$0.95	to	$0.95	$817	7.27%	0.65%	to	1.55%	(4.16)%(5)	to	(4.73)%(5)
Fid VIP Mid Cap, Serv Cl
2025	4,525	$14.33	to	$12.90	$61,101	0.35%	0.55%	to	0.95%	11.05%	to	10.61%
2024	5,239	$12.91	to	$11.66	$63,821	0.46%	0.55%	to	0.95%	16.71%	to	16.24%
2023	5,939	$11.06	to	$10.03	$62,092	0.50%	0.55%	to	0.95%	14.38%	to	13.92%
2022	6,630	$9.67	to	$8.81	$60,815	0.40%	0.55%	to	0.95%	(15.32)%	to	(15.66)%
2021	7,266	$11.42	to	$10.44	$78,981	0.50%	0.55%	to	0.95%	24.82%	to	24.32%
Fid VIP Mid Cap, Serv Cl 2
2025	55,804	$9.06	to	$2.97	$363,847	0.25%	0.55%	to	1.90%	10.88%	to	9.39%
2024	59,996	$8.17	to	$2.71	$357,178	0.34%	0.55%	to	1.90%	16.53%	to	14.95%
2023	65,759	$7.01	to	$2.36	$337,242	0.38%	0.55%	to	1.90%	14.17%	to	12.65%
2022	70,982	$6.14	to	$2.09	$320,729	0.27%	0.55%	to	1.90%	(15.43)%	to	(16.56)%
2021	76,803	$7.27	to	$2.51	$412,423	0.36%	0.55%	to	1.90%	24.62%	to	22.95%
Fid VIP Overseas, Serv Cl
2025	3,649	$3.04	to	$2.73	$10,391	1.53%	0.55%	to	0.95%	19.62%	to	19.14%
2024	3,938	$2.54	to	$2.29	$9,394	1.59%	0.55%	to	0.95%	4.38%	to	3.96%
2023	4,139	$2.43	to	$2.21	$9,498	0.95%	0.55%	to	0.95%	19.75%	to	19.27%
2022	4,330	$2.03	to	$1.85	$8,318	0.96%	0.55%	to	0.95%	(25.00)%	to	(25.30)%
2021	4,660	$2.71	to	$2.48	$11,967	0.44%	0.55%	to	0.95%	18.92%	to	18.44%
Fid VIP Overseas, Serv Cl 2
2025	15,441	$3.58	to	$2.11	$46,160	1.38%	0.55%	to	1.45%	19.40%	to	18.33%
2024	16,335	$3.00	to	$1.78	$41,147	1.39%	0.55%	to	1.45%	4.23%	to	3.29%
2023	16,514	$2.88	to	$1.72	$40,198	0.80%	0.55%	to	1.45%	19.56%	to	18.50%
2022	17,219	$2.41	to	$1.46	$35,279	0.80%	0.55%	to	1.45%	(25.09)%	to	(25.76)%
2021	19,522	$3.22	to	$1.96	$53,906	0.32%	0.55%	to	1.45%	18.74%	to	17.67%
Fid VIP Strategic Inc, Serv Cl 2
2025	151,321	$1.44	to	$1.21	$205,793	3.68%	0.55%	to	1.90%	7.98%	to	6.54%
2024	146,803	$1.33	to	$1.14	$185,773	3.72%	0.55%	to	1.90%	5.20%	to	3.78%
2023	134,874	$1.27	to	$1.10	$162,987	4.45%	0.55%	to	1.90%	8.58%	to	7.13%
2022	131,771	$1.17	to	$1.02	$147,370	3.39%	0.55%	to	1.90%	(12.00)%	to	(13.18)%
2021	138,730	$1.33	to	$1.18	$177,205	2.56%	0.55%	to	1.90%	2.97%	to	1.58%
Frank Global Real Est, Cl 2
 140 ■ RiverSource Variable Account 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2025	15,246	$3.71	to	$1.15	$38,660	1.41%	0.55%	to	1.45%	7.34%	to	6.37%
2024	17,445	$3.46	to	$1.08	$41,247	1.83%	0.55%	to	1.45%	(0.87)%	to	(1.76)%
2023	19,107	$3.49	to	$1.10	$46,209	2.88%	0.55%	to	1.45%	10.82%	to	9.83%
2022	22,064	$3.15	to	$1.00	$48,213	2.42%	0.55%	to	1.45%	(26.47)%	to	(27.12)%
2021	23,528	$4.28	to	$1.37	$70,706	0.89%	0.55%	to	1.45%	26.09%	to	24.97%
Frank Inc, Cl 2
2025	33,181	$1.98	to	$1.66	$61,733	5.10%	0.55%	to	1.90%	11.94%	to	10.45%
2024	35,827	$1.77	to	$1.51	$59,763	5.13%	0.55%	to	1.90%	6.61%	to	5.18%
2023	38,683	$1.66	to	$1.43	$60,747	5.16%	0.55%	to	1.90%	8.03%	to	6.58%
2022	41,040	$1.53	to	$1.34	$59,978	4.85%	0.55%	to	1.90%	(5.99)%	to	(7.25)%
2021	38,475	$1.63	to	$1.45	$60,037	4.60%	0.55%	to	1.90%	16.12%	to	14.56%
Frank Inc, Cl 4
2025	14,196	$1.24	to	$1.20	$17,436	4.81%	0.65%	to	1.55%	11.70%	to	10.70%
2024	10,989	$1.11	to	$1.09	$12,123	5.20%	0.65%	to	1.55%	6.38%	to	5.42%
2023	5,805	$1.05	to	$1.03	$6,034	4.84%	0.65%	to	1.55%	7.85%	to	6.88%
2022	2,561	$0.97	to	$0.96	$2,476	7.34%	0.65%	to	1.55%	(3.02)%(5)	to	(3.59)%(5)
Frank Mutual Gbl Dis, Cl 4
2025	1,069	$1.51	to	$1.46	$1,592	2.05%	0.65%	to	1.55%	22.45%	to	21.37%
2024	503	$1.23	to	$1.20	$614	1.66%	0.65%	to	1.55%	3.90%	to	2.97%
2023	421	$1.18	to	$1.17	$496	2.88%	0.65%	to	1.55%	19.36%	to	18.29%
2022	134	$0.99	to	$0.99	$134	1.49%	0.65%	to	1.55%	(0.78)%(5)	to	(1.37)%(5)
Frank Mutual Shares, Cl 2
2025	17,952	$3.83	to	$2.20	$57,663	1.99%	0.55%	to	1.90%	10.91%	to	9.42%
2024	20,758	$3.46	to	$2.01	$60,103	1.93%	0.55%	to	1.90%	10.66%	to	9.17%
2023	23,728	$3.12	to	$1.84	$62,315	1.87%	0.55%	to	1.90%	12.84%	to	11.33%
2022	26,191	$2.77	to	$1.66	$61,099	1.83%	0.55%	to	1.90%	(7.94)%	to	(9.17)%
2021	28,365	$3.01	to	$1.82	$72,024	2.85%	0.55%	to	1.90%	18.51%	to	16.93%
Frank Sm Cap Val, Cl 2
2025	17,042	$8.95	to	$2.69	$104,420	1.10%	0.55%	to	1.90%	7.06%	to	5.62%
2024	19,525	$8.36	to	$2.55	$110,503	0.93%	0.55%	to	1.90%	11.09%	to	9.59%
2023	22,656	$7.52	to	$2.33	$114,080	0.52%	0.55%	to	1.90%	12.13%	to	10.63%
2022	25,398	$6.71	to	$2.10	$113,286	1.00%	0.55%	to	1.90%	(10.56)%	to	(11.75)%
2021	26,794	$7.50	to	$2.38	$134,339	1.02%	0.55%	to	1.90%	24.68%	to	23.00%
Frank Sm Cap Val, Cl 4
2025	6,231	$1.31	to	$1.27	$8,076	0.92%	0.65%	to	1.55%	6.79%	to	5.84%
2024	4,048	$1.23	to	$1.20	$4,926	0.77%	0.65%	to	1.55%	10.88%	to	9.88%
2023	2,839	$1.11	to	$1.09	$3,129	0.42%	0.65%	to	1.55%	11.95%	to	10.93%
2022	1,205	$0.99	to	$0.98	$1,192	0.83%	0.65%	to	1.55%	(1.65)%(5)	to	(2.23)%(5)
GS VIT Mid Cap Val, Inst
2025	10,530	$10.44	to	$6.55	$97,765	1.16%	0.55%	to	1.20%	8.79%	to	8.09%
2024	12,052	$9.59	to	$6.06	$103,251	0.98%	0.55%	to	1.20%	11.78%	to	11.05%
2023	13,864	$8.58	to	$5.45	$106,603	1.00%	0.55%	to	1.20%	10.81%	to	10.09%
2022	15,316	$7.74	to	$4.95	$106,671	0.68%	0.55%	to	1.20%	(10.48)%	to	(11.06)%
2021	16,894	$8.65	to	$5.57	$131,913	0.46%	0.55%	to	1.20%	30.23%	to	29.39%
GS VIT Sm Cap Eq Insights, Inst
2025	744	$7.45	to	$6.70	$5,150	0.72%	0.55%	to	0.95%	15.50%	to	15.04%
2024	844	$6.45	to	$5.83	$5,093	0.97%	0.55%	to	0.95%	18.40%	to	17.92%
2023	901	$5.45	to	$4.94	$4,602	1.00%	0.55%	to	0.95%	18.62%	to	18.15%
2022	975	$4.59	to	$4.18	$4,209	0.31%	0.55%	to	0.95%	(19.82)%	to	(20.14)%
2021	1,088	$5.73	to	$5.24	$5,878	0.45%	0.55%	to	0.95%	23.11%	to	22.62%
GS VIT Sm Cap Eq Insights, Serv
2025	4,624	$1.53	to	$1.48	$6,961	0.69%	0.65%	to	1.55%	15.07%	to	14.04%
2024	2,063	$1.33	to	$1.30	$2,706	1.14%	0.65%	to	1.55%	18.04%	to	16.98%
2023	902	$1.12	to	$1.11	$1,008	1.29%	0.65%	to	1.55%	18.18%	to	17.13%
RiverSource Variable Account 10 ■ 141

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	330	$0.95	to	$0.95	$314	0.25%	0.65%	to	1.55%	(5.77)%(5)	to	(6.32)%(5)
GS VIT U.S. Eq Insights, Inst
2025	17,060	$6.21	to	$5.00	$99,627	0.68%	0.55%	to	1.45%	15.11%	to	14.08%
2024	19,943	$5.40	to	$4.38	$101,544	0.62%	0.55%	to	1.45%	27.62%	to	26.47%
2023	23,461	$4.23	to	$3.46	$93,870	0.68%	0.55%	to	1.45%	23.13%	to	22.03%
2022	26,352	$3.44	to	$2.84	$85,875	0.79%	0.55%	to	1.45%	(20.18)%	to	(20.89)%
2021	29,415	$4.30	to	$3.59	$120,460	0.78%	0.55%	to	1.45%	28.70%	to	27.54%
Invesco VI Am Fran, Ser I
2025	2,582	$5.77	to	$5.46	$14,389	— %	0.55%	to	0.95%	11.05%	to	10.61%
2024	3,022	$5.20	to	$4.94	$15,204	— %	0.55%	to	0.95%	34.14%	to	33.61%
2023	3,517	$3.87	to	$3.70	$13,220	— %	0.55%	to	0.95%	40.16%	to	39.60%
2022	3,864	$2.76	to	$2.65	$10,393	— %	0.55%	to	0.95%	(31.49)%	to	(31.76)%
2021	4,117	$4.03	to	$3.88	$16,208	— %	0.55%	to	0.95%	11.31%	to	10.87%
Invesco VI Am Fran, Ser II
2025	7,916	$5.58	to	$4.93	$42,220	— %	0.55%	to	1.45%	10.78%	to	9.78%
2024	9,428	$5.03	to	$4.49	$45,554	— %	0.55%	to	1.45%	33.82%	to	32.61%
2023	11,541	$3.76	to	$3.39	$41,827	— %	0.55%	to	1.45%	39.83%	to	38.58%
2022	13,038	$2.69	to	$2.44	$33,926	— %	0.55%	to	1.45%	(31.67)%	to	(32.28)%
2021	14,122	$3.94	to	$3.61	$53,938	— %	0.55%	to	1.45%	11.04%	to	10.04%
Invesco VI Bal Risk Alloc, Ser II
2025	18,884	$1.51	to	$1.27	$26,952	6.80%	0.55%	to	1.90%	8.09%	to	6.64%
2024	19,882	$1.39	to	$1.19	$26,351	5.69%	0.55%	to	1.90%	2.99%	to	1.60%
2023	22,516	$1.35	to	$1.17	$29,098	— %	0.55%	to	1.90%	5.82%	to	4.40%
2022	26,236	$1.28	to	$1.12	$32,129	7.41%	0.55%	to	1.90%	(14.98)%	to	(16.12)%
2021	25,890	$1.50	to	$1.34	$37,476	3.03%	0.55%	to	1.90%	8.66%	to	7.21%
Invesco VI Comstock, Ser II
2025	21,021	$5.63	to	$1.46	$103,412	1.44%	0.55%	to	1.55%	16.50%	to	15.34%
2024	22,813	$4.84	to	$1.26	$97,684	1.49%	0.55%	to	1.55%	14.23%	to	13.09%
2023	25,314	$4.23	to	$1.12	$95,816	1.55%	0.55%	to	1.55%	11.48%	to	10.37%
2022	27,918	$3.80	to	$1.01	$95,536	1.35%	0.55%	to	1.55%	0.29%	to	0.68%(5)
2021	29,782	$3.79	to	$2.71	$102,722	1.57%	0.55%	to	1.45%	32.31%	to	31.13%
Invesco VI Core Eq, Ser I
2025	10,209	$7.52	to	$7.52	$77,556	0.65%	1.25%	to	1.25%	14.72%	to	14.72%
2024	11,324	$6.56	to	$6.56	$75,004	0.69%	1.25%	to	1.25%	24.04%	to	24.04%
2023	12,684	$5.29	to	$5.29	$67,844	0.73%	1.25%	to	1.25%	21.84%	to	21.84%
2022	13,894	$4.34	to	$4.34	$61,007	0.91%	1.25%	to	1.25%	(21.53)%	to	(21.53)%
2021	15,101	$5.53	to	$5.53	$84,521	0.66%	1.25%	to	1.25%	26.15%	to	26.15%
Invesco VI Core Plus Bond, Ser II
2025	9,562	$1.08	to	$1.04	$10,174	4.41%	0.65%	to	1.55%	6.27%	to	5.32%
2024	7,052	$1.01	to	$0.99	$7,083	4.33%	0.65%	to	1.55%	2.05%	to	1.14%
2023	3,782	$0.99	to	$0.98	$3,735	3.83%	0.65%	to	1.55%	5.16%	to	4.23%
2022	387	$0.95	to	$0.94	$366	1.32%	0.65%	to	1.55%	(4.93)%(5)	to	(5.50)%(5)
Invesco VI Dis Mid Cap Gro, Ser I
2025	8,772	$1.78	to	$1.71	$15,426	— %	0.55%	to	1.20%	4.21%	to	3.54%
2024	10,489	$1.71	to	$1.66	$17,744	— %	0.55%	to	1.20%	23.55%	to	22.74%
2023	11,608	$1.38	to	$1.35	$15,945	— %	0.55%	to	1.20%	12.53%	to	11.81%
2022	12,594	$1.23	to	$1.21	$15,421	— %	0.55%	to	1.20%	(31.36)%	to	(31.80)%
2021	14,159	$1.79	to	$1.77	$25,333	— %	0.55%	to	1.20%	18.45%	to	17.68%
Invesco VI Dis Mid Cap Gro, Ser II
2025	5,624	$1.75	to	$1.67	$9,655	— %	0.55%	to	1.45%	3.96%	to	3.03%
2024	6,804	$1.69	to	$1.62	$11,272	— %	0.55%	to	1.45%	23.24%	to	22.13%
2023	7,520	$1.37	to	$1.32	$10,148	— %	0.55%	to	1.45%	12.23%	to	11.23%
2022	8,247	$1.22	to	$1.19	$9,954	— %	0.55%	to	1.45%	(31.51)%	to	(32.12)%
2021	9,306	$1.78	to	$1.75	$16,458	— %	0.55%	to	1.45%	18.14%	to	17.08%
 142 ■ RiverSource Variable Account 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
Invesco VI Div Divd, Ser I
2025	4,827	$3.68	to	$3.34	$17,071	1.60%	0.55%	to	1.20%	15.11%	to	14.36%
2024	5,577	$3.20	to	$2.92	$17,184	1.84%	0.55%	to	1.20%	12.59%	to	11.86%
2023	6,442	$2.84	to	$2.61	$17,683	1.96%	0.55%	to	1.20%	8.45%	to	7.75%
2022	7,439	$2.62	to	$2.43	$18,878	1.89%	0.55%	to	1.20%	(2.22)%	to	(2.85)%
2021	7,765	$2.68	to	$2.50	$20,232	2.10%	0.55%	to	1.20%	18.24%	to	17.48%
Invesco VI Div Divd, Ser II
2025	2,785	$3.39	to	$3.11	$9,282	1.38%	0.85%	to	1.45%	14.46%	to	13.78%
2024	3,107	$2.96	to	$2.73	$9,066	1.62%	0.85%	to	1.45%	12.00%	to	11.33%
2023	3,624	$2.65	to	$2.45	$9,457	1.70%	0.85%	to	1.45%	7.85%	to	7.21%
2022	4,379	$2.45	to	$2.29	$10,598	1.68%	0.85%	to	1.45%	(2.75)%	to	(3.33)%
2021	4,426	$2.52	to	$2.37	$11,041	1.92%	0.85%	to	1.45%	17.59%	to	16.89%
Invesco VI EQV Intl Eq, Ser II
2025	13,027	$2.86	to	$2.14	$33,605	1.16%	0.55%	to	1.45%	15.59%	to	14.56%
2024	14,981	$2.47	to	$1.87	$33,563	1.49%	0.55%	to	1.45%	(0.21)%	to	(1.11)%
2023	17,008	$2.48	to	$1.89	$38,321	— %	0.55%	to	1.45%	17.22%	to	16.18%
2022	19,003	$2.12	to	$1.63	$36,630	1.41%	0.55%	to	1.45%	(18.95)%	to	(19.68)%
2021	20,910	$2.61	to	$2.02	$49,860	1.03%	0.55%	to	1.45%	5.03%	to	4.09%
Invesco VI Gbl Strat Inc, Ser II
2025	63,676	$1.99	to	$1.01	$114,605	5.30%	0.55%	to	1.90%	12.14%	to	10.64%
2024	70,761	$1.77	to	$0.91	$113,889	2.66%	0.55%	to	1.90%	2.22%	to	0.85%
2023	78,192	$1.73	to	$0.90	$123,483	— %	0.55%	to	1.90%	8.01%	to	6.56%
2022	85,984	$1.60	to	$0.85	$126,018	— %	0.55%	to	1.90%	(12.20)%	to	(13.37)%
2021	98,263	$1.83	to	$0.98	$164,758	4.16%	0.55%	to	1.90%	(4.09)%	to	(5.38)%
Invesco VI Global, Ser II
2025	27,392	$5.80	to	$3.13	$132,365	— %	0.55%	to	1.90%	14.38%	to	12.85%
2024	30,209	$5.07	to	$2.77	$127,717	— %	0.55%	to	1.90%	15.15%	to	13.60%
2023	33,561	$4.40	to	$2.44	$123,102	— %	0.55%	to	1.90%	33.71%	to	31.92%
2022	37,552	$3.29	to	$1.85	$103,293	— %	0.55%	to	1.90%	(32.31)%	to	(33.22)%
2021	41,188	$4.87	to	$2.77	$168,530	— %	0.55%	to	1.90%	14.54%	to	13.00%
Invesco VI Hlth, Ser II
2025	6,935	$3.90	to	$3.47	$25,967	— %	0.55%	to	1.45%	14.45%	to	13.43%
2024	8,537	$3.41	to	$3.05	$28,023	— %	0.55%	to	1.45%	3.30%	to	2.37%
2023	10,054	$3.30	to	$2.98	$32,073	— %	0.55%	to	1.45%	2.20%	to	1.29%
2022	11,724	$3.23	to	$2.95	$36,734	— %	0.55%	to	1.45%	(14.01)%	to	(14.78)%
2021	12,805	$3.75	to	$3.46	$46,666	— %	0.55%	to	1.45%	11.43%	to	10.43%
Invesco VI Main St, Ser II
2025	1,111	$2.47	to	$2.35	$2,735	0.32%	0.85%	to	1.45%	14.66%	to	13.98%
2024	1,199	$2.16	to	$2.06	$2,580	— %	0.85%	to	1.45%	22.34%	to	21.61%
2023	1,307	$1.76	to	$1.69	$2,299	0.48%	0.85%	to	1.45%	21.79%	to	21.07%
2022	1,597	$1.45	to	$1.40	$2,295	1.10%	0.85%	to	1.45%	(20.98)%	to	(21.46)%
2021	1,925	$1.83	to	$1.78	$3,503	0.51%	0.85%	to	1.45%	26.15%	to	25.40%
Invesco VI Mn St Sm Cap, Ser II
2025	22,347	$6.02	to	$3.15	$112,146	0.23%	0.55%	to	1.90%	7.84%	to	6.40%
2024	22,985	$5.58	to	$2.96	$107,467	— %	0.55%	to	1.90%	11.79%	to	10.28%
2023	23,472	$5.00	to	$2.68	$98,221	0.96%	0.55%	to	1.90%	17.18%	to	15.61%
2022	23,898	$4.26	to	$2.32	$85,386	0.25%	0.55%	to	1.90%	(16.50)%	to	(17.62)%
2021	26,168	$5.11	to	$2.82	$112,646	0.18%	0.55%	to	1.90%	21.59%	to	19.96%
Invesco VI Tech, Ser I
2025	5,841	$5.63	to	$5.65	$31,677	— %	0.55%	to	1.20%	19.81%	to	19.03%
2024	6,567	$4.70	to	$4.75	$29,890	— %	0.55%	to	1.20%	33.53%	to	32.66%
2023	7,330	$3.52	to	$3.58	$24,846	— %	0.55%	to	1.20%	46.14%	to	45.20%
2022	8,033	$2.41	to	$2.46	$18,662	— %	0.55%	to	1.20%	(40.28)%	to	(40.67)%
2021	8,637	$4.03	to	$4.15	$33,694	— %	0.55%	to	1.20%	13.78%	to	13.05%
RiverSource Variable Account 10 ■ 143

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
Invesco VI Tech, Ser II
2025	5,923	$1.86	to	$1.80	$10,859	— %	0.65%	to	1.55%	19.38%	to	18.31%
2024	5,149	$1.56	to	$1.52	$7,935	— %	0.65%	to	1.55%	32.99%	to	31.78%
2023	2,929	$1.17	to	$1.15	$3,408	— %	0.65%	to	1.55%	45.77%	to	44.47%
2022	610	$0.80	to	$0.80	$490	— %	0.65%	to	1.55%	(20.88)%(5)	to	(21.36)%(5)
Janus Hend VIT Gbl Tech Innov, Srv
2025	9,820	$6.00	to	$2.06	$50,784	— %	0.55%	to	1.55%	24.16%	to	22.92%
2024	9,868	$4.83	to	$1.68	$43,523	— %	0.55%	to	1.55%	31.03%	to	29.72%
2023	9,595	$3.69	to	$1.29	$33,980	— %	0.55%	to	1.55%	53.43%	to	51.91%
2022	9,650	$2.40	to	$0.85	$22,290	— %	0.55%	to	1.55%	(37.47)%	to	(16.26)%(5)
2021	11,042	$3.84	to	$8.59	$41,320	0.11%	0.55%	to	1.20%	17.10%	to	16.34%
Janus Henderson VIT Bal, Serv
2025	95,492	$1.98	to	$1.78	$182,157	1.72%	0.55%	to	1.90%	14.19%	to	12.66%
2024	93,103	$1.73	to	$1.58	$156,291	1.78%	0.55%	to	1.90%	14.51%	to	12.97%
2023	89,611	$1.51	to	$1.40	$132,210	1.82%	0.55%	to	1.90%	14.51%	to	12.97%
2022	88,215	$1.32	to	$1.24	$113,816	0.98%	0.55%	to	1.90%	(17.07)%	to	(18.18)%
2021	87,752	$1.59	to	$1.52	$137,239	0.69%	0.55%	to	1.90%	16.27%	to	14.70%
Janus Henderson VIT Enter, Serv
2025	3,841	$3.92	to	$3.54	$14,098	0.05%	0.55%	to	0.95%	6.83%	to	6.40%
2024	4,236	$3.67	to	$3.32	$14,590	0.62%	0.55%	to	0.95%	14.69%	to	14.23%
2023	4,828	$3.20	to	$2.91	$14,534	0.09%	0.55%	to	0.95%	17.13%	to	16.67%
2022	5,343	$2.73	to	$2.49	$13,772	0.08%	0.55%	to	0.95%	(16.61)%	to	(16.94)%
2021	5,926	$3.27	to	$3.00	$18,370	0.24%	0.55%	to	0.95%	15.90%	to	15.44%
Janus Henderson VIT Flex Bd, Serv
2025	63,690	$1.19	to	$1.00	$71,267	4.58%	0.55%	to	1.90%	6.64%	to	5.21%
2024	60,128	$1.11	to	$0.95	$63,357	4.30%	0.55%	to	1.90%	1.07%	to	(0.29)%
2023	54,461	$1.10	to	$0.95	$57,033	3.72%	0.55%	to	1.90%	4.72%	to	3.33%
2022	49,715	$1.05	to	$0.92	$49,951	1.97%	0.55%	to	1.90%	(14.37)%	to	(15.51)%
2021	54,882	$1.23	to	$1.09	$64,705	1.63%	0.55%	to	1.90%	(1.66)%	to	(2.97)%
Janus Henderson VIT Forty, Serv
2025	4,224	$1.79	to	$1.73	$7,459	0.00%	0.65%	to	1.55%	17.10%	to	16.05%
2024	3,637	$1.53	to	$1.49	$5,506	0.01%	0.65%	to	1.55%	27.30%	to	26.15%
2023	2,031	$1.20	to	$1.18	$2,427	0.20%	0.65%	to	1.55%	38.75%	to	37.51%
2022	550	$0.87	to	$0.86	$477	0.21%	0.65%	to	1.55%	(14.36)%(5)	to	(14.87)%(5)
Janus Henderson VIT Overseas, Serv
2025	12,043	$2.78	to	$1.43	$28,813	1.35%	0.55%	to	1.55%	27.87%	to	26.60%
2024	11,882	$2.17	to	$1.13	$22,946	1.34%	0.55%	to	1.55%	4.99%	to	3.94%
2023	10,521	$2.07	to	$1.09	$20,209	1.43%	0.55%	to	1.55%	9.98%	to	8.89%
2022	10,668	$1.88	to	$1.00	$19,075	1.70%	0.55%	to	1.55%	(9.34)%	to	(0.29)%(5)
2021	10,886	$2.08	to	$3.21	$21,627	1.02%	0.55%	to	1.20%	12.67%	to	11.94%
Janus Henderson VIT Res, Serv
2025	12,401	$6.58	to	$5.14	$75,233	— %	0.55%	to	1.90%	17.45%	to	15.88%
2024	13,692	$5.60	to	$4.44	$71,065	— %	0.55%	to	1.90%	34.21%	to	32.41%
2023	15,163	$4.17	to	$3.35	$58,985	0.06%	0.55%	to	1.90%	42.03%	to	40.13%
2022	15,712	$2.94	to	$2.39	$43,311	— %	0.55%	to	1.90%	(30.45)%	to	(31.38)%
2021	16,792	$4.23	to	$3.48	$66,914	0.02%	0.55%	to	1.90%	19.39%	to	17.79%
Lazard Ret Emer Mkts Eq, Serv
2025	1,625	$1.70	to	$1.65	$2,727	2.97%	0.65%	to	1.55%	40.85%	to	39.59%
2024	789	$1.21	to	$1.18	$946	3.79%	0.65%	to	1.55%	6.73%	to	5.77%
2023	332	$1.13	to	$1.11	$374	7.35%	0.65%	to	1.55%	21.48%	to	20.40%
2022	43	$0.93	to	$0.93	$42	3.94%	0.65%	to	1.55%	(6.40)%(5)	to	(6.96)%(5)
Lazard Ret Global Dyn MA, Serv
2025	4,932	$1.92	to	$1.61	$8,906	1.07%	0.55%	to	1.90%	15.09%	to	13.55%
 144 ■ RiverSource Variable Account 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	5,920	$1.67	to	$1.42	$9,309	— %	0.55%	to	1.90%	8.00%	to	6.54%
2023	6,834	$1.54	to	$1.33	$10,001	— %	0.55%	to	1.90%	10.21%	to	8.73%
2022	8,731	$1.40	to	$1.23	$11,622	0.08%	0.55%	to	1.90%	(17.83)%	to	(18.93)%
2021	10,498	$1.70	to	$1.51	$17,083	2.74%	0.55%	to	1.90%	11.32%	to	9.83%
Lord Abt Bond Debenture, Cl VC
2025	9,193	$1.15	to	$1.11	$10,414	7.19%	0.65%	to	1.55%	7.63%	to	6.67%
2024	6,208	$1.07	to	$1.04	$6,556	7.23%	0.65%	to	1.55%	6.03%	to	5.07%
2023	3,237	$1.01	to	$0.99	$3,236	8.46%	0.65%	to	1.55%	5.87%	to	4.91%
2022	935	$0.95	to	$0.95	$887	20.62%	0.65%	to	1.55%	(4.49)%(5)	to	(5.05)%(5)
Lord Abt Short Dur Inc, Cl VC
2025	19,089	$1.12	to	$1.09	$21,179	5.38%	0.65%	to	1.55%	5.22%	to	4.27%
2024	12,218	$1.07	to	$1.04	$12,919	5.37%	0.65%	to	1.55%	4.45%	to	3.51%
2023	8,565	$1.02	to	$1.01	$8,707	6.76%	0.65%	to	1.55%	4.37%	to	3.45%
2022	2,326	$0.98	to	$0.97	$2,273	11.65%	0.65%	to	1.55%	(1.84)%(5)	to	(2.43)%(5)
LVIP AC Intl, Serv Cl
2025	6,183	$2.90	to	$1.19	$16,208	1.06%	0.55%	to	1.55%	15.18%	to	14.04%
2024	6,797	$2.52	to	$1.04	$15,613	1.36%	0.55%	to	1.55%	1.89%	to	0.88%
2023	7,365	$2.47	to	$1.03	$16,816	1.25%	0.55%	to	1.55%	11.81%	to	10.71%
2022	7,608	$2.21	to	$0.93	$16,058	1.35%	0.55%	to	1.55%	(25.27)%	to	(6.43)%(5)
2021	8,507	$2.96	to	$3.01	$24,400	0.02%	0.55%	to	1.20%	8.01%	to	7.31%
LVIP AC Intl, Std Cl II
2025	2,229	$2.71	to	$2.44	$5,633	1.17%	0.55%	to	0.95%	15.35%	to	14.89%
2024	2,521	$2.35	to	$2.12	$5,543	1.61%	0.55%	to	0.95%	2.03%	to	1.63%
2023	2,880	$2.30	to	$2.09	$6,221	1.41%	0.55%	to	0.95%	11.96%	to	11.51%
2022	3,217	$2.05	to	$1.87	$6,233	1.50%	0.55%	to	0.95%	(25.17)%	to	(25.47)%
2021	3,597	$2.75	to	$2.51	$9,341	0.16%	0.55%	to	0.95%	8.15%	to	7.72%
LVIP AC Mid Cap Val, Serv Cl
2025	9,329	$3.86	to	$1.19	$36,463	1.61%	0.55%	to	1.55%	8.23%	to	7.16%
2024	10,175	$3.56	to	$1.11	$36,954	2.33%	0.55%	to	1.55%	7.93%	to	6.86%
2023	11,493	$3.30	to	$1.04	$38,655	2.17%	0.55%	to	1.55%	5.45%	to	4.40%
2022	12,448	$3.13	to	$0.99	$40,249	2.11%	0.55%	to	1.55%	(1.92)%	to	(0.64)%(5)
2021	12,841	$3.19	to	$3.46	$42,771	1.00%	0.55%	to	1.45%	22.34%	to	21.25%
LVIP AC Ultra, Serv Cl
2025	5,815	$8.67	to	$7.61	$47,588	— %	0.55%	to	1.45%	12.06%	to	11.05%
2024	7,087	$7.73	to	$6.85	$51,965	— %	0.55%	to	1.45%	27.91%	to	26.76%
2023	8,647	$6.05	to	$5.40	$49,845	— %	0.55%	to	1.45%	42.49%	to	41.21%
2022	8,897	$4.24	to	$3.83	$36,106	— %	0.55%	to	1.45%	(32.83)%	to	(33.43)%
2021	9,890	$6.32	to	$5.75	$60,002	— %	0.55%	to	1.45%	22.32%	to	21.23%
LVIP AC Val, Serv Cl
2025	35,198	$5.83	to	$3.01	$169,454	1.43%	0.55%	to	1.90%	15.22%	to	13.67%
2024	40,099	$5.06	to	$2.65	$167,819	2.70%	0.55%	to	1.90%	8.69%	to	7.23%
2023	46,305	$4.65	to	$2.47	$177,917	2.23%	0.55%	to	1.90%	8.42%	to	6.98%
2022	51,027	$4.29	to	$2.31	$180,526	1.96%	0.55%	to	1.90%	(0.24)%	to	(1.57)%
2021	49,692	$4.30	to	$2.35	$178,573	1.59%	0.55%	to	1.90%	23.60%	to	21.95%
LVIP AC Val, Std Cl II
2025	3,881	$7.07	to	$6.37	$25,851	1.57%	0.55%	to	0.95%	15.38%	to	14.93%
2024	4,394	$6.13	to	$5.54	$25,432	2.81%	0.55%	to	0.95%	8.88%	to	8.44%
2023	5,194	$5.63	to	$5.11	$27,678	2.38%	0.55%	to	0.95%	8.50%	to	8.07%
2022	5,778	$5.19	to	$4.73	$28,456	2.09%	0.55%	to	0.95%	(0.01)%	to	(0.41)%
2021	6,246	$5.19	to	$4.75	$30,851	1.73%	0.55%	to	0.95%	23.83%	to	23.33%
LVIP JPM US Eq, Serv Cl
2025	3,796	$1.63	to	$1.58	$6,122	0.29%	0.65%	to	1.55%	13.51%	to	12.50%
2024	3,347	$1.44	to	$1.41	$4,772	0.37%	0.65%	to	1.55%	22.88%	to	21.77%
2023	3,279	$1.17	to	$1.15	$3,819	1.03%	0.65%	to	1.55%	16.04%(7)	to	15.34%(7)
RiverSource Variable Account 10 ■ 145

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
MFS Gbl Real Est, Serv Cl
2025	2,699	$0.89	to	$0.86	$2,379	1.25%	0.65%	to	1.55%	2.62%	to	1.71%
2024	1,873	$0.87	to	$0.85	$1,613	1.71%	0.65%	to	1.55%	(3.56)%	to	(4.43)%
2023	1,148	$0.90	to	$0.89	$1,029	0.55%	0.65%	to	1.55%	10.49%	to	9.50%
2022	483	$0.82	to	$0.81	$394	1.65%	0.65%	to	1.55%	(16.74)%(5)	to	(17.24)%(5)
MFS Intl Gro, Serv Cl
2025	7,790	$1.44	to	$1.40	$11,087	0.79%	0.65%	to	1.55%	20.03%	to	18.95%
2024	4,684	$1.20	to	$1.17	$5,571	0.88%	0.65%	to	1.55%	8.05%	to	7.09%
2023	2,680	$1.11	to	$1.10	$2,962	1.17%	0.65%	to	1.55%	13.66%	to	12.66%
2022	611	$0.98	to	$0.97	$597	0.40%	0.65%	to	1.55%	(1.98)%(5)	to	(2.56)%(5)
MFS Mass Inv Gro Stock, Serv Cl
2025	19,610	$3.43	to	$3.12	$64,914	0.02%	0.55%	to	1.45%	9.00%	to	8.03%
2024	22,853	$3.15	to	$2.88	$69,636	0.13%	0.55%	to	1.45%	15.34%	to	14.30%
2023	26,423	$2.73	to	$2.52	$70,051	0.05%	0.55%	to	1.45%	23.03%	to	21.93%
2022	29,550	$2.22	to	$2.07	$63,985	— %	0.55%	to	1.45%	(19.89)%	to	(20.61)%
2021	31,273	$2.77	to	$2.61	$84,817	0.03%	0.55%	to	1.45%	24.97%	to	23.85%
MFS New Dis, Serv Cl
2025	6,087	$4.65	to	$4.72	$26,646	— %	0.55%	to	1.20%	11.94%	to	11.22%
2024	6,949	$4.15	to	$4.24	$27,284	— %	0.55%	to	1.20%	5.85%	to	5.16%
2023	8,074	$3.92	to	$4.03	$30,053	— %	0.55%	to	1.20%	13.63%	to	12.89%
2022	8,688	$3.45	to	$3.57	$28,558	— %	0.55%	to	1.20%	(30.38)%	to	(30.83)%
2021	9,511	$4.96	to	$5.16	$45,049	— %	0.55%	to	1.20%	1.02%	to	0.36%
MFS Research Intl, Serv Cl
2025	3,736	$1.34	to	$1.29	$4,935	1.35%	0.65%	to	1.55%	20.97%	to	19.89%
2024	2,556	$1.11	to	$1.08	$2,798	1.49%	0.65%	to	1.55%	2.12%	to	1.20%
2023	1,693	$1.08	to	$1.07	$1,821	1.00%	0.65%	to	1.55%	12.09%	to	11.10%
2022	439	$0.97	to	$0.96	$423	2.42%	0.65%	to	1.55%	(3.09)%(5)	to	(3.66)%(5)
MFS Utilities, Serv Cl
2025	25,409	$6.51	to	$2.32	$133,208	2.73%	0.55%	to	1.90%	14.13%	to	12.60%
2024	26,564	$5.70	to	$2.06	$123,093	2.07%	0.55%	to	1.90%	10.73%	to	9.24%
2023	30,875	$5.15	to	$1.89	$128,927	3.30%	0.55%	to	1.90%	(2.86)%	to	(4.17)%
2022	35,725	$5.30	to	$1.97	$153,188	2.24%	0.55%	to	1.90%	(0.07)%	to	(1.41)%
2021	35,894	$5.31	to	$2.00	$154,358	1.52%	0.55%	to	1.90%	13.20%	to	11.68%
MS VIF Dis, Cl II
2025	13,721	$5.97	to	$3.53	$76,865	0.40%	0.55%	to	1.90%	11.82%	to	10.32%
2024	15,275	$5.34	to	$3.20	$77,103	— %	0.55%	to	1.90%	40.95%	to	39.05%
2023	18,521	$3.79	to	$2.30	$66,636	— %	0.55%	to	1.90%	43.34%	to	41.43%
2022	19,128	$2.64	to	$1.63	$48,221	— %	0.55%	to	1.90%	(63.17)%	to	(63.67)%
2021	18,790	$7.18	to	$4.48	$129,812	— %	0.55%	to	1.90%	(11.68)%	to	(12.87)%
NB AMT Quality Eq, Cl S
2025	3,484	$4.58	to	$3.87	$18,576	— %	0.60%	to	1.90%	12.75%	to	11.30%
2024	4,104	$4.06	to	$3.48	$19,494	— %	0.60%	to	1.90%	24.77%	to	23.15%
2023	4,558	$3.25	to	$2.83	$17,390	0.08%	0.60%	to	1.90%	25.81%	to	24.19%
2022	4,439	$2.59	to	$2.28	$13,471	0.12%	0.60%	to	1.90%	(19.14)%	to	(20.18)%
2021	4,556	$3.20	to	$2.85	$17,173	0.18%	0.60%	to	1.90%	22.43%	to	20.85%
Nom VIP Asset Strategy, Serv Cl
2025	6,810	$2.08	to	$1.75	$13,543	1.28%	0.55%	to	1.90%	16.02%	to	14.46%
2024	7,222	$1.80	to	$1.53	$12,398	1.85%	0.55%	to	1.90%	11.82%	to	10.32%
2023	8,132	$1.61	to	$1.39	$12,557	2.06%	0.55%	to	1.90%	13.31%	to	11.80%
2022	9,145	$1.42	to	$1.24	$12,502	1.52%	0.55%	to	1.90%	(15.21)%	to	(16.34)%
2021	10,019	$1.67	to	$1.49	$16,237	1.59%	0.55%	to	1.90%	9.84%	to	8.37%
Nom VIP for Inc, Serv Cl
2025	2,115	$1.22	to	$1.18	$2,557	6.00%	0.65%	to	1.55%	8.09%	to	7.13%
2024	1,483	$1.13	to	$1.11	$1,664	6.93%	0.65%	to	1.55%	5.61%	to	4.66%
 146 ■ RiverSource Variable Account 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2023	912	$1.07	to	$1.06	$974	5.86%	0.65%	to	1.55%	12.12%	to	11.12%
2022	413	$0.96	to	$0.95	$396	— %	0.65%	to	1.55%	(3.70)%(5)	to	(4.27)%(5)
Nom VIP Intl Core Eq, Serv Cl
2025	1,604	$1.22	to	$1.20	$1,950	0.40%	0.65%	to	1.55%	23.37%	to	22.26%
2024	1,295	$0.99	to	$0.98	$1,280	1.67%	0.65%	to	1.55%	(0.96)%(8)	to	(1.57)%(8)
PIMCO VIT All Asset, Advisor Cl
2025	20,773	$2.39	to	$1.46	$46,146	4.51%	0.55%	to	1.90%	13.57%	to	12.04%
2024	22,865	$2.11	to	$1.30	$44,867	6.26%	0.55%	to	1.90%	3.00%	to	1.62%
2023	26,172	$2.04	to	$1.28	$50,062	2.82%	0.55%	to	1.90%	7.43%	to	5.98%
2022	28,886	$1.90	to	$1.21	$51,711	7.56%	0.55%	to	1.90%	(12.35)%	to	(13.53)%
2021	28,910	$2.17	to	$1.40	$59,799	10.91%	0.55%	to	1.90%	15.41%	to	13.86%
PIMCO VIT Glb Man As Alloc, Adv Cl
2025	3,512	$1.98	to	$1.64	$6,474	4.30%	0.55%	to	1.90%	21.10%	to	19.48%
2024	3,611	$1.63	to	$1.37	$5,518	3.40%	0.55%	to	1.90%	10.14%	to	8.66%
2023	3,886	$1.48	to	$1.26	$5,409	2.10%	0.55%	to	1.90%	12.25%	to	10.73%
2022	4,495	$1.32	to	$1.14	$5,605	1.90%	0.55%	to	1.90%	(18.84)%	to	(19.93)%
2021	4,798	$1.63	to	$1.43	$7,409	2.38%	0.55%	to	1.90%	11.99%	to	10.47%
PIMCO VIT Tot Return, Advisor Cl
2025	77,256	$1.18	to	$0.99	$85,914	4.00%	0.55%	to	1.90%	8.19%	to	6.73%
2024	67,842	$1.09	to	$0.93	$70,000	3.92%	0.55%	to	1.90%	1.87%	to	0.50%
2023	59,225	$1.07	to	$0.93	$60,236	3.48%	0.55%	to	1.90%	5.25%	to	3.84%
2022	54,369	$1.02	to	$0.89	$52,773	2.52%	0.55%	to	1.90%	(14.85)%	to	(15.99)%
2021	56,072	$1.19	to	$1.06	$64,182	1.72%	0.55%	to	1.90%	(1.91)%	to	(3.22)%
Put VT Global Hlth Care, Cl IB
2025	5,863	$5.66	to	$1.23	$23,667	— %	0.55%	to	1.55%	14.42%	to	13.29%
2024	6,586	$4.95	to	$1.09	$23,746	0.46%	0.55%	to	1.55%	0.87%	to	(0.16)%
2023	6,060	$4.91	to	$1.09	$24,465	0.30%	0.55%	to	1.55%	8.54%	to	7.47%
2022	5,652	$4.52	to	$1.01	$23,143	0.41%	0.55%	to	1.55%	(5.19)%	to	2.06%(5)
2021	5,821	$4.77	to	$4.35	$26,302	1.11%	0.55%	to	1.20%	18.75%	to	17.98%
Put VT Intl Eq, Cl IB
2025	4,226	$3.27	to	$3.07	$12,980	0.01%	0.55%	to	1.20%	36.93%	to	36.04%
2024	4,328	$2.39	to	$2.26	$9,747	2.13%	0.55%	to	1.20%	2.40%	to	1.74%
2023	4,622	$2.33	to	$2.22	$10,188	0.04%	0.55%	to	1.20%	17.86%	to	17.10%
2022	4,961	$1.98	to	$1.89	$9,303	1.58%	0.55%	to	1.20%	(15.23)%	to	(15.78)%
2021	5,340	$2.33	to	$2.25	$11,852	1.17%	0.55%	to	1.20%	8.22%	to	7.52%
Put VT Intl Val, Cl IB
2025	5,183	$1.68	to	$1.62	$8,584	1.01%	0.65%	to	1.55%	33.81%	to	32.61%
2024	3,282	$1.25	to	$1.22	$4,074	2.16%	0.65%	to	1.55%	4.52%	to	3.59%
2023	2,141	$1.20	to	$1.18	$2,552	0.83%	0.65%	to	1.55%	17.91%	to	16.87%
2022	270	$1.02	to	$1.01	$275	— %	0.65%	to	1.55%	1.80%(5)	to	1.19%(5)
Put VT Lg Cap Val, Cl IB
2025	21,181	$1.64	to	$1.59	$34,286	1.20%	0.65%	to	1.55%	19.57%	to	18.50%
2024	12,873	$1.37	to	$1.34	$17,488	0.89%	0.65%	to	1.55%	18.37%	to	17.29%
2023	6,203	$1.16	to	$1.14	$7,147	1.44%	0.65%	to	1.55%	14.92%	to	13.90%
2022	1,744	$1.01	to	$1.00	$1,756	— %	0.65%	to	1.55%	0.54%(5)	to	(0.06)%(5)
Put VT Sus Fut, Cl IB
2025	2,011	$1.31	to	$1.26	$2,599	0.09%	0.65%	to	1.55%	1.99%	to	1.08%
2024	2,003	$1.28	to	$1.25	$2,545	— %	0.65%	to	1.55%	14.14%	to	13.11%
2023	1,495	$1.12	to	$1.10	$1,671	— %	0.65%	to	1.55%	27.69%	to	26.55%
2022	29	$0.88	to	$0.87	$27	— %	0.65%	to	1.55%	(12.79)%(5)	to	(13.31)%(5)
Put VT Sus Leaders, Cl IA
2025	9,706	$8.48	to	$8.48	$82,825	0.88%	1.25%	to	1.25%	9.61%	to	9.61%
2024	10,942	$7.74	to	$7.74	$85,174	0.38%	1.25%	to	1.25%	21.79%	to	21.79%
RiverSource Variable Account 10 ■ 147

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2023	12,137	$6.35	to	$6.35	$77,572	0.75%	1.25%	to	1.25%	24.85%	to	24.85%
2022	13,260	$5.09	to	$5.09	$67,887	0.84%	1.25%	to	1.25%	(23.68)%	to	(23.68)%
2021	14,649	$6.67	to	$6.67	$98,211	0.34%	1.25%	to	1.25%	22.30%	to	22.30%
Put VT Sus Leaders, Cl IB
2025	7,669	$7.03	to	$1.52	$38,633	0.67%	0.55%	to	1.55%	10.08%	to	8.99%
2024	8,345	$6.38	to	$1.39	$38,596	0.20%	0.55%	to	1.55%	22.34%	to	21.12%
2023	8,858	$5.22	to	$1.15	$35,481	0.51%	0.55%	to	1.55%	25.42%	to	24.17%
2022	7,392	$4.16	to	$0.93	$29,066	0.55%	0.55%	to	1.55%	(23.33)%	to	(7.80)%(5)
2021	7,904	$5.43	to	$5.04	$41,649	0.14%	0.55%	to	1.20%	22.86%	to	22.06%
Royce Micro-Cap, Invest Cl
2025	1,230	$9.46	to	$8.51	$10,856	— %	0.55%	to	0.95%	13.27%	to	12.82%
2024	1,358	$8.35	to	$7.54	$10,610	— %	0.55%	to	0.95%	13.04%	to	12.59%
2023	1,549	$7.38	to	$6.70	$10,731	— %	0.55%	to	0.95%	18.13%	to	17.66%
2022	1,702	$6.25	to	$5.69	$10,011	— %	0.55%	to	0.95%	(22.86)%	to	(23.17)%
2021	1,881	$8.10	to	$7.41	$14,415	— %	0.55%	to	0.95%	29.27%	to	28.75%
Temp Global Bond, Cl 2
2025	17,188	$0.88	to	$0.74	$14,295	— %	0.55%	to	1.90%	15.10%	to	13.55%
2024	18,021	$0.77	to	$0.65	$13,063	— %	0.55%	to	1.90%	(11.86)%	to	(13.05)%
2023	21,204	$0.87	to	$0.75	$17,502	— %	0.55%	to	1.90%	2.32%	to	0.95%
2022	25,466	$0.85	to	$0.75	$20,671	— %	0.55%	to	1.90%	(5.47)%	to	(6.74)%
2021	28,021	$0.90	to	$0.80	$24,169	— %	0.55%	to	1.90%	(5.51)%	to	(6.78)%
Third Ave VST Third Ave Value
2025	1,600	$7.69	to	$6.92	$11,578	2.27%	0.55%	to	0.95%	34.11%	to	33.57%
2024	1,724	$5.74	to	$5.18	$9,341	2.47%	0.55%	to	0.95%	(2.81)%	to	(3.20)%
2023	1,993	$5.90	to	$5.35	$11,135	2.34%	0.55%	to	0.95%	20.15%	to	19.67%
2022	2,166	$4.91	to	$4.47	$10,107	1.49%	0.55%	to	0.95%	15.47%	to	15.01%
2021	2,361	$4.25	to	$3.89	$9,570	0.69%	0.55%	to	0.95%	21.39%	to	20.91%
VanEck VIP Global Gold, Cl S
2025	19,171	$3.42	to	$2.88	$61,563	1.32%	0.55%	to	1.90%	162.99%	to	159.48%
2024	26,810	$1.30	to	$1.11	$32,803	2.98%	0.55%	to	1.90%	13.78%	to	12.25%
2023	27,682	$1.14	to	$0.99	$29,906	— %	0.55%	to	1.90%	9.80%	to	8.34%
2022	28,070	$1.04	to	$0.91	$27,791	— %	0.55%	to	1.90%	(13.83)%	to	(14.99)%
2021	26,221	$1.21	to	$1.07	$30,258	11.86%	0.55%	to	1.90%	(14.48)%	to	(15.63)%
VP Aggr, Cl 2
2025	269,443	$3.43	to	$2.40	$843,611	— %	0.55%	to	1.90%	16.99%	to	15.42%
2024	291,232	$2.94	to	$2.08	$791,147	— %	0.55%	to	1.90%	12.57%	to	11.06%
2023	323,688	$2.61	to	$1.87	$789,147	— %	0.55%	to	1.90%	16.58%	to	15.02%
2022	353,190	$2.24	to	$1.63	$745,332	— %	0.55%	to	1.90%	(18.63)%	to	(19.72)%
2021	379,327	$2.75	to	$2.03	$993,245	— %	0.55%	to	1.90%	15.12%	to	13.58%
VP Aggr, Cl 4
2025	136,132	$3.44	to	$2.98	$441,116	— %	0.55%	to	1.45%	16.99%	to	15.94%
2024	151,299	$2.94	to	$2.57	$421,014	— %	0.55%	to	1.45%	12.59%	to	11.58%
2023	173,886	$2.61	to	$2.31	$431,464	— %	0.55%	to	1.45%	16.55%	to	15.51%
2022	195,567	$2.24	to	$2.00	$417,888	— %	0.55%	to	1.45%	(18.64)%	to	(19.36)%
2021	212,647	$2.75	to	$2.48	$560,596	— %	0.55%	to	1.45%	15.14%	to	14.11%
VP Conserv, Cl 2
2025	274,993	$1.62	to	$1.21	$416,130	— %	0.55%	to	1.90%	9.61%	to	8.14%
2024	296,587	$1.48	to	$1.12	$410,773	— %	0.55%	to	1.90%	3.85%	to	2.45%
2023	327,628	$1.43	to	$1.10	$438,602	— %	0.55%	to	1.90%	7.87%	to	6.43%
2022	364,058	$1.32	to	$1.03	$453,757	— %	0.55%	to	1.90%	(16.01)%	to	(17.13)%
2021	386,140	$1.57	to	$1.24	$575,776	— %	0.55%	to	1.90%	2.25%	to	0.88%
VP Conserv, Cl 4
2025	162,174	$1.62	to	$1.41	$246,524	— %	0.55%	to	1.45%	9.61%	to	8.63%
2024	186,069	$1.48	to	$1.30	$259,183	— %	0.55%	to	1.45%	3.91%	to	2.98%
 148 ■ RiverSource Variable Account 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2023	215,364	$1.43	to	$1.26	$289,935	— %	0.55%	to	1.45%	7.80%	to	6.84%
2022	246,692	$1.32	to	$1.18	$309,416	— %	0.55%	to	1.45%	(15.96)%	to	(16.71)%
2021	279,904	$1.57	to	$1.42	$419,557	— %	0.55%	to	1.45%	2.25%	to	1.34%
VP Man Risk US, Cl 2
2025	231,359	$1.65	to	$1.47	$367,948	— %	0.55%	to	1.90%	8.99%	to	7.52%
2024	256,473	$1.51	to	$1.37	$375,871	— %	0.55%	to	1.90%	11.09%	to	9.59%
2023	276,365	$1.36	to	$1.25	$366,203	— %	0.55%	to	1.90%	13.92%	to	12.39%
2022	289,531	$1.19	to	$1.11	$338,221	— %	0.55%	to	1.90%	(17.67)%	to	(18.77)%
2021	246,733	$1.45	to	$1.37	$351,655	— %	0.55%	to	1.90%	12.72%	to	11.21%
VP Man Risk, Cl 2
2025	168,161	$1.48	to	$1.32	$240,305	— %	0.55%	to	1.90%	11.53%	to	10.04%
2024	180,267	$1.33	to	$1.20	$231,905	— %	0.55%	to	1.90%	8.81%	to	7.35%
2023	195,838	$1.22	to	$1.12	$232,534	— %	0.55%	to	1.90%	11.64%	to	10.15%
2022	196,286	$1.09	to	$1.02	$209,643	— %	0.55%	to	1.90%	(17.84)%	to	(18.94)%
2021	203,989	$1.33	to	$1.25	$266,275	— %	0.55%	to	1.90%	10.12%	to	8.64%
VP Man Vol Conserv Gro, Cl 2
2025	685,244	$1.51	to	$1.32	$1,014,427	— %	0.55%	to	1.90%	10.41%	to	8.93%
2024	772,013	$1.37	to	$1.21	$1,038,610	— %	0.55%	to	1.90%	6.22%	to	4.78%
2023	854,946	$1.29	to	$1.16	$1,086,575	— %	0.55%	to	1.90%	9.37%	to	7.91%
2022	938,364	$1.18	to	$1.07	$1,094,441	— %	0.55%	to	1.90%	(17.52)%	to	(18.62)%
2021	1,036,906	$1.43	to	$1.32	$1,472,908	— %	0.55%	to	1.90%	4.88%	to	3.47%
VP Man Vol Conserv, Cl 2
2025	408,093	$1.34	to	$1.14	$524,022	— %	0.55%	to	1.90%	8.57%	to	7.12%
2024	431,746	$1.24	to	$1.07	$512,434	— %	0.55%	to	1.90%	3.74%	to	2.34%
2023	458,306	$1.19	to	$1.04	$526,283	— %	0.55%	to	1.90%	7.28%	to	5.84%
2022	510,679	$1.11	to	$0.99	$548,639	— %	0.55%	to	1.90%	(16.45)%	to	(17.57)%
2021	529,357	$1.33	to	$1.20	$683,876	— %	0.55%	to	1.90%	2.06%	to	0.69%
VP Man Vol Gro, Cl 2
2025	5,373,893	$1.91	to	$1.75	$10,517,534	— %	0.55%	to	1.90%	14.12%	to	12.59%
2024	6,028,853	$1.68	to	$1.56	$10,374,473	— %	0.55%	to	1.90%	11.36%	to	9.86%
2023	6,709,472	$1.51	to	$1.42	$10,404,577	— %	0.55%	to	1.90%	13.96%	to	12.44%
2022	7,214,937	$1.32	to	$1.26	$9,852,364	— %	0.55%	to	1.90%	(19.87)%	to	(20.94)%
2021	7,665,951	$1.65	to	$1.59	$13,115,191	— %	0.55%	to	1.90%	11.28%	to	9.79%
VP Man Vol Mod Gro, Cl 2
2025	5,763,017	$1.72	to	$1.63	$10,496,627	— %	0.55%	to	1.90%	12.25%	to	10.75%
2024	6,634,278	$1.53	to	$1.47	$10,776,992	— %	0.55%	to	1.90%	8.81%	to	7.34%
2023	7,556,338	$1.41	to	$1.37	$11,297,787	— %	0.55%	to	1.90%	11.66%	to	10.16%
2022	8,355,742	$1.26	to	$1.24	$11,208,244	— %	0.55%	to	1.90%	(18.60)%	to	(19.69)%
2021	9,058,517	$1.55	to	$1.55	$14,986,546	— %	0.55%	to	1.90%	8.10%	to	6.65%
VP Mod Aggr, Cl 2
2025	757,694	$2.89	to	$2.03	$2,038,401	— %	0.55%	to	1.90%	15.07%	to	13.53%
2024	867,014	$2.51	to	$1.79	$2,036,640	— %	0.55%	to	1.90%	10.39%	to	8.90%
2023	990,336	$2.28	to	$1.65	$2,117,397	— %	0.55%	to	1.90%	14.31%	to	12.78%
2022	1,127,206	$1.99	to	$1.46	$2,119,616	— %	0.55%	to	1.90%	(18.04)%	to	(19.14)%
2021	1,295,509	$2.43	to	$1.80	$2,993,307	— %	0.55%	to	1.90%	11.69%	to	10.19%
VP Mod Aggr, Cl 4
2025	451,451	$2.90	to	$2.51	$1,231,672	— %	0.55%	to	1.45%	15.05%	to	14.02%
2024	522,434	$2.52	to	$2.20	$1,243,730	— %	0.55%	to	1.45%	10.37%	to	9.37%
2023	603,948	$2.28	to	$2.02	$1,308,145	— %	0.55%	to	1.45%	14.28%	to	13.26%
2022	689,542	$2.00	to	$1.78	$1,312,157	— %	0.55%	to	1.45%	(18.02)%	to	(18.75)%
2021	783,176	$2.43	to	$2.19	$1,824,824	— %	0.55%	to	1.45%	11.72%	to	10.72%
VP Mod Conserv, Cl 2
2025	527,994	$1.98	to	$1.45	$974,344	— %	0.55%	to	1.90%	11.48%	to	9.99%
2024	579,639	$1.78	to	$1.31	$962,902	— %	0.55%	to	1.90%	5.82%	to	4.40%
RiverSource Variable Account 10 ■ 149

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2023	648,002	$1.68	to	$1.26	$1,021,214	— %	0.55%	to	1.90%	9.90%	to	8.43%
2022	712,621	$1.53	to	$1.16	$1,025,805	— %	0.55%	to	1.90%	(16.55)%	to	(17.66)%
2021	787,086	$1.83	to	$1.41	$1,363,432	— %	0.55%	to	1.90%	5.16%	to	3.75%
VP Mod Conserv, Cl 4
2025	375,522	$1.98	to	$1.72	$698,086	— %	0.55%	to	1.45%	11.52%	to	10.52%
2024	437,246	$1.78	to	$1.56	$732,042	— %	0.55%	to	1.45%	5.81%	to	4.86%
2023	508,546	$1.68	to	$1.49	$807,957	— %	0.55%	to	1.45%	9.88%	to	8.90%
2022	581,044	$1.53	to	$1.36	$843,640	— %	0.55%	to	1.45%	(16.56)%	to	(17.31)%
2021	665,339	$1.83	to	$1.65	$1,162,608	— %	0.55%	to	1.45%	5.21%	to	4.26%
VP Mod, Cl 2
2025	2,862,223	$2.43	to	$1.74	$6,507,009	— %	0.55%	to	1.90%	13.23%	to	11.71%
2024	3,167,397	$2.15	to	$1.56	$6,385,038	— %	0.55%	to	1.90%	8.12%	to	6.66%
2023	3,490,897	$1.99	to	$1.46	$6,534,930	— %	0.55%	to	1.90%	12.34%	to	10.84%
2022	3,731,168	$1.77	to	$1.32	$6,245,287	— %	0.55%	to	1.90%	(17.06)%	to	(18.18)%
2021	3,901,973	$2.13	to	$1.61	$7,909,032	— %	0.55%	to	1.90%	8.41%	to	6.95%
VP Mod, Cl 4
2025	2,018,528	$2.44	to	$2.12	$4,625,470	— %	0.55%	to	1.45%	13.22%	to	12.20%
2024	2,304,588	$2.15	to	$1.89	$4,683,191	— %	0.55%	to	1.45%	8.11%	to	7.14%
2023	2,620,111	$1.99	to	$1.76	$4,944,759	— %	0.55%	to	1.45%	12.32%	to	11.32%
2022	2,930,322	$1.77	to	$1.58	$4,942,959	— %	0.55%	to	1.45%	(17.04)%	to	(17.78)%
2021	3,257,133	$2.14	to	$1.92	$6,649,080	— %	0.55%	to	1.45%	8.45%	to	7.47%
VP Ptnrs Core Bond, Cl 2
2025	17,233	$1.20	to	$1.00	$20,686	5.25%	0.60%	to	1.90%	6.64%	to	5.26%
2024	16,420	$1.12	to	$0.95	$18,541	3.47%	0.60%	to	1.90%	1.41%	to	0.09%
2023	14,110	$1.11	to	$0.95	$15,773	2.55%	0.60%	to	1.90%	5.42%	to	4.07%
2022	12,423	$1.05	to	$0.91	$13,252	1.45%	0.60%	to	1.90%	(14.11)%	to	(15.22)%
2021	11,968	$1.22	to	$1.08	$14,907	1.16%	0.60%	to	1.90%	(2.01)%	to	(3.26)%
VP Ptnrs Core Eq, Cl 2
2025	2,964	$4.33	to	$3.65	$14,521	— %	0.60%	to	1.90%	12.46%	to	11.01%
2024	2,989	$3.85	to	$3.29	$13,035	— %	0.60%	to	1.90%	22.36%	to	20.77%
2023	3,211	$3.14	to	$2.72	$11,488	— %	0.60%	to	1.90%	23.69%	to	22.10%
2022	3,470	$2.54	to	$2.23	$10,090	— %	0.60%	to	1.90%	(18.05)%	to	(19.10)%
2021	3,521	$3.10	to	$2.75	$12,507	— %	0.60%	to	1.90%	28.41%	to	26.75%
VP Ptnrs Core Eq, Cl 3
2025	3,935	$4.72	to	$4.04	$17,398	— %	0.55%	to	1.45%	12.65%	to	11.64%
2024	4,592	$4.19	to	$3.62	$18,107	— %	0.55%	to	1.45%	22.58%	to	21.48%
2023	5,663	$3.41	to	$2.98	$18,292	— %	0.55%	to	1.45%	23.87%	to	22.76%
2022	6,635	$2.76	to	$2.43	$17,356	— %	0.55%	to	1.45%	(17.89)%	to	(18.62)%
2021	7,412	$3.36	to	$2.98	$23,707	— %	0.55%	to	1.45%	28.63%	to	27.48%
VP Ptnrs Intl Core Eq, Cl 2
2025	13,379	$2.01	to	$1.73	$28,424	1.22%	0.60%	to	1.90%	23.81%	to	22.21%
2024	12,770	$1.62	to	$1.42	$22,017	1.07%	0.60%	to	1.90%	4.95%	to	3.59%
2023	12,129	$1.55	to	$1.37	$20,031	1.13%	0.60%	to	1.90%	16.65%	to	15.14%
2022	10,609	$1.33	to	$1.19	$15,090	1.68%	0.60%	to	1.90%	(20.12)%	to	(21.15)%
2021	8,261	$1.66	to	$1.51	$14,774	1.57%	0.60%	to	1.90%	12.51%	to	11.05%
VP Ptnrs Intl Gro, Cl 2
2025	16,367	$1.82	to	$1.55	$32,819	0.49%	0.60%	to	1.90%	16.81%	to	15.29%
2024	18,090	$1.56	to	$1.35	$31,174	0.46%	0.60%	to	1.90%	(2.00)%	to	(3.28)%
2023	19,142	$1.59	to	$1.39	$33,812	0.24%	0.60%	to	1.90%	13.77%	to	12.31%
2022	20,432	$1.40	to	$1.24	$31,851	— %	0.60%	to	1.90%	(27.31)%	to	(28.25)%
2021	20,542	$1.93	to	$1.73	$44,210	— %	0.60%	to	1.90%	9.67%	to	8.25%
VP Ptnrs Intl Val, Cl 2
2025	14,925	$1.90	to	$1.66	$28,252	2.60%	0.60%	to	1.90%	34.04%	to	32.31%
2024	17,300	$1.42	to	$1.26	$24,437	2.56%	0.60%	to	1.90%	3.68%	to	2.33%
 150 ■ RiverSource Variable Account 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2023	17,866	$1.37	to	$1.23	$24,465	1.94%	0.60%	to	1.90%	16.27%	to	14.77%
2022	18,872	$1.18	to	$1.07	$22,304	2.17%	0.60%	to	1.90%	(12.29)%	to	(13.41)%
2021	17,333	$1.34	to	$1.24	$23,456	1.93%	0.60%	to	1.90%	10.98%	to	9.53%
VP Ptnrs Sm Cap Gro, Cl 2
2025	5,790	$2.49	to	$2.09	$18,786	— %	0.60%	to	1.90%	7.22%	to	5.83%
2024	6,895	$2.32	to	$1.98	$19,636	— %	0.60%	to	1.90%	17.99%	to	16.46%
2023	5,906	$1.97	to	$1.70	$15,824	— %	0.60%	to	1.90%	6.30%	to	4.93%
2022	5,632	$1.85	to	$1.62	$14,256	— %	0.60%	to	1.90%	(29.55)%	to	(30.46)%
2021	4,587	$2.63	to	$2.33	$16,540	— %	0.60%	to	1.90%	7.37%	to	5.99%
VP Ptnrs Sm Cap Val, Cl 2
2025	3,908	$2.32	to	$1.97	$10,758	— %	0.60%	to	1.90%	6.43%	to	5.06%
2024	4,412	$2.18	to	$1.87	$11,351	— %	0.60%	to	1.90%	7.05%	to	5.67%
2023	4,597	$2.04	to	$1.77	$11,216	— %	0.60%	to	1.90%	10.42%	to	9.00%
2022	4,739	$1.85	to	$1.63	$10,581	— %	0.60%	to	1.90%	(13.68)%	to	(14.79)%
2021	4,206	$2.14	to	$1.91	$10,987	— %	0.60%	to	1.90%	23.01%	to	21.43%
VP Ptnrs Sm Cap Val, Cl 3
2025	9,578	$5.19	to	$2.55	$41,918	— %	0.55%	to	1.45%	6.62%	to	5.67%
2024	10,814	$4.87	to	$2.41	$44,446	— %	0.55%	to	1.45%	7.23%	to	6.27%
2023	12,365	$4.54	to	$2.27	$47,500	— %	0.55%	to	1.45%	10.65%	to	9.66%
2022	13,574	$4.10	to	$2.07	$47,332	— %	0.55%	to	1.45%	(13.54)%	to	(14.31)%
2021	14,915	$4.75	to	$2.42	$60,409	— %	0.55%	to	1.45%	23.21%	to	22.10%
VP US Flex Conserv Gro, Cl 2
2025	201,637	$1.40	to	$1.33	$291,896	— %	0.55%	to	1.90%	8.62%	to	7.17%
2024	227,809	$1.29	to	$1.24	$304,818	— %	0.55%	to	1.90%	8.81%	to	7.34%
2023	244,360	$1.18	to	$1.16	$301,739	— %	0.55%	to	1.90%	10.61%	to	9.14%
2022	252,349	$1.07	to	$1.06	$282,912	— %	0.55%	to	1.90%	(17.19)%	to	(18.30)%
2021	252,398	$1.29	to	$1.30	$343,216	— %	0.55%	to	1.90%	6.91%	to	5.47%
VP US Flex Gro, Cl 2
2025	2,129,236	$1.76	to	$1.78	$4,118,963	— %	0.55%	to	1.90%	10.46%	to	8.98%
2024	2,318,767	$1.59	to	$1.63	$4,077,644	— %	0.55%	to	1.90%	16.50%	to	14.93%
2023	2,426,805	$1.37	to	$1.42	$3,678,128	— %	0.55%	to	1.90%	16.16%	to	14.61%
2022	2,536,094	$1.18	to	$1.24	$3,322,898	— %	0.55%	to	1.90%	(19.17)%	to	(20.26)%
2021	2,507,111	$1.45	to	$1.55	$4,081,955	— %	0.55%	to	1.90%	14.87%	to	13.32%
VP US Flex Mod Gro, Cl 2
2025	1,140,840	$1.57	to	$1.55	$1,918,837	— %	0.55%	to	1.90%	9.50%	to	8.03%
2024	1,270,198	$1.44	to	$1.43	$1,959,031	— %	0.55%	to	1.90%	12.57%	to	11.05%
2023	1,352,692	$1.28	to	$1.29	$1,861,012	— %	0.55%	to	1.90%	13.24%	to	11.73%
2022	1,428,099	$1.13	to	$1.15	$1,742,584	— %	0.55%	to	1.90%	(17.99)%	to	(19.09)%
2021	1,457,022	$1.38	to	$1.43	$2,177,512	— %	0.55%	to	1.90%	10.86%	to	9.38%
WA Var Global Hi Yd Bond, Cl II
2025	9,445	$1.45	to	$1.22	$12,768	6.29%	0.55%	to	1.90%	9.34%	to	7.88%
2024	10,347	$1.32	to	$1.13	$12,853	6.10%	0.55%	to	1.90%	6.12%	to	4.68%
2023	9,036	$1.25	to	$1.08	$10,681	4.99%	0.55%	to	1.90%	9.35%	to	7.89%
2022	9,922	$1.14	to	$1.00	$10,760	6.23%	0.55%	to	1.90%	(14.35)%	to	(15.49)%
2021	9,903	$1.33	to	$1.18	$12,619	4.22%	0.55%	to	1.90%	0.49%	to	(0.86)%

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

RiverSource Variable Account 10 ■ 151

(4)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the notated effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on May 2, 2022.
(6)	New subaccount operations commenced on May 3, 2021.
(7)	New subaccount operations commenced on April 28, 2023.
(8)	New subaccount operations commenced on April 26, 2024.
 152 ■ RiverSource Variable Account 10

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY

Opinion

We have audited the accompanying consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries (the “Company”), which comprise the consolidated balance sheets as of December 31, 2025 and 2024, and the related consolidated statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the accompanying consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the consolidated financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the consolidated financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements

Our objectives are to obtain reasonable assurance about whether the consolidated financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the consolidated financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the consolidated financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the consolidated financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 19, 2026

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2025	2024
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2025, $26,292; 2024, $23,127; allowance for credit losses: 2025, $1; 2024, $1)	$26,105	$22,259
Mortgage loans, at amortized cost (allowance for credit losses: 2025, $10; 2024, $10)	1,927	1,797
Policy loans	1,056	982
Other investments (allowance for credit losses: 2025, nil; 2024, nil)	95	115
Total investments	29,183	25,153
Investments of consolidated investment entities, at fair value	2,618	2,387
Cash and cash equivalents	3,616	2,483
Cash of consolidated investment entities, at fair value	150	373
Market risk benefits	2,274	2,182
Reinsurance recoverables (allowance for credit losses: 2025, $19; 2024, $20)	4,213	4,046
Receivables	5,621	6,042
Receivables of consolidated investment entities, at fair value	30	31
Accrued investment income	239	216
Deferred acquisition costs	2,611	2,661
Other assets	14,059	10,482
Other assets of consolidated investment entities, at fair value	—	2
Separate account assets	77,645	75,576
Total assets	$142,259	$131,634

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$46,492	$41,863
Market risk benefits	1,182	1,263
Short-term borrowings	200	201
Long-term debt	500	500
Debt of consolidated investment entities, at fair value	2,585	2,429
Other liabilities	11,727	8,298
Other liabilities of consolidated investment entities, at fair value	159	314
Separate account liabilities	77,645	75,576
Total liabilities	140,490	130,444
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Accumulated deficit	(298)	(400)
Accumulated other comprehensive income (loss), net of tax	(402)	(879)
Total shareholder’s equity	1,769	1,190
Total liabilities and shareholder’s equity	$142,259	$131,634

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2025	2024	2023
Revenues
Premiums	$392	$472	$448
Net investment income	1,685	1,546	1,304
Policy and contract charges	2,147	2,060	2,020
Other revenues	571	578	590
Net realized investment gains (losses)	(63)	(81)	(70)
Total revenues	4,732	4,575	4,292

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,305	1,299	1,348
Interest credited to fixed accounts	475	616	654
Remeasurement (gains) losses of future policy benefit reserves	10	(44)	(20)
Change in fair value of market risk benefits	1,004	628	798
Amortization of deferred acquisition costs	234	234	239
Interest and debt expense	185	192	192
Other insurance and operating expenses	732	729	697
Total benefits and expenses	3,945	3,654	3,908
Pretax income (loss)	787	921	384
Income tax provision (benefit)	85	103	(10)
Net income	$702	$818	$394

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2025	2024	2023

Net income	$702	$818	$394
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	528	(276)	509
Effect of changes in discount rate assumptions on certain long-duration contracts	(72)	153	(54)
Effect of changes in instrument-specific credit risk on market risk benefits	20	(62)	(65)
Other	1	—	—
Total other comprehensive income (loss), net of tax	477	(185)	390
Total comprehensive income (loss)	$1,179	$633	$784

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2023	$3	$2,466	$(412)	$(1,084)	$973
Net income	—	—	394	—	394
Other comprehensive loss, net of tax	—	—	—	390	390
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)

Balances at December 31, 2023	3	2,466	(618)	(694)	1,157
Net income	—	—	818	—	818
Other comprehensive income, net of tax	—	—	—	(185)	(185)
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)

Balances at December 31, 2024	3	2,466	(400)	(879)	1,190
Net income	—	—	702	—	702
Other comprehensive loss, net of tax	—	—	—	477	477
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)
Balances at December 31, 2025	$3	$2,466	$(298)	$(402)	$1,769

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2025	2024	2023
Cash Flows from Operating Activities
Net income	$702	$818	$394
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	(187)	(195)	(205)
Deferred income tax (benefit) expense	174	404	100
Contractholder and policyholder charges, non-cash	(400)	(407)	(403)
Loss from equity method investments	21	28	26
Net realized investment (gains) losses	6	12	46
Impairments and provision for loan losses	—	(1)	(20)
Net losses (gains) of consolidated investment entities	12	(13)	23
Changes in operating assets and liabilities:
Deferred acquisition costs	50	35	63
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	5,013	4,238	3,474
Derivatives, net of collateral	(370)	(1,669)	(666)
Reinsurance recoverables	(43)	89	100
Receivables	226	291	333
Accrued investment income	(23)	(40)	(31)
Current income tax, net	(19)	(15)	(323)
Other operating assets and liabilities of consolidated investment entities	6	1	(5)
Other, net	78	92	134
Net cash provided by (used in) operating activities	5,246	3,668	3,040

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	351	1,106	617
Maturities, sinking fund payments and calls	2,317	1,775	963
Purchases	(5,894)	(6,039)	(4,187)
Proceeds from sales, maturities and repayments of mortgage loans	134	123	118
Funding of mortgage loans	(264)	(196)	(74)
Proceeds from sales and collections of other investments	17	34	29
Purchase of other investments	(18)	(14)	(15)
Purchase of investments by consolidated investment entities	(1,431)	(1,125)	(427)
Proceeds from sales, maturities and repayments of investments by consolidated investment entities	988	1,117	643
Purchase of equipment and software	(11)	(10)	(10)
Change in policy loans, net	(74)	(70)	(65)
Cash paid for deposit receivable	(29)	(33)	(39)
Cash received for deposit receivable	427	592	774
Advance on line of credit to Ameriprise Financial, Inc.	(140)	(450)	(850)
Repayment from Ameriprise Financial, Inc. on line of credit	140	450	850
Cash paid for written options with deferred premiums	(50)	(57)	(59)
Cash received from written options with deferred premiums	20	22	43
Other, net	(35)	(1)	25
Net cash provided by (used in) investing activities	(3,552)	(2,776)	(1,664)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	1,293	1,470	1,476
Net transfers from (to) separate accounts	(163)	(176)	(132)
Surrenders and other benefits	(1,487)	(1,765)	(2,102)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	3	—
Payments on line of credit with Ameriprise Financial, Inc.	—	(3)	—
Cash paid for purchased options with deferred premiums	(121)	(148)	(53)
Cash received for purchased options with deferred premiums	96	229	251
Borrowings by consolidated investment entities	1,120	1,273	—
Repayments of debt by consolidated investment entities	(922)	(1,004)	(275)
Cash dividends to Ameriprise Financial, Inc.	(600)	(600)	(600)
Net cash provided by (used in) financing activities	(784)	(721)	(1,435)
Net increase (decrease) in cash and cash equivalents	910	171	(59)
Cash and cash equivalents at beginning of period	2,856	2,685	2,744
Cash and cash equivalents at end of period	$3,766	$2,856	$2,685

Supplemental Disclosures:
Interest paid excluding consolidated investment entities	$27	$38	$28
Interest paid by consolidated investment entities	160	176	177

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”) and Columbia Cent CLO Advisors, LLC (“Columbia Cent”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments. Columbia Cent provides asset management services to collateralized loan obligations (“CLOs”).

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest and variable interest entities (“VIEs”) in which it is the primary beneficiary (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 16. Certain reclassifications of prior period amounts have been made to conform with the current presentation.

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s operations constitute a single operating segment, and therefore a single reportable segment, as the chief operating decision maker (“CODM”) manages the business activities using information of the Company as a whole. As its CODM, the Company’s Chairman and President utilizes the Consolidated Statements of Income and its net income metric to allocate resources and assess performance of the Company. The accounting policies used to measure the profit and loss of the segment are the same as those described in Note 2.

The Company’s principal products are variable annuities, structured variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add an optional guaranteed minimum death benefit (“GMDB”) rider to their contract.

The Company also offers payout annuities, term life insurance and disability income (“DI”) insurance.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for using the measurement alternative method when the Company owns less than a 20% voting interest and does not exercise significant influence. Under the measurement alternative, the investment is recorded at the cost basis, less impairments, if any, plus or minus observable price changes of identical or similar investments of the same issuer.

RiverSource Life Insurance Company

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb potential significant losses of the VIE or the right to receive potential significant benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, litigation reserves, future policy benefits, market risk benefits, and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (loss) (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to Net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its

RiverSource Life Insurance Company

position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Financing receivables are comprised of commercial loans, policy loans, and deposit receivables.

Commercial Loans

Commercial loans include commercial mortgage loans and syndicated loans and are recorded at amortized cost less the allowance for credit losses. Commercial mortgage loans are recorded within Mortgage loans and syndicated loans are recorded within Other investments. Commercial mortgage loans are loans on commercial properties that are originated by the Company. Syndicated loans represent the Company’s investment in loan syndications originated by unrelated third parties.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on commercial mortgage loans and syndicated loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

Deposit Receivables

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability related to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits made and any related embedded derivatives are included in Receivables. As amounts are received, consistent with the underlying contracts, deposit receivables are adjusted. Deposit receivables are accreted using the interest method and the accretion is reported in Other revenues.

See Note 7 for additional information on financing receivables.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased. The methods and information used to develop the allowance for credit losses for each class of financing receivable are discussed below.

Commercial Loans

The allowance for credit losses for commercial mortgage loans and syndicated loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data for each type of commercial loan is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on commercial mortgage loans and syndicated loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may

RiverSource Life Insurance Company

attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Deposit Receivables

The allowance for credit losses is calculated on an individual reinsurer basis. Deposit receivables are collateralized by underlying trust arrangements. Management evaluates the terms of the reinsurance and trust agreements, the nature of the underlying assets, and the potential for changes in the collateral value when considering the need for an allowance for credit losses.

Nonaccrual Loans

Commercial mortgage loans and syndicated loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for commercial mortgage loans and syndicated loans.

Loan Modifications

A loan is modified when the Company makes certain concessionary modifications to contractual terms such as principal forgiveness, interest rate reductions, other-than-insignificant payment delays, and/or term extensions in an attempt to make the loan more affordable to a borrower experiencing financial difficulties. Generally, performance prior to the modification or significant events that coincide with the modification are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the modification or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the commercial mortgage loan or syndicated loan is uncollectible. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. Factors used by the Company to determine whether all amounts due on syndicated loans will be collected, include but are not limited to the borrower’s financial condition, industry outlook, and internal risk ratings based on rating agency data and internal analyst expectations.

If it is determined that foreclosure on a commercial mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the commercial mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”) and DI insurance and life contingent payout annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits over the period the reinsurance policies are in force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include that the Company has no actual history of significant losses and that industry data may

RiverSource Life Insurance Company

contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. In addition, the Company has a reinsurance protection agreement that provides credit protections for its reinsured LTC business. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed software are carried at cost less accumulated depreciation or amortization and are reflected within Other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 39 years.

As of December 31, 2025 and 2024, land, buildings, equipment and software were $109 million and $113 million, net of accumulated depreciation of $273 million and $258 million as of December 31, 2025 and 2024, respectively. Depreciation and amortization expense for the years ended December 31, 2025, 2024 and 2023 was $15 million, $14 million and $15 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of Net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of indexed annuity, structured variable annuity and IUL obligations are considered embedded derivatives.

See Note 14 for information regarding the Company’s fair value measurement of derivative instruments and Note 18 for the impact of derivatives on the Consolidated Statements of Income.

RiverSource Life Insurance Company

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum accumulation benefits (“GMAB”). If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The deferred acquisition costs (“DAC”) associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC is reduced for actual experience in excess of expected experience.

The analysis of DAC balances and the corresponding amortization considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DAC is amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) is grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities is grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

DAC related to annuity products (including variable deferred annuities, structured variable annuities, fixed deferred annuities, and life contingent payout annuities) is amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) is amortized based on original specified amount (i.e., face amount). DAC related to DI insurance is amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized on a constant level basis using the same methodology and assumptions used to amortize DAC. Deferred sales inducement costs (“DSIC”) is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of, and Separate account liabilities represent the obligation to, the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the

RiverSource Life Insurance Company

contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable and structured variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products and life contingent payout annuity products.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities (including structured variable annuities), and embedded derivatives for structured variable annuities, indexed annuities and IUL products.

Liabilities for fixed account values on variable annuities, structured variable annuities, fixed deferred annuities, and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees. Liabilities for fixed deferred indexed annuity, structured variable annuity and IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

See Note 12 for information regarding variable annuity guarantees.

Embedded Derivatives

The fair value of embedded derivatives related to structured variable annuities, indexed annuities and IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 14 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liability for future policy benefits for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC insurance policies and life contingent payout annuity policies as claims are incurred in the future. A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly at the end of each quarter based on the average of the three months for the quarter.

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of

RiverSource Life Insurance Company

the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within Note 10.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using the same assumptions and factors used to amortize DAC. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. The controlled group for which the Company is a member is an applicable corporation with regard to the corporate alternative minimum tax (“CAMT”) and is therefore required to compute the CAMT. In accordance with the tax sharing agreement, Ameriprise Financial will be liable for any CAMT liability and expense.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of

RiverSource Life Insurance Company

the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 20 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and life contingent payout annuities are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are generally calculated as a percentage of the fair value of assets held in separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges and cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed. These fees and charges are recorded in Policy and contract charges.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Income Taxes — Improvements to Income Tax Disclosures

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Improvements to Income Tax Disclosures, updating the accounting standards related to income tax disclosures, primarily focused on the disaggregation of income taxes paid and the rate reconciliation table. The standard is to be applied prospectively with an option for retrospective application and is effective for annual periods beginning after December 15, 2024. The Company elected retrospective application and adopted the standard on January 1, 2025. The adoption of the standard did not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

Future Adoption of New Accounting Standards

Expenses — Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, requiring public business entities to disclose disaggregated information about certain income statement expense line items. The disaggregated disclosures are required to be in the footnotes to the consolidated financial statements on an annual and interim basis. The standard is to be applied prospectively and is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company is assessing changes to disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

Financial Instruments — Measurement of Credit Losses for Accounts Receivable and Contract Assets

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets, which allows all entities to apply a practical expedient when estimating expected credit losses that assumes current conditions as of the balance sheet date will remain unchanged over the asset’s remaining life. The standard is effective for annual periods beginning after December 15, 2025, and interim reporting periods within those years. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations.

Intangibles — Internal-Use Software

In September 2025, the FASB issued ASU 2025-06, Targeted Improvements to the Accounting for Internal-Use Software, to clarify and modernize the accounting treatment for internal-use software costs by eliminating the use of the sequential software

RiverSource Life Insurance Company

development project stages method and provide further guidance on when an entity is required to start capitalizing eligible costs. Under the new guidance, capitalization begins when both of the following occur: (a) management, with the relevant authority, implicitly or explicitly authorizes and commits to funding a computer software project and (b) it is probable that the project will be completed, and the software will be used to perform the function intended. The Company can elect prospective, retrospective, or modified retrospective adoption. The standard is effective for annual periods beginning after December 15, 2027, and interim reporting periods within those years. The Company is evaluating the impact of the standard on its consolidated financial condition and results of operations.

Financial Instruments — Credit Losses: Purchased Loans

In November 2025, the FASB issued ASU 2025-08, Purchased Loans, which amends the accounting for certain acquired seasoned loans to require recognizing them at their purchase price plus an allowance for expected credit losses (referred to as the gross-up method). The standard is effective for annual periods beginning after December 15, 2026, including interim periods within those years, and must be applied prospectively. The Company is evaluating the impact of this standard on its consolidated financial condition and results of operations.

Derivatives and Hedging — Hedge Accounting Improvements

In November 2025, the FASB issued ASU 2025-09, Hedge Accounting Improvements, to make targeted changes within the hedge accounting model. The updates primarily relate to cash flow hedges and certain fair value and net investment hedges. The standard is effective for annual periods beginning after December 15, 2026, including interim periods within those years, and must be applied prospectively. The Company is evaluating the impact of this standard on its consolidated financial condition and results of operations.

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Consolidated Statements of Income:

	Years Ended December 31,
(in millions)	2025	2024	2023
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$155	$158	$152
Unaffiliated	16	16	14
Total	171	174	166
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	40	41	39
Unaffiliated	20	19	17
	60	60	56
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”))	330	320	307
Unaffiliated	5	5	4
	335	325	311
Total	395	385	367
Total revenue from contracts with customers	566	559	533
Revenue from other sources(1)	4,166	4,016	3,759
Total revenues	$4,732	$4,575	$4,292

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

RiverSource Life Insurance Company

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $53 million and $50 million as of December 31, 2025 and 2024, respectively.

5. VARIABLE INTEREST ENTITIES

The Company provides asset management services to CLOs which are considered to be VIEs that are sponsored by the Company. In addition, the Company invests in structured investments other than CLOs and certain affordable housing partnerships which are considered VIEs. The Company consolidates the CLOs if the Company is deemed to be the primary beneficiary. The Company has no obligation to provide financial or other support to the non-consolidated VIEs beyond its initial investment and existing future funding commitments, and the Company has not provided any additional support to these entities. The Company has unfunded commitments related to consolidated CLOs of $6 million and $2 million as of December 31, 2025 and 2024, respectively.

See Note 2 for further discussion of the Company’s accounting policy on consolidation.

Structured Investments

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities.

Additionally, the Company invests in CLOs for which it is the sponsor. CLOs are asset backed financing entities collateralized by a pool of assets, primarily syndicated loans and, to a lesser extent, high-yield bonds. Multiple tranches of debt securities are issued by a CLO, offering investors various maturity and credit risk characteristics. The debt securities issued by the CLOs are non-recourse to the Company. The CLO’s debt holders have recourse only to the assets of the CLO. The assets of the CLOs cannot be used by the Company. Scheduled debt payments are based on the performance of the CLO’s collateral pool. The Company earns management fees from the CLOs based on the value of the CLO’s collateral pool and, in certain instances, may also receive incentive fees. The fee arrangement is at market and commensurate with the level of effort required to provide those services. The Company has invested in a portion of the unrated, junior subordinated notes and highly rated senior notes of certain CLOs. The Company consolidates certain CLOs where it is the primary beneficiary.

The Company’s maximum exposure to loss with respect to structured investments and non-consolidated CLOs is limited to its amortized cost. The Company classifies these investments as Available-for-Sale securities. See Note 6 for additional information on these investments.

Affordable Housing Partnerships and Other Real Estate Partnerships

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships.

A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in Other investments and was $29 million and $46 million as

RiverSource Life Insurance Company

of December 31, 2025 and 2024, respectively. The Company’s liability related to original purchase commitments not yet remitted to the VIEs was not material as of both December 31, 2025 and 2024. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the funding commitments.

Fair Value of Assets and Liabilities

The Company categorizes its fair value measurements according to a three-level hierarchy. See Note 14 for the definition of the three levels of the fair value hierarchy.

The following tables present the balances of assets and liabilities held by consolidated investment entities measured at fair value on a recurring basis:

	December 31, 2025
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$71	$—	$71
Syndicated loans	—	2,458	89	2,547
Total investments	—	2,529	89	2,618
Receivables	—	30	—	30
Total assets at fair value	$—	$2,559	$89	$2,648
Liabilities
Debt(1)	$—	$2,585	$—	$2,585
Other liabilities	—	159	—	159
Total liabilities at fair value	$—	$2,744	$—	$2,744

	December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$50	$—	$50
Common stocks	—	2	1	3
Syndicated loans	—	2,216	118	2,334
Total investments	—	2,268	119	2,387
Receivables	—	31	—	31
Other assets	—	2	—	2
Total assets at fair value	$—	$2,301	$119	$2,420
Liabilities
Debt(1)	$—	$2,429	$—	$2,429
Other liabilities	—	314	—	314
Total liabilities at fair value	$—	$2,743	$—	$2,743

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.6 billion and $2.4 billion as of December 31, 2025 and 2024, respectively.

The following tables provide a summary of changes in Level 3 assets held by consolidated investment entities measured at fair value on a recurring basis:

(in millions)	Common Stocks	Syndicated Loans
Balance at January 1, 2025	$1	$118
Total gains (losses) included in:
Net income	—	(3	)(1)
Purchases	—	145
Sales	—	(84)
Settlements	—	(14)
Transfers into Level 3	—	186
Transfers out of Level 3	(1)	(259)
Balance at December 31, 2025	$—	$89
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2025	$—	$(1	)(1)

RiverSource Life Insurance Company

(in millions)	Common Stocks		Syndicated Loans
Balance at January 1, 2024	$—		$63
Total gains (losses) included in:
Net income	(1	)(1)	(7	)(1)
Purchases	—		168
Sales	(1)		—
Settlements	—		(5)
Transfers into Level 3	4		103
Transfers out of Level 3	(1)		(204)
Balance at December 31, 2024	$1		$118

(in millions)	Syndicated Loans		Other Assets
Balance at January 1, 2023	$125		$1
Total gains (losses) included in:
Net income	(4	)(1)	—
Purchases	45		—
Sales	(10)		—
Settlements	(16)		—
Transfers into Level 3	122		—
Transfers out of Level 3	(199)		(1)
Balance at December 31, 2023	$63		$—
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2023	$(1	)(1)	$—

(1)	Included in Net investment income.

Securities and loans transferred from Level 3 primarily represent assets with fair values that are now obtained from a third-party pricing service with observable inputs or priced in active markets. Securities and loans transferred to Level 3 represent assets with fair values that are now based on a single non-binding broker quote.

All Level 3 measurements as of December 31, 2025 and 2024 were obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Determination of Fair Value

Assets

Investments

The fair value of syndicated loans obtained from third-party pricing services using a market approach with observable inputs is classified as Level 2. The fair value of syndicated loans obtained from third-party pricing services with a single non-binding broker quote as the underlying valuation source is classified as Level 3. The underlying inputs used in non-binding broker quotes are not readily available to the Company. See Note 14 for a description of the Company’s determination of the fair value of corporate debt securities.

Receivables

For receivables of the consolidated CLOs, the carrying value approximates fair value as the nature of these assets has historically been short-term and the receivables have been collectible. The fair value of these receivables is classified as Level 2.

Liabilities

Debt

The fair value of the CLOs’ assets, typically syndicated bank loans, is more observable than the fair value of the CLOs’ debt tranches for which market activity is limited and less transparent. As a result, the fair value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets and is classified as Level 2.

Other Liabilities

Other liabilities consist primarily of securities purchased but not yet settled by consolidated CLOs. The carrying value approximates fair value as the nature of these liabilities has historically been short-term. The fair value of these liabilities is classified as Level 2. Other liabilities also include accrued interest on CLO debt.

Fair Value Option

The Company has elected the fair value option for the financial assets and liabilities of the consolidated CLOs. Management believes that the use of the fair value option better matches the changes in fair value of assets and liabilities related to the CLOs.

RiverSource Life Insurance Company

The following table presents the fair value and unpaid principal balance of loans and debt for which the fair value option has been elected:

	December 31,
(in millions)	2025	2024
Syndicated Loans
Unpaid principal balance	$2,632	$2,406
Excess unpaid principal over fair value	(85)	(72)
Fair value	$2,547	$2,334
Fair value of loans more than 90 days past due	$1	$1
Fair value of loans in nonaccrual status	$1	$1
Difference between fair value and unpaid principal of loans more than 90 days past due, loans in nonaccrual status or both	$14	$5
Debt
Unpaid principal balance	$2,819	$2,633
Excess unpaid principal over fair value	(234)	(204)
Carrying value(1)	$2,585	$2,429

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.6 billion and $2.4 billion as of December 31, 2025 and 2024, respectively.

During 2025, the Company launched one new CLO that issued debt of $406 million.

Interest income from syndicated loans, bonds and structured investments is recorded based on contractual rates in Net investment income. Gains and losses related to changes in the fair value of investments are recorded in Net investment income and gains and losses on sales of investments are recorded in Net realized investment gains (losses). Interest expense on debt is recorded in Interest and debt expense with gains and losses related to changes in the fair value of debt recorded in Net investment income.

Total net gains (losses) recognized in Net investment income related to the changes in fair value of investments the Company owns in the consolidated CLOs where it has elected the fair value option and collateralized financing entity accounting were immaterial for the years ended December 31, 2025, 2024 and 2023.

Debt of the consolidated investment entities and the stated interest rates were as follows:

	Carrying Value		Weighted Average Interest Rate
	December 31,		December 31,
(in millions)	2025	2024	2025	2024
Debt of consolidated CLOs due 2030-2038	$2,585	$2,429	5.1%	5.9%

The debt of the consolidated CLOs has both fixed and floating interest rates, which range from nil to 13.3%. The interest rates on the debt of CLOs are weighted average rates based on the outstanding principal and contractual interest rates.

6. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2025
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$15,751	$394	$(463)	$—	$15,682
Residential mortgage backed securities	5,542	53	(178)	—	5,417
Commercial mortgage backed securities	2,142	13	(51)	—	2,104
State and municipal obligations	657	36	(15)	(1)	677
Asset backed securities	2,198	29	(4)	—	2,223
Foreign government bonds and obligations	1	—	—	—	1
U.S. government and agency obligations	1	—	—	—	1
Total	$26,292	$525	$(711)	$(1)	$26,105

RiverSource Life Insurance Company

	December 31, 2024
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$13,803	$199	$(709)	$—	$13,293
Residential mortgage backed securities	4,302	15	(278)	—	4,039
Commercial mortgage backed securities	2,211	3	(114)	—	2,100
State and municipal obligations	627	29	(19)	(1)	636
Asset backed securities	2,176	15	(8)	—	2,183
Foreign government bonds and obligations	7	—	—	—	7
U.S. government and agency obligations	1	—	—	—	1
Total	$23,127	$261	$(1,128)	$(1)	$22,259

As of December 31, 2025 and 2024, accrued interest of $233 million and $208 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2025 and 2024, fixed maturity securities comprised approximately 89% and 88%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2025 and 2024, $577 million and $497 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2025			December 31, 2024
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$4,703	$4,670	18%	$4,416	$4,284	19%
AA	5,932	5,869	22	4,455	4,256	19
A	4,386	4,412	17	2,689	2,650	12
BBB	10,964	10,866	42	11,279	10,786	49
Below investment grade	307	288	1	288	283	1
Total fixed maturities	$26,292	$26,105	100%	$23,127	$22,259	100%

As of December 31, 2025 and 2024, approximately 57% and 55% of securities rated AA were GNMA, FNMA and FHLMC mortgage backed securities, respectively.

The Company invests in certain asset backed securities issued by affiliates. The asset backed securities are collateralized by portfolios of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2025, the Company had 2 affiliated issuers with holdings totaling $830 million that were individually between 18% and 29% of the Company’s total shareholder’s equity. As of December 31, 2024, the Company had 2 affiliated issuers with holdings totaling $879 million that were individually between 26% and 48% of the Company’s total shareholder’s equity. As of December 31, 2025, the Company had an additional 30 unaffiliated issuers with holdings totaling $7.0 billion that individually were between 10% and 19% of the Company’s total shareholder’s equity. As of December 31, 2024, the Company had an additional 47 unaffiliated issuers with holdings totaling $8.7 billion that individually were between 10% and 27% of the Company’s total shareholder’s equity. There were no other holdings of any other issuer greater than 10% of the Company’s total shareholder’s equity as of both December 31, 2025 and 2024.

RiverSource Life Insurance Company

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2025
(in millions, except number of securities)	Less than 12 Months			12 Months or More			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	108	$1,560	$(48)	314	$5,175	$(415)	422	$6,735	$(463)
Residential mortgage backed securities	22	415	(1)	192	1,675	(177)	214	2,090	(178)
Commercial mortgage backed securities	8	113	—	129	1,159	(51)	137	1,272	(51)
State and municipal obligations	14	90	(2)	39	127	(13)	53	217	(15)
Asset backed securities	1	10	—	13	54	(4)	14	64	(4)
Total	153	$2,188	$(51)	687	$8,190	$(660)	840	$10,378	$(711)

	December 31, 2024
(in millions, except number of securities)	Less than 12 Months			12 Months or More			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	275	$5,272	$(177)	277	$3,975	$(532)	552	$9,247	$(709)
Residential mortgage backed securities	75	1,245	(25)	189	1,633	(253)	264	2,878	(278)
Commercial mortgage backed securities	16	265	(5)	166	1,589	(109)	182	1,854	(114)
State and municipal obligations	20	56	(2)	44	133	(17)	64	189	(19)
Asset backed securities	6	57	(1)	15	73	(7)	21	130	(8)
Foreign government bonds and obligations	—	—	—	2	6	—	2	6	—
Total	392	$6,895	$(210)	693	$7,409	$(918)	1,085	$14,304	$(1,128)

As part of the Company’s ongoing monitoring process, management determined that the decrease in total gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2025 is primarily attributable to interest rate movements. As of December 31, 2025, the Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of both December 31, 2025 and 2024, approximately 96% of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in millions)	Corporate Debt Securities	State and Municipal Obligations	Total
Balance at January 1, 2023	$20	$2	$22
Additions for which credit losses were not previously recorded	1	—	1
Reductions for securities sold during the period (realized)	(20)	(1)	(21)
Balance at December 31, 2023	1	1	2
Reductions for securities sold during the period (realized)	(1)	—	(1)
Balance at December 31, 2024	—	1	1
Reductions for securities sold during the period (realized)	—	—	—
Balance at December 31, 2025	$—	$1	$1

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Gross realized investment gains	$13	$34	$11
Gross realized investment losses	(19)	(46)	(57)
Credit reversals (losses)	—	1	20
Other impairments	—	—	(1)
Total	$(6)	$(11)	$(27)

RiverSource Life Insurance Company

Credit reversals for the year ended December 31, 2023 were the result of the sale of a corporate debt security in the communications industry. Other impairments for the year ended December 31, 2023 related to Available-for-Sale securities which the Company intended to sell.

See Note 19 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2025 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$176	$176
Due after one year through five years	3,603	3,526
Due after five years through 10 years	5,955	5,995
Due after 10 years	6,676	6,664
	16,410	16,361
Residential mortgage backed securities	5,542	5,417
Commercial mortgage backed securities	2,142	2,104
Asset backed securities	2,198	2,223
Total	$26,292	$26,105

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in millions)	2025	2024	2023
Available-for-Sale securities(1)	$1,196	$1,007	$814
Mortgage loans	82	73	69
Other investments and receivables(1)	432	492	447
	1,710	1,572	1,330
Less: investment expenses	25	26	26
Total	$1,685	$1,546	$1,304

(1)

Prior period amounts associated with investment income from Available-for-Sale securities have been disaggregated to conform with current period presentation with remaining amounts included in Other investments and receivables.

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Fixed maturities	$(6)	$(11)	$(27)
Mortgage loans	1	(1)	1
Other investments	(58)	(69)	(44)
Total	$(63)	$(81)	$(70)

7. FINANCING RECEIVABLES

Financing receivables are comprised of commercial loans, policy loans and deposit receivables. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in millions)	Commercial Loans
Balance at January 1, 2023	$11
Provisions	(1)
Balance at December 31, 2023	10
Provisions	—
Balance at December 31, 2024	10
Provisions	—
Balance at December 31, 2025	$10

RiverSource Life Insurance Company

As of December 31, 2025 and 2024, accrued interest on commercial loans was $18 million and $17 million, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of commercial loans.

Purchases and Sales

During the years ended December 31, 2025, 2024 and 2023, the Company purchased $17 million, $3 million and $1 million, respectively, of syndicated loans, and sold $6 million, $2 million and $1 million, respectively, of syndicated loans.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

Credit Quality Information

There were no nonperforming loans as of both December 31, 2025 and 2024.

Commercial Loans

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. Commercial mortgage loans which management has assigned its highest risk rating were less than 1% of total commercial mortgage loans as of both December 31, 2025 and 2024. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no commercial mortgage loans past due as of both December 31, 2025 and 2024.

The tables below present the amortized cost basis of commercial mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2025
Loan-to-Value Ratio (in millions)	2025	2024	2023	2022	2021	Prior	Total
> 100%	$—	$—	$—	$—	$—	$15	$15
80% - 100%	—	—	—	—	—	53	53
60% - 80%	74	80	18	7	—	98	277
40% - 60%	127	87	38	27	62	328	669
< 40%	39	12	8	63	100	701	923
Total	$240	$179	$64	$97	$162	$1,195	$1,937

	December 31, 2024
Loan-to-Value Ratio (in millions)	2024	2023	2022	2021	2020	Prior	Total
> 100%	$—	$—	$—	$—	$—	$15	$15
80% - 100%	—	—	—	—	10	48	58
60% - 80%	83	39	13	9	6	121	271
40% - 60%	87	22	39	67	37	338	590
< 40%	13	7	47	94	46	666	873
Total	$183	$68	$99	$170	$99	$1,188	$1,807

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
	(in millions)
East North Central	$179	$177	9%	10%
East South Central	43	40	2	2
Middle Atlantic	112	118	6	7
Mountain	157	149	8	8
New England	22	24	1	1
Pacific	667	602	34	33
South Atlantic	541	477	28	26
West North Central	108	117	6	7
West South Central	108	103	6	6

Total	$1,937	$1,807	100%	100%

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
	(in millions)
Apartments	$557	$494	29%	27%
Hotel	40	33	2	2
Industrial	384	337	20	19
Mixed use	74	58	4	3
Office	181	208	9	12
Retail	516	533	27	29
Other	185	144	9	8

Total	$1,937	$1,807	100%	100%

Syndicated Loans

The investment in syndicated loans as of December 31, 2025 and 2024 was $37 million and $36 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. There were no syndicated loans past due as of both December 31, 2025 and 2024. The Company assigns an internal risk rating to each syndicated loan in its portfolio ranging from 1 through 5, with 5 reflecting the lowest quality.

The tables below present the amortized cost basis of syndicated loans by origination year and internal risk rating:

	December 31, 2025
Internal Risk Rating (in millions)	2025	2024	2023	2022	2021	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	4	—	—	—	—	—	4
Risk 2	7	6	1	—	1	2	17
Risk 1	8	7	1	—	—	—	16
Total	$19	$13	$2	$—	$1	$2	$37

	December 31, 2024
Internal Risk Rating (in millions)	2024	2023	2022	2021	2020	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	—	—	4	—	—	4
Risk 2	10	1	—	1	—	5	17
Risk 1	11	1	—	2	1	—	15
Total	$21	$2	$—	$7	$1	$5	$36

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Deposit Receivables

Deposit receivables were $5.4 billion and $5.8 billion as of December 31, 2025 and 2024, respectively. Deposit receivables are collateralized by the fair value of the assets held in trusts. Based on management’s evaluation of the collateral value relative to the deposit receivables, the allowance for credit losses for deposit receivables was not material as of both December 31, 2025 and 2024.

8. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC:

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2025	$1,388	$276	$28	$4	$103	$553
Capitalization of acquisition costs	24	88	—	—	—	62
Amortization	(111)	(39)	(5)	(1)	(7)	(45)
Balance at December 31, 2025	$1,301	$325	$23	$3	$96	$570

RiverSource Life Insurance Company

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2025	$210	$2	$10	$17	$70	$2,661
Capitalization of acquisition costs	2	—	3	2	3	184
Amortization	(15)	(1)	—	(2)	(8)	(234)
Balance at December 31, 2025	$197	$1	$13	$17	$65	$2,611

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2024	$1,481	$208	$35	$5	$110	$534
Capitalization of acquisition costs	24	98	—	—	—	64
Amortization	(117)	(30)	(7)	(1)	(7)	(45)
Balance at December 31, 2024	$1,388	$276	$28	$4	$103	$553

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2024	$223	$2	$6	$17	$75	$2,696
Capitalization of acquisition costs	3	—	5	2	3	199
Amortization	(16)	—	(1)	(2)	(8)	(234)
Balance at December 31, 2024	$210	$2	$10	$17	$70	$2,661

The following tables summarize the balances of and changes in DSIC:

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2025	$121	$10	$131
Amortization	(12)	(2)	(14)
Balance at December 31, 2025	$109	$8	$117

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2024	$134	$12	$146
Amortization	(13)	(2)	(15)
Balance at December 31, 2024	$121	$10	$131

9. REINSURANCE

The Company reinsures a portion of its insurance risks through reinsurance agreements with unaffiliated reinsurance companies. The Company reinsures 100% of its insurance risk associated with its life contingent payout annuity policies in force as of June 30, 2021 through a reinsurance agreement with Global Atlantic Financial Group’s subsidiary Commonwealth Annuity and Life Insurance Company. Policies issued on or after July 1, 2021 and policies issued by RiverSource Life of NY are not subject to this reinsurance agreement.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

For IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its UL product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

RiverSource Life Insurance Company

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only, which are about 91% of the total RiverSource Life of NY in force policies. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2025 and 2024, traditional life and UL insurance policies in force were $197.5 billion and $198.1 billion, respectively, of which $142.3 billion and $143.5 billion as of December 31, 2025 and 2024 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Direct premiums	$616	$696	$674
Reinsurance ceded	(224)	(224)	(226)
Net premiums	$392	$472	$448

Policy and contract charges are presented on the Consolidated Statements of Income net of $199 million, $188 million and $180 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2025, 2024 and 2023, respectively.

The amount of claims recovered through reinsurance on all contracts was $561 million, $466 million and $438 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Reinsurance recoverables include approximately $2.7 billion and $2.6 billion related to LTC risk ceded to Genworth as of December 31, 2025 and 2024, respectively.

Policyholder account balances, future policy benefits and claims include $333 million and $351 million related to previously assumed reinsurance arrangements as of December 31, 2025 and 2024, respectively.

10. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,	December 31,
(in millions)	2025	2024
Policyholder account balances
Policyholder account balances	$37,005	$32,542
Future policy benefits
Reserve for future policy benefits	7,601	7,418
Deferred profit liability	130	118
Additional liabilities for insurance guarantees	1,500	1,389
Other insurance and annuity liabilities	78	192
Total future policy benefits	9,309	9,117
Policy claims and other policyholders’ funds	178	204
Total policyholder account balances, future policy benefits and claims	$46,492	$41,863

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB, and GMIB provisions. See Note 2 and Note 12 for information regarding the Company’s variable annuity guarantees. See Note 14 and Note 18 for additional information regarding the Company’s derivative instruments used to hedge risks related to these guarantees.

RiverSource Life Insurance Company

Structured Variable Annuities

Structured variable annuities provide contractholders the option to allocate a portion of their account value to an indexed account held in a non-insulated separate account with the contractholder’s rate of return, which may be positive or negative, tied to selected indices, subject to either a cap or floor. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the equity and interest rate risk related to the indexed account with freestanding derivative instruments.

Fixed Annuities

Fixed annuities include deferred, payout and fixed deferred indexed annuity contracts. In 2020, the Company discontinued sales of fixed deferred and fixed deferred indexed annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

The Company’s fixed index annuity product is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value.

See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed accounts.

Insurance Liabilities

UL policies accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

The balances of and changes in policyholder account balances were as follows:

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2025	$3,680	$16,330	$5,369	$305	$447
Contract deposits	57	3,816	35	—	73
Policy charges	(13)	(4)	—	—	—
Surrenders and other benefits	(486)	(846)	(677)	(26)	(99)
Net transfer from (to) separate account liabilities	(31)	—	—	—	—
Variable account index-linked adjustments	—	2,206	—	—	—
Interest credited	113	2	191	10	14
Balance at December 31, 2025	$3,320	$21,504	$4,918	$289	$435
Weighted-average crediting rate	3.3%	1.9%	3.8%	2.1%	N/A
Cash surrender value(1)	$3,302	$20,582	$4,916	$272	N/A

RiverSource Life Insurance Company

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2025	$1,405	$1,647	$2,894	$465	$32,542
Contract deposits	138	318	165	—	4,602
Policy charges	(169)	(91)	(123)	—	(400)
Surrenders and other benefits	(72)	(102)	(71)	(45)	(2,424)
Net transfer from (to) separate account liabilities	—	(132)	—	—	(163)
Variable account index-linked adjustments	—	—	—	—	2,206
Interest credited	47	65	183	17	642
Balance at December 31, 2025	$1,349	$1,705	$3,048	$437	$37,005
Weighted-average crediting rate	3.6%	3.9%	3.0%	4.0%
Net amount at risk	$7,944	$57,269	$13,040	$121
Cash surrender value(1)	$1,241	$1,109	$2,640	$274

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2024	$4,173	$10,742	$5,982	$307	$444
Contract deposits	56	4,005	39	—	101
Policy charges	(14)	(3)	—	—	—
Surrenders and other benefits	(628)	(383)	(856)	(16)	(110)
Net transfer from (to) separate account liabilities	(32)	—	—	—	—
Variable account index-linked adjustments	—	1,968	—	—	—
Interest credited	125	1	204	14	12
Balance at December 31, 2024	$3,680	$16,330	$5,369	$305	$447
Weighted-average crediting rate	3.3%	1.9%	3.7%	2.0%	N/A
Cash surrender value(1)	$3,658	$15,467	$5,365	$279	N/A

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$1,474	$1,569	$2,755	$501	$27,947
Contract deposits	117	333	181	—	4,832
Policy charges	(173)	(93)	(124)	—	(407)
Surrenders and other benefits	(62)	(80)	(79)	(52)	(2,266)
Net transfer from (to) separate account liabilities	—	(145)	—	—	(177)
Variable account index-linked adjustments	—	—	—	—	1,968
Interest credited	49	63	161	16	645
Balance at December 31, 2024	$1,405	$1,647	$2,894	$465	$32,542
Weighted-average crediting rate	3.6%	3.9%	2.3%	4.0%
Net amount at risk	$8,312	$57,473	$13,593	$130
Cash surrender value(1)	$1,280	$1,092	$2,447	$298

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For variable annuities and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

Refer to Note 12 for the net amount at risk for market risk benefits associated with variable and structured variable annuities. Fixed, fixed indexed, and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative, and separate account liabilities.

RiverSource Life Insurance Company

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2025 and 2024 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

				December 31, 2025
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$7	$62	$82	$20	$—	$171
	2%	–	2.99%	89	8	—	—	—	97
	3%	–	3.99%	1,686	—	—	1	—	1,687
	4%	–	5.00%	1,321	—	—	—	—	1,321

	Total			$3,103	$70	$82	$21	$—	$3,276

Fixed accounts of structured variable annuities	1%	–	1.99%	$—	$26	$26	$1	$—	$53
	2%	–	2.99%	16	—	—	—	—	16
	3%	–	3.99%	1	—	—	—	—	1
	4%	–	5.00%	—	—	—	—	—	—

	Total			$17	$26	$26	$1	$—	$70

Fixed annuities	1%	–	1.99%	$—	$182	$143	$103	$19	$447
	2%	–	2.99%	13	16	2	—	—	31
	3%	–	3.99%	2,116	1	1	—	—	2,118
	4%	–	5.00%	2,312	—	—	—	—	2,312

	Total			$4,441	$199	$146	$103	$19	$4,908

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$—	$2	$4	$13	$—	$19
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$2	$4	$13	$—	$19

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	47	6	19	2	1	75
	3%	–	3.99%	789	—	4	7	—	800
	4%	–	5.00%	442	5	—	—	—	447

	Total			$1,278	$11	$23	$9	$1	$1,322

Fixed accounts of variable universal life insurance	1%	–	1.99%	$—	$—	$3	$1	$48	$52
	2%	–	2.99%	1	16	2	1	14	34
	3%	–	3.99%	98	1	3	14	—	116
	4%	–	5.00%	524	25	—	—	—	549

	Total			$623	$42	$8	$16	$62	$751

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$2	$2
	2%	–	2.99%	—	—	—	135	—	135
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$—	$—	$135	$2	$137

Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	24	—	—	—	—	24
	4%	–	5.00%	249	—	—	—	—	249

	Total			$273	$—	$—	$—	$—	$273

Total	1%	–	1.99%	$7	$272	$258	$138	$69	$744
	2%	–	2.99%	166	46	23	138	15	388
	3%	–	3.99%	4,714	2	8	22	—	4,746
	4%	–	5.00%	4,848	30	—	—	—	4,878

	Total			$9,735	$350	$289	$298	$84	$10,756

RiverSource Life Insurance Company

		December 31, 2025
		Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Percentage of total account values that reset in:
Next 12 months		100.0%	100.0%	99.9%	100.0%	99.8%	100.0%
> 12 months to 24 months		—	—	—	—	—	—
> 24 months		—	—	0.1	—	0.2	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

				December 31, 2024
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$24	$95	$65	$17	$—	$201
	2%	–	2.99%	112	—	—	—	—	112
	3%	–	3.99%	1,894	7	—	1	—	1,902
	4%	–	5.00%	1,412	—	—	—	—	1,412

	Total			$3,442	$102	$65	$18	$—	$3,627

Fixed accounts of structured variable annuities	1%	–	1.99%	$2	$20	$9	$—	$—	$31
	2%	–	2.99%	13	—	—	—	—	13
	3%	–	3.99%	1	—	—	—	—	1
	4%	–	5.00%	—	—	—	—	—	—

	Total			$16	$20	$9	$—	$—	$45

Fixed annuities	1%	–	1.99%	$85	$237	$152	$89	$14	$577
	2%	–	2.99%	22	14	2	—	—	38
	3%	–	3.99%	2,410	—	—	—	—	2,410
	4%	–	5.00%	2,331	—	—	—	—	2,331

	Total			$4,848	$251	$154	$89	$14	$5,356

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$—	$2	$5	$14	$—	$21
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$2	$5	$14	$—	$21

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	50	4	15	—	—	69
	3%	–	3.99%	821	—	4	6	—	831
	4%	–	5.00%	473	4	—	—	—	477

	Total			$1,344	$8	$19	$6	$—	$1,377

Fixed accounts of variable universal life insurance	1%	–	1.99%	$—	$—	$4	$1	$41	$46
	2%	–	2.99%	7	14	—	1	12	34
	3%	–	3.99%	108	1	2	12	—	123
	4%	–	5.00%	564	21	—	—	—	585

	Total			$679	$36	$6	$14	$53	$788

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$4	$2	$—	$6
	2%	–	2.99%	—	125	—	—	—	125
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$125	$4	$2	$—	$131

RiverSource Life Insurance Company

				December 31, 2024
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	28	—	—	—	—	28
	4%	–	5.00%	268	—	—	—	—	268

	Total			$296	$—	$—	$—	$—	$296

Total	1%	–	1.99%	$111	$354	$239	$123	$55	$882
	2%	–	2.99%	204	157	17	1	12	391
	3%	–	3.99%	5,262	8	6	19	—	5,295
	4%	–	5.00%	5,048	25	—	—	—	5,073

	Total			$10,625	$544	$262	$143	$67	$11,641

Percentage of total account values that reset in:
Next 12 months				100.0%	100.0%	99.9%	100.0%	99.8%	100.0%
> 12 months to 24 months				—	—	—	—	—	—
> 24 months				—	—	0.1	—	0.2	—
Total				100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

The following tables summarize the balances of and changes in the liability for future policy benefits:

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2025	$—	$737	$53	$1,057	$1,847
Beginning balance at original discount rate	—	774	59	1,072	1,905
Effect of changes in cash flow assumptions	—	58	(19)	(8)	31
Effect of actual variances from expected experience	—	(17)	(12)	1	(28)
Adjusted beginning of year balance	$—	$815	$28	$1,065	$1,908
Issuances	141	60	9	—	210
Interest accrual	1	39	2	50	92
Net premiums collected	(142)	(78)	(2)	(138)	(360)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$836	$37	$977	$1,850
Effect of changes in discount rate assumptions	—	(23)	(4)	11	(16)
Balance at December 31, 2025	$—	$813	$33	$988	$1,834
Present Value of Future Policy Benefits:
Balance at January 1, 2025	$1,204	$1,322	$545	$6,187	$9,258
Beginning balance at original discount rate	1,289	1,353	535	6,408	9,585
Effect of changes in cash flow assumptions	(2)	27	(30)	25	20
Effect of actual variances from expected experience	(5)	(20)	(25)	13	(37)
Adjusted beginning of year balance	$1,282	$1,360	$480	$6,446	$9,568
Issuances	141	60	9	—	210
Interest accrual	57	74	30	316	477
Benefit payments	(162)	(114)	(41)	(440)	(757)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,318	$1,380	$478	$6,322	$9,498
Effect of changes in discount rate assumptions	(45)	(2)	21	(45)	(71)
Balance at December 31, 2025	$1,273	$1,378	$499	$6,277	$9,427
Adjustment due to reserve flooring	$—	$8	$—	$—	$8
Net liability for future policy benefits	$1,273	$573	$466	$5,289	$7,601
Less: reinsurance recoverable	703	408	20	2,657	3,788
Net liability for future policy benefits, after reinsurance recoverable	$570	$165	$446	$2,632	$3,813

RiverSource Life Insurance Company

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Discounted expected future gross premiums	$—	$1,971	$809	$1,173	$3,953
Expected future gross premiums	$—	$3,334	$1,126	$1,554	$6,014
Expected future benefit payments	$1,906	$2,328	$789	$10,218	$15,241
Weighted average interest accretion rate	4.4%	6.2%	6.3%	5.0%
Weighted average discount rate	5.0%	5.3%	5.2%	5.3%
Weighted average duration of liability (in years)	6	7	6	8

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2024	$—	$703	$104	$1,146	$1,953
Beginning balance at original discount rate	—	708	105	1,137	1,950
Effect of changes in cash flow assumptions	—	57	(39)	55	73
Effect of actual variances from expected experience	—	(16)	(13)	(26)	(55)
Adjusted beginning of year balance	$—	$749	$53	$1,166	$1,968
Issuances	201	63	9	—	273
Interest accrual	1	38	3	55	97
Net premiums collected	(202)	(76)	(6)	(149)	(433)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$774	$59	$1,072	$1,905
Effect of changes in discount rate assumptions	—	(37)	(6)	(15)	(58)
Balance at December 31, 2024	$—	$737	$53	$1,057	$1,847
Present Value of Future Policy Benefits:
Balance at January 1, 2024	$1,164	$1,325	$661	$6,561	$9,711
Beginning balance at original discount rate	1,222	1,291	621	6,507	9,641
Effect of changes in cash flow assumptions	(24)	67	(61)	58	40
Effect of actual variances from expected experience	(8)	(16)	(25)	(48)	(97)
Adjusted beginning of year balance	$1,190	$1,342	$535	$6,517	$9,584
Issuances	201	63	9	—	273
Interest accrual	56	73	34	323	486
Benefit payments	(158)	(125)	(43)	(432)	(758)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,289	$1,353	$535	$6,408	$9,585
Effect of changes in discount rate assumptions	(85)	(31)	10	(221)	(327)
Balance at December 31, 2024	$1,204	$1,322	$545	$6,187	$9,258
Adjustment due to reserve flooring	$—	$7	$—	$—	$7
Net liability for future policy benefits	$1,204	$592	$492	$5,130	$7,418
Less: reinsurance recoverable	759	424	20	2,591	3,794
Net liability for future policy benefits, after reinsurance recoverable	$445	$168	$472	$2,539	$3,624
Discounted expected future gross premiums	$—	$1,672	$836	$1,247	$3,755
Expected future gross premiums	$—	$2,921	$1,196	$1,713	$5,830
Expected future benefit payments	$1,846	$2,286	$899	$10,522	$15,553
Weighted average interest accretion rate	4.5%	6.0%	6.3%	5.0%
Weighted average discount rate	5.4%	5.6%	5.6%	5.7%
Weighted average duration of liability (in years)	6	7	7	8

Impacts of the annual review of policy benefit reserves assumptions are reflected within the effect of changes in cash flow assumptions in the disaggregated rollforwards above. The annual review of policy benefit reserves assumptions in the third quarter of 2025 resulted in a net increase in future policy benefit reserves, primarily due to net unfavorable changes in LTC morbidity and mortality assumptions partially offset by favorable changes to disability income insurance claim incidence rates. The annual review of policy benefit reserves assumptions in the third quarter of 2024 resulted in a net decrease in future policy benefit reserves, primarily due to decreased disability income insurance claim incidence rates.

RiverSource Life Insurance Company

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2025	$1,301	$80	$8	$1,389
Interest accrual	40	5	1	46
Benefit accrual	132	10	2	144
Benefit payments	(84)	(14)	(4)	(102)
Effect of actual variances from expected experience	11	(1)	2	12
Impact of change in net unrealized (gains) losses on securities	9	—	2	11
Balance at December 31, 2025	$1,409	$80	$11	$1,500
Weighted average interest accretion rate	2.9%	6.8%	3.8%
Weighted average discount rate	3.1%	7.1%	3.9%
Weighted average duration of reserves (in years)	9	8	7

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$1,225	$81	$15	$1,321
Interest accrual	37	6	1	44
Benefit accrual	133	8	3	144
Benefit payments	(69)	(13)	(5)	(87)
Effect of actual variances from expected experience	(2)	(1)	(1)	(4)
Impact of change in net unrealized (gains) losses on securities	(23)	(1)	(5)	(29)
Balance at December 31, 2024	$1,301	$80	$8	$1,389
Weighted average interest accretion rate	3.0%	7.0%	3.9%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	8	6

The amount of revenue and interest recognized in the Statements of Income was as follows:

	Years Ended December 31,
	2025		2024
(in millions)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$157	$56	$226	$55
Term and whole life insurance	174	35	172	35
Disability income insurance	114	28	119	31
Long term care insurance	171	266	179	268
Total	$616	$385	$696	$389

The following tables summarize the balances of and changes in unearned revenue:

(in millions)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
Balance at January 1, 2025	$26	$249	$295	$570
Deferral of revenue	1	79	47	127
Amortization	(1)	(21)	(24)	(46)
Balance at December 31, 2025	$26	$307	$318	$651
Balance at January 1, 2024	$27	$196	$266	$489
Deferral of revenue	—	70	51	121
Amortization	(1)	(17)	(22)	(40)
Balance at December 31, 2024	$26	$249	$295	$570

11. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

RiverSource Life Insurance Company

The balances of and changes in separate account liabilities were as follows:

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2025	$65,737	$9,839	$75,576
Premiums and deposits	996	526	1,522
Policy charges	(1,318)	(321)	(1,639)
Surrenders and other benefits	(7,347)	(413)	(7,760)
Investment return	8,373	1,495	9,868
Net transfer from (to) general account	30	48	78
Balance at December 31, 2025	$66,471	$11,174	$77,645
Cash surrender value	$65,338	$10,463	$75,801

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2024	$65,839	$8,795	$74,634
Premiums and deposits	933	500	1,433
Policy charges	(1,365)	(307)	(1,672)
Surrenders and other benefits	(6,990)	(412)	(7,402)
Investment return	7,293	1,199	8,492
Net transfer from (to) general account	27	64	91
Balance at December 31, 2024	$65,737	$9,839	$75,576
Cash surrender value	$64,411	$9,220	$73,631

12. MARKET RISK BENEFITS

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract.

The Company has the following primary GMDB provisions:

•	Return of premium – provides purchase payments minus adjusted partial surrenders.

•

Reset – provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet – provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest

RiverSource Life Insurance Company

anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table summarizes the balances of and changes in market risk benefits:

	Years Ended December 31,
(in millions, except age)	2025	2024	2023
Balance at beginning of period	$(919)	$335	$1,103
Issuances	23	24	17
Interest accrual and time decay	(116)	(66)	(53)
Reserve increase from attributed fees collected	761	790	788
Reserve release for benefit payments and derecognition	(9)	(11)	(35)
Effect of changes in interest rates and bond markets	(51)	(1,078)	(367)
Effect of changes in equity markets and subaccount performance	(1,006)	(1,228)	(1,267)
Effect of changes in equity index volatility	90	59	(67)
Actual policyholder behavior different from expected behavior	68	71	5
Effect of changes in future expected assumptions	93	106	128
Effect of changes in the instrument-specific credit risk on market risk benefits	(26)	79	83
Balance at end of period	$(1,092)	$(919)	$335
Reconciliation of the gross balances in an asset or liability position:
Asset position	$2,274	$2,182	$1,427
Liability position	(1,182)	(1,263)	(1,762)
Net asset (liability) position	$1,092	$919	$(335)
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$291	$462	$913
Living benefits	$1,811	$2,429	$2,513
Composite (greater of)	$2,084	$2,829	$3,308
Weighted average attained age of contractholders	70	69	69
Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(966)	$(2,111)	$(1,551)
Changes in unrealized (gains) losses in other comprehensive income (loss) relating to liabilities held at end of period	$(20)	$85	$84

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2025
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$(1,092)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	12.2%
			Surrender rate(2)	0.4%	–	75.0%	3.6%
			Market volatility(3)	0.0%	–	24.9%	11.2%
			Nonperformance risk(4)	65 bps			65	bps
			Mortality rate(5)	0.0%	–	41.6%	1.8%

	December 31, 2024
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$(919)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	11.9%
			Surrender rate(2)	0.4%	–	75.0%	3.3%
			Market volatility(3)	0.0%	–	24.6%	10.3%
			Nonperformance risk(4)	65 bps			65	bps
			Mortality rate(5)	0.0%	–	41.6%	1.7%

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.

RiverSource Life Insurance Company

(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2025 and 2024, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2025

•	Updates to surrender assumptions resulted in a decrease to pretax income of $70 million.

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $14 million.

Year ended December 31, 2024

•	Updates to surrender assumptions resulted in a decrease to pretax income of $83 million.

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $15 million.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender assumptions used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality assumptions used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair value measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender assumptions, utilization assumptions and mortality assumptions vary with the type of base product, type of rider, duration of the policy, age of the contractholder, calendar year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility, contractholder behavior assumptions that include margins for risk, and the Company’s nonperformance risk. These measurements are classified as Level 3.

13. DEBT

Short-Term Borrowings

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has accessed collateralized borrowings from the FHLB and has pledged (granted a lien on) certain investments as collateral, primarily commercial mortgage backed securities and residential mortgage backed securities, with an aggregate fair value of $1.1 billion and $964 million as of December 31, 2025 and 2024, respectively. The amount of the Company’s liability including accrued interest was $200 million and $201 million as of December 31, 2025 and 2024, respectively. The remaining maturity of outstanding FHLB advances was less than three months as of both December 31, 2025 and 2024. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2025 and 2024 was 4.0% and 4.6%, respectively.

Lines of Credit

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is a Daily Simple Secured Overnight Financing Rate plus 0.1% (“Adjusted Daily Simple SOFR”) plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2025 and 2024.

RiverSource Life Insurance Company

RiverSource Life of NY, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department of Financial Services’ non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2025 and 2024.

RTA, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2025 and 2024.

Long-Term Debt

The Company has a $500 million unsecured 3.5% surplus note due December 31, 2050 to Ameriprise Financial. The surplus note is subordinate in right of payment to the prior payment in full of the Company’s obligations to policyholders, claimants and beneficiaries and all other creditors. No payment of principal or interest shall be made without the prior approval of the Minnesota Department of Commerce and such payments shall be made only from RiverSource Life Insurance Company’s statutory surplus. Interest payments, which commenced on June 30, 2021, are due semiannually in arrears on June 30 and December 31. Subject to the preceding conditions, the Company may prepay all or a portion of the principal at any time. The outstanding balance was $500 million as of both December 31, 2025 and 2024 and is recorded in Long-term debt.

14. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (See Note 5 for the balances of assets and liabilities for consolidated investment entities):

	December 31, 2025
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$14,971	$711	$15,682
Residential mortgage backed securities	—	5,417	—	5,417
Commercial mortgage backed securities	—	2,104	—	2,104
State and municipal obligations	—	677	—	677
Asset backed securities	—	1,392	831	2,223
Foreign government bonds and obligations	—	1	—	1
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities	1	24,562	1,542	26,105
Cash equivalents	665	2,872	—	3,537
Market risk benefits	—	—	2,274	2,274	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	59	59
Other assets:
Interest rate derivative contracts	1	142	—	143
Equity derivative contracts	218	12,708	—	12,926
Foreign exchange derivative contracts	—	23	—	23
Credit derivative contracts	—	16	—	16
Total other assets	219	12,889	—	13,108
Separate account assets at net asset value (“NAV”)				77,645	(2)
Total assets at fair value	$885	$40,323	$3,875	$122,728

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$—	$58	$58
IUL embedded derivatives	—	—	1,042	1,042
Structured variable annuity embedded derivatives	—	—	3,879	3,879
Total policyholder account balances, future policy benefits and claims	—	—	4,979	4,979	(3)
Market risk benefits	—	—	1,182	1,182	(1)
Other liabilities:
Interest rate derivative contracts	1	218	—	219
Equity derivative contracts	343	7,627	—	7,970
Total other liabilities	344	7,845	—	8,189
Total liabilities at fair value	$344	$7,845	$6,161	$14,350

RiverSource Life Insurance Company

	December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$12,721	$572	$13,293
Residential mortgage backed securities	—	4,039	—	4,039
Commercial mortgage backed securities	—	2,100	—	2,100
State and municipal obligations	—	636	—	636
Asset backed securities	—	1,302	881	2,183
Foreign government bonds and obligations	—	7	—	7
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities	1	20,805	1,453	22,259
Cash equivalents	1,215	1,227	—	2,442
Market risk benefits	—	—	2,182	2,182	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	55	55
Other assets:
Interest rate derivative contracts	—	179	—	179
Equity derivative contracts	114	8,829	—	8,943
Foreign exchange derivative contracts	2	40	—	42
Credit derivative contracts	—	59	—	59
Total other assets	116	9,107	—	9,223
Separate account assets at NAV				75,576	(2)
Total assets at fair value	$1,332	$31,139	$3,690	$111,737

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$—	$53	$53
IUL embedded derivatives	—	—	1,002	1,002
Structured variable annuity embedded derivatives	—	—	2,461	2,461
Total policyholder account balances, future policy benefits and claims	—	—	3,516	3,516	(3)
Market risk benefits	—	—	1,263	1,263	(1)
Other liabilities:
Interest rate derivative contracts	1	323	—	324
Equity derivative contracts	172	5,159	—	5,331
Foreign exchange derivative contracts	—	7	—	7
Total other liabilities	173	5,489	—	5,662
Total liabilities at fair value	$173	$5,489	$4,779	$10,441

(1)

See Note 12 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The Company’s adjustment for nonperformance risk resulted in a $258 million and $211 million cumulative decrease to the embedded derivatives as of December 31, 2025 and 2024, respectively.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities				Receivables
(in millions)	Corporate Debt Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2025	$572	$881	$1,453		$55
Total gains (losses) included in:
Net income	2	—	2	(1)	9
Other comprehensive income (loss)	18	14	32		—
Purchases	169	—	169		—
Settlements	(50)	(64)	(114)		(5)
Balance at December 31, 2025	$711	$831	$1,542		$59
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2025	$2	$—	$2	(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2025	$18	$14	$32		$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2025	$53		$1,002		$2,461		$3,516
Total (gains) losses included in:
Net income	10	(2)	204	(2)	1,758	(3)	1,972
Issues	—		(20)		102		82
Settlements	(5)		(144)		(442)		(591)
Balance at December 31, 2025	$58		$1,042		$3,879		$4,979
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2025	$—		$204	(2)	$1,758	(3)	$1,962

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2024	$452	$—	$555	$1,007		$51
Total gains (losses) included in:
Net income	1	—	—	1	(1)	8
Other comprehensive income (loss)	1	—	15	16		—
Purchases	227	64	334	625		—
Settlements	(109)	(1)	—	(110)		(4)
Transfers out of Level 3	—	(63)	(23)	(86)		—
Balance at December 31, 2024	$572	$—	$881	$1,453		$55
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2024	$1	$—	$—	$1	(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2024	$(2)	$—	$15	$13		$—

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2024	$49		$873		$1,011		$1,933
Total (gains) losses included in:
Net income	8	(2)	255	(2)	1,670	(3)	1,933
Issues	—		23		114		137
Settlements	(4)		(149)		(334)		(487)
Balance at December 31, 2024	$53		$1,002		$2,461		$3,516
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2024	$—		$255	(2)	$1,670	(3)	$1,925

	Available-for-Sale Securities			Receivables
(in millions)	Corporate Debt Securities	Asset Backed Securities	Total	Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2023	$395	$545	$940	$48
Total gains (losses) included in:
Net income	—	—	—	6
Other comprehensive income (loss)	12	10	22	—
Purchases	110	—	110	—
Settlements	(65)	—	(65)	(3)
Balance at December 31, 2023	$452	$555	$1,007	$51
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2023	$11	$10	$21	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2023	$44		$739		$(137	)(4)	$646
Total (gains) losses included in:
Net income	8	(2)	198	(2)	1,166	(3)	1,372
Issues	—		59		104		163
Settlements	(3)		(123)		(122)		(248)
Balance at December 31, 2023	$49		$873		$1,011		$1,933
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2023	$—		$198	(2)	$1,166	(3)	$1,364

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.
(3)	Included in Benefits, claims, losses and settlement expenses.
(4)	The fair value of the structured variable annuity embedded derivatives was a net asset as of January 1, 2023 and presented as a contra liability.

The increase to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $42 million, $14 million and $51 million, net of the reinsurance accrual, for the years ended December 31, 2025, 2024 and 2023, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

RiverSource Life Insurance Company

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2025
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$708	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.9%	–	1.6%	1.2%
Asset backed securities	$831	flow	Annual default rate(2)	2.7%	–	6.6%	5.1%
			Loss severity	25.0%			25.0%
			Constant prepayment rate(2)	0.0%	–	1.0%	0.4%
			Yield/spread to U.S. Treasuries(3)	185	–	350	201	bps
Fixed deferred indexed annuity ceded embedded derivatives	$59	Discounted cash flow	Surrender rate(4)	0.5%	–	89.8%	5.1%
Fixed deferred indexed annuity embedded derivatives	$58	Discounted cash flow	Surrender rate(4)	0.5%	–	89.8%	5.1%
			Nonperformance risk(5)	65 bps			65	bps
IUL embedded derivatives	$1,042	flow	Nonperformance risk(5)	65 bps			65	bps
Structured variable annuity embedded derivatives	$3,879	Discounted cash flow	Surrender rate(4)	0.5%	–	75.0%	2.0%
			Nonperformance risk(5)	65 bps			65	bps

	December 31, 2024
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$572	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	1.7%	1.2%
Asset backed securities	$881	Discounted cash flow	Annual default rate(2)	2.2%	–	4.4%	3.6%
			Loss severity	25.0%			25.0%
			Constant prepayment rate(2)	0.0%	–	1.0%	0.4%
			Yield/spread to U.S. Treasuries(3)	190	–	360	205	bps
Fixed deferred indexed annuity ceded embedded derivatives	$55	Discounted cash flow	Surrender rate(4)	0.0%	–	89.1%	10.6%
Fixed deferred indexed annuity embedded derivatives	$53	Discounted cash flow	Surrender rate(4)	0.0%	–	89.1%	10.6%
			Nonperformance risk(5)	65 bps			65	bps
IUL embedded derivatives	$1,002	Discounted cash flow	Nonperformance risk(5)	65 bps			65	bps
Structured variable annuity embedded derivatives	$2,461	Discounted cash flow	Surrender rate(4)	0.5%	–	75.0%	1.7%
			Nonperformance risk(5)	65 bps			65	bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The weighted average for both the annual default rate and the constant prepayment rate for asset backed securities are weighted based on the balances of each security.
(3)

The weighted average for the yield/spread to U.S. Treasuries for asset backed securities is calculated as the sum of each tranche’s balance multiplied by its spread to U.S. Treasuries divided by the aggregate balances of the tranches.

(4)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(5)	The nonperformance risk is the spread added to the U.S. Treasury curve.

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities and asset backed securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the annual default rate, loss severity, and constant prepayment rate used in the fair value measurement of Level 3 asset backed securities in isolation, generally, would have resulted in a significantly lower (higher) fair value measurement and significant increases (decreases) in loss severity in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the surrender assumption used in the fair value measurement of the fixed deferred indexed annuity ceded embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk and surrender assumption used in the fair value measurements of the fixed deferred indexed annuity embedded derivatives and structured variable annuity embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value.

RiverSource Life Insurance Company

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities and asset backed securities with fair value typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. The fair value of affiliated asset backed securities is determined using a discounted cash flow model. Inputs used to determine the expected cash flows include assumptions about discount rates and default, prepayment and recovery rates of the underlying assets. Given the significance of the unobservable inputs to this fair value measurement, the fair value of the investment in the affiliated asset backed securities is classified as Level 3.

Management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. U.S. Treasuries are also classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Receivables

The Company reinsured its fixed deferred indexed annuity products which have an indexed account that is accounted for as an embedded derivative. The Company uses discounted cash flow models to determine the fair value of these ceded embedded derivatives. The fair value of fixed deferred indexed annuity ceded embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates. Given the significance of the unobservable surrender rates, these embedded derivatives are classified as Level 3.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2025 and 2024. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

RiverSource Life Insurance Company

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of fixed deferred indexed annuity, structured variable annuity and IUL products.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its fixed deferred indexed annuity, structured variable annuity and IUL products. The fair value of fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates and the estimate of the Company’s nonperformance risk. Given the significance of the unobservable surrender rates and the nonperformance risk assumption, the fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2025 and 2024. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for impairment. The investments that are determined to be impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $17 million and $27 million as of December 31, 2025 and 2024, respectively, and is classified as Level 3 in the fair value hierarchy.

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2025
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,927	$—	$—	$1,877	$1,877
Policy loans	1,056	—	1,056	—	1,056
Other investments	56	—	37	19	56
Receivables	5,358	—	—	4,485	4,485
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$23,297	$—	$—	$19,636	$19,636
Short-term borrowings	200	—	200	—	200
Long-term debt	500	—	329	—	329
Other liabilities	3	—	—	3	3
Separate account liabilities — investment contracts	366	—	366	—	366

RiverSource Life Insurance Company

	December 31, 2024
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,797	$—	$—	$1,675	$1,675
Policy loans	982	—	982	—	982
Other investments	55	—	36	19	55
Receivables	5,834	—	—	4,795	4,795
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$20,097	$—	$—	$16,826	$16,826
Short-term borrowings	201	—	201	—	201
Long-term debt	500	—	312	—	312
Other liabilities	5	—	—	4	4
Separate account liabilities — investment contracts	364	—	364	—	364

Other investments include syndicated loans and the Company’s membership in the FHLB. Receivables include deposit receivables. See Note 7 for additional information on mortgage loans, policy loans, syndicated loans and deposit receivables.

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status, indexed and structured variable annuity host contracts, and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Short-term borrowings include FHLB borrowings. Long-term debt includes the surplus note with Ameriprise Financial. See Note 13 for further information on short-term borrowings and long-term debt. Other liabilities include future funding commitments to affordable housing partnerships and other real estate partnerships. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

15. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

The Company is the lessor of one real estate property which it leases to Ameriprise Financial under an operating lease that expires November 30, 2029. The Company earned $5 million in rental income for each of the years ended December 31, 2025, 2024 and 2023, which is reflected in Other revenues. The Company expects to earn $5 million in each year of the next three annual periods and $4 million in the period ending November 30, 2029.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $313 million, $352 million and $338 million for the years ended December 31, 2025, 2024 and 2023, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income Taxes

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from Ameriprise Financial for federal income taxes was $296 million and $277 million as of December 31, 2025 and 2024, respectively, which is reflected in Other assets.

Investments

The Company has holdings of AA, A and BBB rated asset backed securities issued by Ameriprise Installment Financing, LLC or Ameriprise Advisor Financing 2, LLC, subsidiaries of Ameriprise Financial. The asset backed securities are collateralized by portfolios of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2025 and 2024, the fair value of these asset backed securities was $830 million and $879 million, respectively, and is reported in Investments: Available-for-Sale Fixed maturities, at fair value. Interest income from these asset backed securities was $54 million, $44 million and $34 million for the years ending December 31, 2025, 2024 and 2023, respectively, and is reported in Net investment income.

Lines of Credit

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2025 and 2024. See Note 13 for information about additional lines of credit with an affiliate.

RiverSource Life Insurance Company

Long-Term Debt

See Note 13 for information about a surplus note to an affiliate.

Dividends, Return of Capital, or Distributions

Cash dividends and return of capital or distributions paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Dividends paid to Ameriprise Financial	$600	$600	$600
Dividend received from RiverSource Life of NY	50	50	50
Return of capital received from RTA	—	40	75

For dividends and other distributions from the life insurance companies, advance notification was provided to state insurance regulators prior to payments. See Note 16 for additional information.

16. REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, classifying surplus notes as a component of statutory surplus rather than debt, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes contain limitations as to the amount of dividends and other distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, payments in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce (“MN DOC”), RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned deficit was $275 million and $736 million as of December 31, 2025 and 2024, respectively.

In addition, dividends or distributions whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the MN DOC, and are subject to potential disapproval. Statutory capital and surplus was $2.5 billion and $2.7 billion as of December 31, 2025 and 2024, respectively.

Statutory net gain from operations and net income for RiverSource Life Insurance Company are summarized as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Statutory net gain from operations	$1,855	$1,097	$1,331
Statutory net income (loss)	1,101	(91)	845

Government debt securities of $4 million as of both December 31, 2025 and 2024 were on deposit with various states as required by law.

17. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2025
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$12,894	$—	$12,894	$(8,023)	$(2,484)	$(2,296)	$91
OTC cleared	9	—	9	(9)	—	—	—
Exchange-traded	205	—	205	(41)	—	—	164
Total	$13,108	$—	$13,108	$(8,073)	$(2,484)	$(2,296)	$255

	December 31, 2024
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$9,111	$—	$9,111	$(5,555)	$(1,550)	$(1,970)	$36
OTC cleared	10	—	10	(10)	—	—	—
Exchange-traded	102	—	102	(17)	—	—	85
Total	$9,223	$—	$9,223	$(5,582)	$(1,550)	$(1,970)	$121

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2025
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$8,122	$—	$8,122	$(8,023)	$—	$(99)	$—
OTC cleared	19	—	19	(9)	—	—	10
Exchange-traded	48	—	48	(41)	—	—	7
Total	$8,189	$—	$8,189	$(8,073)	$—	$(99)	$17

	December 31, 2024
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$5,622	$—	$5,622	$(5,555)	$—	$(67)	$—
OTC cleared	18	—	18	(10)	—	—	8
Exchange-traded	22	—	22	(17)	—	—	5
Total	$5,662	$—	$5,662	$(5,582)	$—	$(67)	$13

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

RiverSource Life Insurance Company

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 18 for additional disclosures related to the Company’s derivative instruments.

18. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 17 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2025			December 31, 2024
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$36,007	$143	$219	$39,082	$179	$324
Equity contracts	131,028	12,926	7,970	108,205	8,943	5,331
Credit contracts	3,318	16	—	2,914	59	—
Foreign exchange contracts	2,234	23	—	2,938	42	7
Total non-designated hedges	172,587	13,108	8,189	153,139	9,223	5,662
Embedded derivatives
IUL	N/A	—	1,042	N/A	—	1,002
Fixed deferred indexed annuities and deposit receivables	N/A	59	58	N/A	55	53
Structured variable annuities(3)	N/A	—	3,879	N/A	—	2,461
Total embedded derivatives	N/A	59	4,979	N/A	55	3,516
Total derivatives	$172,587	$13,167	$13,168	$153,139	$9,278	$9,178

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets and the fair value of ceded embedded derivative assets related to deposit receivables is included in Receivables.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL, fixed deferred indexed annuity and structured variable annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

(3)

The fair value of the structured variable annuity embedded derivatives as of December 31, 2025 included $3.9 billion of individual contracts in a liability position and $1 million of individual contracts in an asset position. The fair value of the structured variable annuity embedded derivatives as of December 31, 2024 included $2.5 billion of individual contracts in a liability position and $3 million of individual contracts in an asset position.

See Note 14 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2025 and 2024, investment securities with a fair value of $1.7 billion and $1.5 billion, respectively, were pledged to meet contractual obligations under derivative contracts, of which $100 million and $84 million, respectively, may be sold, pledged or rehypothecated by the counterparty. As of December 31, 2025 and 2024, investment securities with a fair value of $2.7 billion and $2.2 billion, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $2.4 billion and $2.0 billion, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2025 and 2024, the Company had sold, pledged or rehypothecated none of these securities. In addition, as of both December 31, 2025 and 2024, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2025
Interest rate contracts	$2	$—	$(198)
Equity contracts	1,554	100	(842)
Credit contracts	—	—	(82)
Foreign exchange contracts	—	—	(29)
IUL embedded derivatives	—	(60)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	18	—
Structured variable annuity embedded derivatives	(1,758)	—	—
Total gain (loss)	$(202)	$58	$(1,151)

Year Ended December 31, 2024
Interest rate contracts	$(10)	$—	$(1,128)
Equity contracts	1,419	71	(1,021)
Credit contracts	—	—	124
Foreign exchange contracts	—	—	64
IUL embedded derivatives	—	(106)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	16	—
Structured variable annuity embedded derivatives	(1,670)	—	—
Total gain (loss)	$(261)	$(19)	$(1,961)

Year Ended December 31, 2023
Interest rate contracts	$(5)	$—	$(422)
Equity contracts	770	79	(1,239)
Credit contracts	—	—	7
Foreign exchange contracts	—	—	5
IUL embedded derivatives	—	(75)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	(3)	—
Structured variable annuity embedded derivatives	(1,166)	—	—
Total gain (loss)	$(401)	$1	$(1,649)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2025:

(in millions)	Premiums Payable	Premiums Receivable
2026	$247	$88
2027	21	—
2028	31	—
2029	135	—
2030	217	—
2031	16	—
Total	$667	$88

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

Structured variable annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to structured variable annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity components of structured variable annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into interest rate swaps, index options and futures contracts.

RiverSource Life Insurance Company

As discussed in Note 12, the Company issues variable annuity contracts that provide protection to contractholders from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. The Company economically hedges its obligations under these market risk benefits using options, swaptions, swaps and futures.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 17 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2025 and 2024, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $99 million and $67 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2025 and 2024 was $99 million and $67 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2025 and 2024 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil as of both December 31, 2025 and 2024, respectively.

19. SHAREHOLDER’S EQUITY

The following tables present the amounts related to each component of OCI:

	Year Ended December 31, 2025
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$675	$(145)	$530
Reclassification of net (gains) losses on securities included in net income(2)	6	(1)	5
Impact of benefit reserves and reinsurance recoverables	(9)	2	(7)
Net unrealized gains (losses) on securities	672	(144)	528
Effect of changes in discount rate assumptions on certain long-duration contracts	(91)	19	(72)
Effect of changes in instrument-specific credit risk on market risk benefits (“MRBs”)	26	(6)	20
Other	1	—	1
Total other comprehensive income (loss)	$608	$(131)	$477

	Year Ended December 31, 2024
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(383)	$82	$(301)
Reclassification of net (gains) losses on securities included in net income(2)	11	(2)	9
Impact of benefit reserves and reinsurance recoverables	20	(4)	16
Net unrealized gains (losses) on securities	(352)	76	(276)
Effect of changes in discount rate assumptions on certain long-duration contracts	194	(41)	153
Effect of changes in instrument-specific credit risk on MRBs	(79)	17	(62)
Total other comprehensive income (loss)	$(237)	$52	$(185)

RiverSource Life Insurance Company

	Year Ended December 31, 2023
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$652	$(144)	$508
Reclassification of net (gains) losses on securities included in net income(2)	27	(7)	20
Impact of benefit reserves and reinsurance recoverables	(24)	5	(19)
Net unrealized gains (losses) on securities	655	(146)	509
Effect of changes in discount rate assumptions on certain long-duration contracts	(69)	15	(54)
Effect of changes in instrument-specific credit risk on MRBs	(83)	18	(65)
Total other comprehensive income (loss)	$503	$(113)	$390

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Other	Total
Balance at January 1, 2023	$(991)	$(72)	$(20)	$(1)	$(1,084)
OCI before reclassifications	489	(54)	(65)	—	370
Amounts reclassified from AOCI	20	—	—	—	20
Total OCI	509	(54)	(65)	—	390
Balance at December 31, 2023	(482)	(126)	(85)	(1)	(694)
OCI before reclassifications	(285)	153	(62)	—	(194)
Amounts reclassified from AOCI	9	—	—	—	9
Total OCI	(276)	153	(62)	—	(185)
Balance at December 31, 2024	(758)	27	(147)	(1)	(879)
OCI before reclassifications	523	(72)	20	1	472
Amounts reclassified from AOCI	5	—	—	—	5
Total OCI	528	(72)	20	1	477
Balance at December 31, 2025	$(230)	$(45)	$(127)	$—	$(402)

20. INCOME TAXES

The components of income tax provision (benefit) were as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Current income tax
Federal	$(85)	$(297)	$(112)
State	(4)	(4)	2
Total current income tax	(89)	(301)	(110)
Deferred income tax
Federal	170	402	98
State	4	2	2
Total deferred income tax	174	404	100
Total income tax provision (benefit)	$85	$103	$(10)

RiverSource Life Insurance Company

The principal reasons that the aggregate income tax provision (benefit) is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2025		2024		2023
(in millions, except percentages)	Amount	Percentage	Amount	Percentage	Amount	Percentage
U.S. federal statutory tax rate	$165	21.0%	$193	21.0%	$81	21.0%
State and local income taxes, net of federal income tax effect(1)	—	—	(2)	(0.2)	3	0.9
Tax credits:
Low income housing credit	(20)	(2.6)	(25)	(2.7)	(31)	(8.0)
Foreign tax credit, net of addback	(24)	(3.0)	(21)	(2.2)	(27)	(7.0)
Nontaxable or nondeductible items:
Dividends received deduction	(29)	(3.7)	(31)	(3.4)	(32)	(8.2)
Other	—	—	(1)	(0.1)	2	0.4
Changes in unrecognized tax benefits	2	0.2	—	—	6	1.6
Other adjustments:
Audit adjustments	(8)	(1.0)	(9)	(1.0)	(13)	(3.4)
Other	(1)	(0.1)	(1)	(0.2)	1	0.2
Effective tax rate	$85	10.8%	$103	11.2%	$(10)	(2.5)%

(1)

State taxes in Illinois, Florida, Mississippi, New Hampshire and Hawaii made up the majority (greater than 50 percent) of the tax effect in this category for 2025. State taxes in Florida, Oregon, New Hampshire and Minnesota made up the majority (greater than 50 percent) of the tax effect in this category for 2024. State taxes in Florida made up the majority (greater than 50 percent) of the tax effect in this category for 2023.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2025 and 2024. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in millions)	2025	2024
Deferred income tax assets
Insurance and annuity benefits including corresponding hedges	$525	$801
Investments including net unrealized on Available-for-Sale securities	119	177
Other	44	39
Gross deferred income tax assets	688	1,017
Less: valuation allowance	30	32
Total deferred income tax assets	658	985
Deferred income tax liabilities
Deferred acquisition costs	324	355
Other	77	57
Gross deferred income tax liabilities	401	412
Net deferred income tax assets	$257	$573

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $33 million, net of federal benefit, which will expire beginning December 31, 2026. Based on analysis of the Company’s tax position as of December 31, 2025, management believes it is more likely than not that the Company will not realize certain state net operating losses of $28 million and state deferred tax assets of $2 million, both net of federal benefit; therefore, a valuation allowance of $30 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2025	2024	2023
Balance at January 1	$22	$27	$37
Reductions for tax positions related to the current year	(2)	(3)	(3)
Additions for tax positions of prior years	2	—	65
Reductions for tax positions of prior years	—	—	(71)
Reductions due to lapse of statutes of limitations	(1)	(2)	(1)
Balance at December 31	$21	$22	$27

If recognized, approximately $18 million, $17 million and $19 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2025, 2024 and 2023, respectively, would affect the effective tax rate.

RiverSource Life Insurance Company

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $3 million, $2 million and $8 million in interest and penalties for the years ended December 31, 2025, 2024 and 2023, respectively. As of December 31, 2025 and 2024, the Company had a payable of $19 million and $13 million, respectively, related to accrued interest and penalties.

The Company files its federal income tax return as part of the consolidated income tax return of Ameriprise Financial in the U.S. federal jurisdiction. The Company files as a separate entity and as part of unitary or combined returns with Ameriprise Financial, Inc. and other affiliates in various state jurisdictions. The federal statutes of limitations are closed on years through 2018, except for two issues for 2016 which were claimed on an amended return. During the second quarter of 2025, the Internal Revenue Service (“IRS”) finalized the audit of Ameriprise Financial’s U.S. income tax returns for tax years 2019 and 2020, except for one issue for 2020, which remains open. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2021 through 2023. The state income tax returns of Ameriprise Financial or its subsidiaries, including the Company, are currently under examination by various jurisdictions for years ranging from 2018 through 2023.

The legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was enacted on July 4, 2025. The corporate tax law changes resulting from the OBBBA did not have a material impact to the Company’s consolidated financial statements for the year ended December 31, 2025 and, based on current guidance, the Company does not expect to record any material impacts in the future.

Income taxes paid (received) were as follows:

(in millions)	2025	2024	2023
Income taxes paid (received), net	$(81)	$(286)	$215
Federal	(81)	(286)	215

21. COMMITMENTS AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2025	2024
Commercial mortgage loans	$27	$58

Contingencies

The Company and its affiliates are involved, in the normal course of business, in legal proceedings, which include regulatory inquiries, arbitration and litigation (including class actions), concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or has been subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates are cooperating with the applicable regulators. The Company and its affiliates typically have numerous pending matters that include information requests, exams, inquiries or disputes regarding their business activities and practices and other subjects, including from time to time: sales and distribution of, and disclosure practices related to, various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; recordkeeping requirements; and transaction monitoring systems and controls.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the Company’s consolidated financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the

RiverSource Life Insurance Company

outcome may be material to the Company’s consolidated financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

Guaranty Fund Assessments

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2025 and 2024, the estimated liability was $13 million and $11 million, respectively. As of December 31, 2025 and 2024, the related premium tax asset was $11 million and $9 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
ANN9123_12_E01_(05/26)
RiverSource Distributors, Inc. (Distributor), Member FINRA.
Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota.
Affiliated with Ameriprise Financial Services, LLC.
© 2008-2026 RiverSource Life Insurance Company. All rights reserved.